UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East, New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: AICYX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

California Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AICYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.50%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed to performance, relative to the benchmark. In particular, security selection within multi-family housing bonds was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Advisor Class: AICYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
07/16	$10,000	$10,000	$10,000
09/16	$9,991	$9,987	$9,989
09/17	$10,019	$10,074	$10,089
09/18	$10,011	$10,109	$10,070
09/19	$10,570	$10,974	$10,716
09/20	$10,849	$11,423	$11,156
09/21	$11,098	$11,723	$11,304
09/22	$10,274	$10,375	$10,451
09/23	$10,611	$10,651	$10,690
09/24	$11,488	$11,756	$11,484

Average Annual Total Returns

	1 Year	5 Years	Since Inception 07/25/16
Advisor Class	8.19%	1.67%	1.71%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	1.99%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.70%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AICYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,030,808,218
# of Portfolio Holdings	350
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$4,269,717

Advisor Class: AICYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.8%
AA	37.4%
A	22.8%
BBB	8.3%
BB	3.4%
B	0.3%
A-1+	5.1%
A-1	0.4%
SP-1+	3.9%
Pre-refunded	2.8%
Not Rated	7.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	91.2%
Guam	2.4%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.8%
Kentucky	0.5%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	1.0%
Other assets less liabilities	0.7%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AICYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: AICYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AICYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

ICAM-ADV-0153-0924

Advisor Class: AICYX

4

Municipal Class: SNCAX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

California Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SNCAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$59	0.57%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed to performance, relative to the benchmark. In particular, security selection within multi-family housing bonds was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Municipal Class: SNCAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Municipal Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$10,000	$10,000	$10,000
09/15	$10,161	$10,316	$10,222
09/16	$10,513	$10,892	$10,569
09/17	$10,537	$10,987	$10,675
09/18	$10,523	$11,025	$10,655
09/19	$11,101	$11,968	$11,339
09/20	$11,388	$12,458	$11,804
09/21	$11,641	$12,785	$11,961
09/22	$10,773	$11,315	$11,058
09/23	$11,120	$11,616	$11,311
09/24	$12,023	$12,821	$12,152

Average Annual Total Returns

	1 Year	5 Years	10 Years
Municipal Class	8.12%	1.61%	1.86%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SNCAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,030,808,218
# of Portfolio Holdings	350
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$4,269,717

Municipal Class: SNCAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.8%
AA	37.4%
A	22.8%
BBB	8.3%
BB	3.4%
B	0.3%
A-1+	5.1%
A-1	0.4%
SP-1+	3.9%
Pre-refunded	2.8%
Not Rated	7.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	91.2%
Guam	2.4%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.8%
Kentucky	0.5%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	1.0%
Other assets less liabilities	0.7%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SNCAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Municipal Class: SNCAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/SNCAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCBI-1947-CA-0153-0924

Municipal Class: SNCAX

4

Class A: AICAX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

California Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AICAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed to performance, relative to the benchmark. In particular, security selection within multi-family housing bonds was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Class A: AICAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$9,699	$10,000	$10,000
09/15	$9,830	$10,316	$10,222
09/16	$10,150	$10,892	$10,569
09/17	$10,152	$10,987	$10,675
09/18	$10,119	$11,025	$10,655
09/19	$10,657	$11,968	$11,339
09/20	$10,911	$12,458	$11,804
09/21	$11,133	$12,785	$11,961
09/22	$10,281	$11,315	$11,058
09/23	$10,591	$11,616	$11,311
09/24	$11,438	$12,821	$12,152

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	7.91%	1.42%	1.66%
Class A (with sales charges)	4.70%	0.80%	1.35%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AICAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,030,808,218
# of Portfolio Holdings	350
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$4,269,717

Class A: AICAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.8%
AA	37.4%
A	22.8%
BBB	8.3%
BB	3.4%
B	0.3%
A-1+	5.1%
A-1	0.4%
SP-1+	3.9%
Pre-refunded	2.8%
Not Rated	7.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	91.2%
Guam	2.4%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.8%
Kentucky	0.5%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	1.0%
Other assets less liabilities	0.7%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AICAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AICAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AICAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

ICAM-A-0153-0924

Class A: AICAX

4

Class C: ACMCX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

California Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACMCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.50%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed to performance, relative to the benchmark. In particular, security selection within multi-family housing bonds was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Class C: ACMCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$10,000	$10,000	$10,000
09/15	$10,063	$10,316	$10,222
09/16	$10,314	$10,892	$10,569
09/17	$10,239	$10,987	$10,675
09/18	$10,121	$11,025	$10,655
09/19	$10,587	$11,968	$11,339
09/20	$10,759	$12,458	$11,804
09/21	$10,888	$12,785	$11,961
09/22	$9,986	$11,315	$11,058
09/23	$10,211	$11,616	$11,311
09/24	$10,942	$12,821	$12,152

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C	7.11%	0.66%	0.90%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ACMCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,030,808,218
# of Portfolio Holdings	350
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$4,269,717

Class C: ACMCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.8%
AA	37.4%
A	22.8%
BBB	8.3%
BB	3.4%
B	0.3%
A-1+	5.1%
A-1	0.4%
SP-1+	3.9%
Pre-refunded	2.8%
Not Rated	7.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	91.2%
Guam	2.4%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.8%
Kentucky	0.5%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	1.0%
Other assets less liabilities	0.7%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACMCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ACMCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ACMCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

ICAM-C-0153-0924

Class C: ACMCX

4

Class 1: SAOOX

September 30, 2024

Overlay A Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SAOOX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$113	0.97%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Overlay A underperformed the S&P 500 index (the "benchmark") but outperformed the composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the "Fed") response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives such as credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes, which added to performance, while purchased options detracted.

Performance Highlights

Top contributors to performance:

  Contributors to performance consisted of duration extension, option strategies and equity allocation tilts.

Top detractors from performance:

  Detractors from performance consisted of bond allocation tilt and equity country selection.

Class 1: SAOOX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	S&P 500 Index	47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg
09/14	$10,000	$10,000	$10,000
09/15	$9,714	$9,939	$9,466
09/16	$9,990	$11,472	$10,649
09/17	$11,393	$13,607	$12,205
09/18	$11,987	$16,044	$13,375
09/19	$11,812	$16,727	$13,682
09/20	$11,759	$19,260	$14,719
09/21	$14,835	$25,040	$18,296
09/22	$11,695	$21,165	$15,147
09/23	$11,781	$25,741	$17,689
09/24	$15,563	$35,098	$22,183

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class 1	32.10%	5.67%	4.52%
S&P 500 Index	36.35%	15.98%	13.38%
47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg	25.40%	10.15%	8.29%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SAOOX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$507,611,176
# of Portfolio Holdings	252
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$3,505,124

Class 1: SAOOX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity
US	60.7%
Developed International	17.2%
Emerging Markets	13.6%
Real Assets	6.6%
Global Bond
US	41.3%
Developed International	13.4%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/SAOOX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 1: SAOOX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/SAOOX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCBII-1947-OA-1-0153-0924

Class 1: SAOOX

4

Class 2: SAOTX

September 30, 2024

Overlay A Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SAOTX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$89	0.77%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Overlay A underperformed the S&P 500 index (the "benchmark") but outperformed the composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the "Fed") response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives such as credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes, which added to performance, while purchased options detracted.

Performance Highlights

Top contributors to performance:

  Contributors to performance consisted of duration extension, option strategies and equity allocation tilts.

Top detractors from performance:

  Detractors from performance consisted of bond allocation tilt and equity country selection.

Class 2: SAOTX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	S&P 500 Index	47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg
09/14	$10,000	$10,000	$10,000
09/15	$9,722	$9,939	$9,466
09/16	$10,027	$11,472	$10,649
09/17	$11,462	$13,607	$12,205
09/18	$12,077	$16,044	$13,375
09/19	$11,929	$16,727	$13,682
09/20	$11,899	$19,260	$14,719
09/21	$15,034	$25,040	$18,296
09/22	$11,873	$21,165	$15,147
09/23	$11,989	$25,741	$17,689
09/24	$15,870	$35,098	$22,183

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class 2	32.38%	5.88%	4.73%
S&P 500 Index	36.35%	15.98%	13.38%
47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg	25.40%	10.15%	8.29%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SAOTX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$507,611,176
# of Portfolio Holdings	252
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$3,505,124

Class 2: SAOTX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity
US	60.7%
Developed International	17.2%
Emerging Markets	13.6%
Real Assets	6.6%
Global Bond
US	41.3%
Developed International	13.4%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/SAOTX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 2: SAOTX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/SAOTX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCBII-1947-OA-2-0153-0924

Class 2: SAOTX

4

Class 1: SBOOX

September 30, 2024

Overlay B Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SBOOX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$94	0.86%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Overlay B outperformed the Bloomberg Global Aggregate Bond Index (the “benchmark”) and their current composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the “Fed”) response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives in the form of inflation swaps, futures and total return swaps for hedging and investment purposes, which added to overall performance, while interest rate swaps, credit default swaps, currency forwards and purchased options detracted.

Performance Highlights

Top contributors to performance:

  Contributors to performance consisted of duration extension, option strategies and equity allocation tilts.

Top detractors from performance:

  Detractors from performance consisted of bond allocation tilt and equity country selection.

Class 1: SBOOX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	Bloomberg Global Aggregate Bond Index (USD hedged)	Blended Benchmark: 16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/24.5% Bbg Glob Ag
09/14	$10,000	$10,000	$10,000
09/15	$9,889	$10,314	$9,879
09/16	$10,466	$10,989	$10,699
09/17	$11,051	$10,969	$11,254
09/18	$11,264	$11,060	$11,653
09/19	$11,687	$12,237	$12,407
09/20	$12,103	$12,743	$13,257
09/21	$13,508	$12,672	$14,553
09/22	$11,334	$11,145	$12,624
09/23	$11,524	$11,378	$13,537
09/24	$13,621	$12,588	$15,656

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class 1	18.20%	3.11%	3.14%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%
Blended Benchmark: 16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/24.5% Bbg Glob Ag	15.65%	4.76%	4.58%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SBOOX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$386,457,534
# of Portfolio Holdings	617
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$2,343,952

Class 1: SBOOX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity
US	22.3%
Developed International	6.3%
Emerging Markets	5.0%
Global Credit
Investment Grade	10.5%
Real Assets	3.3%
Global Bond
US	51.7%
Developed International	15.6%
Linkers	25.4%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/SBOOX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 1: SBOOX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/SBOOX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCBII-1947-OB-1-0153-0924

Class 1: SBOOX

4

Class 2: SBOTX

September 30, 2024

Overlay B Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SBOTX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$78	0.71%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Overlay B outperformed the Bloomberg Global Aggregate Bond Index (the “benchmark”) and their current composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the “Fed”) response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives in the form of inflation swaps, futures and total return swaps for hedging and investment purposes, which added to overall performance, while interest rate swaps, credit default swaps, currency forwards and purchased options detracted.

Performance Highlights

Top contributors to performance:

  Contributors to performance consisted of duration extension, option strategies and equity allocation tilts.

Top detractors from performance:

  Detractors from performance consisted of bond allocation tilt and equity country selection.

Class 2: SBOTX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	Bloomberg Global Aggregate Bond Index (USD hedged)	Blended Benchmark: 16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/24.5% Bbg Glob Ag
09/14	$10,000	$10,000	$10,000
09/15	$9,902	$10,314	$9,879
09/16	$10,488	$10,989	$10,699
09/17	$11,099	$10,969	$11,254
09/18	$11,323	$11,060	$11,653
09/19	$11,772	$12,237	$12,407
09/20	$12,215	$12,743	$13,257
09/21	$13,637	$12,672	$14,553
09/22	$11,467	$11,145	$12,624
09/23	$11,680	$11,378	$13,537
09/24	$13,829	$12,588	$15,656

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class 2	18.40%	3.27%	3.29%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%
Blended Benchmark: 16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/24.5% Bbg Glob Ag	15.65%	4.76%	4.58%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SBOTX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$386,457,534
# of Portfolio Holdings	617
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$2,343,952

Class 2: SBOTX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity
US	22.3%
Developed International	6.3%
Emerging Markets	5.0%
Global Credit
Investment Grade	10.5%
Real Assets	3.3%
Global Bond
US	51.7%
Developed International	15.6%
Linkers	25.4%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/SBOTX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 2: SBOTX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/SBOTX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCBII-1947-OB-2-0153-0924

Class 2: SBOTX

4

Class 1: SATOX

September 30, 2024

Tax-Aware Overlay A Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SATOX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$110	0.95%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Tax Aware Overlay A underperformed the S&P 500 Index (the “benchmark”) and outperformed their current composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the “Fed”) response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives in the form of credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes, which added to overall performance, while purchased options detracted.

Performance Highlights

Top contributors to performance:

  Contributors to performance consisted of duration extension, option strategies and equity allocation tilts.

Top detractors from performance:

  Detractors from performance consisted of bond allocation tilt and equity country selection.

Class 1: SATOX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	S&P 500 Index	47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg
09/14	$10,000	$10,000	$10,000
09/15	$9,755	$9,939	$9,476
09/16	$9,987	$11,472	$10,642
09/17	$11,384	$13,607	$12,204
09/18	$11,929	$16,044	$13,344
09/19	$11,776	$16,727	$13,653
09/20	$11,810	$19,260	$14,746
09/21	$14,827	$25,040	$18,313
09/22	$11,690	$21,165	$15,100
09/23	$11,747	$25,741	$17,608
09/24	$15,492	$35,098	$22,113

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class 1	31.88%	5.64%	4.47%
S&P 500 Index	36.35%	15.98%	13.38%
47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg	25.59%	10.12%	8.26%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SATOX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,147,528,979
# of Portfolio Holdings	263
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,138,484

Class 1: SATOX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity
US	61.2%
Developed International	17.2%
Emerging Markets	13.6%
Real Assets	6.9%
Global Bond
US	53.8%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/SATOX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 1: SATOX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/SATOX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCBII-1947-TAOA-1-0153-0924

Class 1: SATOX

4

Class 2: SATTX

September 30, 2024

Tax-Aware Overlay A Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SATTX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$87	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Tax Aware Overlay A underperformed the S&P 500 Index (the “benchmark”) and outperformed their current composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the “Fed”) response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives in the form of credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes, which added to overall performance, while purchased options detracted.

Performance Highlights

Top contributors to performance:

  Contributors to performance consisted of duration extension, option strategies and equity allocation tilts.

Top detractors from performance:

  Detractors from performance consisted of bond allocation tilt and equity country selection.

Class 2: SATTX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	S&P 500 Index	47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg
09/14	$10,000	$10,000	$10,000
09/15	$9,773	$9,939	$9,476
09/16	$10,029	$11,472	$10,642
09/17	$11,458	$13,607	$12,204
09/18	$12,024	$16,044	$13,344
09/19	$11,889	$16,727	$13,653
09/20	$11,956	$19,260	$14,746
09/21	$15,038	$25,040	$18,313
09/22	$11,883	$21,165	$15,100
09/23	$11,960	$25,741	$17,608
09/24	$15,795	$35,098	$22,113

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class 2	32.07%	5.85%	4.68%
S&P 500 Index	36.35%	15.98%	13.38%
47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg	25.59%	10.12%	8.26%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SATTX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,147,528,979
# of Portfolio Holdings	263
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,138,484

Class 2: SATTX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity
US	61.2%
Developed International	17.2%
Emerging Markets	13.6%
Real Assets	6.9%
Global Bond
US	53.8%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/SATTX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 2: SATTX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/SATTX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCBII-1947-TAOA-2-0153-0924

Class 2: SATTX

4

Advisor Class: AIDYX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

Diversified Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIDYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.44%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Class C underperformed the benchmark and its Lipper peer group average. Overall security selection contributed, relative to the benchmark. In particular, security selection within multi-family housing was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Advisor Class: AIDYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
06/15	$10,000	$10,000	$10,000
09/15	$10,134	$10,189	$10,149
09/16	$10,475	$10,757	$10,494
09/17	$10,512	$10,852	$10,599
09/18	$10,461	$10,889	$10,579
09/19	$11,112	$11,820	$11,258
09/20	$11,457	$12,304	$11,720
09/21	$11,785	$12,627	$11,876
09/22	$10,859	$11,175	$10,979
09/23	$11,168	$11,473	$11,230
09/24	$12,095	$12,663	$12,065

Average Annual Total Returns

	1 Year	5 Years	Since Inception 06/26/15
Advisor Class	8.22%	1.70%	2.07%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.58%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	2.05%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AIDYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$5,044,305,341
# of Portfolio Holdings	944
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,994,055

Advisor Class: AIDYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	38.2%
A	27.5%
BBB	9.6%
BB	2.1%
B	0.1%
A-1+	0.7%
A-1	0.1%
SP-1+	2.4%
SP-1	0.4%
Pre-refunded	7.1%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.7%
California	7.7%
Pennsylvania	6.8%
New Jersey	6.5%
Texas	6.2%
Illinois	6.2%
Florida	4.3%
South Carolina	4.0%
Michigan	3.7%
Washington	3.7%
Colorado	3.2%
Wisconsin	2.8%
Connecticut	2.6%
Alabama	2.2%
Other	28.8%
Other assets less liabilities	0.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AIDYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: AIDYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AIDYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

IDM-ADV-0153-0924

Advisor Class: AIDYX

4

Class A: AIDAX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

Diversified Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIDAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.69%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Class C underperformed the benchmark and its Lipper peer group average. Overall security selection contributed, relative to the benchmark. In particular, security selection within multi-family housing was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Class A: AIDAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$9,700	$10,000	$10,000
09/15	$9,830	$10,316	$10,222
09/16	$10,139	$10,892	$10,569
09/17	$10,150	$10,987	$10,675
09/18	$10,076	$11,025	$10,655
09/19	$10,680	$11,968	$11,339
09/20	$10,976	$12,458	$11,804
09/21	$11,262	$12,785	$11,961
09/22	$10,353	$11,315	$11,058
09/23	$10,620	$11,616	$11,311
09/24	$11,471	$12,821	$12,152

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	7.93%	1.43%	1.69%
Class A (with sales charges)	4.73%	0.81%	1.38%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AIDAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$5,044,305,341
# of Portfolio Holdings	944
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,994,055

Class A: AIDAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	38.2%
A	27.5%
BBB	9.6%
BB	2.1%
B	0.1%
A-1+	0.7%
A-1	0.1%
SP-1+	2.4%
SP-1	0.4%
Pre-refunded	7.1%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.7%
California	7.7%
Pennsylvania	6.8%
New Jersey	6.5%
Texas	6.2%
Illinois	6.2%
Florida	4.3%
South Carolina	4.0%
Michigan	3.7%
Washington	3.7%
Colorado	3.2%
Wisconsin	2.8%
Connecticut	2.6%
Alabama	2.2%
Other	28.8%
Other assets less liabilities	0.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AIDAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AIDAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AIDAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

IDM-A-0153-0924

Class A: AIDAX

4

Class C: AIMCX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

Diversified Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIMCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.44%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Class C underperformed the benchmark and its Lipper peer group average. Overall security selection contributed, relative to the benchmark. In particular, security selection within multi-family housing was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Class C: AIMCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$10,000	$10,000	$10,000
09/15	$10,062	$10,316	$10,222
09/16	$10,301	$10,892	$10,569
09/17	$10,235	$10,987	$10,675
09/18	$10,077	$11,025	$10,655
09/19	$10,601	$11,968	$11,339
09/20	$10,821	$12,458	$11,804
09/21	$11,020	$12,785	$11,961
09/22	$10,046	$11,315	$11,058
09/23	$10,237	$11,616	$11,311
09/24	$10,972	$12,821	$12,152

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C	7.13%	0.68%	0.93%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AIMCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$5,044,305,341
# of Portfolio Holdings	944
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,994,055

Class C: AIMCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	38.2%
A	27.5%
BBB	9.6%
BB	2.1%
B	0.1%
A-1+	0.7%
A-1	0.1%
SP-1+	2.4%
SP-1	0.4%
Pre-refunded	7.1%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.7%
California	7.7%
Pennsylvania	6.8%
New Jersey	6.5%
Texas	6.2%
Illinois	6.2%
Florida	4.3%
South Carolina	4.0%
Michigan	3.7%
Washington	3.7%
Colorado	3.2%
Wisconsin	2.8%
Connecticut	2.6%
Alabama	2.2%
Other	28.8%
Other assets less liabilities	0.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AIMCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AIMCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AIMCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

IDM-C-0153-0924

Class C: AIMCX

4

Class Z: AIDZX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

Diversified Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIDZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$43	0.41%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Class C underperformed the benchmark and its Lipper peer group average. Overall security selection contributed, relative to the benchmark. In particular, security selection within multi-family housing was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Class Z: AIDZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
07/18	$10,000	$10,000	$10,000
09/18	$9,988	$9,982	$9,992
09/19	$10,617	$10,836	$10,633
09/20	$10,943	$11,279	$11,069
09/21	$11,258	$11,576	$11,216
09/22	$10,377	$10,244	$10,369
09/23	$10,674	$10,517	$10,606
09/24	$11,562	$11,608	$11,395

Average Annual Total Returns

	1 Year	5 Years	Since Inception 07/02/18
Class Z	8.23%	1.71%	2.35%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.41%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	2.11%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AIDZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$5,044,305,341
# of Portfolio Holdings	944
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,994,055

Class Z: AIDZX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	38.2%
A	27.5%
BBB	9.6%
BB	2.1%
B	0.1%
A-1+	0.7%
A-1	0.1%
SP-1+	2.4%
SP-1	0.4%
Pre-refunded	7.1%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.7%
California	7.7%
Pennsylvania	6.8%
New Jersey	6.5%
Texas	6.2%
Illinois	6.2%
Florida	4.3%
South Carolina	4.0%
Michigan	3.7%
Washington	3.7%
Colorado	3.2%
Wisconsin	2.8%
Connecticut	2.6%
Alabama	2.2%
Other	28.8%
Other assets less liabilities	0.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AIDZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: AIDZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AIDZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

IDM-Z-0153-0924

Class Z: AIDZX

4

Municipal Class: SNDPX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

Diversified Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SNDPX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$52	0.50%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Class C underperformed the benchmark and its Lipper peer group average. Overall security selection contributed, relative to the benchmark. In particular, security selection within multi-family housing was additive, while yield-curve positioning detracted.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Municipal Class: SNDPX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Municipal Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$10,000	$10,000	$10,000
09/15	$10,169	$10,316	$10,222
09/16	$10,515	$10,892	$10,569
09/17	$10,554	$10,987	$10,675
09/18	$10,506	$11,025	$10,655
09/19	$11,158	$11,968	$11,339
09/20	$11,492	$12,458	$11,804
09/21	$11,813	$12,785	$11,961
09/22	$10,880	$11,315	$11,058
09/23	$11,185	$11,616	$11,311
09/24	$12,096	$12,821	$12,152

Average Annual Total Returns

	1 Year	5 Years	10 Years
Municipal Class	8.15%	1.63%	1.92%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SNDPX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$5,044,305,341
# of Portfolio Holdings	944
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,994,055

Municipal Class: SNDPX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.3%
AA	38.2%
A	27.5%
BBB	9.6%
BB	2.1%
B	0.1%
A-1+	0.7%
A-1	0.1%
SP-1+	2.4%
SP-1	0.4%
Pre-refunded	7.1%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.7%
California	7.7%
Pennsylvania	6.8%
New Jersey	6.5%
Texas	6.2%
Illinois	6.2%
Florida	4.3%
South Carolina	4.0%
Michigan	3.7%
Washington	3.7%
Colorado	3.2%
Wisconsin	2.8%
Connecticut	2.6%
Alabama	2.2%
Other	28.8%
Other assets less liabilities	0.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SNDPX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Municipal Class: SNDPX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/SNDPX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCBI-1947-DM-0153-0924

Municipal Class: SNDPX

4

Class Z: EGMZX

September 30, 2024

AB Emerging Markets Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/EGMZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$120	1.08%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index (net) (the “benchmark”) and the Lipper Emerging Markets Funds Average (the “Lipper Average”). Security and currency selection, detracted from performance, relative to the benchmark. Specifically, security selection within consumer discretionary and technology detracted, while selection within financials and materials contributed. Sector selection contributed positively due to an overweight to technology and an underweight to materials.

The Portfolio used derivatives in the form of currency forwards for hedging purposes,which had no material impact on absolute performance during the 12-month period.

Performance Highlights

Top contributors to performance:

  Broadcom, a US-based semiconductor company, contributed positively on the back of strong AI-related demand. KB Financial, a Korean bank, contributed as a result of the Korean government encouraging companies to become more shareholder-friendly.

Top detractors from performance:

  Underweights to the Alibaba Group and Taiwan Semiconductor Manufacturing detracted from performance.

Class Z: EGMZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	MSCI EM Index (net)
01/16	$10,000	$10,000
09/16	$13,188	$12,989
09/17	$15,882	$15,907
09/18	$14,552	$15,778
09/19	$14,457	$15,460
09/20	$15,372	$17,089
09/21	$19,300	$20,200
09/22	$13,812	$14,521
09/23	$15,552	$16,220
09/24	$19,124	$20,445

Average Annual Total Returns

	1 Year	5 Years	Since Inception 01/15/16
Class Z	22.96%	5.76%	7.73%
MSCI EM Index (net)	26.05%	5.75%	8.55%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/EGMZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,201,372,932
# of Portfolio Holdings	150
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$10,459,430

Class Z: EGMZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$90,332,896	7.5%
Tencent Holdings Ltd.	$50,094,400	4.2%
Samsung Electronics Co., Ltd.	$42,719,616	3.6%
SK Hynix, Inc.	$28,465,608	2.4%
Meituan - Class B	$24,845,388	2.1%
MediaTek, Inc.	$24,140,371	2.0%
PDD Holdings, Inc.	$22,510,574	1.9%
FPT Corp. Macquarie Bank Ltd., expiring 3/10/2025	$21,878,106	1.8%
KB Financial Group, Inc.	$21,296,040	1.8%
Emaar Properties PJSC	$17,515,897	1.5%
Total	$343,798,896	28.8%

Sector Allocation

Value	Value
Financials	28.0%
Information Technology	25.6%
Consumer Discretionary	15.8%
Communication Services	7.0%
Industrials	4.7%
Utilities	4.0%
Real Estate	3.4%
Materials	3.4%
Consumer Staples	3.0%
Health Care	2.3%
Energy	2.0%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Country Breakdown

Value	Value
China	27.5%
Taiwan	14.7%
South Korea	14.1%
India	12.6%
Brazil	7.3%
Saudi Arabia	3.0%
United Arab Emirates	3.0%
United States	2.7%
Indonesia	2.4%
Vietnam	2.0%
Philippines	2.0%
Greece	1.8%
Mexico	1.3%
Kazakhstan	1.2%
Others	3.6%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/EGMZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: EGMZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/EGMZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

EM-Z-0153-0924

Class Z: EGMZX

4

Emerging Markets Class: SNEMX

September 30, 2024

AB Emerging Markets Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SNEMX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Class	$145	1.30%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index (net) (the “benchmark”) and the Lipper Emerging Markets Funds Average (the “Lipper Average”). Security and currency selection, detracted from performance, relative to the benchmark. Specifically, security selection within consumer discretionary and technology detracted, while selection within financials and materials contributed. Sector selection contributed positively due to an overweight to technology and an underweight to materials.

The Portfolio used derivatives in the form of currency forwards for hedging purposes,which had no material impact on absolute performance during the 12-month period.

Performance Highlights

Top contributors to performance:

  Broadcom, a US-based semiconductor company, contributed positively on the back of strong AI-related demand. KB Financial, a Korean bank, contributed as a result of the Korean government encouraging companies to become more shareholder-friendly.

Top detractors from performance:

  Underweights to the Alibaba Group and Taiwan Semiconductor Manufacturing detracted from performance.

Emerging Markets Class: SNEMX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Emerging Markets Class	MSCI EM Index (net)
09/14	$9,899	$10,000
09/15	$8,197	$8,072
09/16	$9,675	$9,426
09/17	$11,625	$11,544
09/18	$10,625	$11,450
09/19	$10,528	$11,219
09/20	$11,164	$12,401
09/21	$13,978	$14,659
09/22	$9,980	$10,538
09/23	$11,210	$11,770
09/24	$13,758	$14,837

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Class	22.73%	5.50%	3.35%
MSCI EM Index (net)	26.05%	5.75%	4.02%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SNEMX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,201,372,932
# of Portfolio Holdings	150
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$10,459,430

Emerging Markets Class: SNEMX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$90,332,896	7.5%
Tencent Holdings Ltd.	$50,094,400	4.2%
Samsung Electronics Co., Ltd.	$42,719,616	3.6%
SK Hynix, Inc.	$28,465,608	2.4%
Meituan - Class B	$24,845,388	2.1%
MediaTek, Inc.	$24,140,371	2.0%
PDD Holdings, Inc.	$22,510,574	1.9%
FPT Corp. Macquarie Bank Ltd., expiring 3/10/2025	$21,878,106	1.8%
KB Financial Group, Inc.	$21,296,040	1.8%
Emaar Properties PJSC	$17,515,897	1.5%
Total	$343,798,896	28.8%

Sector Allocation

Value	Value
Financials	28.0%
Information Technology	25.6%
Consumer Discretionary	15.8%
Communication Services	7.0%
Industrials	4.7%
Utilities	4.0%
Real Estate	3.4%
Materials	3.4%
Consumer Staples	3.0%
Health Care	2.3%
Energy	2.0%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Country Breakdown

Value	Value
China	27.5%
Taiwan	14.7%
South Korea	14.1%
India	12.6%
Brazil	7.3%
Saudi Arabia	3.0%
United Arab Emirates	3.0%
United States	2.7%
Indonesia	2.4%
Vietnam	2.0%
Philippines	2.0%
Greece	1.8%
Mexico	1.3%
Kazakhstan	1.2%
Others	3.6%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/SNEMX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Emerging Markets Class: SNEMX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/SNEMX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCBI-1947-EM-0153-0924

Emerging Markets Class: SNEMX

4

Advisor Class: IDPYX

September 30, 2024

Intermediate Duration Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/IDPYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$69	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, all share classes outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”) and, except Class Z. Security selection contributed the most, relative to the benchmark, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely an off-benchmark exposure to agency risk-sharing securities and an underweight to US Treasuries, which was partially offset by a loss from an underweight to US investment grade corporates. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve that was partially offset by overweights to the two- and 10-year parts of the curve. Country allocation was a minor detractor to performance. Currency decisions did not impact results.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure, while credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, sector allocation and yield-curve positioning contributed to relative performance.

Top detractors from performance:

  During the 12-month period, country allocation and sector allocation detracted.

Advisor Class: IDPYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$10,172	$10,218
09/20	$10,708	$10,932
09/21	$10,642	$10,834
09/22	$9,010	$9,252
09/23	$9,038	$9,312
09/24	$10,128	$10,389

Average Annual Total Returns

	1 Year	5 Years	Since Inception 07/22/19
Advisor Class	11.94%	-0.09%	0.25%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	0.74%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/IDPYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$4,155,103,491
# of Portfolio Holdings	693
Portfolio Turnover Rate	195%
Total Advisory Fees Paid	$15,937,399

Advisor Class: IDPYX

2

Graphical Representation of Holdings

Portfolio Breakdown

Value	Value
Governments - Treasuries	35.6%
Corporates - Investment Grade	23.4%
Mortgage Pass-Throughs	22.0%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	5.4%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.5%
Inflation-Linked Securities	1.5%
Other	3.4%
Short-Term Investments	6.9%
Other assets less liabilities	-8.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/IDPYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: IDPYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/IDPYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

IDP-ADV-0153-0924

Advisor Class: IDPYX

4

Class A: IDPAX

September 30, 2024

Intermediate Duration Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/IDPAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.90%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, all share classes outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”) and, except Class Z. Security selection contributed the most, relative to the benchmark, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely an off-benchmark exposure to agency risk-sharing securities and an underweight to US Treasuries, which was partially offset by a loss from an underweight to US investment grade corporates. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve that was partially offset by overweights to the two- and 10-year parts of the curve. Country allocation was a minor detractor to performance. Currency decisions did not impact results.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure, while credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, sector allocation and yield-curve positioning contributed to relative performance.

Top detractors from performance:

  During the 12-month period, country allocation and sector allocation detracted.

Class A: IDPAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$11,205	$10,218
09/20	$11,774	$10,932
09/21	$11,673	$10,834
09/22	$9,859	$9,252
09/23	$9,864	$9,312
09/24	$11,023	$10,389

Average Annual Total Returns

	1 Year	5 Years	Since Inception 07/22/19
Class A (without sales charges)	11.65%	-0.33%	0.01%
Class A (with sales charges)	6.90%	-1.19%	-0.82%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	0.74%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/IDPAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$4,155,103,491
# of Portfolio Holdings	693
Portfolio Turnover Rate	195%
Total Advisory Fees Paid	$15,937,399

Class A: IDPAX

2

Graphical Representation of Holdings

Portfolio Breakdown

Value	Value
Governments - Treasuries	35.6%
Corporates - Investment Grade	23.4%
Mortgage Pass-Throughs	22.0%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	5.4%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.5%
Inflation-Linked Securities	1.5%
Other	3.4%
Short-Term Investments	6.9%
Other assets less liabilities	-8.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/IDPAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: IDPAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/IDPAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

IDP-A-0153-0924

Class A: IDPAX

4

Class Z: IDPZX

September 30, 2024

Intermediate Duration Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/IDPZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$60	0.57%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, all share classes outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”) and, except Class Z. Security selection contributed the most, relative to the benchmark, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely an off-benchmark exposure to agency risk-sharing securities and an underweight to US Treasuries, which was partially offset by a loss from an underweight to US investment grade corporates. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve that was partially offset by overweights to the two- and 10-year parts of the curve. Country allocation was a minor detractor to performance. Currency decisions did not impact results.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure, while credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, sector allocation and yield-curve positioning contributed to relative performance.

Top detractors from performance:

  During the 12-month period, country allocation and sector allocation detracted.

Class Z: IDPZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$10,188	$10,218
09/20	$10,817	$10,932
09/21	$10,775	$10,834
09/22	$9,139	$9,252
09/23	$9,169	$9,312
09/24	$10,284	$10,389

Average Annual Total Returns

	1 Year	5 Years	Since Inception 07/22/19
Class Z	12.05%	0.17%	0.54%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	0.74%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/IDPZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$4,155,103,491
# of Portfolio Holdings	693
Portfolio Turnover Rate	195%
Total Advisory Fees Paid	$15,937,399

Class Z: IDPZX

2

Graphical Representation of Holdings

Portfolio Breakdown

Value	Value
Governments - Treasuries	35.6%
Corporates - Investment Grade	23.4%
Mortgage Pass-Throughs	22.0%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	5.4%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.5%
Inflation-Linked Securities	1.5%
Other	3.4%
Short-Term Investments	6.9%
Other assets less liabilities	-8.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/IDPZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: IDPZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/IDPZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

IDP-Z-0153-0924

Class Z: IDPZX

4

Intermediate Duration Class: SNIDX

September 30, 2024

Intermediate Duration Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SNIDX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Class	$60	0.57%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, all share classes outperformed the Bloomberg US Aggregate Bond Index (the “benchmark”) and, except Class Z. Security selection contributed the most, relative to the benchmark, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely an off-benchmark exposure to agency risk-sharing securities and an underweight to US Treasuries, which was partially offset by a loss from an underweight to US investment grade corporates. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve that was partially offset by overweights to the two- and 10-year parts of the curve. Country allocation was a minor detractor to performance. Currency decisions did not impact results.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure, while credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, sector allocation and yield-curve positioning contributed to relative performance.

Top detractors from performance:

  During the 12-month period, country allocation and sector allocation detracted.

Intermediate Duration Class: SNIDX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Intermediate Duration Class	Bloomberg U.S. Aggregate Bond Index
09/14	$10,000	$10,000
09/15	$10,256	$10,294
09/16	$10,905	$10,829
09/17	$10,982	$10,836
09/18	$10,856	$10,705
09/19	$11,909	$11,807
09/20	$12,665	$12,632
09/21	$12,637	$12,518
09/22	$10,709	$10,691
09/23	$10,756	$10,760
09/24	$12,051	$12,004

Average Annual Total Returns

	1 Year	5 Years	10 Years
Intermediate Duration Class	12.04%	0.24%	1.88%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SNIDX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$4,155,103,491
# of Portfolio Holdings	693
Portfolio Turnover Rate	195%
Total Advisory Fees Paid	$15,937,399

Intermediate Duration Class: SNIDX

2

Graphical Representation of Holdings

Portfolio Breakdown

Value	Value
Governments - Treasuries	35.6%
Corporates - Investment Grade	23.4%
Mortgage Pass-Throughs	22.0%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	5.4%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.5%
Inflation-Linked Securities	1.5%
Other	3.4%
Short-Term Investments	6.9%
Other assets less liabilities	-8.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/SNIDX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Intermediate Duration Class: SNIDX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/SNIDX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCBI-1947-IDP-0153-0924

Intermediate Duration Class: SNIDX

4

Advisor Class: ANIYX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

New York Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANIYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.49%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month Period, all share classes of the Portfolio, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed, relative to the benchmark. In particular, security selection within special tax bonds contributed, while yield-curve positioning detracted. The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Advisor Class: ANIYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
07/16	$10,000	$10,000	$10,000
09/16	$10,006	$9,987	$9,989
09/17	$10,040	$10,074	$10,089
09/18	$9,989	$10,109	$10,070
09/19	$10,590	$10,974	$10,716
09/20	$10,725	$11,423	$11,156
09/21	$11,095	$11,723	$11,304
09/22	$10,234	$10,375	$10,451
09/23	$10,542	$10,651	$10,690
09/24	$11,374	$11,756	$11,484

Average Annual Total Returns

	1 Year	5 Years	Since Inception 07/26/16
Advisor Class	7.81%	1.43%	1.59%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	1.99%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.70%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANIYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,344,050,792
# of Portfolio Holdings	396
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$5,522,610

Advisor Class: ANIYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.3%
AA	52.4%
A	12.3%
BBB	11.2%
BB	2.7%
B	0.5%
CC	0.2%
A-1+	1.2%
A-1	3.9%
SP-1+	0.6%
Pre-refunded	5.5%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	86.4%
New Jersey	2.1%
Guam	2.1%
Connecticut	1.8%
Puerto Rico	1.2%
Michigan	1.2%
Nebraska	0.8%
Illinois	0.6%
Tennessee	0.5%
Colorado	0.4%
Alabama	0.4%
South Carolina	0.4%
Wisconsin	0.3%
Other	1.5%
Other assets less liabilities	0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ANIYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ANIYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANIYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

INYM-ADV-0153-0924

Advisor Class: ANIYX

4

Class A: ANIAX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

New York Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANIAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.74%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month Period, all share classes of the Portfolio, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed, relative to the benchmark. In particular, security selection within special tax bonds contributed, while yield-curve positioning detracted. The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Class A: ANIAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$9,699	$10,000	$10,000
09/15	$9,868	$10,316	$10,222
09/16	$10,232	$10,892	$10,569
09/17	$10,240	$10,987	$10,675
09/18	$10,162	$11,025	$10,655
09/19	$10,747	$11,968	$11,339
09/20	$10,856	$12,458	$11,804
09/21	$11,211	$12,785	$11,961
09/22	$10,308	$11,315	$11,058
09/23	$10,592	$11,616	$11,311
09/24	$11,398	$12,821	$12,152

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	7.54%	1.18%	1.63%
Class A (with sales charges)	4.32%	0.56%	1.32%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANIAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,344,050,792
# of Portfolio Holdings	396
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$5,522,610

Class A: ANIAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.3%
AA	52.4%
A	12.3%
BBB	11.2%
BB	2.7%
B	0.5%
CC	0.2%
A-1+	1.2%
A-1	3.9%
SP-1+	0.6%
Pre-refunded	5.5%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	86.4%
New Jersey	2.1%
Guam	2.1%
Connecticut	1.8%
Puerto Rico	1.2%
Michigan	1.2%
Nebraska	0.8%
Illinois	0.6%
Tennessee	0.5%
Colorado	0.4%
Alabama	0.4%
South Carolina	0.4%
Wisconsin	0.3%
Other	1.5%
Other assets less liabilities	0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ANIAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ANIAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANIAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

INYM-A-0153-0924

Class A: ANIAX

4

Class C: ANMCX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

New York Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANMCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.50%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month Period, all share classes of the Portfolio, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed, relative to the benchmark. In particular, security selection within special tax bonds contributed, while yield-curve positioning detracted. The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Class C: ANMCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$10,000	$10,000	$10,000
09/15	$10,095	$10,316	$10,222
09/16	$10,390	$10,892	$10,569
09/17	$10,320	$10,987	$10,675
09/18	$10,165	$11,025	$10,655
09/19	$10,669	$11,968	$11,339
09/20	$10,696	$12,458	$11,804
09/21	$10,963	$12,785	$11,961
09/22	$10,003	$11,315	$11,058
09/23	$10,202	$11,616	$11,311
09/24	$10,894	$12,821	$12,152

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C	6.73%	0.41%	0.86%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANMCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,344,050,792
# of Portfolio Holdings	396
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$5,522,610

Class C: ANMCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.3%
AA	52.4%
A	12.3%
BBB	11.2%
BB	2.7%
B	0.5%
CC	0.2%
A-1+	1.2%
A-1	3.9%
SP-1+	0.6%
Pre-refunded	5.5%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	86.4%
New Jersey	2.1%
Guam	2.1%
Connecticut	1.8%
Puerto Rico	1.2%
Michigan	1.2%
Nebraska	0.8%
Illinois	0.6%
Tennessee	0.5%
Colorado	0.4%
Alabama	0.4%
South Carolina	0.4%
Wisconsin	0.3%
Other	1.5%
Other assets less liabilities	0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ANMCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ANMCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANMCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

INYM-C-0153-0924

Class C: ANMCX

4

Municipal Class: SNNYX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

New York Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SNNYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$57	0.55%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month Period, all share classes of the Portfolio, except Class C, outperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). Overall security selection contributed, relative to the benchmark. In particular, security selection within special tax bonds contributed, while yield-curve positioning detracted. The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

The Portfolio used interest rate swaps for hedging purposes, which added to overall performance for the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Municipal Class: SNNYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Municipal Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
09/14	$10,000	$10,000	$10,000
09/15	$10,194	$10,316	$10,222
09/16	$10,592	$10,892	$10,569
09/17	$10,622	$10,987	$10,675
09/18	$10,562	$11,025	$10,655
09/19	$11,199	$11,968	$11,339
09/20	$11,336	$12,458	$11,804
09/21	$11,719	$12,785	$11,961
09/22	$10,795	$11,315	$11,058
09/23	$11,126	$11,616	$11,311
09/24	$11,989	$12,821	$12,152

Average Annual Total Returns

	1 Year	5 Years	10 Years
Municipal Class	7.75%	1.37%	1.83%
Bloomberg Municipal Bond Unhedged	10.63%	5.67%	2.33%
Bloomberg 1-10 Yr Municipal Bond Blend	7.44%	1.39%	1.97%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SNNYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,344,050,792
# of Portfolio Holdings	396
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$5,522,610

Municipal Class: SNNYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.3%
AA	52.4%
A	12.3%
BBB	11.2%
BB	2.7%
B	0.5%
CC	0.2%
A-1+	1.2%
A-1	3.9%
SP-1+	0.6%
Pre-refunded	5.5%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	86.4%
New Jersey	2.1%
Guam	2.1%
Connecticut	1.8%
Puerto Rico	1.2%
Michigan	1.2%
Nebraska	0.8%
Illinois	0.6%
Tennessee	0.5%
Colorado	0.4%
Alabama	0.4%
South Carolina	0.4%
Wisconsin	0.3%
Other	1.5%
Other assets less liabilities	0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/SNNYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Municipal Class: SNNYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/SNNYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCBI-1947-NY-0153-0924

Municipal Class: SNNYX

4

Class 1: SBTOX

September 30, 2024

Tax-Aware Overlay B Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SBTOX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$96	0.89%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Tax Aware Overlay B outperformed the Bloomberg 5-Year General Obligation (“GO”) Municipal Bond Index (the “benchmark”) and their current composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the “Fed”) response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps, inflation swaps, futures and currency forwards for hedging and investment purposes, which added to overall performance, while credit default swaps, purchased options and total return swaps detracted.

Performance Highlights

Top contributors to performance:

  Contributors to performance consisted of duration extension, option strategies and equity allocation tilts.

Top detractors from performance:

  Detractors from performance consisted of bond allocation tilt and equity country selection.

Class 1: SBTOX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	Bloomberg Municipal Bond Index	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	Bloomberg 5-Year GO Municipal Bond Index
09/14	$10,000	$10,000	$10,000	$10,000
09/15	$9,940	$10,316	$9,943	$10,185
09/16	$10,356	$10,892	$10,622	$10,473
09/17	$11,000	$10,987	$11,243	$10,576
09/18	$11,205	$11,025	$11,630	$10,506
09/19	$11,408	$11,968	$12,209	$11,133
09/20	$11,742	$12,458	$13,137	$11,659
09/21	$13,164	$12,785	$14,529	$11,758
09/22	$11,459	$11,315	$12,872	$10,845
09/23	$11,755	$11,616	$13,849	$11,065
09/24	$13,700	$12,821	$15,891	$11,831

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class 1	16.54%	3.73%	3.20%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Bloomberg 5-Year GO Municipal Bond Index	6.93%	1.22%	1.70%
19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	14.75%	5.41%	4.74%

The primary broad-based index used for comparison with the Portfolio's performance has changed from the Bloomberg 5-Year GO Municipal Bond Index to the Bloomberg Municipal Bond Index to comply with new regulations that require the Portfolio's primary benchmark to reflect the overall market in which the Portfolio may invest. The Portfolio's secondary benchmark, the 19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS, which more closely reflects the market segment in which the Portfolio invests, remains the same.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SBTOX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$640,365,505
# of Portfolio Holdings	350
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,027,669

Class 1: SBTOX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity
US	24.6%
Developed International	7.1%
Emerging Markets	5.3%
Real Assets	-%
Global Bond
US	96.0%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/SBTOX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 1: SBTOX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/SBTOX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCBII-1947-TAOB-1-0153-0924

Class 1: SBTOX

4

Class 2: SBTTX

September 30, 2024

Tax-Aware Overlay B Portfolio

SCAN ME

Please scan QR code for

Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SBTTX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$80	0.74%

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, Tax Aware Overlay B outperformed the Bloomberg 5-Year General Obligation (“GO”) Municipal Bond Index (the “benchmark”) and their current composite benchmark. This outperformance was due to duration extension, options strategies and tactical equity shifts. An overweight in risk assets also contributed positively. However, higher treasury yields, Middle East conflict and US economic concerns led to a temporary correction, prompting the Portfolio to neutralize its risk asset exposure. As the benchmark rallied, the Portfolio increased its equity exposure, driven by inflation trends and favorable central bank messaging. A reduced equity overweight followed a sell-off due to unexpected US data, but a measured US Federal Reserve (the “Fed”) response and labor market normalization improved sentiment. Concerns about US growth, a BOJ hike and US election expectations raised fears of a hard landing. The Fed responded with a 0.50% rate cut, acknowledging progress in reducing inflation. The Portfolio maintained an overweight in return-seeking assets. During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps, inflation swaps, futures and currency forwards for hedging and investment purposes, which added to overall performance, while credit default swaps, purchased options and total return swaps detracted.

Performance Highlights

Top contributors to performance:

  Contributors to performance consisted of duration extension, option strategies and equity allocation tilts.

Top detractors from performance:

  Detractors from performance consisted of bond allocation tilt and equity country selection.

Class 2: SBTTX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	Bloomberg Municipal Bond Index	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	Bloomberg 5-Year GO Municipal Bond Index
09/14	$10,000	$10,069	$10,000	$10,000
09/15	$9,951	$10,357	$9,943	$10,185
09/16	$10,387	$10,778	$10,622	$10,473
09/17	$11,049	$11,014	$11,243	$10,576
09/18	$11,272	$10,957	$11,630	$10,506
09/19	$11,489	$11,989	$12,209	$11,133
09/20	$11,838	$12,420	$13,137	$11,659
09/21	$13,300	$12,748	$14,529	$11,758
09/22	$11,600	$11,221	$12,872	$10,845
09/23	$11,911	$11,517	$13,849	$11,065
09/24	$13,908	$12,821	$15,891	$11,831

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class 2	16.77%	3.90%	3.35%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Bloomberg 5-Year GO Municipal Bond Index	6.93%	1.22%	1.70%
19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	14.75%	5.41%	4.74%

The primary broad-based index used for comparison with the Portfolio's performance has changed from the Bloomberg 5-Year GO Municipal Bond Index to the Bloomberg Municipal Bond Index to comply with new regulations that require the Portfolio's primary benchmark to reflect the overall market in which the Portfolio may invest. The Portfolio's secondary benchmark, the 19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS, which more closely reflects the market segment in which the Portfolio invests, remains the same.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SBTTX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$640,365,505
# of Portfolio Holdings	350
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,027,669

Class 2: SBTTX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity
US	24.6%
Developed International	7.1%
Emerging Markets	5.3%
Real Assets	-%
Global Bond
US	96.0%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/SBTTX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 2: SBTTX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/SBTTX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SCBII-1947-TAOB-2-0153-0924

Class 2: SBTTX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Donald K. Peterson, Debra Perry, R. Jay Gerken and Jeffrey R. Holland qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Pricewaterhouse Coopers LLP , for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees*
Intermediate Duration Portfolio	2023	$93,659	$1,933	$25,477
	2024	$100,034	$1,176	$30,663

New York Muni Portfolio	2023	$46,386	$1,933	$16,991
	2024	$32,939	$1,176	$14,976

California Muni Portfolio	2023	$36,790	$1,933	$15,721
	2024	$25,089	$1,176	$12,433

Diversified Muni Portfolio	2023	$163,199	$1,933	$32,306
	2024	$122,720	$1,176	$40,664

Emerging Markets Portfolio	2023	$34,065	$1,933	$20,918
	2024	$28,593	$1,176	$48,211

Overlay A	2023	$72,706	$—	$51,422
	2024	$72,706	$—	$51,926

Tax-Aware Overlay A	2023	$59,488	$—	$51,422
	2024	$59,488	$—	$51,926

Overlay B	2023	$83,205	$—	$48,908
	2024	$83,205	$—	$48,570

Tax-Aware Overlay B	2023	$59,488	$—	$50,180
	2024	$76,488	$—	$88,507

*	Paid to Ernst & Young LLP.

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
Intermediate Duration Portfolio	2023	$5,897,306	$27,410
			$(1,933)
			$(25,477)
	2024	$4,442,722	$31,839
			$(1,176)
			$(30,663)

New York Muni Portfolio	2023	$5,888,820	$18,924
			$(1,933)
			$(16,991)
	2024	$4,427,035	$16,152
			$(1,176)
			$(14,976)

California Muni Portfolio	2023	$5,887,550	$17,654
			$(1,933)
			$(15,721)
	2024	$4,424,492	$13,609
			$(1,176)
			$(12,433)

Diversified Muni Portfolio	2023	$5,904,135	$34,239
			$(1,933)
			$(32,306)
	2024	$4,452,723	$41,840
			$(1,176)
			$(40,664)

Emerging Markets Portfolio	2023	$5,892,747	$22,851
			$(1,933)
			$(20,918)
	2024	$4,460,270	$49,387
			$(1,176)
			$(48,211)

Overlay A	2023	$5,921,318	$51,422
			$—
			$(51,422)
	2024	$4,462,809	$51,926
			$—
			$(51,926)

Tax-Aware Overlay A	2023	$5,921,318	$51,422
			$—
			$(51,422)
	2024	$4,462,809	$51,926
			$—
			$(51,926)

Overlay B	2023	$5,918,804	$48,908
			$—
			$(48,908)
	2024	$4,459,453	$48,570
			$—
			$(48,570)

Tax-Aware Overlay B	2023	$5,920,076	$50,180
			$—
			$(50,180)
	2024	$4,499,390	$88,507
			$—
			$(88,507)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SANFORD C. BERNSTEIN FUND, INC.

Emerging Markets Portfolio

California Municipal Portfolio

Diversified Municipal Portfolio

New York Municipal Portfolio

Intermediate Duration Portfolio

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SEPTEMBER 30, 2024

Before investing in any portfolio of the Sanford C. Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolio’s prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. For Class A, Class C, Advisor Class and Class Z Shares (collectively “Retail Classes”), visit www.abfunds.com or call AB at 800.227.4618. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please visit our website at www.Bernstein.com and click on “Investments”, found in the footer, then “Mutual Fund Information—Mutual Fund Performance at a Glance”. For Retail Classes, visit www.abfunds.com

Sanford C. Bernstein Fund, Inc. (the “Fund”) operates as a series company currently comprised of 9 portfolios (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”). This report relates only to the Emerging Markets Portfolio, Fixed Income Municipal Portfolios and Fixed Income Taxable Portfolios (together the “SCB Portfolios”). The financial statements of the Overlay Portfolios are presented in a separate report.

This shareholder report must be preceded or accompanied by the Sanford C. Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The Report of Independent Registered Public Accounting Firm can be found with the applicable Portfolio’s Schedules of Investments. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

Investment Products Offered: • Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

September 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS–97.4%

Financials–28.0%
Banks–19.5%
Abu Dhabi Islamic Bank PJSC	374,735	$1,297,731
Agricultural Bank of China Ltd.–Class H	2,718,000	1,268,142
Akbank TAS	3,120,580	5,621,105
Al Rajhi Bank	416,310	9,701,388
Alpha Services and Holdings SA	3,186,350	5,533,032
Banco do Brasil SA	2,486,000	12,403,304
Bank Central Asia TBK PT	11,312,500	7,714,766
Bank Mandiri Persero Tbk PT	19,564,000	8,999,346
Bank Negara Indonesia Persero Tbk PT	33,523,900	11,837,917
Bank Polska Kasa Opieki SA	231,751	8,848,207
BDO Unibank, Inc.	724,300	2,050,979
China Merchants Bank Co., Ltd.–Class A	681,300	3,600,012
China Merchants Bank Co., Ltd.–Class H	2,348,000	11,378,089
CIMB Group Holdings Bhd	3,608,600	7,061,439
Emirates NBD Bank PJSC	2,426,035	13,408,070
Eurobank Ergasias Services and Holdings SA	3,697,400	8,468,593
Hana Financial Group, Inc.	198,730	8,917,394
HDFC Bank Ltd.	556,487	11,460,143
ICICI Bank Ltd.	934,503	14,192,174
Industrial & Commercial Bank of China Ltd.–Class H	6,160,000	3,629,888
Itau Unibanco Holding SA (Preference Shares)	1,603,900	10,631,428
KB Financial Group, Inc.	345,142	21,296,040
Metropolitan Bank & Trust Co.	5,325,000	7,487,988
NU Holdings Ltd./Cayman Islands–Class A(a)	723,172	9,871,298
Piraeus Financial Holdings SA	1,826,055	7,774,062
Saudi Awwal Bank	492,690	4,559,999
Sberbank of Russia PJSC(b)(c)(d)	951,472	0
Shanghai Pudong Development Bank Co., Ltd.–Class A	6,021,000	8,593,036
State Bank of India	689,315	6,472,810

		234,078,380

Capital Markets–1.7%
B3 SA–Brasil Bolsa Balcao	1,839,600	3,616,594
HDFC Asset Management Co., Ltd.(e)	325,745	16,708,068

		20,324,662

Consumer Finance–1.2%
Kaspi.KZ JSC (ADR)	136,710	14,489,893

Financial Services–0.3%
L&T Finance Ltd.	1,861,030	4,113,804

Insurance–5.3%
AIA Group Ltd.	679,800	5,936,596

Company	Shares	U.S. $ Value
BB Seguridade Participacoes SA	1,018,200	$6,635,112
Bupa Arabia for Cooperative Insurance Co.	68,460	3,781,232
China Pacific Insurance Group Co., Ltd.–Class H	1,673,000	5,924,223
DB Insurance Co., Ltd.	67,610	5,809,987
Hyundai Marine & Fire Insurance Co., Ltd.	78,247	1,970,777
PICC Property & Casualty Co., Ltd.–Class H	6,420,000	9,503,305
Ping An Insurance Group Co. of China Ltd.–Class H	1,775,500	11,149,302
Samsung Fire & Marine Insurance Co., Ltd.	33,445	8,839,444
Samsung Life Insurance Co., Ltd.	58,590	4,184,509

		63,734,487

		336,741,226

Information Technology–23.8%
Communications Equipment–0.1%
Accton Technology Corp.	46,000	769,656

Electronic Equipment, Instruments & Components–2.5%
Hon Hai Precision Industry Co., Ltd.	2,657,000	15,644,046
Sinbon Electronics Co., Ltd.	755,000	7,151,905
Tripod Technology Corp.	418,000	2,586,878
Unimicron Technology Corp.	898,000	4,077,787

		29,460,616

IT Services–1.9%
FPT Corp.	496,969	2,720,933
Globant SA(a)	31,882	6,317,099
Infosys Ltd.	148,803	3,327,319
Tata Consultancy Services Ltd.	208,686	10,632,196

		22,997,547

Semiconductors & Semiconductor Equipment–14.2%
ASPEED Technology, Inc.	7,400	1,000,654
Broadcom, Inc.	75,170	12,966,825
King Yuan Electronics Co., Ltd.	1,921,000	6,813,405
MediaTek, Inc.	655,000	24,140,371
Realtek Semiconductor Corp.	498,000	7,391,596
SK Hynix, Inc.	212,689	28,465,608
Taiwan Semiconductor Manufacturing Co., Ltd.	2,995,706	90,332,896

		171,111,355

Software–0.3%
TOTVS SA	731,500	3,834,947

Technology Hardware, Storage & Peripherals–4.8%
Advantech Co., Ltd.	141,294	1,431,635
Asia Vital Components Co., Ltd.	67,000	1,241,313
Asustek Computer, Inc.	399,000	6,931,578
Samsung Electronics Co., Ltd.	914,008	42,719,616
Samsung Electronics Co., Ltd. (Preference Shares)	96,041	3,729,934
Wiwynn Corp.	32,000	1,734,408

		57,788,484

		285,962,605

2024 Annual Report	1

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary–15.8%
Automobiles–2.7%
Bajaj Auto Ltd.	47,725	$7,031,296
BYD Co., Ltd.–Class H	212,500	7,581,561
Hyundai Motor Co.	45,170	8,412,574
Kia Corp.	108,753	8,281,081
Tata Motors Ltd.	107,199	1,246,616

		32,553,128

Broadline Retail–4.6%
Alibaba Group Holding Ltd.	680,300	9,040,355
JD.com, Inc.–Class A	807,250	16,191,714
MercadoLibre, Inc.(a)	3,800	7,797,448
PDD Holdings, Inc. (ADR)(a)	166,980	22,510,574

		55,540,091

Diversified Consumer Services–1.1%
New Oriental Education & Technology Group, Inc.	1,537,700	11,735,201
YDUQS Participacoes SA	561,500	947,222

		12,682,423

Hotels, Restaurants & Leisure–2.8%
MakeMyTrip Ltd.(a)	46,930	4,362,143
Meituan–Class B(a)(e)	1,170,000	24,845,388
Trip.com Group Ltd.(a)	83,250	5,009,027

		34,216,558

Household Durables–1.8%
Gree Electric Appliances, Inc. of Zhuhai–Class A	925,500	6,271,908
Hisense Visual Technology Co., Ltd.–Class A	484,200	1,531,254
Midea Group Co., Ltd.(a)	645,300	6,163,423
Midea Group Co., Ltd.–Class A	665,300	7,168,866

		21,135,451

Specialty Retail–0.6%
HLA Group Corp., Ltd.–Class A	450,300	483,433
United Electronics Co.	217,570	5,514,969
Vibra Energia SA	269,800	1,158,896

		7,157,298

Textiles, Apparel & Luxury Goods–2.2%
ANTA Sports Products Ltd.	832,600	9,856,183
Bosideng International Holdings Ltd.	29,516,000	16,789,692

		26,645,875

		189,930,824

Communication Services–7.0%
Diversified Telecommunication Services–0.1%
Telekom Malaysia Bhd	1,192,300	1,936,982

Entertainment–1.3%
International Games System Co., Ltd.	164,000	5,108,025
NetEase, Inc.	555,200	10,370,973

		15,478,998

Company	Shares	U.S. $ Value
Interactive Media & Services–4.2%
Tencent Holdings Ltd.	900,900	$50,094,400

Wireless Telecommunication Services–1.4%
Etihad Etisalat Co.	583,479	8,006,967
SK Telecom Co., Ltd.	209,295	8,912,875

		16,919,842

		84,430,222

Industrials–4.7%
Construction & Engineering–0.6%
Larsen & Toubro Ltd.	153,449	6,737,420

Electrical Equipment–0.4%
Riyadh Cables Group Co.	158,000	4,177,958

Ground Transportation–0.0%
Globaltrans Investment PLC (Sponsored GDR)(a)(b)(d)(f)	301,797	0

Industrial Conglomerates–0.7%
Alfa SAB de CV–Class A	5,071,400	4,157,054
SK Square Co., Ltd.(a)	72,550	4,478,712

		8,635,766

Machinery–1.8%
HD Hyundai Heavy Industries Co., Ltd.(a)	32,014	4,501,442
Yutong Bus Co., Ltd.–Class A	4,157,200	15,517,099
Zoomlion Heavy Industry Science and Technology Co., Ltd.–Class A	1,938,800	2,082,468

		22,101,009

Transportation Infrastructure–1.2%
International Container Terminal Services, Inc.	1,016,950	7,369,717
Shandong Hi-speed Co., Ltd.	2,779,698	3,636,080
TangShan Port Group Co., Ltd.–Class A	4,530,400	3,338,346

		14,344,143

		55,996,296

Utilities–4.0%
Electric Utilities–1.3%
Centrais Eletricas Brasileiras SA	479,149	3,461,004
Equatorial Energia SA(a)	72,319	431,973
Equatorial Energia SA	1,097,800	6,549,278
Power Grid Corp. of India Ltd.	1,061,352	4,459,212

		14,901,467

Gas Utilities–1.7%
GAIL India Ltd.	3,955,492	11,334,109
Kunlun Energy Co., Ltd.	8,952,000	9,198,817

		20,532,926

Independent Power and Renewable Electricity Producers–0.7%
NTPC Ltd.	1,629,761	8,595,420

2	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Water Utilities–0.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	216,462	$3,592,005

		47,621,818

Real Estate–3.4%
Diversified REITs–0.2%
Fibra Uno Administracion SA de CV	2,512,340	2,925,747

Real Estate Management & Development–3.2%
Aldar Properties PJSC	993,729	2,033,035
Ayala Land, Inc.	10,907,600	7,104,014
Emaar Development PJSC	684,945	1,627,575
Emaar Properties PJSC	7,382,603	17,515,897
Macrotech Developers Ltd.(e)	675,938	9,982,030

		38,262,551

		41,188,298

Materials–3.4%
Chemicals–1.4%
Kumho Petrochemical Co., Ltd.	9,910	1,190,582
UPL Ltd.	798,763	5,825,743
Yunnan Yuntianhua Co., Ltd.–Class A	2,950,190	9,441,929

		16,458,254

Construction Materials–0.4%
Cemex SAB de CV	4,490,300	2,748,000
GCC SAB de CV	251,202	1,881,144

		4,629,144

Metals & Mining–1.6%
Aluminum Corp. of China Ltd.–Class H	2,396,000	1,880,123
Freeport-McMoRan, Inc.	101,553	5,069,526
Shandong Nanshan Aluminum Co., Ltd.–Class A	7,564,000	4,690,994
Western Mining Co., Ltd.–Class A	481,400	1,282,169
Zijin Mining Group Co., Ltd.–Class A	1,180,900	3,001,193
Zijin Mining Group Co., Ltd.–Class H	1,744,000	3,893,737

		19,817,742

		40,905,140

Consumer Staples–3.0%
Consumer Staples Distribution & Retail–1.3%
BBB Foods, Inc.–Class A(a)	207,572	6,227,160
BIM Birlesik Magazalar AS	305,698	4,436,074
Sendas Distribuidora SA(a)	1,926,100	2,641,109
Sok Marketler Ticaret AS	1,245,727	1,753,832

		15,058,175

Food Products–0.0%
Saudia Dairy & Foodstuff Co.	1,765	177,370

Household Products–0.5%
Colgate-Palmolive Co.	61,719	6,407,049

Company	Shares	U.S. $ Value
Personal Care Products–0.6%
Colgate-Palmolive India Ltd.	148,783	$6,769,671

Tobacco–0.6%
ITC Ltd.	1,154,319	7,135,528

		35,547,793

Health Care–2.3%
Health Care Providers & Services–0.4%
Hapvida Participacoes e Investimentos SA(a)(e)	5,911,354	4,340,440

Life Sciences Tools & Services–0.6%
Samsung Biologics Co., Ltd.(a)(e)	9,884	7,351,769

Pharmaceuticals–1.3%
Richter Gedeon Nyrt	172,152	5,300,842
Sun Pharmaceutical Industries Ltd.	467,398	10,741,777

		16,042,619

		27,734,828

Energy–2.0%
Oil, Gas & Consumable Fuels–2.0%
Gazprom PJSC (Sponsored ADR)(a)(b)(c)(d)	436,750	0
LUKOIL PJSC(b)(c)(d)	80,321	0
PetroChina Co., Ltd.–Class H	15,216,000	12,274,315
Petroleo Brasileiro SA (Preference Shares)	1,479,600	9,780,347
Thai Oil PCL	1,396,400	2,224,085

		24,278,747

Total Common Stocks (cost $946,537,963)		1,170,337,797

EQUITY LINKED NOTES–1.8%

Information Technology–1.8%
IT Services–1.8%
FPT Corp. Macquarie Bank Ltd., expiring 03/10/2025(a) (cost $2,943,861)	3,992,355	21,878,106

SHORT-TERM INVESTMENTS–1.0%
Investment Companies–1.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.73%(g)(h)(i) (cost $12,058,683)	12,058,683	12,058,683

Total Investments–100.2% (cost $961,540,507)		1,204,274,586

Other assets less liabilities–(0.2)%		(2,901,654)

Net Assets–100.0%		$1,201,372,932

2024 Annual Report	3

Schedule of Investments (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America, NA	USD	12,136	KRW	16,345,174	10/18/2024	$265,540

Bank of America, NA	EUR	13,858	USD	15,196	10/25/2024	(244,868)

Bank of America, NA	USD	22,338	TWD	710,684	11/22/2024	235,921

Barclays Bank PLC	BRL	170,319	USD	30,649	10/02/2024	(615,487)

Barclays Bank PLC	USD	31,262	BRL	170,319	10/02/2024	2,295

Barclays Bank PLC	PHP	487,683	USD	8,336	10/25/2024	(347,686)

Barclays Bank PLC	MYR	17,264	USD	3,995	11/21/2024	(191,200)

Barclays Bank PLC	USD	11,726	TWD	368,727	11/22/2024	(13,967)

Barclays Bank PLC	USD	81,864	INR	6,895,535	12/06/2024	176,937

BNP Paribas SA	USD	30,844	ZAR	552,160	10/17/2024	1,074,738

BNP Paribas SA	CNH	60,742	USD	8,707	11/21/2024	8,172

BNP Paribas SA	HUF	1,336,789	USD	3,704	11/21/2024	(34,606)

BNP Paribas SA	USD	1,931	MXN	37,805	12/11/2024	(31,782)

Citibank, NA	HKD	50,813	USD	6,534	10/17/2024	(3,400)

Citibank, NA	IDR	103,288,077	USD	6,332	10/25/2024	(459,629)

Deutsche Bank AG	PHP	474,872	USD	8,386	10/25/2024	(69,762)

HSBC Bank USA	KRW	11,949,447	USD	9,092	10/18/2024	25,767

JPMorgan Chase Bank, NA	BRL	24,495	USD	4,496	10/02/2024	(330)

JPMorgan Chase Bank, NA	USD	4,335	BRL	24,495	10/02/2024	161,455

JPMorgan Chase Bank, NA	TWD	54,356	USD	1,715	11/22/2024	(11,846)

JPMorgan Chase Bank, NA	USD	3,294	INR	276,833	12/06/2024	(346)

Morgan Stanley Capital Services, Inc.	BRL	145,824	USD	26,766	10/02/2024	(1,965)

Morgan Stanley Capital Services, Inc.	USD	26,776	BRL	145,824	10/02/2024	(8,356)

Morgan Stanley Capital Services, Inc.	KRW	66,663,792	USD	48,677	10/18/2024	(1,901,286)

Morgan Stanley Capital Services, Inc.	USD	2,183	KRW	2,985,660	10/18/2024	82,226

Morgan Stanley Capital Services, Inc.	TRY	120,497	USD	3,418	10/23/2024	(31,211)

Morgan Stanley Capital Services, Inc.	IDR	36,322,906	USD	2,332	10/25/2024	(55,997)

Morgan Stanley Capital Services, Inc.	PHP	87,190	USD	1,486	10/25/2024	(66,175)

Morgan Stanley Capital Services, Inc.	BRL	145,824	USD	26,680	11/04/2024	10,247

Morgan Stanley Capital Services, Inc.	USD	14,771	MYR	65,330	11/21/2024	1,072,202

Morgan Stanley Capital Services, Inc.	USD	3,160	PLN	12,314	11/21/2024	34,950

Standard Chartered Bank	USD	6,580	HKD	51,186	10/17/2024	5,530

State Street Bank & Trust Co.	USD	1,222	CNH	8,545	10/08/2024	(2,436)

State Street Bank & Trust Co.	HKD	50,190	USD	6,444	10/17/2024	(13,568)

State Street Bank & Trust Co.	USD	1,775	HKD	13,816	10/17/2024	2,118

State Street Bank & Trust Co.	USD	11,444	THB	383,906	11/21/2024	526,475

UBS AG	EUR	2,049	USD	2,269	10/25/2024	(13,732)

						$(435,062)

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.

4	Sanford C. Bernstein Fund, Inc.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC (Sponsored ADR)	04/05/2006–10/21/2021	$ 4,522,921	$0	0.00%
LUKOIL PJSC	06/22/2012–09/21/2022	3,192,255	0	0.00%
Sberbank of Russia PJSC	07/10/2020–09/17/2020	2,848,601	0	0.00%

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $63,227,695 or 5.3% of net assets.
(f)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of September 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Globaltrans Investment PLC (Sponsored GDR)	08/01/2017–06/19/2018	$ 1,956,351	$0	0.00%

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

BRL—Brazilian Real

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

PLN—Polish Zloty

THB—Thailand Baht

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

JSC—Joint Stock Company

PJSC—Public Joint Stock Company

REIT—Real Estate Investment Trust

See notes to financial statements.

2024 Annual Report	5

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

September 30, 2024

Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS–99.1%

Long-Term Municipal Bonds–96.5%
California–88.6%
Bay Area Toll Authority Series 2021 3.45% (MUNIPSA + 0.30%), 04/01/2056(a)	$5,000	$4,932,338
3.56% (MUNIPSA + 0.41%), 04/01/2056(a)	13,415	13,210,932
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024-B 5.25%, 07/01/2042	5,500	6,162,585
5.25%, 07/01/2044	4,750	5,281,630
AGM Series 2024-B 4.00%, 07/01/2039	4,500	4,524,994
4.125%, 07/01/2041	3,000	3,011,816
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,396,963
California Community Choice Financing Authority (Apollo Global Management, Inc.) Series 2024 5.00%, 01/01/2055	10,000	10,978,185
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,803,827
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	7,015	7,126,881
Series 2023 5.00%, 12/01/2053	9,590	10,262,435
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,435	4,573,303
Series 2023 4.866% (SOFR + 1.63%), 07/01/2053(a)	5,000	4,998,813
4.906% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,049,021
5.00%, 02/01/2054	14,770	16,046,344

Principal Amount (000)		U.S. $ Value
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	$4,450	$3,738,758
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	1,330	1,173,143
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(b)	3,390	2,709,359
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-A 4.00%, 06/01/2037	510	520,324
4.00%, 06/01/2038	1,000	1,015,316
5.00%, 06/01/2027	800	837,495
5.00%, 06/01/2028	700	744,615
5.00%, 06/01/2030	500	546,087
5.00%, 06/01/2031	400	435,471
5.00%, 06/01/2032	300	325,862
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,250	2,283,418
Series 2024-A 5.75%, 11/01/2024	1,000	1,000,814
California Educational Facilities Authority (St Mary’s College of California) Series 2023 5.25%, 10/01/2033	1,375	1,567,309
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2028	1,545	1,579,176
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2027(b)	885	875,785
4.00%, 06/01/2031(b)	2,000	1,953,714
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027	6,500	6,677,317
5.00%, 11/15/2028	6,000	6,161,675
5.00%, 11/15/2029	7,000	7,187,241
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,267,503

6	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 5.00%, 04/01/2032	$2,900	$3,243,567
5.00%, 04/01/2033	2,000	2,229,549
5.00%, 04/01/2034	750	833,285
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2023-A 5.00%, 08/15/2033	10,000	11,874,633
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2029	1,280	1,372,905
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	10,635	10,918,640
Series 2021-1, Class A 3.50%, 11/20/2035	9,468	9,260,185
Series 2021-2, Class A 3.75%, 03/25/2035	7,681	7,843,352
Series 2021-2, Class X 0.82%, 03/25/2035(c)	3,840	173,790
Series 2021-3, Class A 3.25%, 08/20/2036	1,911	1,826,643
Series 2021-3, Class X 0.79%, 08/20/2036(c)	3,249	162,844
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	3,750	3,807,312
California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF) Series 2017 5.00%, 10/01/2024	5,000	5,000,000
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 8.00%, 01/01/2050(b)	2,600	2,677,787
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner LLC) Series 2024 5.00%, 07/01/2042	2,355	2,546,810
5.00%, 07/01/2044	2,000	2,148,034
California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	1,000	1,048,749
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2024	250	250,433

Principal Amount (000)		U.S. $ Value
5.00%, 12/31/2026	$2,200	$2,272,041
5.00%, 12/31/2028	1,000	1,052,430
5.00%, 06/30/2029	1,050	1,104,728
5.00%, 12/31/2029	2,150	2,259,615
5.00%, 12/31/2031	1,930	2,017,168
5.00%, 12/31/2033	1,500	1,565,353
5.00%, 12/31/2043	2,000	2,048,807
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2027(b)	2,210	2,220,105
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(b)	3,400	3,586,087
5.00%, 07/01/2039(b)	2,465	2,589,422
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	1,500	1,578,705
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(b)	1,305	1,299,811
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.25%, 06/01/2042(b)	1,000	1,072,767
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.00%, 08/01/2033(b)	725	768,449
5.25%, 08/01/2038(b)	500	532,526
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(b)	760	760,974
Series 2016-A 5.00%, 06/01/2031(b)	1,000	1,006,295
California State Public Works Board Series 2023 5.00%, 09/01/2026	5,000	5,239,136
California State Public Works Board (California State Public Works Board Lease) Series 2014-A 5.00%, 09/01/2030	11,220	11,243,762
Series 2014-B 5.00%, 10/01/2029	4,445	4,454,414
Series 2017-H 5.00%, 04/01/2030	2,000	2,108,008
5.00%, 04/01/2031	2,000	2,102,122
5.00%, 04/01/2032	1,270	1,332,694

2024 Annual Report	7

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
California State Public Works Board (State of California Department of General Services Lease) Series 2024 5.05%, 04/01/2032	$2,000	$2,079,736
5.06%, 04/01/2033	1,000	1,037,981
California State University Series 2017-A 5.00%, 11/01/2033	5,620	5,947,865
Series 2020-A 5.00%, 11/01/2030	600	675,639
5.00%, 11/01/2031	400	449,048
Series 2020-D 1.49%, 11/01/2028	1,500	1,361,834
Series 2021-B 2.274%, 11/01/2034	7,000	5,762,634
California State University (Pre-refunded–US Treasuries)
Series 2014 5.00%, 11/01/2028	280	280,398
5.00%, 11/01/2039	3,000	3,004,268
California Statewide Communities Development Authority Series 2024-A 5.00%, 12/01/2041	3,250	3,716,041
5.25%, 12/01/2040	2,400	2,824,078
5.25%, 12/01/2044	2,725	3,150,375
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	1,210	1,270,585
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027	720	755,387
5.00%, 04/01/2028	535	571,471
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(b)	3,250	3,303,604
Series 2019 5.00%, 06/01/2034(b)	755	790,568
5.00%, 06/01/2039(b)	1,800	1,847,987
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	4,500	4,510,098
Series 2018-A 5.00%, 12/01/2027(b)	250	262,804
5.00%, 12/01/2033(b)	1,000	1,048,752
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(b)	685	706,501

Principal Amount (000)		U.S. $ Value
California Statewide Communities Development Authority (Southern California Edison Co.) Series 2023 4.50%, 11/01/2033	$8,500	$9,193,644
City of Fremont CA Community Facilities District No. 1 Series 2015 5.00%, 09/01/2027	1,000	1,018,132
City of Los Angeles CA Series 2024 5.00%, 06/26/2025	28,945	29,442,978
City of Los Angeles Department of Airports Series 2017 5.00%, 05/15/2029	1,145	1,176,923
Series 2017-A 5.00%, 05/15/2028	1,440	1,508,118
5.00%, 05/15/2031	1,275	1,325,766
Series 2018 5.00%, 05/15/2031	3,000	3,233,081
5.00%, 05/15/2035	1,190	1,248,001
Series 2018-C 5.00%, 05/15/2025	2,955	2,983,154
Series 2019 4.00%, 05/15/2044	4,205	4,148,082
Series 2019-A 5.00%, 05/15/2038	4,315	4,551,283
Series 2020-C 5.00%, 05/15/2031	5,000	5,465,354
5.00%, 05/15/2039	2,655	2,818,914
Series 2021 5.00%, 05/15/2030	5,020	5,531,785
5.00%, 05/15/2033	4,735	5,264,071
5.00%, 05/15/2035	1,685	1,852,736
Series 2021-D 4.00%, 05/15/2040	2,165	2,155,636
Series 2022 4.00%, 05/15/2036	1,300	1,319,780
4.00%, 05/15/2041	1,100	1,095,330
5.00%, 05/15/2032	4,000	4,464,746
Series 2022-A 4.00%, 05/15/2041	6,160	6,133,850
City of Los Angeles Department of Airports (Pre-refunded–US Treasuries) Series 2021 5.00%, 05/15/2033	265	297,941
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2027	2,000	2,041,597
5.00%, 08/01/2030	3,320	3,382,915
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2028	1,010	1,063,897
5.00%, 09/01/2030	1,295	1,346,225

8	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
City of Roseville CA (HP Campus Oaks Community Facilities District No.1) Series 2016 5.00%, 09/01/2031	$995	$1,019,962
City of San Francisco CA Public Utilities Commission Water Revenue (Pre-refunded–US Treasuries) Series 2017-C 5.00%, 11/01/2041	2,300	2,303,194
City of San Jose CA Airport Revenue Series 2017-A 5.00%, 03/01/2027	2,480	2,597,837
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014-A 5.00%, 03/01/2025	3,600	3,603,939
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(b)	350	314,462
Compton Community Redevelopment Agency Successor Agency AGM Series 2022-A 5.25%, 08/01/2032	3,925	4,416,544
Contra Costa Transportation Authority Sales Tax Revenue Series 2017-A 5.00%, 03/01/2030	1,250	1,326,884
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033	1,995	2,031,909
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	37,000	37,623,065
County of Santa Cruz CA Series 2024 5.00%, 07/01/2025	5,500	5,593,387
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	1,500	1,297,468
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(b)	3,415	2,904,394
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	4,000	3,288,135

Principal Amount (000)		U.S. $ Value
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	$5,000	$4,223,040
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(b)	3,490	3,325,189
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	1,000	866,068
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(b)	5,000	4,037,386
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(b)	2,465	1,983,812
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,000	1,735,134
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,659,037
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	4,000	3,075,944
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,500	1,105,665
East County Advanced Water Purification Joint Powers Authority Series 2024 5.00%, 09/01/2026	5,500	5,723,717
Fontana Redevelopment Agency Successor Agency Series 2017-A 5.00%, 10/01/2031	1,750	1,862,814
Foothill-De Anza Community College District AMBA Series 2007-A Zero Coupon, 08/01/2034	1,000	746,932

2024 Annual Report	9

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Foothill-Eastern Transportation Corridor Agency Series 2021-C 4.00%, 01/15/2043	$1,889	$1,885,363
Fremont Union High School District Series 2024 5.00%, 08/01/2026	1,000	1,049,793
5.00%, 08/01/2031	1,605	1,875,856
5.00%, 08/01/2033	1,000	1,205,915
5.00%, 08/01/2035	1,000	1,214,203
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	4,960	4,649,616
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025	2,900	2,842,595
2.746%, 06/01/2034	3,165	2,766,179
3.115%, 06/01/2038	2,500	2,117,855
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2035	2,295	2,320,103
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2024	1,175	1,176,007
5.50%, 11/15/2037	1,000	1,181,421
Long Beach Unified School District Series 2010-A 5.00%, 08/01/2025	1,000	1,001,889
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series 2022 5.00%, 07/01/2025	3,000	3,056,009
Los Angeles Unified School District/CA Series 2016-A 5.00%, 07/01/2027	18,645	18,980,250
Series 2018-B 5.00%, 07/01/2029	9,020	9,755,092
Series 2024-A 5.00%, 07/01/2032	23,000	27,077,688
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	4,185	5,475,150
Series 2009-B 7.00%, 11/01/2034	2,555	3,239,263
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033	1,650	1,759,456
5.00%, 04/01/2034	1,100	1,171,051
5.00%, 04/01/2035	1,150	1,221,651
Northern California Energy Authority (Pacific Mutual Holding Co.) Series 2024 5.00%, 12/01/2054	10,000	10,817,733

Principal Amount (000)		U.S. $ Value
Palm Desert Redevelopment Agency Successor Agency BAM Series 2017-A 5.00%, 10/01/2024	$1,000	$1,000,000
Peralta Community College District Series 2014-A 5.00%, 08/01/2028	1,820	1,821,843
Series 2016-A 5.00%, 08/01/2032	2,720	2,764,711
Pittsburg Successor Agency Redevelopment Agency AGM Series 2016-A 5.00%, 09/01/2027	2,785	2,908,385
Port of Los Angeles Series 2024-A 5.00%, 08/01/2029	1,295	1,410,329
5.00%, 08/01/2030	2,110	2,320,065
5.00%, 08/01/2035	2,330	2,621,464
Port of Los Angeles (Pre-refunded–US Treasuries) Series 2014-A 5.00%, 08/01/2026	1,000	1,003,574
5.00%, 08/01/2027	1,565	1,570,593
Port of Oakland Series 2021 5.00%, 05/01/2025	4,800	4,845,816
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037	2,905	2,982,521
5.00%, 09/01/2042	2,510	2,631,576
Riverside County Public Financing Authority (Pre-refunded–US Treasuries) Series 2015 5.00%, 11/01/2028	3,395	3,488,669
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.106% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	5,700	5,261,577
San Diego Community College District (Pre-refunded–US Treasuries) Series 2016 4.00%, 08/01/2041	4,000	4,123,033
San Diego County Regional Airport Authority Series 2021-B 5.00%, 07/01/2028	5,245	5,626,300
Series 2023 5.00%, 07/01/2041	10,320	11,254,022
San Diego County Water Authority
Series 2015 5.00%, 05/01/2025	1,275	1,292,396
San Diego Unified School District/CA Series 2024-A 5.00%, 06/30/2025	5,000	5,083,007

10	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Series 2025-Z 5.00%, 07/01/2037(d)	$1,500	$1,759,569
5.00%, 07/01/2038(d)	1,000	1,167,225
5.00%, 07/01/2039(d)	875	1,014,274
5.00%, 07/01/2040(d)	1,000	1,148,050
San Francisco City & County Public Utilities Commission Wastewater Revenue Series 2024 4.655%, 10/01/2027	2,650	2,701,642
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2034	11,015	11,721,165
5.00%, 05/01/2035	1,000	1,062,080
Series 2019-E 5.00%, 05/01/2034	3,450	3,671,177
5.00%, 05/01/2035	3,275	3,478,310
5.00%, 05/01/2036	3,385	3,585,684
Series 2020-E 5.00%, 05/01/2037	3,815	4,075,534
Series 2022-C 2.583%, 05/01/2030	1,625	1,498,521
Series 2024 5.00%, 05/01/2036	1,950	2,200,743
5.25%, 05/01/2043	4,400	4,902,257
5.25%, 05/01/2044	5,600	6,218,047
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019-A 5.00%, 07/15/2025	5,790	5,895,728
5.00%, 07/15/2026	3,310	3,466,674
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029	1,000	1,025,713
5.00%, 09/01/2030	1,365	1,396,650
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	3,500	3,788,760
Southwestern Community College District Series 2015 5.00%, 08/01/2025	3,870	3,946,826
State of California Series 2009 7.55%, 04/01/2039	1,000	1,256,891
Series 2018 4.60%, 04/01/2038	2,000	1,964,209
5.00%, 08/01/2025	1,885	1,921,341
Series 2019 5.00%, 04/01/2037	615	668,504
Series 2021 5.00%, 10/01/2024	3,000	3,000,000
Series 2022 5.00%, 09/01/2036	7,780	8,958,868

Principal Amount (000)		U.S. $ Value
Series 2023 5.00%, 09/01/2038	$10,000	$11,613,528
5.00%, 10/01/2042	2,625	2,986,597
6.00%, 03/01/2033	4,000	4,473,375
Series 2024 5.15%, 09/01/2034	2,000	2,113,553
5.25%, 08/01/2044	6,000	7,019,449
State of California Department of Water Resources (Pre-refunded–US Govt Agencies) Series 2014-A 5.00%, 12/01/2029	1,000	1,003,044
Sweetwater Union High School District Series 2016 5.00%, 08/01/2030	3,205	3,308,055
BAM Series 2014 5.00%, 08/01/2028	5,760	5,776,313
5.00%, 08/01/2029	2,220	2,226,287
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 4.00%, 06/01/2034	1,000	1,031,902
4.00%, 06/01/2036	1,015	1,037,094
4.00%, 06/01/2038	1,210	1,226,790
4.00%, 06/01/2040	1,150	1,157,188
5.00%, 06/01/2026	1,360	1,398,222
5.00%, 06/01/2027	1,500	1,569,328
5.00%, 06/01/2028	1,220	1,298,977
5.00%, 06/01/2030	1,500	1,643,224
5.00%, 06/01/2032	1,300	1,428,533
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2031	500	536,016
5.00%, 10/01/2032	950	1,015,111
5.00%, 10/01/2034	600	637,506
5.00%, 10/01/2035	600	635,888
5.00%, 10/01/2036	800	845,330
5.00%, 10/01/2037	1,375	1,451,751
5.00%, 10/01/2038	1,000	1,050,009
University of California Series 2015-I 4.00%, 05/15/2033	5,000	5,018,877
Series 2017-A 5.00%, 05/15/2028	1,000	1,071,279
5.00%, 05/15/2029	3,000	3,211,157
5.00%, 05/15/2031	2,465	2,618,496
Series 2017-M 5.00%, 05/15/2031	4,000	4,246,987
Series 2023-B 4.693%, 05/15/2033	6,260	6,412,686
5.00%, 05/15/2025	3,000	3,043,390
Series 2024-B 5.00%, 05/15/2026	30,000	31,309,767

2024 Annual Report	11

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Washington Township Health Care District Series 2023-A 5.00%, 07/01/2040	$400	$411,203
5.00%, 07/01/2041	360	368,060
5.00%, 07/01/2042	350	356,155
5.00%, 07/01/2043	275	278,767
AGM Series 2023-B 4.125%, 08/01/2041	750	784,262
4.125%, 08/01/2042	275	285,651
4.25%, 08/01/2043	370	385,673
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	10,000	10,346,575

		913,458,413

American Samoa–0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	610	644,484

Florida–0.1%
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	124,195
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	150	118,818
Zero Coupon, 10/01/2031	185	140,738
Zero Coupon, 10/01/2032	100	73,123
Zero Coupon, 10/01/2033	250	175,454
Zero Coupon, 10/01/2034	270	181,881
New River Community Development District Series 2006-B 5.00%, 05/01/2013(e)(f)(g)	405	4

		814,213

Georgia–0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2032	460	489,759
5.00%, 01/01/2035	250	265,018
5.00%, 01/01/2036	1,590	1,682,210

		2,436,987

Guam–2.4%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027	625	597,597
3.489%, 10/01/2031	1,120	1,026,716
Series 2023 5.00%, 10/01/2028	1,045	1,090,892
5.125%, 10/01/2034	140	152,059

Principal Amount (000)		U.S. $ Value
5.375%, 10/01/2040	$275	$300,855
Series 2024-A 5.00%, 10/01/2027(d)	155	161,659
5.00%, 10/01/2031(d)	600	643,330
5.00%, 10/01/2033(d)	600	647,280
5.00%, 10/01/2034(d)	450	487,604
Guam Department of Education (Guam Department of Education COP) Series 2020 4.25%, 02/01/2030	1,500	1,490,758
5.00%, 02/01/2040	1,090	1,096,797
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(b)	2,050	2,050,057
Guam Power Authority Series 2022-A 5.00%, 10/01/2028	3,000	3,222,694
Territory of Guam Series 2019 5.00%, 11/15/2031	450	463,866
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,000	1,038,179
5.00%, 12/01/2029	455	470,721
5.00%, 12/01/2030	730	753,492
5.00%, 12/01/2032	675	695,001
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	2,625	2,668,708
Series 2015-D 5.00%, 11/15/2025	1,140	1,159,338
Series 2021-F 5.00%, 01/01/2031	1,000	1,087,631
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2027	795	834,785
5.00%, 11/01/2028	955	1,014,737
5.00%, 11/01/2029	1,000	1,072,516
5.00%, 11/01/2030	320	344,491

		24,571,763

Illinois–0.8%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2027	100	100,742
5.00%, 09/01/2029	100	101,376
5.00%, 09/01/2032	100	100,900
5.00%, 09/01/2033	200	201,367
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2026	3,250	3,390,724

12	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Village of Bolingbrook IL Sales Tax Revenue Series 2005 6.00%, 01/01/2026(f)(h)(i)	$4,450	$4,316,920

		8,212,029

Kentucky–0.5%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026	230	234,199
5.00%, 02/01/2027	260	270,010
5.00%, 02/01/2030	160	172,271
5.00%, 02/01/2031	200	210,694
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	3,627,823

		4,514,997

Michigan–0.2%
City of Detroit MI Series 2018 5.00%, 04/01/2031	1,745	1,841,007

Missouri–0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	175	175,884
5.75%, 03/01/2027	150	156,605

		332,489

Nevada–0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)	320	312,917

New Jersey–1.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,410	1,461,642
5.00%, 06/15/2029	6,660	6,883,257
Series 2018-A 5.00%, 06/15/2028	2,710	2,806,446
5.00%, 06/15/2029	1,290	1,333,244
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2025	1,000	1,010,826
5.00%, 06/01/2026	1,000	1,029,259
5.00%, 06/01/2028	1,000	1,065,130

		15,589,804

New York–0.0%
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	220	220,002

Principal Amount (000)		U.S. $ Value
Ohio–0.1%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 5.00%, 06/01/2036	$1,175	$1,260,794

Other–0.5%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,809	3,883,441
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class ACA 2.875%, 07/25/2036	954	891,933
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(c)	2,576	139,909

		4,915,283

Pennsylvania–0.1%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2018 5.00%, 05/01/2033(b)	1,000	1,026,531

Puerto Rico–0.9%
Commonwealth of Puerto Rico
Series 2021-A Zero Coupon, 07/01/2033	1,680	1,140,278
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(b)	2,690	2,848,820
5.00%, 07/01/2035(b)	1,735	1,820,884
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2027	1,720	1,725,255
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2024 6.25%, 01/01/2040	1,665	1,957,229

		9,492,466

Texas–0.1%
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	780	806,630

Washington–0.1%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	825	892,419

2024 Annual Report	13

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Wisconsin–0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	$730	$736,559
5.00%, 10/01/2026(b)	770	784,606
5.00%, 10/01/2027(b)	805	828,316
5.00%, 10/01/2028(b)	700	724,781
5.00%, 10/01/2029(b)	320	333,453

		3,407,715

Total Long-Term Municipal Bonds (cost $1,000,627,037)		994,750,943

SHORT-TERM MUNICIPAL NOTES–2.6%
California–2.6%
Bay Area Toll Authority Series 2024 3.40%, 04/01/2059(j)	11,675	11,675,000
Series 2024-H
3.40%, 04/01/2059(j)	1,475	1,475,000
California Infrastructure & Economic Development Bank (Museum Associates) Series 2021 3.85% (MUNIPSA + 0.70%), 12/01/2050(a)	4,000	3,998,486
California Statewide Communities Development Authority Series 2018 2.50%, 08/15/2047(j)	1,395	1,395,000
Nuveen California AMT-Free Quality Municipal Income Fund Series 2017 3.60%, 10/01/2047(b)(j)	5,000	5,000,000
San Mateo County Transit District Sales Tax Revenue Series 2020-B 3.00%, 06/01/2049(j)	3,000	3,000,000

Total Short-Term Municipal Notes (cost $26,545,000)		26,543,486

Total Municipal Obligations (cost $1,027,172,037)		1,021,294,429

ASSET-BACKED SECURITIES–0.2%
Autos—Fixed Rate–0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	1,133	1,153,421
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(b)	37	36,866

		1,190,287

Principal Amount (000)		U.S. $ Value
Other ABS—Fixed Rate–0.1%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2041	$608	$592,138

Total Asset-Backed Securities (cost $1,774,137)		1,782,425

COLLATERALIZED MORTGAGE OBLIGATIONS–0.0%
Risk Share Floating Rate–0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 10.295% (CME Term SOFR + 5.01%), 11/25/2024(a)	40	40,463
Series 2015-C02, Class 1M2
9.395% (CME Term SOFR + 4.11%), 05/25/2025(a)	22	22,784
Series 2015-C03, Class 1M2
10.395% (CME Term SOFR + 5.11%), 07/25/2025(a)	23	23,106
Series 2016-C01, Class 1M2
12.145% (CME Term SOFR + 6.86%), 08/25/2028(a)	53	55,813
Series 2016-C02, Class 1M2
11.395% (CME Term SOFR + 6.11%), 09/25/2028(a)	21	21,862

Total Collateralized Mortgage Obligations (cost $161,305)		164,028

COMMERCIAL MORTGAGE-BACKED SECURITY–0.0%
Non-Agency Fixed Rate CMBS–0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(f)(h) (cost $24,607)	25	3

Total Investments—99.3% (cost $1,029,132,086)		1,023,240,885

Other assets less liabilities—0.7%		7,567,333

Net Assets—100.0%		$1,030,808,218

14	Sanford C. Bernstein Fund, Inc.

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
USD	15,500	07/31/2029	1 Day SOFR	4.461%	Annual	$796,966	$—	$796,966
USD	8,500	07/31/2030	1 Day SOFR	4.656%	Annual	610,315	—	610,315
USD	10,000	11/01/2030	1 Day SOFR	4.518%	Annual	607,251	—	607,251
USD	11,500	09/15/2031	1 Day SOFR	3.464%	Annual	121,315	—	121,315
USD	6,200	06/15/2034	3.543%	1 Day SOFR	Annual	(90,625)	772	(91,397)
USD	11,000	08/15/2034	3.545%	1 Day SOFR	Annual	(168,360)	—	(168,360)
USD	6,100	08/15/2034	3.231%	1 Day SOFR	Annual	60,273	—	60,273
USD	4,900	08/15/2034	3.304%	1 Day SOFR	Annual	25,793	—	25,793
USD	3,670	08/15/2034	3.272%	1 Day SOFR	Annual	20,637	—	20,637

						$1,983,565	$772	$1,982,793

INTEREST RATE SWAPS (see Note 3)
				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Citibank, NA	USD	12,395	10/09/2029	1.125%	SIFMA*	Quarterly	$ 836,369	$ —	$ 836,369

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2024.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $85,621,332 or 8.3% of net assets.
(c)	IO—Interest Only.
(d)	When-Issued or delayed delivery security.
(e)	Defaulted matured security.
(f)	Non-income producing security.
(g)	Fair valued by the Adviser.
(h)	Defaulted.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2024.
(j)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of September 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.3% and 0.0%, respectively.

Glossary:

ACA—ACA Financial Guaranty Corporation

ABS—Asset-Backed Securities

AGM—Assured Guaranty Municipal

BAM—Build American Mutual

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

COP—Certificate of Participation

MUNIPSA—Municipal Swap Index

NATL—National Interstate Corporation

SOFR—Secured Overnight Financing Rate

SRF—State Revolving Fund

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

2024 Annual Report	15

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

September 30, 2024

Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS–98.7%

Long-Term Municipal Bonds–97.6%
Alabama–2.2%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-D 5.093% (SOFR + 1.85%), 06/01/2049(a)	$5,000	$5,136,559
5.50%, 06/01/2049	11,435	12,372,282
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	3,100	3,373,995
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-B 5.443% (SOFR + 2.20%), 04/01/2054(a)	10,000	10,244,564
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039	1,000	979,336
4.00%, 02/01/2040	2,680	2,582,498
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	10,000	10,866,515
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	44,385	45,184,676
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	7,000	7,538,405
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	13,025	14,034,925

		112,313,755

American Samoa–0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	1,595	1,685,166

Principal Amount (000)		U.S. $ Value
Arizona–2.1%
Arizona Health Facilities Authority (HonorHealth Obligated Group) Series 2014-A 5.00%, 12/01/2024	$1,500	$1,502,512
Arizona Health Facilities Authority (Pre-refunded–US Treasuries) Series 2014A 5.00%, 12/01/2039	13,490	13,523,997
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 5.00%, 11/01/2034	1,000	1,100,993
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c)(d)(e)	2,000	80,000
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	11,680	12,015,921
Series 2024 4.00%, 06/01/2049	12,580	12,740,746
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	2,900	2,673,722
2.542%, 07/01/2033	5,000	4,392,705
2.642%, 07/01/2034	10,000	8,675,527
City of Phoenix Civic Improvement Corp. Series 2019-B 5.00%, 07/01/2025	1,250	1,265,994
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2020 5.00%, 07/01/2030	600	678,993
5.00%, 07/01/2031	850	961,380
5.00%, 07/01/2032	825	928,243
Series 2020-A 5.00%, 07/01/2030	500	565,828
5.00%, 07/01/2031	650	735,173
5.00%, 07/01/2032	400	450,740
5.00%, 07/01/2033	490	551,217
Series 2021-A 5.00%, 07/01/2039	1,720	1,920,558
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	5,000	4,273,663
2.171%, 07/01/2033	5,000	4,199,029
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 5.00%, 07/15/2037	1,805	2,064,050
5.00%, 07/15/2038	5,500	6,260,852

16	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Inc Obligated Group) Series 2022 5.125%, 11/15/2029(b)	$2,500	$2,524,264
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2025	1,000	1,024,541
5.00%, 12/01/2039	1,000	1,132,205
Sierra Vista Industrial Development Authority Series 2024 5.00%, 06/15/2034(b)(f)	1,250	1,308,788
State of Arizona Lottery Revenue (Pre-refunded–US Treasuries) Series 2019 5.00%, 07/01/2025	5,000	5,081,188
5.00%, 07/01/2027	5,500	5,883,447
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AGC Series 2024 5.25%, 08/01/2042(f)	2,125	2,423,288
5.25%, 08/01/2044(f)	3,000	3,391,182

		104,330,746

Arkansas–0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,900	2,115,966
City of Fayetteville AR Sales & Use Tax Revenue Series 2022 2.875%, 11/01/2032	3,000	2,967,212

		5,083,178

California–7.5%
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	10,000	10,793,927
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	16,165	17,464,386
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	11,115	12,099,223

Principal Amount (000)		U.S. $ Value
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.873% (SOFR + 1.63%), 07/01/2053(a)	$5,000	$4,998,813
4.913% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,049,021
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	18,035	15,152,473
California Enterprise Development Authority (County of Riverside CA Lease) Series 2024 5.00%, 11/01/2036	5,005	5,870,645
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	10,154	10,424,961
Series 2021-1, Class A 3.50%, 11/20/2035	3,314	3,241,065
Series 2021-2, Class A 3.75%, 03/25/2035	15,842	16,176,914
Series 2021-2, Class X 0.82%, 03/25/2035(g)	9,601	434,475
Series 2021-3, Class A 3.25%, 08/20/2036	3,823	3,653,286
Series 2021-3, Class X 0.79%, 08/20/2036(g)	7,813	391,543
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 8.00%, 01/01/2050(b)	4,000	4,119,673
California State Public Works Board (California State Public Works Board Lease) Series 2014-B 5.00%, 10/01/2028	1,225	1,227,615
California State University Series 2021-B 2.374%, 11/01/2035	5,000	4,061,314
City of Los Angeles CA Series 2024 5.00%, 06/26/2025	25,000	25,430,107
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(b)	880	790,648
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	4,000	4,067,358
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	13,250	11,460,965

2024 Annual Report	17

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	$5,500	$4,521,185
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	12,800	10,810,984
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	7,000	6,062,473
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,659,037
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	6,545	5,033,013
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series 2021-A 4.00%, 06/01/2037	6,165	6,646,120
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	25,000	29,131,920
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.106% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	15,000	13,846,254
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2042	20,735	22,520,190
San Diego Unified School District/CA Series 2024-A 5.00%, 06/30/2025	10,060	10,227,010
San Francisco Intl Airport Series 2020-E 5.00%, 05/01/2037	9,645	10,303,677
Series 2023-E 5.25%, 05/01/2034	22,275	25,616,471
5.25%, 05/01/2035	10,870	12,459,728
Series 2024 5.00%, 05/01/2038	7,000	7,832,576
5.25%, 05/01/2042	10,000	11,187,831
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	7,000	7,577,520

Principal Amount (000)		U.S. $ Value
State of California Series 2023 5.00%, 09/01/2037	$10,000	$11,658,024
5.00%, 09/01/2043	10,000	11,373,826
5.10%, 03/01/2029	2,000	2,095,293
6.00%, 03/01/2033	1,000	1,118,344
University of California Series 2023-B 5.00%, 05/15/2042	5,000	5,696,440
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	3,000	3,103,973

		378,390,301

Colorado–3.2%
City & County of Denver CO Airport System Revenue Series 2023-B 5.00%, 11/15/2029	3,250	3,525,808
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2025	10,000	10,216,441
5.00%, 12/01/2026	16,080	16,740,814
5.00%, 12/01/2028	16,105	17,251,352
5.00%, 12/01/2029	9,560	10,189,428
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.) Series 2024 4.75%, 04/01/2034(b)	2,100	2,214,918
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2030	3,000	3,250,637
5.00%, 08/01/2035	1,995	2,136,546
Series 2024-A 5.00%, 12/01/2039	4,620	5,238,941
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2027	2,280	2,435,929
Colorado State Education Loan Program Series 2024-A 5.00%, 06/30/2025	50,000	50,799,180
E-470 Public Highway Authority Series 2024-B 3.993% (SOFR + 0.75%), 09/01/2039(a)	4,000	4,001,750
Gunnison Watershed School District No. Re 1J (Pre-refunded–US Treasuries) Series 2014-A 4.00%, 12/01/2033	1,155	1,156,310

18	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	$2,218	$2,059,771
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(b)	1,678	1,761,341
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	11,000	13,140,127
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 5.80%, 12/01/2032	1,630	1,739,114
University of Colorado (Pre-refunded–US Treasuries) Series 2015-A 4.00%, 06/01/2033	6,000	6,049,283
4.00%, 06/01/2035	3,525	3,553,954
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	803	693,337
5.00%, 12/15/2026	270	279,174
AGM Series 2020 5.00%, 12/01/2024	485	486,070
5.00%, 12/01/2027	305	325,135
5.00%, 12/01/2030	385	423,671
5.00%, 12/01/2033	285	311,317
5.00%, 12/01/2050	300	314,177

		160,294,525

Connecticut–2.6%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2028	1,000	1,066,446
Series 2017-B 5.00%, 08/15/2025	1,085	1,103,413
5.00%, 08/15/2026	4,500	4,686,513
5.00%, 08/15/2027	6,610	7,040,734
Series 2017-C 5.00%, 08/15/2026	2,480	2,582,790
5.00%, 08/15/2027	2,605	2,774,752
5.00%, 08/15/2028	1,620	1,720,523
City of Bridgeport CT (Pre-refunded–US Treasuries) Series 2017-B 5.00%, 08/15/2027	755	808,867
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2026	1,000	1,021,243
5.00%, 07/01/2027	1,100	1,136,822
5.00%, 07/01/2028	1,100	1,147,836
5.00%, 07/01/2029	1,200	1,249,842

Principal Amount (000)		U.S. $ Value
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	$19,535	$19,563,392
State of Connecticut Series 2015-B 5.00%, 06/15/2032	7,345	7,437,032
Series 2015-F 5.00%, 11/15/2027	1,570	1,611,186
Series 2016-A 5.00%, 03/15/2029	14,500	14,975,085
Series 2016-E 5.00%, 10/15/2024	17,000	17,010,127
Series 2018-C 5.00%, 06/15/2026	5,500	5,734,296
Series 2020-A 5.00%, 01/15/2040	2,565	2,780,074
State of Connecticut Special Tax Revenue Series 2021-A 5.00%, 05/01/2041	2,840	3,121,787
Series 2021-D 4.00%, 11/01/2039	1,060	1,097,629
Series 2023-A 5.25%, 07/01/2042	10,000	11,539,055
Town of Stratford CT BAM Series 2019 5.00%, 01/01/2030	2,035	2,138,043
5.00%, 01/01/2031	3,890	4,078,382
5.00%, 01/01/2032	3,890	4,070,221
5.00%, 01/01/2033	3,555	3,713,354
University of Connecticut Series 2022-A 5.00%, 05/01/2040	7,065	7,942,460

		133,151,904

Delaware–0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 4.00%, 09/01/2030	575	584,493
5.00%, 09/01/2050	1,000	1,024,184

		1,608,677

District of Columbia–1.8%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2035	10,000	11,912,392
Metropolitan Washington Airports Authority Aviation Revenue Series 2024-A 5.00%, 10/01/2025	1,000	1,017,730
5.00%, 10/01/2033	17,600	19,721,467
5.00%, 10/01/2034	2,000	2,234,800
5.00%, 10/01/2036	8,500	9,411,236
5.00%, 10/01/2040	1,675	1,819,383
5.00%, 10/01/2044	2,000	2,137,317

2024 Annual Report	19

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Metropolitan Washington Airports Authority Aviation Revenue (Pre-refunded–US Treasuries) Series 2014-A 5.00%, 10/01/2044	$10,040	$10,042,676
Series 2015-A 5.00%, 10/01/2034	30,770	30,778,200

		89,075,201

Florida–4.3%
City of Lakeland FL Series 2024 5.00%, 11/15/2043	2,420	2,681,010
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2044	2,000	2,211,176
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031	5,000	5,256,940
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A
Zero Coupon, 09/01/2034	650	442,275
Zero Coupon, 09/01/2035	650	423,097
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	1,250	1,212,548
County of Broward FL Convention Center Hotel Revenue Series 2022 5.00%, 01/01/2035	2,685	3,023,543
County of Lee FL Airport Revenue Series 2024 5.25%, 10/01/2040(f)	2,460	2,747,988
County of Miami-Dade FL Aviation Revenue Series 2024-A 5.00%, 10/01/2027	4,650	4,894,163
5.00%, 10/01/2035	23,870	26,438,467
County of Miami-Dade FL Water & Sewer System Revenue Series 2021 4.00%, 10/01/2038	2,490	2,585,366
County of Miami-Dade Seaport Department Series 2023-A 5.00%, 10/01/2029	5,500	5,928,057
5.00%, 10/01/2038	2,535	2,752,346
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	735	582,206
Zero Coupon, 10/01/2031	905	688,476
Zero Coupon, 10/01/2032	500	365,618

Principal Amount (000)		U.S. $ Value
Zero Coupon, 10/01/2033	$1,210	$849,196
Zero Coupon, 10/01/2034	1,260	848,777
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	25,000	27,748,170
Duval County School Board (Duval County School Board COP) Series 2015-B 5.00%, 07/01/2026	4,280	4,349,192
Florida Development Finance Corp. (Brightline Trains Florida LLC) AGM Series 2024 5.00%, 07/01/2044	13,920	14,660,202
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.125%, 06/01/2040(b)	3,760	3,810,071
Florida Development Finance Corp. (Renaissance Charter School, Inc.) Series 2023 6.50%, 06/15/2038(b)	2,000	2,242,003
6.625%, 06/15/2043(b)	2,195	2,447,367
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2024	1,000	1,000,000
5.00%, 10/01/2026	1,750	1,783,025
5.00%, 10/01/2028	1,015	1,034,502
Series 2021 1.425%, 10/01/2026	3,000	2,856,420
Florida State Board of Education (State of Florida) Series 2017-B 5.00%, 06/01/2025	5,340	5,419,017
Florida State Board of Governors (Florida State University Athletics Association, Inc.) BAM Series 2024-A 5.00%, 10/01/2043	10,000	11,217,994
Greater Orlando Aviation Authority Series 2019-A 5.00%, 10/01/2025	5,700	5,796,551
Greater Orlando Aviation Authority (Pre-refunded–US Treasuries) Series 2017-A 5.00%, 10/01/2029	3,000	3,165,749
5.00%, 10/01/2030	6,250	6,595,309
Hillsborough County Aviation Authority Series 2024 5.25%, 10/01/2043	6,500	7,268,761

20	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Hillsborough County Aviation Authority (Pre-refunded–US Treasuries) Series 2015 5.00%, 10/01/2040	$2,020	$2,020,000
Hillsborough County Industrial Development Authority Series 2024 5.00%, 11/15/2034	2,000	2,360,946
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,499,615
JEA Electric System Revenue Series 2017-B 5.00%, 10/01/2030	1,185	1,256,453
JEA Water & Sewer System Revenue Series 2024-A 5.00%, 10/01/2043	1,635	1,836,626
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	2,975	2,995,788
Manatee County School District (Manatee County School District COP) Series 2016-A 5.00%, 07/01/2028	7,795	8,105,484
5.00%, 07/01/2029	6,215	6,474,492
North Broward Hospital District Series 2017-B 5.00%, 01/01/2029	3,000	3,163,103
5.00%, 01/01/2030	3,180	3,348,840
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2019 5.00%, 10/01/2024	6,560	6,560,000
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	1,026,543
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)	1,905	1,718,003
School District of Broward County/FL Series 2024 4.00%, 01/29/2025	3,265	3,271,841
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,402,819

Principal Amount (000)		U.S. $ Value
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 4.85%, 05/01/2038(b)	$1,000	$1,049,005

		215,415,140

Georgia–2.0%
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2035	1,565	1,722,000
5.00%, 07/01/2036	2,845	3,116,732
5.00%, 07/01/2037	2,535	2,768,899
5.00%, 07/01/2039	2,765	2,989,582
5.00%, 07/01/2040	7,105	7,644,014
5.00%, 07/01/2041	7,460	8,001,291
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2026	1,000	1,032,393
5.00%, 04/01/2027	250	263,771
5.00%, 04/01/2028	250	269,114
5.00%, 04/01/2029	300	328,536
5.00%, 04/01/2030	225	249,683
5.00%, 04/01/2031	250	275,498
Fayette County Development Authority Series 2024 5.00%, 10/01/2026	300	311,466
5.00%, 10/01/2027	270	284,813
5.00%, 10/01/2028	320	342,340
5.00%, 10/01/2029	375	406,381
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	3,500	3,494,615
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,455	1,538,994
Series 2023-A 5.00%, 06/01/2053	22,965	24,520,259
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023
4.943% (SOFR + 1.70%), 12/01/2053(a)	5,000	5,154,753
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049	5,350	5,351,049
Municipal Electric Authority of Georgia Series 2024 5.00%, 01/01/2042(f)	1,500	1,660,121
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	25,000	28,784,405

		100,510,709

2024 Annual Report	21

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Guam–0.0%
Territory of Guam Series 2019 5.00%, 11/15/2031	$780	$804,034

Hawaii–0.2%
City & County Honolulu HI Wastewater System Revenue Series 2025 5.00%, 07/01/2038(f)	2,200	2,545,088
City & County of Honolulu HI
Series 2024-A 5.25%, 07/01/2043	1,000	1,149,055
5.25%, 07/01/2044	1,000	1,145,074
State of Hawaii Harbor System Revenue Series 2020-A 4.00%, 07/01/2035	2,765	2,823,572

		7,662,789

Illinois–6.2%
Chicago Board of Education Series 2012-B 5.00%, 12/01/2033	2,265	2,266,560
Series 2018-A 5.00%, 12/01/2026	1,000	1,026,089
Series 2021-A 5.00%, 12/01/2037	3,750	3,912,905
Series 2023 5.25%, 04/01/2034	2,125	2,409,882
Series 2023-A 5.00%, 12/01/2034	7,000	7,565,389
Chicago O’Hare International Airport Series 2016-C 5.00%, 01/01/2027	3,020	3,103,486
Series 2018-A 5.00%, 01/01/2039	6,000	6,248,612
Series 2022 4.00%, 01/01/2042	3,160	3,147,442
5.00%, 01/01/2029	500	536,224
5.00%, 01/01/2030	800	868,891
5.00%, 01/01/2033	890	974,223
5.00%, 01/01/2040	1,850	1,964,451
5.00%, 01/01/2041	2,000	2,122,734
5.00%, 01/01/2042	2,200	2,332,621
Series 2024-A 5.00%, 01/01/2036	1,180	1,300,063
5.00%, 01/01/2037	2,500	2,741,305
5.00%, 01/01/2038	2,500	2,731,758
5.00%, 01/01/2039	1,600	1,731,567
5.25%, 01/01/2040	4,000	4,413,337
BAM Series 2017-F 4.25%, 01/01/2042	2,000	2,011,760
County of Cook IL Series 2021-B 4.00%, 11/15/2025	2,140	2,164,590
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2025	2,000	2,013,152

Principal Amount (000)		U.S. $ Value
Illinois Finance Authority (Bradley University) Series 2024 5.00%, 08/01/2025	$400	$404,928
5.00%, 08/01/2026	450	464,531
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2025	350	349,973
5.00%, 09/01/2026	300	300,946
5.00%, 09/01/2027	455	458,376
5.00%, 09/01/2029	575	582,915
5.00%, 09/01/2031	1,000	1,009,864
5.00%, 09/01/2034	600	602,542
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027	1,000	1,020,535
5.00%, 11/15/2028	1,250	1,275,552
Illinois Municipal Electric Agency Series 2015-A 5.00%, 02/01/2027	16,370	16,614,250
5.00%, 02/01/2028	13,565	13,768,521
5.00%, 02/01/2029	12,885	13,076,186
Illinois State Toll Highway Authority Series 2009 6.184%, 01/01/2034	2,669	2,920,704
Series 2021-A 5.00%, 01/01/2041	27,195	30,247,288
Series 2024-A 5.00%, 01/01/2037	4,380	5,099,680
Metropolitan Water Reclamation District of Greater Chicago Series 2007-B 5.25%, 12/01/2035	4,835	5,901,789
Series 2009 5.72%, 12/01/2038	2,000	2,141,852
Metropolitan Water Reclamation District of Greater Chicago (Pre-refunded–US Treasuries) Series 2015-A 5.00%, 12/01/2044	8,350	8,371,749
Series 2015-B 5.00%, 12/01/2039	7,660	7,679,305
Railsplitter Tobacco Settlement Authority (Pre-refunded–US Treasuries) Series 2017 5.00%, 06/01/2025	12,450	12,617,294
State of Illinois Series 2016 5.00%, 02/01/2029	1,100	1,151,294
Series 2017-A 5.00%, 12/01/2024	8,590	8,612,254
Series 2017-D 5.00%, 11/01/2024	35,545	35,591,760
5.00%, 11/01/2028	1,675	1,778,967

22	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Series 2019-B 4.00%, 11/01/2033	$9,000	$9,197,674
Series 2020 5.50%, 05/01/2039	1,500	1,648,603
Series 2022-B 5.25%, 10/01/2037	4,000	4,489,494
Series 2024 5.00%, 02/01/2026(f)	2,500	2,568,674
5.00%, 02/01/2038(f)	9,000	10,107,280
Series 2024-B 5.00%, 05/01/2039	2,250	2,509,346
5.00%, 05/01/2040	1,765	1,958,143
5.00%, 05/01/2041	7,530	8,315,503
5.25%, 05/01/2042	8,500	9,513,214
State of Illinois (Pre-refunded–US Treasuries) Series 2014 5.00%, 05/01/2025	18,120	18,199,996
5.00%, 05/01/2027	5,000	5,022,074
State of Illinois Sales Tax Revenue Series 2024-A 5.00%, 06/15/2025	10,000	10,139,979

		313,300,076

Indiana–1.0%
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	14,460	14,839,797
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2028	1,175	1,290,422
5.00%, 10/01/2029	1,425	1,595,261
5.00%, 10/01/2030	1,000	1,135,201
5.00%, 10/01/2032	1,715	1,986,065
5.00%, 10/01/2034	800	945,686
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2025	750	752,499
5.00%, 04/01/2026	790	801,466
5.00%, 04/01/2027	830	848,682
5.00%, 04/01/2028	875	897,720
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2015 4.00%, 12/01/2040	11,690	11,631,426
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	1,895	1,765,130
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,700	1,651,870

Principal Amount (000)		U.S. $ Value
Indianapolis Local Public Improvement Bond Bank Series 2015 4.00%, 01/01/2025	$11,570	$11,574,450

		51,715,675

Iowa–0.1%
Iowa Finance Authority (Pre-refunded–US Treasuries) Series 2022 4.00%, 12/01/2050	5,450	5,981,124

Kansas–0.1%
City of Colby KS (Citizens Medical Center, Inc.) Series 2024 5.50%, 07/01/2026	2,000	2,016,354
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(b)	215	224,242
6.50%, 11/15/2042(b)	1,610	1,669,131

		3,909,727

Kentucky–1.8%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034	3,835	3,629,841
Kenton County Airport Board Series 2024-A 5.25%, 01/01/2040	2,910	3,241,784
5.25%, 01/01/2042	2,860	3,156,818
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029	1,000	1,052,628
5.00%, 08/15/2041	1,260	1,297,775
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2028	8,780	9,103,863
5.00%, 06/01/2030	5,870	6,072,516
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	20,065	21,940,742
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.223% (SOFR + 1.98%), 04/01/2054(a)	20,000	20,000,000
5.25%, 04/01/2054	5,280	5,867,931
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2024-B 5.00%, 11/01/2024	5,000	5,005,560

2024 Annual Report	23

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Kentucky Turnpike Authority Series 2016-A 5.00%, 07/01/2025	$2,515	$2,554,791
5.00%, 07/01/2027	5,075	5,261,670

		88,185,919

Louisiana–1.3%
City of New Orleans LA Sewerage Service Revenue (Pre-refunded–US Treasuries) Series 2015 5.00%, 06/01/2040	2,000	2,028,204
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax Series 2015 5.00%, 08/01/2027	6,450	6,553,892
5.00%, 08/01/2028	2,535	2,573,522
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031	6,874	7,003,105
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	22,000	22,278,529
Louisiana Public Facilities Authority (Pre-refunded–US Treasuries) AGM Series 2015 5.00%, 06/01/2036	2,000	2,026,210
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(b)	2,250	2,280,236
6.10%, 06/01/2038(b)	3,030	3,387,956
6.10%, 12/01/2040(b)	2,595	2,909,135
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2029	1,200	1,200,536
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 3.888% (SOFR + 0.50%), 05/01/2043(a)	10,225	10,199,531
State of Louisiana Gasoline & Fuels Tax Revenue (Pre-refunded–US Govt Agencies) Series 2015-A 4.50%, 05/01/2039	2,500	2,521,494

		64,962,350

Maine–0.0%
Maine Municipal Bond Bank Series 2014-A 5.00%, 09/01/2025	1,000	1,001,624

Principal Amount (000)		U.S. $ Value
Maryland–0.8%
County of Frederick MD (Pre-refunded–US Treasuries) Series 2019-A 5.00%, 08/01/2027	$165	$176,852
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 11/12/2028	10,000	10,245,317
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2031	1,365	1,512,214
State of Maryland Series 2017-B 5.00%, 08/01/2025	16,380	16,692,915
Series 2022-A 5.00%, 06/01/2035	1,080	1,248,912
State of Maryland Department of Transportation Series 2017 5.00%, 09/01/2025	6,550	6,686,321
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2029	700	756,842
5.00%, 08/01/2036	1,000	1,085,154

		38,404,527

Massachusetts–2.2%
City of Quincy MA Series 2024 5.00%, 07/25/2025	3,000	3,053,658
Commonwealth of Massachusetts Series 2017-D 5.00%, 07/01/2025	7,760	7,887,422
5.00%, 02/01/2036	4,435	4,639,925
Series 2024-A 5.00%, 01/01/2040	5,000	5,752,007
Series 2024-B 5.00%, 05/01/2043	4,000	4,542,614
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	2,871	2,850,368
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2024-A 5.00%, 07/01/2043	2,000	2,276,368
Massachusetts Development Finance Agency Series 2016-E 5.00%, 07/01/2025	1,750	1,772,868

24	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Series 2020-A 5.00%, 10/15/2025	$5,000	$5,129,194
Series 2023 5.00%, 07/01/2026	1,000	1,034,647
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2016-I 5.00%, 07/01/2034	1,935	1,990,093
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2017-S1 5.00%, 07/01/2025	7,565	7,690,608
5.00%, 07/01/2029	9,000	9,669,460
Massachusetts Development Finance Agency (Pre-refunded–US Treasuries) Series 2014-A 5.00%, 03/01/2044	2,000	2,000,000
Series 2014-P 5.00%, 10/01/2046	5,750	5,750,000
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020-U 5.00%, 07/01/2028	950	1,043,185
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2028	1,425	1,473,247
5.00%, 07/01/2030	2,100	2,169,003
5.00%, 07/01/2032	2,000	2,050,629
5.00%, 07/01/2033	2,000	2,047,948
AGM Series 2020-C 5.00%, 10/01/2026	325	338,901
5.00%, 10/01/2027	440	468,282
5.00%, 10/01/2028	500	542,136
5.00%, 10/01/2029	295	325,408
5.00%, 10/01/2030	315	351,442
5.00%, 10/01/2031	375	417,741
5.00%, 10/01/2032	245	270,680
Massachusetts School Building Authority Series 2015-C 5.00%, 08/15/2027	5,000	5,105,406
Massachusetts Water Resources Authority Series 2024-C 5.00%, 08/01/2039	11,630	13,638,407
AGM Series 2007-B 5.25%, 08/01/2025	12,510	12,778,745

		109,060,392

Michigan–3.7%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.347% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	14,000	13,705,878

Principal Amount (000)		U.S. $ Value
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	$3,705	$3,944,196
Great Lakes Water Authority Water Supply System Revenue Series 2016-C 5.00%, 07/01/2025	12,805	13,011,322
Series 2024-A 5.00%, 07/01/2035	2,100	2,458,329
Michigan Finance Authority Series 2024-A 5.00%, 07/21/2025	3,000	3,046,524
5.00%, 08/20/2025	6,250	6,359,281
Michigan Finance Authority (Bronson Healthcare Group Obligated Group) Series 2020 5.00%, 05/15/2036	48,585	49,808,516
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.00%, 10/01/2024	3,000	3,000,000
4.50%, 10/01/2029	12,065	12,075,098
Michigan Finance Authority (Corewell Health Obligated Group) Series 2022 5.00%, 04/15/2025	5,265	5,319,321
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	5,000	4,775,912
4.00%, 06/01/2035	1,000	1,027,750
4.00%, 06/01/2036	1,000	1,021,063
4.00%, 06/01/2037	1,000	1,013,876
4.00%, 06/01/2038	1,000	1,007,841
4.00%, 06/01/2039	2,000	2,008,059
5.00%, 06/01/2025	610	615,396
5.00%, 06/01/2026	1,290	1,320,974
5.00%, 06/01/2028	1,000	1,058,719
5.00%, 06/01/2029	2,000	2,147,127
5.00%, 06/01/2031	745	814,428
Michigan Finance Authority (Public Lighting Authority) Series 2014 5.00%, 07/01/2030	1,600	1,601,954
Series 2014-B 5.00%, 07/01/2027	4,990	4,996,469
5.00%, 07/01/2031	2,460	2,462,839
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2024	4,400	4,411,081
5.00%, 12/01/2025	3,000	3,044,812
5.50%, 12/01/2026	4,500	4,579,228
5.50%, 12/01/2027	2,720	2,768,268

2024 Annual Report	25

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Michigan State Hospital Finance Authority Series 2019 5.00%, 11/01/2025	$2,315	$2,371,073
Michigan Strategic Fund (Michigan Strategic Fund–I 75 Improvement Project) Series 2018 5.00%, 12/31/2024	3,210	3,210,708
5.00%, 12/31/2025	2,200	2,220,653
5.00%, 06/30/2026	2,400	2,454,174
5.00%, 12/31/2026	5,770	5,957,519
5.00%, 06/30/2027	7,635	7,934,221
5.00%, 12/31/2027	5,770	6,036,121
5.00%, 06/30/2028	4,645	4,886,018

		188,474,748

Minnesota–0.3%
City of St. Cloud MN Series 2024 5.00%, 05/01/2042(f)	3,250	3,632,089
Minneapolis-St. Paul Metropolitan Airports Commission Series 2024 5.00%, 01/01/2041	3,250	3,492,521
5.25%, 01/01/2044	2,000	2,194,694
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	5,425	5,498,502
Western Minnesota Municipal Power Agency Series 2019-A 3.156%, 01/01/2039	1,000	868,097

		15,685,903

Mississippi–0.1%
State of Mississippi (Pre-refunded–US Treasuries) Series 2015-A 4.00%, 10/01/2031	5,525	5,596,302

Missouri–0.5%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2025	1,445	1,449,377
5.00%, 03/01/2028	1,375	1,441,380
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2037	4,000	4,511,429
Health & Educational Facilities Authority of the State of Missouri Series 2021-C 5.00%, 05/01/2052	2,320	2,497,910
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-A 4.00%, 07/01/2039	5,000	5,174,109

Principal Amount (000)		U.S. $ Value
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	$845	$849,267
5.75%, 03/01/2027	775	809,127
Metropolitan St. Louis Sewer District Series 2022-A 5.00%, 05/01/2038	1,710	1,936,247
5.00%, 05/01/2039	3,100	3,481,210
Missouri Highway & Transportation Commission Series 2019-B 5.00%, 11/01/2025	3,385	3,472,683

		25,622,739

Montana–0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2025	2,500	2,510,956
5.00%, 02/15/2026	3,190	3,260,305
5.00%, 02/15/2027	6,950	7,238,255
5.00%, 02/15/2028	2,375	2,468,284

		15,477,800

Nebraska–0.3%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	5,000	5,362,586
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2022-1 5.00%, 05/01/2053	10,000	10,667,622

		16,030,208

Nevada–0.7%
City of Las Vegas NV Series 2015-C 5.00%, 09/01/2026	2,930	3,027,490
County of Clark NV Series 2024 4.00%, 07/01/2041	4,640	4,756,945
Las Vegas Valley Water District Series 2016-B 5.00%, 06/01/2028	4,590	4,766,271
Series 2022-C 5.00%, 06/01/2025	5,950	6,031,304
Reno-Tahoe Airport Authority Series 2024 5.00%, 07/01/2035	1,175	1,292,996
5.25%, 07/01/2038	1,430	1,605,132
State of Nevada Series 2015-D 5.00%, 04/01/2027	7,000	7,079,284
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2024 8.125%, 01/01/2050	4,000	4,119,676

		32,679,098

26	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
New Hampshire–1.4%
National Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(g)	$9,740	$454,621
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	8,857	8,991,439
Series 2022-1, Class A 4.375%, 09/20/2036	24,275	24,960,140
Series 2022-1, Class X 0.35%, 09/20/2036(g)	19,420	416,443
Series 2022-2, Class A 4.00%, 10/20/2036	9,740	9,746,826
Series 2024 5.25%, 12/01/2035(b)	1,000	1,001,388
5.375%, 12/15/2035(b)	7,200	7,194,622
Series 2024-1, Class A 4.25%, 07/20/2041	5,605	5,635,862
Series 2024-3 4.164%, 10/20/2041	6,994	6,969,634
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)	1,000	1,002,763
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018-A 4.00%, 11/01/2027(b)	2,250	2,249,955

		68,623,693

New Jersey–6.5%
City of Hoboken NJ Series 2024-A 4.00%, 03/12/2025	12,000	12,053,038
Essex County Improvement Authority (County of Essex NJ) Series 2024 5.00%, 06/18/2025	3,055	3,097,021
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026(h)	5,930	6,150,428
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	7,755	7,841,025
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.50%, 01/01/2026	1,000	1,001,623
5.50%, 01/01/2027	1,000	1,001,538
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2024	2,000	2,000,000
5.00%, 10/01/2025	2,750	2,787,312

Principal Amount (000)		U.S. $ Value
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2025	$1,000	$1,001,416
5.00%, 06/15/2026	3,500	3,505,226
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2027	3,000	3,188,132
5.00%, 06/15/2033	2,065	2,390,663
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	3,360	3,363,878
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	12,830	13,299,905
5.00%, 06/15/2028	975	1,009,699
Series 2018-A 5.00%, 06/15/2029	3,050	3,152,242
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2027	8,605	9,244,431
5.00%, 12/15/2029	38,555	42,061,354
5.00%, 12/15/2030	5,885	6,389,118
5.00%, 12/15/2032	5,230	5,644,155
5.00%, 12/15/2033	7,230	7,783,275
Series 2019 5.00%, 06/15/2029	1,525	1,666,221
Series 2019-B 5.00%, 06/15/2033	3,885	4,187,526
Series 2023-B 5.00%, 06/15/2041	9,685	10,839,614
5.00%, 06/15/2042	2,915	3,248,707
5.00%, 06/15/2043	1,505	1,669,250
AGM Series 2006-C Zero Coupon, 12/15/2033	6,600	4,868,192
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2027	1,800	1,802,556
Series 2017-A 5.00%, 01/01/2029	7,235	7,635,276
Series 2017-B 5.00%, 01/01/2029	10,000	10,788,109
5.00%, 01/01/2030	14,830	15,958,895
5.00%, 01/01/2031	15,220	16,306,655
Series 2021-B 1.713%, 01/01/2029	6,625	6,049,175
Series 2024-A 5.00%, 01/01/2032	11,235	12,910,798
5.00%, 01/01/2033	2,000	2,328,209

2024 Annual Report	27

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
5.00%, 01/01/2034	$2,100	$2,475,344
Series 2024-C 5.00%, 01/01/2043(f)	7,500	8,452,254
5.00%, 01/01/2044(f)	2,500	2,812,216
AGM Series 2005-D3 5.25%, 01/01/2026	14,770	15,079,050
South Jersey Transportation Authority BAM Series 2022 5.00%, 11/01/2036	450	509,033
5.00%, 11/01/2037	400	451,256
State of New Jersey Series 2020 5.00%, 06/01/2025	20,500	20,795,153
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2025	4,125	4,169,655
5.00%, 06/01/2026	3,000	3,087,777
5.00%, 06/01/2027	4,000	4,192,005
5.00%, 06/01/2028	2,140	2,279,379
5.00%, 06/01/2035	2,620	2,756,674
Series 2018-B
5.00%, 06/01/2046	10,275	10,364,145
Township of East Brunswick NJ Series 2024-A 4.50%, 07/15/2025	9,000	9,108,729
Township of Woodbridge NJ Series 2024 4.00%, 03/14/2025	5,000	5,022,439

		329,779,771

New Mexico–0.2%
New Mexico Municipal Energy Acquisition Authority Series 2019-A 5.00%, 11/01/2039	10,000	10,095,040

New York–10.6%
City of New York NY Series 2015-A 5.00%, 08/01/2025	16,720	17,015,921
Series 2019-E 5.00%, 08/01/2025	6,100	6,207,961
Series 2020-A 5.00%, 08/01/2026	3,130	3,272,675
Series 2021
1.396%, 08/01/2027	18,750	17,527,757
Series 2021-F 5.00%, 06/01/2044(h)	5,000	5,064,319
Series 2024-A
5.00%, 08/01/2025	8,900	9,057,518
City of New York NY (Pre-refunded–US Treasuries) Series 2014-A 5.00%, 08/01/2027	1,130	1,131,973
City of Rochester NY Series 2024-I 5.00%, 07/31/2025	7,000	7,117,657

Principal Amount (000)		U.S. $ Value
County of Nassau NY Series 2024-A 5.00%, 04/01/2042	$8,815	$10,109,418
5.00%, 04/01/2044	4,120	4,674,759
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039	4,505	4,588,128
Federal Home Loan Mortgage Corp. Series 2024-ML21, Class AUS 4.617%, 08/25/2041	8,374	9,007,936
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2036	6,880	7,200,783
Long Island Power Authority Series 2024-A 5.00%, 09/01/2044	6,400	7,233,832
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2028	20,070	20,907,838
Series 2017 5.00%, 11/15/2025	7,190	7,363,439
Series 2017-C 5.00%, 11/15/2029	22,370	24,011,153
5.00%, 11/15/2030	13,755	14,697,196
5.00%, 11/15/2031	5,505	5,858,071
5.00%, 11/15/2033	8,500	8,994,969
BAM Series 2024-A 4.00%, 11/15/2048	6,500	6,439,231
Metropolitan Transportation Authority (Pre-refunded–US Treasuries) Series 2014-C 5.00%, 11/15/2027	5,000	5,009,774
New York City Municipal Water Finance Authority Series 2023 5.00%, 06/15/2034	10,650	12,771,094
5.00%, 06/15/2035	2,000	2,368,450
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2037	7,250	8,463,844
5.00%, 11/01/2038	17,000	19,742,103
5.00%, 11/01/2039	3,400	3,917,701
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017-S 5.00%, 07/15/2036	10,245	10,831,345
Series 2018-S 5.00%, 07/15/2031	18,035	19,461,381
5.00%, 07/15/2032	15,945	17,168,866
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2017-A 5.00%, 08/01/2033	4,860	5,117,090

28	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	$400	$400,471
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	4,250	4,024,929
2.80%, 09/15/2069	11,555	10,658,013
New York State Dormitory Authority (New York State Sales Tax) Series 2017-A 5.00%, 03/15/2039	14,705	15,237,253
Series 2018-C 5.00%, 03/15/2040	6,990	7,370,552
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2019-A 5.00%, 03/15/2036	10,000	10,817,750
Series 2021-A 4.00%, 03/15/2039	1,825	1,877,402
Series 2021-E 4.00%, 03/15/2037	19,200	20,120,070
Series 2022-A 4.00%, 03/15/2039	3,500	3,614,156
Series 2024-A 5.00%, 03/15/2042	5,000	5,641,835
5.00%, 03/15/2043	6,000	6,736,971
5.00%, 03/15/2044	2,840	3,175,564
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028	22,110	23,048,298
5.00%, 01/01/2029	27,145	28,282,131
Series 2023 5.625%, 04/01/2040	7,000	7,606,560
6.00%, 04/01/2035	5,000	5,653,313
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2040	7,015	7,416,681
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	2,095	2,095,017
Port Authority of New York & New Jersey Series 2018-2 5.00%, 09/15/2026	4,000	4,136,420
Series 2019 4.00%, 11/01/2037	2,915	2,964,674
Series 2021-2 4.00%, 07/15/2037	2,980	3,058,454
Suffolk Regional Off-Track Betting Co. Series 2024 5.00%, 12/01/2034	1,000	1,050,409
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2027	1,045	1,094,939

Principal Amount (000)		U.S. $ Value
5.00%, 06/01/2029	$2,080	$2,247,233
5.00%, 06/01/2033	2,395	2,625,476
Town of Oyster Bay NY Series 2024 4.00%, 03/07/2025	1,600	1,605,465
Triborough Bridge & Tunnel Authority Series 2023 5.00%, 11/15/2024	9,210	9,228,333
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	14,725	12,379,673
2.591%, 05/15/2036	2,000	1,635,583
Series 2022 4.286% (SOFR + 1.05%), 04/01/2026(a)	14,000	14,002,108
Series 2023 5.00%, 11/15/2041	4,025	4,555,311
Series 2024 5.00%, 11/15/2033	5,000	5,943,954
5.00%, 11/15/2035	2,000	2,385,287

		535,024,467

North Carolina–0.4%
County of Wake NC Series 2024-B 5.00%, 09/01/2034	1,585	1,906,559
Greater Asheville Regional Airport Authority AGM Series 2022-A 5.00%, 07/01/2035	1,740	1,889,947
5.00%, 07/01/2036	1,500	1,622,164
5.00%, 07/01/2037	1,250	1,347,809
5.25%, 07/01/2038	1,200	1,325,219
5.25%, 07/01/2039	1,300	1,427,244
5.25%, 07/01/2040	3,220	3,517,758
5.25%, 07/01/2042	1,140	1,235,524
AGM Series 2023 5.00%, 07/01/2036	650	708,721
5.00%, 07/01/2037	1,400	1,521,490
5.00%, 07/01/2038	420	454,311
5.25%, 07/01/2041	1,000	1,097,264
5.25%, 07/01/2042	1,000	1,092,864

		19,146,874

North Dakota–0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028	2,000	2,069,134
5.00%, 06/01/2030	3,000	3,091,041

		5,160,175

Ohio–2.0%
American Municipal Power, Inc. Series 2017 5.00%, 02/15/2025	7,020	7,070,990

2024 Annual Report	29

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2037	$2,000	$2,021,062
4.00%, 06/01/2038	1,000	1,007,044
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2026	2,700	2,811,377
5.00%, 08/01/2027	8,465	9,004,865
5.00%, 08/01/2028	1,955	2,100,969
Series 2020 5.00%, 12/01/2028	5,400	5,892,136
5.00%, 12/01/2029	1,565	1,735,387
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2026	2,745	2,800,553
5.00%, 02/15/2027	2,710	2,814,342
County of Franklin OH (Nationwide Children’s Hospital, Inc.) Series 2017-A 5.00%, 11/01/2031	1,000	1,054,824
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	4,045	4,326,696
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 5.50%, 12/01/2027	570	578,966
6.375%, 12/01/2037	5,000	5,493,416
Ohio Air Quality Development Authority Series 2024 3.70%, 04/01/2028(f)	10,400	10,441,881
3.70%, 07/01/2028(f)	1,750	1,757,323
3.75%, 01/01/2029(f)	5,000	4,998,959
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2028	1,425	1,544,205
5.00%, 10/01/2037	1,270	1,451,761
5.00%, 10/01/2038	1,335	1,517,655
Ohio Water Development Authority (Ohio Water Development Authority State Lease) Series 2016-B 5.00%, 06/01/2025	3,985	4,043,701
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2023-A 5.00%, 12/01/2025	4,910	5,050,248
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2029	1,000	1,105,159

Principal Amount (000)		U.S. $ Value
Reynoldsburg City School District Series 2013 4.919%, 09/01/2030	$3,430	$3,549,306
Series 2014 4.939%, 09/01/2032	3,670	3,819,594
State of Ohio Series 2017-U 5.00%, 05/01/2025	7,000	7,084,505
Series 2018-A 5.00%, 02/01/2025	1,800	1,810,914
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	5,000	5,880,541

		102,768,379

Oklahoma–0.2%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2026	1,235	1,235,321
5.00%, 07/01/2028	1,280	1,280,057
Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045	4,000	3,835,088
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	4,245	4,527,600

		10,878,066

Oregon–0.5%
Hospital Facilities Authority of Multnomah County Oregon (Pre-refunded–US Treasuries) Series 2014-A 5.00%, 10/01/2024	220	220,000
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030	415	458,837
5.00%, 08/15/2031	1,245	1,375,592
5.00%, 08/15/2033	500	548,965
5.00%, 08/15/2034	875	958,432
5.00%, 08/15/2035	755	824,371
5.00%, 08/15/2036	1,300	1,415,089
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2040	7,155	7,107,288
Series 2023 5.25%, 07/01/2041	4,455	4,958,085
Salem Hospital Facility Authority (Salem Health Obligated Group) Series 2019 5.00%, 05/15/2038	2,205	2,362,784
Tri-County Metropolitan Transportation District of Oregon Series 2018-A 5.00%, 10/01/2028	2,335	2,510,671

30	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2043	$2,000	$851,602

		23,591,716

Other–1.6%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	1,919	1,592,704
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,809	3,883,440
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019-A, Class 1 3.87%, 11/15/2035(b)	23,416	22,244,842
Series 2019-C, Class 1 3.87%, 11/15/2035(b)	5,462	5,188,622
Series 2019-D, Class 1 3.87%, 11/15/2035(b)	4,987	4,737,838
Series 2019-E, Class 1 3.87%, 11/15/2035(b)	3,351	3,183,091
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2024 4.155%, 05/25/2041(i)	10,600	10,965,101
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 2024-ML23, Class AUS 4.70%, 04/25/2042(b)	2,099	2,298,204
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML12, Class AUS 2.34%, 07/25/2041	7,282	6,192,915
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(g)	2,004	108,818
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(g)	3,682	249,549
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.625%, 06/15/2035(b)	9,295	8,351,787
2.65%, 06/15/2035(b)	4,670	4,154,508
Series 2019-M 2.60%, 09/15/2033	9,225	8,426,697

		81,578,116

Pennsylvania–6.8%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 3.85% (MUNIPSA + 0.70%), 11/15/2047(a)	10,000	9,896,637
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2040	2,000	2,026,491

Principal Amount (000)		U.S. $ Value
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	$870	$894,520
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2028	12,310	13,092,068
5.00%, 08/01/2029	9,970	10,577,033
5.00%, 08/01/2030	4,000	4,233,978
5.00%, 08/01/2032	8,010	8,455,614
Series 2019-A 5.00%, 08/01/2026	1,420	1,483,628
City of Philadelphia PA Airport Revenue Series 2021 5.00%, 07/01/2028	10,350	11,011,509
City of Philadelphia PA Water & Wastewater Revenue Series 2016 5.00%, 10/01/2025	7,750	7,917,746
AGM Series 2023-B 5.00%, 09/01/2037	1,500	1,740,611
Commonwealth of Pennsylvania Series 2017 5.00%, 01/01/2027	7,190	7,604,084
Series 2019 5.00%, 07/15/2025	4,700	4,781,386
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2025	6,000	6,048,588
AGM Series 2022 4.00%, 07/01/2038	10,000	10,236,489
4.00%, 07/01/2039	10,000	10,195,175
Lancaster Municipal Authority Series 2024 5.00%, 05/01/2031	210	231,008
5.00%, 05/01/2032	300	332,340
5.00%, 05/01/2033	400	445,824
5.00%, 05/01/2034	420	467,396
5.00%, 05/01/2044	1,300	1,391,694
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027	1,845	1,873,244
5.00%, 12/01/2032	2,750	2,832,832
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026	1,400	1,448,657
5.00%, 09/01/2027	1,750	1,842,740
5.00%, 09/01/2028	1,500	1,604,911

2024 Annual Report	31

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
5.00%, 09/01/2029	$3,000	$3,206,026
5.00%, 09/01/2030	3,000	3,188,712
Series 2019
5.00%, 09/01/2030	1,710	1,848,566
5.00%, 09/01/2032	1,200	1,291,309
Montgomery County Industrial Development Authority/PA (Pre-refunded–US Treasuries) Series 2015 5.25%, 01/15/2045	8,200	8,241,191
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2038	3,350	3,763,935
5.50%, 06/30/2039	5,455	6,099,677
5.50%, 06/30/2040	5,000	5,560,502
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026	8,540	8,724,043
5.00%, 12/31/2026	4,500	4,623,741
5.00%, 06/30/2027	12,450	12,784,606
5.00%, 12/31/2027	6,000	6,161,727
5.00%, 06/30/2028	10,790	11,076,454
5.00%, 12/31/2028	8,910	9,142,525
5.00%, 06/30/2042	1,015	1,027,449
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.85% (MUNIPSA + 0.70%), 11/15/2047(a)	15,140	15,142,836
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042	2,720	2,723,941
Pennsylvania Turnpike Commission Series 2016 5.00%, 06/01/2025	2,000	2,026,800
5.00%, 06/01/2026	10,210	10,471,228
Series 2016-A 5.00%, 12/01/2041	5,000	5,113,708
Series 2017-B 5.00%, 06/01/2028	7,025	7,413,682
5.00%, 06/01/2030	6,255	6,577,606
Series 2019 5.00%, 12/01/2029	8,000	8,762,222
Series 2022-A 5.00%, 12/01/2036	1,000	1,144,957
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 3.15% (MUNIPSA + 0.85%), 07/15/2041(a)	24,000	24,005,695

Principal Amount (000)		U.S. $ Value
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	$775	$801,588
5.00%, 08/01/2040	3,445	3,510,364
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 5.00%, 11/01/2027	835	878,936
5.00%, 11/01/2028	1,000	1,068,279
5.00%, 11/01/2029	1,000	1,082,493
5.00%, 11/01/2030	1,750	1,886,223
5.00%, 11/01/2031	1,685	1,813,177
5.00%, 11/01/2032	1,810	1,947,127
5.00%, 11/01/2033	1,750	1,880,779
5.00%, 11/01/2034	2,110	2,266,825
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.188% (SOFR + 0.80%), 09/01/2040(a)(b)	26,000	25,337,273
School District of Philadelphia (The) Series 2023-A 5.25%, 09/01/2038	2,000	2,305,036
5.25%, 09/01/2039	3,695	4,236,061
Southeastern Pennsylvania Transportation Authority Series 2020 5.00%, 06/01/2025	2,290	2,319,909

		344,123,411

Puerto Rico–0.4%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	1,346	913,796
4.00%, 07/01/2046	103	97,005
5.625%, 07/01/2027	4,709	4,916,442
5.625%, 07/01/2029	1,982	2,140,136
Series 2022-C Zero Coupon, 11/01/2043	4,132	2,660,285
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2021-C 3.75%, 07/01/2027(b)	2,000	1,873,923
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	5,150	5,172,626
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,250	2,311,725
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2024 6.50%, 01/01/2041	2,000	2,385,623

		22,471,561

32	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Rhode Island–0.1%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A 5.00%, 09/15/2032	$2,195	$2,376,590

South Carolina–4.0%
Orangeburg County School District Series 2024 5.00%, 08/13/2025	8,000	8,125,038
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	50,000	54,978,380
Series 2023-B 5.143% (SOFR + 1.90%), 02/01/2054(a)	18,000	18,686,036
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054	7,460	8,100,090
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2026	3,000	3,040,854
5.00%, 12/01/2027	2,500	2,532,565
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(c)(d)(e)	1,445	216,750
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	2,890	2,937,899
5.00%, 11/01/2034	10,000	11,668,902
5.00%, 11/01/2039	18,615	21,114,075
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	7,500	7,820,819
South Carolina Ports Authority Series 2018 5.00%, 07/01/2025	1,190	1,205,629
5.00%, 07/01/2031	1,945	2,055,051
South Carolina Ports Authority (Pre-refunded–US Treasuries) Series 2015 5.25%, 07/01/2055	3,240	3,291,298
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2030	1,435	1,471,918
5.00%, 12/01/2034	1,000	1,022,754
Series 2020-A 5.00%, 12/01/2043	1,800	1,901,066

Principal Amount (000)		U.S. $ Value
Series 2021-A 4.00%, 12/01/2035	$3,000	$3,087,612
Series 2021-B 5.00%, 12/01/2043	6,350	6,822,275
Series 2024-A 5.00%, 12/01/2038	1,900	2,156,103
Series 2024-B 4.125%, 12/01/2044	1,200	1,200,675
5.00%, 12/01/2041	1,100	1,226,861
South Carolina Public Service Authority (Pre-refunded–US Treasuries) Series 2013-A 5.125%, 12/01/2043	30,000	30,029,343
Series 2014-A 5.50%, 12/01/2054	7,130	7,138,580

		201,830,573

South Dakota–0.1%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029	3,400	3,596,975
5.00%, 09/01/2030	3,625	3,820,243

		7,417,218

Tennessee–1.9%
City of Memphis TN Series 2024-B 5.00%, 04/01/2041	7,040	7,888,734
Metropolitan Government of Nashville & Davidson County TN (Pre-refunded–US Treasuries) Series 2015-C 4.50%, 07/01/2034	10,000	10,131,537
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2039	2,500	2,840,269
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	21,150	23,071,012
Tennergy Corp./TN (Pre-refunded–US Treasuries) Series 2019-A 5.00%, 02/01/2050	5,445	5,445,000
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	43,555	45,855,244

		95,231,796

Texas–6.2%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2024 4.125%, 06/15/2034(b)	850	853,422

2024 Annual Report	33

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Arlington Higher Education Finance Corp. (Cypress Christian School, Inc.) Series 2024-2 5.75%, 06/01/2043(b)	$2,000	$2,085,496
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.00%, 06/01/2042(b)	1,000	1,056,634
Board of Regents of the University of Texas System Series 2022-A 4.00%, 08/15/2042	1,895	1,920,959
Central Texas Turnpike System Series 2024-A 5.00%, 08/15/2038	3,100	3,529,600
Series 2024-C 5.00%, 08/15/2038	7,700	8,739,333
Central Texas Turnpike System (Pre-refunded–US Govt Agencies) Series 2015-C 5.00%, 08/15/2025	1,000	1,001,407
5.00%, 08/15/2037	7,050	7,059,918
Series 2015C 5.00%, 08/15/2042	31,805	31,849,743
City of Austin TX Series 2015 5.00%, 09/01/2026	8,000	8,165,226
City of Austin TX Airport System Revenue Series 2022 5.00%, 11/15/2039	2,260	2,451,151
City of Dallas TX Series 2023-A 5.00%, 02/15/2039	2,000	2,229,401
5.00%, 02/15/2043	6,700	7,352,189
City of Dallas TX Waterworks & Sewer System Revenue Series 2015-A 5.00%, 10/01/2025	3,885	3,977,258
City of El Paso TX Water & Sewer Revenue Series 2019-B 5.00%, 03/01/2025	3,000	3,023,989
Series 2022 5.00%, 03/01/2037	4,275	4,718,890
5.00%, 03/01/2039	3,880	4,236,476
City of Frisco TX Series 2024 5.00%, 02/15/2042	1,140	1,277,948
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2025	2,000	2,003,180
City of Houston TX Airport System Revenue Series 2021-A 4.00%, 07/01/2041	1,140	1,122,830
AGM Series 2023 5.00%, 07/01/2032	12,095	13,411,272

Principal Amount (000)		U.S. $ Value
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	$9,135	$9,447,815
City of San Antonio TX Electric & Gas Systems Revenue Series 2024-A 5.25%, 02/01/2043	5,000	5,692,049
County of Harris TX Toll Road Revenue Series 2024-A 5.00%, 08/15/2044	1,065	1,186,725
Crowley Independent School District (Pre-refunded–US Govt Agencies) Series 2016-B 4.00%, 08/01/2037	4,980	5,025,168
Dallas Fort Worth International Airport Series 2023-C 5.00%, 11/01/2028	6,500	6,954,466
5.00%, 11/01/2032	5,500	6,115,158
Dallas Independent School District Series 2021 4.00%, 02/15/2025	5,020	5,037,140
Denton Independent School District Series 2016 5.00%, 08/15/2027	1,220	1,257,339
El Paso County Hospital District AGC Series 2024 5.00%, 08/15/2039	5,000	5,613,187
5.00%, 08/15/2040	2,000	2,228,000
Harris County Cultural Education Facilities Finance Corp. Series 2024 5.00%, 07/01/2036	7,300	8,441,005
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.00% (MUNIPSA + 0.85%), 07/01/2049(a)	1,500	1,499,078
Series 2024 5.00%, 07/01/2034	3,875	4,547,069
Harris County Hospital District Series 2016 5.00%, 02/15/2027	2,465	2,530,706
Hidalgo County Regional Mobility Authority Series 2022-A 5.00%, 12/01/2028	200	211,673
5.00%, 12/01/2029	500	535,984
5.00%, 12/01/2030	500	542,139
5.00%, 12/01/2031	500	547,010
5.00%, 12/01/2032	795	868,551
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026	600	617,575
5.00%, 10/15/2029	600	617,321
5.00%, 10/15/2030	1,000	1,027,048
5.00%, 10/15/2031	1,020	1,046,749

34	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Legacy Denton Public Facility Corp. (LDG Vintage Ranch LP) Series 2022 5.00%, 04/01/2043	$15,000	$15,301,574
McKinney Independent School District Series 2024 5.00%, 02/15/2025	18,500	18,630,986
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	10,680	10,724,327
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2025	2,500	2,542,114
5.00%, 08/15/2026	2,000	2,082,358
5.00%, 08/15/2028	2,750	2,919,912
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035	1,175	1,135,109
Series 2022 4.00%, 01/01/2032	840	773,180
4.00%, 01/01/2037	1,155	993,214
New Hope Cultural Education Facilities Finance Corp. (Pre-refunded–Others) Series 2017-A 5.00%, 04/01/2028	1,130	1,200,260
North Texas Tollway Authority Series 2024-B 5.00%, 01/01/2034(f)	23,690	27,581,104
North Texas Tollway Authority (Pre-refunded–US Govt Agencies) Series 2015-B 5.00%, 01/01/2026	3,200	3,213,520
5.00%, 01/01/2027	2,100	2,108,873
5.00%, 01/01/2028	5,975	6,000,245
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 5.00%, 01/01/2039(b)	1,285	1,342,786
10.00%, 07/01/2026(b)	2,000	2,062,999
Richardson Independent School District Series 2024 5.00%, 02/15/2025	2,500	2,517,421
San Antonio Independent School District/TX Series 2015 5.00%, 02/15/2025	3,575	3,600,979
State of Texas Series 2021-B 4.00%, 08/01/2026	2,335	2,354,544

Principal Amount (000)		U.S. $ Value
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 4.117% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	$3,990	$3,991,387
Texas State University System Series 2024 5.00%, 03/15/2042	2,900	3,242,992
5.00%, 03/15/2043	1,665	1,849,979
Texas Transportation Commission Series 2024 5.00%, 04/01/2039	7,225	8,262,811
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2025	3,035	3,104,959
Texas Water Development Board Series 2023-A 5.00%, 10/15/2025	1,000	1,024,338
University of Houston Series 2022-A 5.00%, 02/15/2040	1,750	1,934,541

		314,151,789

Utah–1.3%
City of Salt Lake City UT Airport Revenue Series 2021-A 4.00%, 07/01/2040	2,615	2,597,563
5.00%, 07/01/2029	3,365	3,634,080
5.00%, 07/01/2030	7,670	8,365,016
Series 2023-A 5.00%, 07/01/2032	9,270	10,278,834
BAM Series 2018-A 5.00%, 07/01/2043	17,000	17,474,453
Grapevine Wash Local District Series 2024-A 5.25%, 12/01/2044(b)	1,600	1,604,381
Intermountain Power Agency Series 2023 5.00%, 07/01/2039	5,000	5,638,516
5.00%, 07/01/2042	2,360	2,626,084
State of Utah (Pre-refunded–US Treasuries) Series 2015 5.00%, 07/01/2025	11,775	11,826,235
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015-A 5.00%, 06/15/2026	1,305	1,327,141

		65,372,303

Virginia–1.3%
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2042	3,000	3,398,719
5.00%, 04/01/2043	2,000	2,254,642

2024 Annual Report	35

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
County of Fairfax VA Series 2024-A 5.00%, 10/01/2025	$2,750	$2,814,731
County of Loudoun VA Series 2016-A 4.00%, 12/01/2025	3,965	4,028,790
Series 2020-B 5.00%, 12/01/2024	3,300	3,309,450
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	2,000	2,083,696
Virginia College Building Authority (Pre-refunded–US Treasuries) Series 2015-A 5.00%, 02/01/2031	1,000	1,006,317
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2024-A 5.00%, 08/01/2044	4,000	4,554,756
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 07/01/2030	2,000	2,033,971
4.00%, 01/01/2032	5,030	5,100,360
4.00%, 01/01/2037	7,250	7,239,473
Virginia Small Business Financing Authority (National Senior Communities, Inc. Obligated Group) Series 2020 5.00%, 01/01/2029	1,400	1,473,326
5.00%, 01/01/2030	1,650	1,747,706
5.00%, 01/01/2031	1,250	1,322,404
5.00%, 01/01/2033	1,750	1,847,219
5.00%, 01/01/2034	1,600	1,687,503
5.00%, 01/01/2035	1,570	1,653,578
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	18,000	18,004,930

		65,561,571

Washington–3.7%
Central Puget Sound Regional Transit Authority Series 2009-2 5.491%, 11/01/2039	5,000	5,311,301
Central Puget Sound Regional Transit Authority (Pre-refunded–US Treasuries) Series 2015 4.00%, 11/01/2050	7,625	7,737,131
Energy Northwest (Bonneville Power Administration) Series 2015-C 5.00%, 07/01/2026	3,025	3,079,764

Principal Amount (000)		U.S. $ Value
Series 2021 5.00%, 07/01/2040	$5,120	$5,671,501
King County School District No. 411 Issaquah Series 2015 5.00%, 12/01/2025	6,440	6,535,354
Port of Seattle WA Series 2018-A 5.00%, 05/01/2025	8,320	8,389,790
5.00%, 05/01/2038	4,015	4,137,802
Series 2018-B 5.00%, 05/01/2025	4,695	4,734,383
Series 2019 5.00%, 04/01/2034	1,000	1,055,855
Series 2021 4.00%, 08/01/2041	5,000	5,008,421
5.00%, 08/01/2033	5,000	5,459,316
Series 2022 5.00%, 08/01/2042	5,000	5,339,121
Series 2024 5.25%, 07/01/2043	4,140	4,558,347
Port of Tacoma WA Series 2016-B 5.00%, 12/01/2037	6,835	7,058,966
5.00%, 12/01/2038	6,775	6,978,400
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	10,000	9,832,482
State of Washington Series 2020-R 5.00%, 07/01/2025	6,500	6,603,326
Series 2022-R 5.00%, 07/01/2025	10,000	10,158,963
Series 2024-C 5.00%, 02/01/2025	10,000	10,058,961
Series 2024-R 5.00%, 07/01/2025	4,000	4,063,585
State of Washington (Pre-refunded–US Treasuries) Series 2014-R 4.00%, 07/01/2026	4,410	4,410,360
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015-B 5.00%, 08/15/2028	8,590	8,722,895
5.00%, 08/15/2029	16,560	16,795,294
5.00%, 08/15/2030	6,400	6,476,603
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2025	2,000	2,020,865
5.00%, 08/15/2027	2,175	2,260,653
5.00%, 08/15/2028	3,700	3,845,322
5.00%, 08/15/2030	8,005	8,287,648
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	4,750	4,536,883

36	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Series 2021-1, Class X 0.727%, 12/20/2035(g)	$3,135	$135,800
Series 2023-1, Class X 1.493%, 04/20/2037(g)	9,929	1,062,823
Series 2024-2 4.084%, 03/20/2040	3,300	3,278,013
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.875%, 07/01/2043(b)	2,025	2,236,346

		185,842,274

West Virginia–0.3%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	13,615	13,325,180

Wisconsin–2.6%
State of Wisconsin Series 2016-A 5.00%, 05/01/2026	5,050	5,103,502
Series 2025-1 5.00%, 05/01/2033(f)	1,000	1,159,818
Series 2025-2 5.00%, 05/01/2026(f)	6,600	6,785,181
State of Wisconsin (Pre-refunded–US Treasuries) Series 2019-A 5.00%, 05/01/2025	9,000	9,105,802
5.00%, 05/01/2027	12,500	13,302,787
5.00%, 05/01/2028	12,000	12,770,676
University of Wisconsin Hospitals & Clinics Series 2024-B 5.00%, 04/01/2054	10,000	11,215,267
Wisconsin Center District AGM Series 2020-C Zero Coupon, 12/15/2028	1,075	938,466
Zero Coupon, 12/15/2030	2,140	1,736,780
Zero Coupon, 12/15/2032	2,800	2,090,687
Zero Coupon, 12/15/2034	2,500	1,706,837
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 3.33% (MUNIPSA + 0.18%), 08/15/2054(a)	4,000	3,938,302
Series 2023 5.00%, 08/15/2054	5,000	5,123,193
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2034	2,500	2,592,616
4.00%, 10/15/2035	1,000	1,031,139
Wisconsin Public Finance Authority Series 2024 5.375%, 12/15/2032(b)	2,500	2,507,485

Principal Amount (000)		U.S. $ Value
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2040	$3,750	$3,910,971
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2042	2,000	2,097,325
5.50%, 02/01/2042(b)	6,955	7,282,859
Wisconsin Public Finance Authority (Duke Energy Progress LLC) Series 2022 3.30%, 10/01/2046	5,315	5,328,182
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	1,698	1,098,245
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	1,000	712,053
Wisconsin Public Finance Authority (Pre-refunded–US Treasuries) Series 2020 3.00%, 04/01/2025(b)	10	9,997
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	6,000	6,277,621
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 3.00%, 04/01/2025(b)	85	84,528
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	1,100	1,129,133
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035	615	555,815
4.00%, 02/01/2036	3,335	2,988,800
4.00%, 02/01/2038	3,575	3,145,577
4.00%, 02/01/2040	3,945	3,406,660
Series 2022 5.00%, 02/01/2031	3,375	3,341,173
5.00%, 02/01/2032	2,545	2,512,832
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	3,360	3,390,188
5.00%, 10/01/2026(b)	3,605	3,673,384
5.00%, 10/01/2029(b)	835	870,105

		132,923,986

Total Long-Term Municipal Bonds (cost $4,912,444,952)		4,923,688,886

2024 Annual Report	37

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value

Short-Term Municipal Notes–1.1%
California–0.1%
Nuveen California AMT-Free Quality Municipal Income Fund Series 2017 3.60%, 10/01/2047(b)(j)	$5,000	$5,000,000

Maryland–0.2%
Maryland Health & Higher Educational Facilities Authority Series 2024 3.80%, 06/01/2048(j)	10,610	10,610,000

Massachusetts–0.1%
Nuveen AMT-Free Quality Municipal Income Fund Series 2021 3.60%, 03/01/2029(j)	2,615	2,615,000

New York–0.1%
Metropolitan Transportation Authority Series 2017-A 3.85%, 11/01/2031(j)	4,645	4,645,000

Other–0.4%
Nuveen AMT-Free Municipal Credit Income Fund Series 2019 3.60%, 03/01/2029(j)	10,355	10,355,000
Nuveen AMT-Free Quality Municipal Income Fund Series 2021 3.60%, 03/01/2029(j)	10,000	10,000,000

		20,355,000

Texas–0.0%
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003 3.21%, 02/15/2036(j)	270	270,000

Wisconsin–0.2%
Wisconsin Health & Educational Facilities Authority Series 2023-B 3.80%, 12/01/2033(j)	11,850	11,850,000

Total Short-Term Municipal Notes (cost $55,345,000)		55,345,000

Total Municipal Obligations (cost $4,967,789,952)		4,979,033,886

CORPORATES—INVESTMENT GRADE–1.1%

Industrial–1.1%
Consumer Cyclical—Automotive–0.2%
General Motors Financial Co., Inc. 6.59% (SOFR + 1.30%), 04/07/2025(a)	10,000	10,026,100

Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical–0.9%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	$5,835	$5,593,489
1.777%, 11/15/2030	5,000	4,346,200
CommonSpirit Health 1.547%, 10/01/2025	4,513	4,355,406
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	7,000	5,190,080
Novant Health, Inc.
2.637%, 11/01/2036	19,100	15,427,452
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10,000	7,766,200
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	3,227,360

		45,906,187

Total Corporates—Investment Grade (cost $65,339,698)		55,932,287

ASSET-BACKED SECURITIES–0.4%
Autos—Fixed Rate–0.1%
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(b)	453	453,305
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(b)	100	99,708
LAD Auto Receivables Trust Series 2023-1A, Class A2 5.68%, 10/15/2026(b)	383	382,994
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	5,663	5,767,103
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(b)	101	101,383

		6,804,493

Other ABS—Fixed Rate–0.3%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	4,190	4,084,281
5.25%, 07/01/2036	4,457	4,476,150
5.25%, 07/01/2041	3,500	3,408,795

		11,969,226

Total Asset-Backed Securities (cost $18,794,786)		18,773,719

38	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value

CORPORATES—NON-INVESTMENT GRADE–0.3%

Industrial–0.3%
Communications–Media–0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	$7,730	$6,347,567

Transportation—Airlines–0.2%
United Airlines, Inc. 4.375%, 04/15/2026(b)	5,000	4,924,650
4.625%, 04/15/2029(b)	2,300	2,222,237

		7,146,887

Total Corporates—Non-Investment Grade (cost $15,030,000)		13,494,454

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS–0.0%
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series 2024-ML22, Class AUS 4.683%, 10/25/2040	998	1,086,175

Non-Agency Fixed Rate CMBS–0.1%
City of Fort Wayne IN 10.75%, 12/01/2029(c)(d)	159	16
New Hampshire Business Finance Authority Series 2024-2, Class A 3.625%, 08/20/2039	4,990	4,779,912

		4,779,928

Non-Agency Floating Rate CMBS–0.0%
New Hampshire Business Finance Authority Series 2024-1, Class X 0.55%, 07/01/2051(g)	7,254	286,822
Series 2024-2, Class X 0.59%, 08/20/2039(g)	4,990	212,193

		499,015

Total Commercial Mortgage-Backed Securities (cost $6,207,162)		6,365,118

Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS–0.0%
Risk Share Floating Rate–0.0%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 9.045% (CME Term SOFR + 3.76%), 02/25/2040(a)(b)	$813	$860,594
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.695% (CME Term SOFR + 3.41%), 10/25/2027(a)	20	20,223
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 10.295% (CME Term SOFR + 5.01%), 11/25/2024(a)	113	113,296
Series 2015-C02, Class 1M2 9.395% (CME Term SOFR + 4.11%), 05/25/2025(a)	175	177,715
Series 2016-C01, Class 1M2 12.145% (CME Term SOFR + 6.86%), 08/25/2028(a)	189	198,555

Total Collateralized Mortgage Obligations (cost $1,059,490)		1,370,383

Total Investments—100.6% (cost $5,074,221,088)		5,074,969,847

Other assets less liabilities—(0.6)%		(30,664,506)

Net Assets—100.0%		$5,044,305,341

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts

CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	(5.00)%	Quarterly	3.30%	USD	52,040	$(3,884,672)	$(3,792,882)	$(91,790)

* Termination date

2024 Annual Report	39

Schedule of Investments (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund

USD	63,900	07/31/2029	1 Day SOFR	4.461%	Annual	$3,285,556	$—	$3,285,556
USD	74,000	07/31/2031	1 Day SOFR	3.877%	Annual	2,500,819	—	2,500,819
USD	40,300	09/15/2031	1 Day SOFR	3.464%	Annual	425,130	—	425,130
USD	61,200	06/15/2034	3.543%	1 Day SOFR	Annual	(894,561)	7,620	(902,181)
USD	41,630	08/15/2034	3.194%	1 Day SOFR	Annual	523,508	—	523,508
USD	29,900	08/15/2034	3.304%	1 Day SOFR	Annual	157,393	—	157,393

						$5,997,845	$7,620	$5,990,225

INTEREST RATE SWAPS (see Note 3)
				Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund

Citibank, NA	USD	57,160	10/09/2029	1.125%	SIFMA*	Quarterly	$3,856,944	$—	$3,856,944

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2024.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $334,163,233 or 6.6% of net assets.
(c)	Defaulted.
(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of September 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	$ 2,077,317	$80,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022	1,180,754	216,750	0.00%

(f)	When-Issued or delayed delivery security.
(g)	IO—Interest Only.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2024.
(i)	Inverse floater security.
(j)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

40	Sanford C. Bernstein Fund, Inc.

As of September 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.9% and 0.0%, respectively.

Glossary:

ABS—Asset-Backed Securities

ACA—ACA Financial Guaranty Corporation

AGC—Assured Guaranty Corporation

AGM—Assured Guaranty Municipal

BAM—Build American Mutual

CDX-NAHY—North American High Yield Credit Default Swap

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

COP—Certificate of Participation

FHLMC—Federal Home Loan Mortgage Corporation

MUNIPSA—SIFMA Municipal Swap Index

NATL—National Interstate Corporation

OSF—Order of St. Francis

SOFR—Secured Overnight Financing Rate

UPMC—University of Pittsburgh Medical Center

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

2024 Annual Report	41

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

September 30, 2024

Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS–99.2%

Long-Term Municipal Bonds–92.9%
New York–80.1%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2024	$855	$857,100
5.00%, 12/15/2025	855	874,212
5.00%, 12/15/2026	855	888,907
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020 3.00%, 04/01/2035	2,220	2,103,932
3.00%, 04/01/2036	2,000	1,876,983
3.00%, 04/01/2037	1,500	1,390,001
4.00%, 04/01/2034	725	743,646
4.00%, 04/01/2038	2,900	2,941,348
4.00%, 04/01/2040	1,500	1,509,240
5.00%, 04/01/2032	2,000	2,169,769
5.00%, 04/01/2033	1,000	1,082,883
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.00%, 06/01/2032(a)	375	400,721
5.75%, 06/01/2042(a)	2,250	2,436,846
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2042	550	568,022
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)	800	785,583
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2025	1,750	1,050,000
5.25%, 11/01/2029	2,100	1,260,000
City of New York NY Series 2016-C 5.00%, 08/01/2028	11,165	11,482,445
Series 2017 5.00%, 08/01/2025	5,000	5,088,493
Series 2017-1 5.00%, 08/01/2025	2,450	2,493,362
Series 2017-C 5.00%, 08/01/2025	1,085	1,104,203
Series 2018 5.00%, 12/01/2024	4,220	4,231,031

Principal Amount (000)		U.S. $ Value
Series 2018-A 5.00%, 08/01/2026	$7,690	$8,040,533
Series 2018-D 5.00%, 12/01/2038	9,665	10,338,283
Series 2019-E 5.00%, 08/01/2025	1,700	1,730,088
Series 2020-C 4.00%, 08/01/2037	3,445	3,578,182
4.00%, 08/01/2039	1,450	1,488,650
Series 2021 1.216%, 08/01/2026	5,360	5,105,615
1.396%, 08/01/2027	4,950	4,627,328
1.623%, 08/01/2028	3,255	2,998,212
Series 2021-F 4.00%, 03/01/2040	1,000	1,021,717
Series 2022-B 5.00%, 08/01/2025	8,000	8,141,589
Series 2023 5.00%, 08/01/2036	2,500	2,882,605
5.00%, 08/01/2040	1,000	1,130,339
5.00%, 08/01/2043	5,000	5,570,977
Series 2024-A 5.00%, 08/01/2025	5,000	5,088,493
Series 2024-C 4.61%, 09/01/2037	2,000	2,009,583
5.00%, 09/01/2043	4,000	4,503,891
5.00%, 09/01/2044	1,000	1,121,105
Series 2024-D 5.00%, 04/01/2043	2,000	2,243,064
Series 2024-I 5.00%, 04/01/2034	7,000	8,291,611
AGM Series 2024-A 5.00%, 08/01/2026	4,985	5,227,820
AGM Series 2024-C 5.00%, 10/01/2026	5,310	5,580,188
City of New York NY (Pre-refunded–US Treasuries) Series 2021 1.216%, 08/01/2026	640	609,937
1.623%, 08/01/2028	745	688,638
City of Rochester NY Series 2024-I 5.00%, 07/31/2025	5,000	5,084,041
City of Yonkers NY AGM Series 2024-A 5.00%, 02/15/2037	1,100	1,267,648
5.00%, 02/15/2040	1,000	1,131,165
5.00%, 02/15/2041	2,120	2,381,887
County of Erie NY Series 2024 5.00%, 09/15/2044(b)	3,750	4,243,925
County of Nassau NY Series 2017-C 5.00%, 10/01/2026	2,220	2,336,425
Series 2024-A 5.00%, 04/01/2040	5,705	6,600,703
5.00%, 04/01/2041	7,855	9,047,927
5.00%, 04/01/2043	9,280	10,581,969

42	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
County of Suffolk NY Series 2022 5.00%, 09/01/2029	$1,770	$1,977,908
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2040	2,400	2,520,296
Series 2020-B 5.918%, 07/01/2039	4,560	4,644,143
Empire State Development Corp. (Pre-refunded–US Govt Agencies) Series 2016-A 5.00%, 03/15/2028	5,010	5,197,387
Empire State Development Corp. (Pre-refunded–US Treasuries) Series 2015-A 5.00%, 03/15/2027	7,000	7,152,236
Empire State Development Corp. (State of New York Pers Income Tax) Series 2020-E 5.00%, 03/15/2026	10,000	10,373,213
Series 2022
5.00%, 09/15/2029	6,830	7,663,520
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2042	4,000	4,198,055
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2031	17,060	17,955,096
5.00%, 02/15/2032	5,590	5,876,545
Long Island Power Authority Series 2024-A 5.00%, 09/01/2044	10,000	11,302,862
5.00%, 09/01/2049	2,900	3,202,139
Metropolitan Transportation Authority Series 2010 6.814%, 11/15/2040	2,450	2,782,458
Series 2016-D 5.00%, 11/15/2027	1,210	1,261,000
Series 2017 5.00%, 11/15/2027	5,050	5,403,284
5.00%, 11/15/2028	4,020	4,381,047
Series 2017-C 5.00%, 11/15/2024	4,000	4,005,199
5.00%, 11/15/2025	1,000	1,024,152
5.00%, 11/15/2027	9,140	9,780,781
5.00%, 11/15/2028	7,400	7,960,141
5.00%, 11/15/2029	1,790	1,921,322
5.00%, 11/15/2031	29,930	31,849,605
Series 2021 3.673% (SOFR + 0.43%), 11/01/2026(c)	1,205	1,201,892
AGM Series 2021 4.043% (SOFR + 0.80%), 11/01/2032(c)	3,715	3,717,174
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 5.00%, 11/15/2031	2,060	2,160,597

Principal Amount (000)		U.S. $ Value
Series 2022-A 4.00%, 11/15/2038	$3,000	$3,129,363
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024-A 5.37%, 12/19/2024	3,500	3,503,710
Monroe County Industrial Development Corp./NY Series 2024 5.00%, 07/01/2044(a)	2,445	2,540,226
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)	250	259,994
5.625%, 07/01/2042(a)	2,000	2,068,694
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2024	510	510,602
5.00%, 12/01/2028	1,210	1,291,768
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	2,145	2,083,855
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	2,265	2,332,536
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 4.00%, 07/01/2033	750	765,447
New York City Municipal Water Finance Authority Series 2015 5.00%, 06/15/2037	5,000	5,061,250
Series 2015-F 5.00%, 06/15/2028	3,125	3,172,943
Series 2015-G 5.00%, 06/15/2028	11,465	11,640,895
Series 2021-B 4.00%, 06/15/2039	2,000	2,066,678
Series 2023 5.00%, 06/15/2035	13,345	15,803,481
New York City Municipal Water Finance Authority (Pre-refunded–US Treasuries) Series 2015-G 5.00%, 06/15/2027	3,000	3,047,071

2024 Annual Report	43

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2043	$5,000	$5,820,750
Series 2024 5.01%, 05/01/2034	2,000	2,073,751
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2016-S 5.00%, 07/15/2034	2,000	2,054,495
Series 2018-S 5.00%, 07/15/2031	2,065	2,228,320
5.00%, 07/15/2032	16,090	17,324,996
Series 2021-S 4.00%, 07/15/2040	2,500	2,556,898
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2015-C 5.00%, 11/01/2024	8,405	8,415,417
5.00%, 11/01/2026	20,000	20,242,684
Series 2016-B 5.00%, 08/01/2031	2,200	2,279,090
Series 2017-F 5.00%, 05/01/2032	1,220	1,280,140
Series 2020 5.00%, 11/01/2027	2,580	2,777,249
Series 2020-D 4.00%, 11/01/2042	5,000	5,086,420
Series 2021-E 4.00%, 02/01/2038	3,750	3,904,641
4.00%, 02/01/2040	12,575	12,899,134
Series 2022-A 5.00%, 11/01/2024	3,345	3,349,146
New York City Transitional Finance Authority Future Tax Secured Revenue (Pre-refunded–US Treasuries) Series 2014-A 5.00%, 08/01/2034	4,000	4,005,081
New York City Transitional Finance Authority Future Tax Secured Revenue (Pre-refunded–US Treasuries) Series 2014 5.00%, 11/01/2030	1,570	1,571,994
Series 2014-A 5.00%, 08/01/2027	1,655	1,657,102
5.00%, 08/01/2029	5,000	5,006,351
Series 2014-C 5.00%, 11/01/2026	6,345	6,353,059
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	2,000	2,002,355
7.25%, 11/15/2044(a)	3,260	3,266,462

Principal Amount (000)		U.S. $ Value
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	$20,000	$18,940,840
2.625%, 09/15/2069	22,240	20,850,727
2.80%, 09/15/2069	6,470	5,967,749
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	20,000	17,395,760
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.25%, 11/15/2040	1,000	1,187,502
5.25%, 11/15/2041	1,000	1,179,917
New York State Dormitory Authority Series 2017 5.00%, 10/01/2024	4,995	4,995,000
Series 2018 5.00%, 10/01/2024	1,110	1,110,000
Series 2019-A 5.00%, 10/01/2024	2,670	2,670,000
Series 2022 5.00%, 10/01/2024	2,195	2,195,000
Series 2022-C 5.00%, 10/01/2024	1,500	1,500,000
Series 2024-A 5.00%, 07/01/2030(b)	1,600	1,804,866
5.00%, 07/01/2034(b)	1,700	2,009,811
5.25%, 05/01/2039	1,050	1,185,045
5.25%, 05/01/2042	1,325	1,474,869
5.25%, 05/01/2044	1,050	1,159,980
5.50%, 05/01/2049	1,500	1,663,674
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2036	1,000	993,349
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2024(a)	1,700	1,699,423
5.00%, 12/01/2026(a)	1,500	1,508,957
5.00%, 12/01/2034(a)	2,500	2,486,678
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2026	3,745	3,792,338
New York State Dormitory Authority (Iona College) Series 2022-2 5.00%, 07/01/2026	620	641,589
5.00%, 07/01/2027	325	340,038

44	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
5.00%, 07/01/2029	$500	$537,302
5.00%, 07/01/2030	300	324,611
5.00%, 07/01/2031	320	348,325
5.00%, 07/01/2032	280	306,528
New York State Dormitory Authority (New York and Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2036	4,250	4,979,538
5.00%, 08/01/2038	5,000	5,777,025
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2022-C 5.00%, 10/01/2025	1,000	1,023,150
AGM Series 2014-A 5.00%, 10/01/2024	2,000	2,000,000
AGM Series 2020 5.00%, 10/01/2024	3,085	3,085,000
5.00%, 10/01/2026	3,045	3,201,092
5.00%, 10/01/2029	2,130	2,316,621
AGM Series 2023 5.00%, 10/01/2025	4,695	4,804,160
BAM Series 2022 5.00%, 10/01/2025	3,975	4,066,627
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,108,885
New York State Dormitory Authority (New York University) Series 2019-A 5.00%, 07/01/2032	2,975	3,282,942
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039	2,500	2,483,923
4.00%, 05/01/2040	6,000	5,942,418
New York State Dormitory Authority (Pace University) Series 2024-A 5.50%, 05/01/2056	875	964,371
New York State Dormitory Authority (Pre-refunded–US Govt Agencies) Series 2021 1.187%, 03/15/2026	5,500	5,281,489
New York State Dormitory Authority (Pre-refunded–US Treasuries) Series 2017 5.00%, 02/15/2025	2,775	2,793,369
Series 2022-A 5.00%, 03/15/2025	10,750	10,851,773
AGM Series 2020 5.00%, 10/01/2026	5	5,250
5.00%, 10/01/2029	5	5,482
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2026	1,000	1,042,545

Principal Amount (000)		U.S. $ Value
New York State Dormitory Authority (St. John’s University/NY) Series 2021-A 4.00%, 07/01/2031	$1,400	$1,484,241
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2037	5,520	5,779,848
Series 2021-A
4.00%, 03/15/2039	1,000	1,028,714
Series 2021-E
4.00%, 03/15/2037	4,645	4,867,590
Series 2022-A
4.00%, 03/15/2039	2,000	2,065,232
Series 2024-A
5.00%, 03/15/2044	3,000	3,354,469
Series 2024-B
5.113%, 03/15/2025	2,800	2,803,292
New York State Dormitory Authority (State of New York Sales Tax Revenue) Series 2023-A 4.00%, 03/15/2043	4,350	4,412,461
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037	1,000	1,042,306
5.00%, 07/01/2039	1,500	1,541,862
5.00%, 07/01/2042	1,630	1,654,098
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	445	476,587
Series 2022 5.00%, 06/15/2025	3,000	3,048,987
Series 2023 5.125%, 09/01/2050(a)	1,800	1,893,434
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2026	1,310	1,317,151
5.00%, 01/01/2028	3,150	3,165,872
Series 2021-O 4.00%, 01/01/2042	5,750	5,786,318
Series 2024-P 5.00%, 01/01/2025	3,500	3,515,356
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	7,250	8,198,541
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2026	730	731,352
Series 2021 2.25%, 08/01/2026	830	809,273

2024 Annual Report	45

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	$24,485	$25,471,995
5.00%, 01/01/2032	2,355	2,437,027
5.00%, 01/01/2036	2,000	2,059,192
Series 2023 5.625%, 04/01/2040	2,165	2,352,600
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding Co., LLC) Series 2023 6.971%, 06/30/2051	2,000	2,084,572
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2034	500	496,498
4.00%, 10/31/2041	2,075	1,960,851
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2027	2,210	2,328,589
5.00%, 12/01/2030	1,010	1,094,712
5.00%, 12/01/2031	400	430,200
5.00%, 12/01/2032	1,035	1,107,539
5.00%, 12/01/2035	1,000	1,062,851
5.00%, 12/01/2036	1,050	1,112,074
Series 2022 5.00%, 12/01/2027	2,115	2,228,492
5.00%, 12/01/2031	2,035	2,214,537
5.00%, 12/01/2039	4,580	4,866,879
5.00%, 12/01/2040	3,310	3,499,532
5.00%, 12/01/2042	2,860	2,998,624
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.25%, 06/30/2043	8,500	9,189,994
5.25%, 06/30/2044	10,895	11,743,022
AGM Series 2023
5.50%, 06/30/2043	2,250	2,470,893
5.50%, 06/30/2044	2,500	2,738,611
AGM Series 2024
4.25%, 06/30/2042	10,000	10,036,217
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.25%, 01/01/2050	2,535	2,535,115
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	1,000	970,383
Series 2018-B 3.50%, 11/01/2024(a)	3,400	3,399,637

Principal Amount (000)		U.S. $ Value
Niagara Falls City School District Series 2016 5.00%, 06/15/2025	$3,660	$3,702,243
Onondaga Civic Development Corp. (Crouse Health Hospital Inc Obligated Group) Series 2024 5.00%, 08/01/2033	825	873,550
Onondaga Civic Development Corp. (Le Moyne College) Series 2022 4.00%, 07/01/2034	300	301,086
4.00%, 07/01/2036	350	348,547
4.00%, 07/01/2039	450	433,566
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2027	10,465	10,478,449
Series 2015 5.00%, 10/15/2026	8,405	8,544,820
Series 2017 5.00%, 10/15/2028	6,925	7,206,129
Series 2018-2 5.00%, 09/15/2025	3,040	3,090,704
5.00%, 09/15/2026	1,000	1,034,105
5.00%, 09/15/2027	1,000	1,052,907
5.00%, 09/15/2028	8,000	8,473,478
5.00%, 09/15/2033	5,335	5,577,539
Series 2019 5.00%, 11/01/2039	9,000	9,448,303
Series 2020-2 5.00%, 07/15/2033	3,000	3,251,049
5.00%, 07/15/2034	4,860	5,257,019
5.00%, 07/15/2035	5,095	5,497,454
Sales Tax Asset Receivable Corp. (Pre-refunded–US Treasuries) Series 2014-A 5.00%, 10/15/2025	7,245	7,249,329
5.00%, 10/15/2026	7,065	7,069,221
State of New York Series 2015-A 5.00%, 03/15/2028	3,895	3,937,287
Series 2023-A 5.00%, 03/15/2025	1,000	1,010,172
5.00%, 03/15/2026	1,395	1,449,100
5.00%, 03/15/2031	5,600	6,501,803
5.00%, 03/15/2032	1,815	2,139,343
5.00%, 03/15/2033	1,750	2,093,404
5.00%, 03/15/2036	1,500	1,774,179
5.00%, 03/15/2038	1,500	1,757,907
5.00%, 03/15/2039	2,000	2,320,354
5.00%, 03/15/2040	2,250	2,594,543
Series 2023-C 5.00%, 03/15/2037	1,670	1,966,055
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2029	500	519,982
5.00%, 12/01/2034	1,000	1,051,366

46	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Suffolk Regional Off-Track Betting Co. Series 2024 5.75%, 12/01/2044	$4,300	$4,514,531
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2035	2,300	2,358,643
4.00%, 06/01/2036	2,425	2,476,183
4.00%, 06/01/2037	1,170	1,190,757
4.00%, 06/01/2050	2,140	2,150,552
5.00%, 06/01/2034	2,275	2,488,851
Town of Oyster Bay NY Series 2024 4.00%, 08/21/2025	3,000	3,027,032
Triborough Bridge & Tunnel Authority Series 2021-A 5.00%, 11/01/2025	2,535	2,600,665
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	15,035	15,513,420
Series 2021-A 2.511%, 05/15/2035	10,000	8,295,378
Series 2021-C 5.00%, 05/15/2039	5,000	5,592,861
Series 2022 4.286% (SOFR + 1.05%), 04/01/2026(c)	7,500	7,501,129
5.00%, 05/15/2041	1,750	1,946,646
Series 2023 5.25%, 11/15/2042	10,420	11,955,132
Series 2024 5.00%, 11/15/2033	3,000	3,566,372
Series 2024-B 5.00%, 03/15/2027	5,000	5,314,882
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 4.00%, 09/01/2040	1,190	1,194,415
5.00%, 09/01/2031	2,570	2,843,980
5.00%, 09/01/2032	7,890	8,726,417
5.00%, 09/01/2033	2,365	2,614,204
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026	7,175	7,545,469
Series 2020 4.00%, 12/01/2033	1,160	1,227,172
5.00%, 12/01/2031	1,800	2,026,850
5.00%, 12/01/2032	2,000	2,247,831
Utility Debt Securitization Authority Series 2015 5.00%, 12/15/2033	2,000	2,049,099

Principal Amount (000)		U.S. $ Value
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 5.00%, 01/01/2027	$400	$412,768
5.00%, 01/01/2032	520	558,907
5.00%, 01/01/2037	530	566,116
5.00%, 01/01/2041	720	760,159

		1,076,403,537

Alabama–0.4%
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	5,000	5,441,928

American Samoa–0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	875	924,464

California–0.1%
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	1,215	1,322,587

Colorado–0.4%
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2030	3,000	3,250,637
5.00%, 08/01/2031	2,000	2,163,440
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050	160	167,561

		5,581,638

Connecticut–1.8%
State of Connecticut Series 2018-B 5.00%, 04/15/2025	14,565	14,726,644
Series 2018-C 5.00%, 06/15/2027	4,715	5,037,575
Series 2018-F 5.00%, 09/15/2027	4,025	4,325,841

		24,090,060

Florida–0.0%
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	100	79,212
Zero Coupon, 10/01/2032	100	73,124
Zero Coupon, 10/01/2033	100	70,181
Zero Coupon, 10/01/2034	110	74,099

		296,616

2024 Annual Report	47

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Georgia–0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2031	$905	$965,988
5.00%, 01/01/2032	565	601,551
5.00%, 01/01/2035	1,185	1,243,370

		2,810,909

Guam–2.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.099%, 10/01/2028	1,430	1,355,145
3.189%, 10/01/2029	1,650	1,544,418
3.339%, 10/01/2030	1,050	971,123
Series 2023 5.125%, 10/01/2034	250	271,534
5.25%, 10/01/2031	1,025	1,114,853
5.25%, 10/01/2035	265	289,628
5.375%, 10/01/2033	525	573,463
Series 2024-A 5.00%, 10/01/2028(b)	325	342,755
5.00%, 10/01/2030(b)	855	913,544
5.00%, 10/01/2032(b)	1,875	2,013,967
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2028	1,250	1,315,325
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 07/01/2045	1,100	1,190,911
Guam Power Authority Series 2017-A 5.00%, 10/01/2025	2,980	3,032,570
5.00%, 10/01/2026	1,225	1,271,120
5.00%, 10/01/2027	1,230	1,299,039
Territory of Guam Series 2019 5.00%, 11/15/2031	225	231,933
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,150	1,193,906
5.00%, 12/01/2029	770	796,605
5.00%, 12/01/2030	1,000	1,032,181
5.00%, 12/01/2032	925	952,408
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	3,580	3,639,610
Series 2015-D
5.00%, 11/15/2025	1,555	1,581,378
Series 2021-F
5.00%, 01/01/2030	1,000	1,078,748

		28,006,164

Principal Amount (000)		U.S. $ Value
Illinois–0.6%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2027	$145	$146,076
5.00%, 09/01/2029	225	228,097
5.00%, 09/01/2032	365	368,285
5.00%, 09/01/2033	200	201,367
5.00%, 09/01/2034	100	100,424
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2028	2,000	2,114,678
State of Illinois Series 2017-A 5.00%, 12/01/2024	2,105	2,110,454
Series 2018-A 5.00%, 10/01/2024	2,910	2,910,000

		8,179,381

Kentucky–0.2%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026	350	356,391
5.00%, 02/01/2027	375	389,437
5.00%, 02/01/2030	210	226,106
5.00%, 02/01/2031	275	289,704
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2035	555	594,377

		1,856,015

Michigan–1.2%
City of Detroit MI Series 2018 5.00%, 04/01/2029	250	266,059
5.00%, 04/01/2032	1,005	1,057,620
Michigan Strategic Fund (Michigan Strategic Fund–I 75 Improvement Project) Series 2018 5.00%, 12/31/2029	8,600	9,078,791
5.00%, 12/31/2030	4,000	4,206,856
5.00%, 06/30/2032	1,690	1,773,476

		16,382,802

Missouri–0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	120	120,606
5.75%, 03/01/2027	275	287,109

		407,715

48	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Nevada–0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	$435	$425,372

New Jersey–2.1%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,183,127
Series 2018-A 5.00%, 06/15/2028	11,680	12,095,679
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2030	3,360	3,647,823
Series 2019-B
5.00%, 06/15/2030	1,500	1,631,153
5.00%, 06/15/2034	2,360	2,536,412
Series 2019-BB1 5.00%, 06/15/2034	2,900	3,116,778

		28,210,972

Puerto Rico–1.2%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	2,420	1,642,543
5.625%, 07/01/2027	3,150	3,288,736
5.625%, 07/01/2029	760	820,637
Series 2022-C Zero Coupon, 11/01/2043	888	571,482
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	3,490	3,696,053
5.00%, 07/01/2035(a)	2,310	2,424,347
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,390	1,396,107
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2024 6.25%, 01/01/2040	1,000	1,175,513
6.50%, 01/01/2041	1,250	1,491,015

		16,506,433

South Carolina–0.4%
South Carolina Public Service Authority Series 2020-A 5.00%, 12/01/2043	1,500	1,584,222
Series 2021-B 4.00%, 12/01/2038	2,125	2,159,537
5.00%, 12/01/2040	1,000	1,090,015

		4,833,774

Principal Amount (000)		U.S. $ Value
Tennessee–0.5%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	$1,500	$1,622,580
Tennergy Corp./TN (Pre-refunded–US Treasuries) Series 2019-A 5.00%, 02/01/2050	4,735	4,735,000

		6,357,580

Texas–0.1%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	1,750	1,809,926

Washington–0.3%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2032	2,165	2,341,597
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	950	907,377
Series 2021-1, Class X 0.727%, 12/20/2035(d)	950	41,152

		3,290,126

Wisconsin–0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	995	1,003,940
5.00%, 10/01/2026(a)	1,050	1,069,918
5.00%, 10/01/2027(a)	1,090	1,121,571
5.00%, 10/01/2028(a)	900	931,861
5.00%, 10/01/2029(a)	275	286,561

		4,413,851

Nebraska–0.8%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2022-1 5.00%, 05/01/2053	10,000	10,667,622

Total Long-Term Municipal Bonds (cost $1,255,142,967)		1,248,219,472

Short-Term Municipal Notes–6.3%
New York–6.3%
Build NYC Resource Corp. (Asia Society (The)) Series 2015 3.15%, 04/01/2045(e)	1,680	1,680,000

2024 Annual Report	49

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
City of New York NY Series 2008-L 3.90%, 04/01/2038(e)	$1,275	$1,275,000
Series 2016 3.17%, 08/01/2044(e)	8,995	8,995,000
Series 2022-A 3.85%, 09/01/2049(e)	3,900	3,900,000
Dutchess County Industrial Development Agency (Marist College) Series 2008 3.15%, 07/01/2038(e)	1,105	1,105,000
Metropolitan Transportation Authority Series 2015 3.17%, 11/01/2026(e)	380	380,000
New York City Health and Hospitals Corp. Series 2008-D 3.10%, 02/15/2026(e)	495	495,000
New York City Housing Development Corp. Series 2008 2.87%, 04/15/2035(e)	1,700	1,700,000
Series 2012-A 3.10%, 09/01/2049(e)	1,000	1,000,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006-A 3.15%, 10/15/2041(e)	250	250,000
New York City Housing Development Corp. (Hewitt Westchester LP) Series 2011 3.10%, 11/01/2048(e)	3,400	3,400,000
New York City Municipal Water Finance Authority Series 2015-F 3.90%, 06/15/2035(e)	21,300	21,300,000
New York State Housing Finance Agency Series 2006 3.15%, 11/15/2036(e)	7,800	7,800,000
Series 2009 3.00%, 05/15/2039(e)	400	400,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2023 3.20%, 05/01/2044(e)	5,790	5,790,000
New York State Housing Finance Agency (DD 11th Avenue LLC) Series 2009 3.15%, 05/15/2041(e)	1,075	1,075,000
New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 2.87%, 05/01/2035(e)	3,573	3,573,000
Nuveen New York AMT-Free Quality Municipal Income Fund Series 2017 3.60%, 05/01/2047(a)(e)	3,500	3,500,000
Triborough Bridge & Tunnel Authority Series 2022-B 3.90%, 01/01/2033(e)	4,980	4,980,000

Principal Amount (000)		U.S. $ Value
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden (The)) Series 2009 3.15%, 07/01/2032(e)	$7,175	$7,175,000
Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 3.10%, 02/01/2034(e)	5,465	5,465,000

Total Short-Term Municipal Notes (cost $85,238,000)		85,238,000

Total Municipal Obligations (cost $1,340,380,967)		1,333,457,472

ASSET-BACKED SECURITIES–0.3%
Autos—Fixed Rate–0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	1,133	1,153,421
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)	37	36,866

		1,190,287

Other ABS—Fixed Rate–0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	1,245	1,250,022
5.25%, 07/01/2034	1,298	1,265,326

		2,515,348

Total Asset-Backed Securities (cost $3,702,368)		3,705,635

GOVERNMENTS—TREASURIES–0.2%
United States–0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(f) (cost $2,452,227)	2,377	2,284,149

COLLATERALIZED MORTGAGE OBLIGATIONS–0.0%
Risk Share Floating Rate–0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 9.395% (CME Term SOFR + 4.11%), 05/25/2025(c)	63	63,795
Series 2016-C01, Class 1M2 12.145% (CME Term SOFR + 6.86%), 08/25/2028(c)	116	122,091
Series 2016-C02, Class 1M2 11.395% (CME Term SOFR + 6.11%), 09/25/2028(c)	21	21,862

Total Collateralized Mortgage Obligations (cost $203,296)		207,748

50	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITY–0.0%
Non-Agency Fixed Rate CMBS–0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(g)(h) (cost $31,638)	$32	$3

Total Investments—99.7% (cost $1,346,770,496)		1,339,655,007

Other assets less liabilities—0.3%		4,395,785

Net Assets—100.0%		$1,344,050,792

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
USD	25,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(975,044)	$—	$(975,044)
USD	16,300	07/31/2030	1 Day SOFR	4.656%	Annual	1,170,369	—	1,170,369
USD	8,800	07/31/2031	1 Day SOFR	3.972%	Annual	349,521	—	349,521
USD	19,450	09/15/2031	1 Day SOFR	3.255%	Annual	(47,911)	711	(48,622)
USD	13,150	06/15/2034	3.851%	1 Day SOFR	Annual	(510,031)	4,052	(514,083)
USD	8,200	06/15/2034	3.543%	1 Day SOFR	Annual	(119,859)	1,021	(120,880)
USD	9,620	08/15/2034	3.314%	1 Day SOFR	Annual	—	—	—
USD	8,900	08/15/2034	3.264%	1 Day SOFR	Annual	63,634	267	63,367
USD	6,400	08/15/2034	3.304%	1 Day SOFR	Annual	33,689	—	33,689

						$(35,632)	$6,051	$(41,683)

INTEREST RATE SWAPS (see Note 3)
				Rate Type				Upfront Premiums Paid (Received)
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value		Unrealized Appreciation (Depreciation)
Citibank, NA	USD	16,980	10/09/2029	1.125%	SIFMA*	Quarterly	$1,145,747	$—	$1,145,747

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $44,626,303 or 3.3% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2024.
(d)	IO—Interest Only.
(e)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(g)	Non-income producing security.
(h)	Defaulted.

As of September 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.4% and 0.0%, respectively.

Glossary:

ABS—Asset-Backed Securities

AGM—Assured Guaranty Municipal

AMT—Alternative Minimum Tax (subject to)

BAM—Build American Mutual

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

SOFR—Secured Overnight Financing Rate

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

2024 Annual Report	51

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Portfolio

September 30, 2024

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS—TREASURIES–35.6%
United States–35.6%
U.S. Treasury Bonds 1.25%, 05/15/2050(a)	U.S.$	202,544	$108,202,535
1.75%, 08/15/2041(a)		46,935	33,221,180
2.00%, 11/15/2041		9,057	6,650,113
2.25%, 08/15/2046		12,530	8,955,034
2.375%, 02/15/2042		11,433	8,889,235
2.375%, 11/15/2049		2,885	2,047,899
2.50%, 02/15/2045		1,916	1,462,148
2.50%, 05/15/2046		23,956	18,023,147
3.00%, 05/15/2045		23,139	19,212,601
3.00%, 08/15/2048		28,274	22,892,942
3.00%, 02/15/2049		26,971	21,796,182
3.25%, 05/15/2042		11,593	10,292,233
3.375%, 08/15/2042		19,569	17,636,201
3.375%, 05/15/2044		5,710	5,065,397
3.50%, 02/15/2039		4,254	4,051,935
3.625%, 05/15/2053		27,235	24,749,624
3.75%, 11/15/2043		10,205	9,587,916
3.875%, 02/15/2043		12,073	11,635,065
3.875%, 05/15/2043		19,718	18,959,609
4.00%, 11/15/2042		33,530	32,953,703
4.125%, 08/15/2053		30,804	30,631,125
4.25%, 02/15/2054		4,634	4,716,441
4.375%, 02/15/2038		14,232	14,966,048
4.375%, 11/15/2039		47,210	49,319,697
4.375%, 08/15/2043		19,182	19,697,824
4.50%, 02/15/2036		4,048	4,328,402
4.50%, 02/15/2044		20,030	20,874,495
4.625%, 05/15/2054		16,704	18,095,347
4.75%, 02/15/2037		4,156	4,531,339
4.75%, 11/15/2043		17,479	18,833,623
4.75%, 11/15/2053		24,746	27,298,372
U.S. Treasury Notes 1.625%, 05/15/2026		19,229	18,591,846
3.50%, 04/30/2028		16,210	16,164,609
3.625%, 03/31/2028		28,384	28,428,450
3.75%, 12/31/2028		80,830	81,335,288
3.875%, 11/30/2027		102,699	103,565,825
3.875%, 12/31/2027		75,973	76,661,707
4.00%, 02/29/2028		13,956	14,143,838
4.00%, 01/31/2029		73,672	74,880,783
4.00%, 02/15/2034		48,407	49,193,614
4.125%, 09/30/2027		20,692	21,015,109
4.125%, 03/31/2029		8,646	8,837,935
4.125%, 08/31/2030		25,659	26,316,922
4.125%, 11/15/2032		18,170	18,675,456
4.25%, 02/28/2029		15,011	15,421,457
4.375%, 08/31/2028		13,427	13,808,522
4.375%, 11/30/2028		47,131	48,544,827

	Principal Amount (000)		U.S. $ Value
4.375%, 05/15/2034	U.S.$	19,615	$20,525,468
4.50%, 05/31/2029		36,587	38,027,613
4.50%, 11/15/2033		17,484	18,445,093
4.625%, 04/30/2029		59,634	62,243,405
4.875%, 05/31/2026		13,901	14,155,331
4.875%, 10/31/2028		106,793	111,965,891

Total Governments–Treasuries (cost $1,520,729,202)			1,480,526,401

CORPORATES—INVESTMENT GRADE–23.4%

Industrial–11.8%
Basic–0.3%
Freeport Indonesia PT 4.763%, 04/14/2027(b)		904	908,520
Glencore Funding LLC 5.338%, 04/04/2027(b)		7,164	7,341,810
6.50%, 10/06/2033(b)		2,016	2,224,596
Nexa Resources SA 6.75%, 04/09/2034(b)		2,053	2,173,614

			12,648,540

Capital Goods–1.0%
Boeing Co. (The) 3.25%, 02/01/2028		1,193	1,130,654
3.625%, 02/01/2031		1,417	1,297,859
5.15%, 05/01/2030		1,240	1,242,765
6.298%, 05/01/2029(b)		2,015	2,119,558
6.528%, 05/01/2034(b)		2,879	3,088,764
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		10,001	10,119,412
CNH Industrial Capital LLC 5.10%, 04/20/2029		5,776	5,947,778
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,960	5,024,728
Flowserve Corp. 2.80%, 01/15/2032		4,669	4,040,646
Regal Rexnord Corp. 6.05%, 02/15/2026		6,295	6,401,637
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		1,117	1,102,781

			41,516,582

Communications—Media–0.7%

Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		3,490	3,105,542

6.10%, 06/01/2029		6,455	6,682,281

Discovery Communications LLC 5.20%, 09/20/2047		1,999	1,625,027

5.30%, 05/15/2049		857	693,064

Fox Corp. 6.50%, 10/13/2033		2,656	2,905,425

52	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value

Prosus NV 3.061%, 07/13/2031(b)	U.S.$	3,921	$3,456,607
3.257%, 01/19/2027(b)		1,724	1,663,660
3.68%, 01/21/2030(b)		462	434,857
4.027%, 08/03/2050(b)		3,458	2,517,874
Tencent Holdings Ltd. 3.24%, 06/03/2050(b)		4,830	3,527,397
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	1,816,581

			28,428,315

Communications—Telecommunications–0.1%
AT&T, Inc. 4.50%, 05/15/2035		2,034	1,981,014
T-Mobile USA, Inc. 3.875%, 04/15/2030		1,696	1,649,326

			3,630,340

Consumer Cyclical—Automotive–1.5%
BMW US Capital LLC 4.60%, 08/13/2027(b)		10,014	10,124,254
Ford Motor Co. 3.25%, 02/12/2032		6,003	5,114,196
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		902	866,912
6.125%, 03/08/2034		3,932	3,980,206
General Motors Co. 6.125%, 10/01/2025		1,152	1,163,071
General Motors Financial Co., Inc. 5.75%, 02/08/2031		9,151	9,461,677
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)		7,064	6,782,005
5.95%, 06/11/2029(b)		1,511	1,548,367
Hyundai Capital America 4.30%, 09/24/2027(b)		625	623,344
5.25%, 01/08/2027(b)		2,195	2,234,225
5.275%, 06/24/2027(b)		293	299,472
5.30%, 03/19/2027(b)		2,599	2,653,059
6.10%, 09/21/2028(b)		4,320	4,552,071
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(b)		5,380	5,423,524
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(b)		8,330	8,117,918

			62,944,301

Consumer Cyclical—Entertainment–0.1%
Hasbro, Inc. 6.05%, 05/14/2034		2,322	2,443,301

Consumer Cyclical—Other–0.6%
DR Horton, Inc. 5.00%, 10/15/2034		6,008	6,083,761
Las Vegas Sands Corp. 3.90%, 08/08/2029		7,323	6,981,309
Marriott International, Inc./MD 5.30%, 05/15/2034		1,998	2,058,979
5.35%, 03/15/2035		7,963	8,157,377

	Principal Amount (000)		U.S. $ Value
MDC Holdings, Inc. 6.00%, 01/15/2043	U.S.$	3,776	$4,016,002

			27,297,428

Consumer Cyclical—Restaurants–0.2%
Starbucks Corp. 4.85%, 02/08/2027		9,151	9,297,507

Consumer Cyclical—Retailers–0.2%
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	8,072,673

Consumer Non-Cyclical–2.1%
Altria Group, Inc. 3.40%, 05/06/2030		7,300	6,893,171
BAT Capital Corp. 2.259%, 03/25/2028		8,570	7,969,500
Cargill, Inc. 5.125%, 10/11/2032(b)		3,643	3,785,915
Cencosud SA 5.95%, 05/28/2031(b)		1,905	1,985,486
CVS Health Corp. 5.70%, 06/01/2034		6,753	7,042,974
General Mills, Inc. 4.70%, 01/30/2027		2,460	2,488,511
Imperial Brands Finance PLC 5.875%, 07/01/2034(b)		7,441	7,732,910
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034(b)		3,892	4,311,130
Kroger Co. (The) 4.70%, 08/15/2026		4,708	4,741,756
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		5,660	4,395,669
Philip Morris International, Inc. 4.875%, 02/13/2026		2,541	2,566,563
5.00%, 11/17/2025		4,607	4,641,829
5.375%, 02/15/2033		8,162	8,533,698
5.625%, 11/17/2029		829	879,768
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		6,561	7,288,484
Roche Holdings, Inc. 4.203%, 09/09/2029(b)		10,206	10,262,337
Tyson Foods, Inc. 5.70%, 03/15/2034		3,052	3,214,183

			88,733,884

Energy–2.1%
Columbia Pipelines Holding Co., LLC 5.097%, 10/01/2031(b)		3,211	3,239,257
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		6,461	5,464,649
4.375%, 01/15/2028		1,885	1,858,026
5.75%, 01/15/2031(b)		2,866	2,932,004
Devon Energy Corp. 5.20%, 09/15/2034		5,353	5,330,571
5.60%, 07/15/2041		4,914	4,819,209

2024 Annual Report	53

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Diamondback Energy, Inc. 3.50%, 12/01/2029	U.S.$	1,467	$1,396,584
Energy Transfer LP 5.60%, 09/01/2034		9,646	10,022,387
EQT Corp. 5.70%, 04/01/2028		1,958	2,024,259
Occidental Petroleum Corp.
5.20%, 08/01/2029		2,949	2,997,393
5.375%, 01/01/2032		3,070	3,116,879
6.625%, 09/01/2030		3,903	4,209,190
ONEOK, Inc. 6.05%, 09/01/2033		1,323	1,414,234
Ovintiv, Inc.
6.25%, 07/15/2033		1,563	1,652,951
6.50%, 02/01/2038		697	745,699
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		9,697	10,076,734
Saudi Arabian Oil Co. 5.75%, 07/17/2054(b)		3,852	3,898,224
Suncor Energy, Inc. 6.80%, 05/15/2038		5,543	6,333,931
Var Energi ASA
7.50%, 01/15/2028(b)		5,044	5,395,062
8.00%, 11/15/2032(b)		4,495	5,204,626
Williams Cos., Inc. (The) 4.80%, 11/15/2029		4,524	4,591,996

			86,723,865

Other Industrial–0.1%
LKQ Corp.
5.75%, 06/15/2028		2,309	2,396,026
6.25%, 06/15/2033		2,145	2,275,330

			4,671,356

Services–0.7%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		9,680	8,442,122
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	3,033	3,665,723
Expedia Group, Inc. 6.25%, 05/01/2025(b)	U.S.$	211	211,549
Global Payments, Inc. 3.20%, 08/15/2029		3,208	3,004,709
Mastercard, Inc. 4.55%, 01/15/2035		7,332	7,366,534
Moody’s Corp. 5.00%, 08/05/2034		5,101	5,221,077

			27,911,714

Technology–1.5%
Apple, Inc. 4.10%, 08/08/2062		5,020	4,446,967
Broadcom, Inc.
4.15%, 02/15/2028		1,661	1,659,306
4.926%, 05/15/2037(b)		3,190	3,184,386
5.05%, 07/12/2027		3,689	3,769,199

	Principal Amount (000)		U.S. $ Value
Entegris, Inc. 4.75%, 04/15/2029(b)	U.S.$	5,311	$5,233,778
Fiserv, Inc. 3.50%, 07/01/2029		9,632	9,304,319
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		4,227	4,230,635
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	5,113	6,013,389
Infor, Inc. 1.75%, 07/15/2025(b)	U.S.$	2,719	2,645,397
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		9,627	9,153,640
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		4,119	4,275,687
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		3,313	3,129,890
TSMC Arizona Corp. 3.875%, 04/22/2027		2,710	2,688,998
Western Digital Corp. 2.85%, 02/01/2029		1,351	1,230,288

			60,965,879

Transportation—Airlines–0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(b)		1,414	1,408,632
4.75%, 10/20/2028(b)		3,940	3,933,420

			5,342,052

Transportation—Railroads–0.0%
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/2036(b)		393	367,116
5.875%, 07/05/2034(b)		941	952,881

			1,319,997

Transportation—Services–0.5%
ENA Master Trust 4.00%, 05/19/2048(b)		1,235	938,279
ERAC USA Finance LLC 4.60%, 05/01/2028(b)		2,517	2,546,801
Ryder System, Inc. 5.375%, 03/15/2029		7,365	7,642,734
TTX Co. 5.50%, 09/25/2026(b)		8,329	8,502,577

			19,630,391

			491,578,125

Financial Institutions–10.4%
Banking–8.3%
AIB Group PLC 6.608%, 09/13/2029(b)		1,569	1,680,132
7.583%, 10/14/2026(b)		8,806	9,058,732
Ally Financial, Inc. 6.992%, 06/13/2029		4,741	5,011,759
American Express Co. 5.098%, 02/16/2028		9,109	9,283,620

54	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029	U.S.$	3,200	$3,323,520
7.883%, 11/15/2034		800	917,912
Banco de Credito del Peru SA 3.125%, 07/01/2030(b)		5,996	5,862,949
Banco Santander SA 4.175%, 03/24/2028		3,200	3,170,816
6.35%, 03/14/2034		3,000	3,211,140
6.921%, 08/08/2033		3,200	3,536,992
9.625%, 05/21/2033(c)		4,400	5,181,616
Bank of America Corp. 2.687%, 04/22/2032		1,935	1,725,246
2.972%, 02/04/2033		10,774	9,652,211
Bank of Ireland Group PLC 5.601%, 03/20/2030(b)		1,428	1,479,836
6.253%, 09/16/2026(b)		2,285	2,315,116
Bank of New York Mellon Corp. (The) 5.606%, 07/21/2039		3,118	3,275,490
Barclays PLC 5.088%, 06/20/2030		1,648	1,652,763
5.335%, 09/10/2035		2,534	2,562,913
5.674%, 03/12/2028		736	756,056
6.224%, 05/09/2034		3,451	3,715,450
7.119%, 06/27/2034		1,360	1,514,591
BNP Paribas SA 2.591%, 01/20/2028(b)		2,660	2,552,137
4.625%, 02/25/2031(b)(c)		943	824,757
5.497%, 05/20/2030(b)		6,651	6,894,360
BPCE SA 6.508%, 01/18/2035(b)		8,900	9,352,031
CaixaBank SA 6.037%, 06/15/2035(b)		2,782	2,956,960
6.684%, 09/13/2027(b)		5,127	5,331,055
Capital One Financial Corp. 5.468%, 02/01/2029		1,883	1,930,791
6.377%, 06/08/2034		5,768	6,232,439
Citigroup, Inc. 4.075%, 04/23/2029		5,373	5,319,539
4.542%, 09/19/2030		10,407	10,420,529
Series W 4.00%, 12/10/2025(c)		3,243	3,178,821
Cooperatieve Rabobank UA 5.564%, 02/28/2029(b)		7,918	8,188,875
Credit Agricole SA 6.251%, 01/10/2035(b)		7,161	7,653,319
Danske Bank A/S 4.613%, 10/02/2030(b)		4,420	4,417,569
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		4,221	4,088,503
2.552%, 01/07/2028		604	575,594
3.961%, 11/26/2025		1,336	1,332,633
6.119%, 07/14/2026		4,678	4,714,161
7.146%, 07/13/2027		1,492	1,553,500
Discover Bank Series B 5.974%, 08/09/2028		2,264	2,335,180

	Principal Amount (000)		U.S. $ Value
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032	U.S.$	10,017	$8,846,614
2.65%, 10/21/2032		701	615,639
Series P 8.238% (CME Term SOFR 3 Month + 3.14%), 10/21/2024(c)(d)		1,153	1,153,934
Series V 4.125%, 11/10/2026(c)		3,016	2,886,915
HSBC Holdings PLC 2.804%, 05/24/2032		2,559	2,263,512
2.848%, 06/04/2031		7,601	6,919,798
7.399%, 11/13/2034		5,415	6,219,128
8.113%, 11/03/2033		4,435	5,280,089
ING Groep NV 6.083%, 09/11/2027		6,267	6,462,217
Intesa Sanpaolo SpA 7.20%, 11/28/2033(b)		4,756	5,418,225
JPMorgan Chase & Co. 2.963%, 01/25/2033		12,789	11,499,741
KBC Group NV 5.796%, 01/19/2029(b)		1,666	1,727,425
Lloyds Banking Group PLC 4.976%, 08/11/2033		366	369,151
5.462%, 01/05/2028		656	670,616
7.50%, 09/27/2025(c)		5,358	5,413,402
7.953%, 11/15/2033		2,446	2,860,328
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		2,363	2,450,573
Morgan Stanley 0.406%, 10/29/2027	EUR	3,196	3,377,823
Morgan Stanley Bank NA Series B 5.504%, 05/26/2028	U.S.$	6,454	6,656,785
Nationwide Building Society 2.972%, 02/16/2028(b)		5,154	4,968,301
NatWest Group PLC 3.032%, 11/28/2035		669	595,564
6.475%, 06/01/2034		537	565,327
8.125%, 11/10/2033(c)		1,358	1,482,434
PNC Financial Services Group, Inc. (The) Series R 8.317% (CME Term SOFR 3 Month + 3.30%), 12/01/2024(c)(d)		1,677	1,693,451
Santander Holdings USA, Inc. 6.174%, 01/09/2030		550	573,854
6.499%, 03/09/2029		331	346,458
6.565%, 06/12/2029		13	13,640
Santander UK Group Holdings PLC 4.858%, 09/11/2030		1,481	1,493,055
6.833%, 11/21/2026		7,481	7,641,542
Skandinaviska Enskilda Banken AB 5.125%, 03/05/2027(b)		1,913	1,958,204
Societe Generale SA 2.797%, 01/19/2028(b)		4,567	4,361,668
2.889%, 06/09/2032(b)		200	173,434
5.519%, 01/19/2028(b)		4,676	4,738,752

2024 Annual Report	55

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC 3.971%, 03/30/2026(b)	U.S.$	3,723	$3,699,508
6.187%, 07/06/2027(b)		3,042	3,123,952
7.027% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(b)(c)(d)		300	287,748
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		8,152	8,481,504
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(b)		886	891,139
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		3,542	3,583,689
UBS Group AG 3.091%, 05/14/2032(b)		9,944	8,954,473
3.875%, 06/02/2026(b)(c)		408	387,539
4.194%, 04/01/2031(b)		2,852	2,786,661
6.373%, 07/15/2026(b)		6,080	6,146,758
9.25%, 11/13/2028(b)(c)		1,113	1,230,566
9.25%, 11/13/2033(b)(c)		1,022	1,204,948
UniCredit SpA 1.982%, 06/03/2027(b)		271	259,163
2.569%, 09/22/2026(b)		6,253	6,112,870
3.127%, 06/03/2032(b)		1,858	1,646,299
Wells Fargo & Co. 3.35%, 03/02/2033		12,130	11,091,793
3.584%, 05/22/2028		2,117	2,076,078
Series BB 3.90%, 03/15/2026(c)		2,664	2,592,685

			344,996,585

Brokerage–0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)		7,570	7,266,367

Finance–0.3%
Aircastle Ltd. 4.25%, 06/15/2026		530	526,105
5.25%, 08/11/2025(b)		2,686	2,686,940
Aviation Capital Group LLC 1.95%, 01/30/2026(b)		4,547	4,380,125
1.95%, 09/20/2026(b)		1,485	1,406,562
3.50%, 11/01/2027(b)		893	861,593
4.125%, 08/01/2025(b)		35	34,768
4.875%, 10/01/2025(b)		1,447	1,445,119
5.50%, 12/15/2024(b)		2,808	2,804,967

			14,146,179

Insurance–0.8%
Athene Global Funding 1.985%, 08/19/2028(b)		3,079	2,796,101
2.55%, 11/19/2030(b)		606	533,831
2.717%, 01/07/2029(b)		1,145	1,058,129
5.583%, 01/09/2029(b)		541	560,016
5.62%, 05/08/2026(b)		5,842	5,933,486
MetLife Capital Trust IV 7.875%, 12/15/2037(b)		5,200	5,809,544
Principal Life Global Funding II 5.10%, 01/25/2029(b)		6,566	6,765,147

	Principal Amount (000)		U.S. $ Value
Prudential Financial, Inc. 5.375%, 05/15/2045	U.S.$	615	$612,288
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(b)		1,600	1,620,704
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(b)		8,000	8,274,720

			33,963,966

Other Finance–0.1%
GPS Blue Financing DAC 5.645%, 11/09/2041(b)		4,889	4,921,121

REITs–0.7%
American Tower Corp. 2.10%, 06/15/2030		1,515	1,334,533
3.65%, 03/15/2027		1,936	1,906,573
5.20%, 02/15/2029		3,698	3,811,196
Crown Castle, Inc. 5.60%, 06/01/2029		1,920	2,006,554
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		4,575	4,047,045
4.00%, 01/15/2031		1,790	1,677,248
Simon Property Group LP 4.75%, 09/26/2034		5,987	5,936,530
Trust Fibra Uno 4.869%, 01/15/2030(b)		3,548	3,290,770
5.25%, 01/30/2026(b)		2,677	2,665,060

			26,675,509

			431,969,727

Utility–1.2%
Electric–1.2%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		1,612	1,452,558
Alexander Funding Trust II 7.467%, 07/31/2028(b)		1,615	1,741,842
American Electric Power Co., Inc. 6.95%, 12/15/2054		3,588	3,820,359
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		3,641	2,852,541
Electricite de France SA 9.125%, 03/15/2033(b)(c)		1,420	1,618,757
Enel Finance International NV 5.50%, 06/26/2034(b)		9,669	10,035,165
Engie Energia Chile SA 3.40%, 01/28/2030(b)		3,834	3,516,497
6.375%, 04/17/2034(b)		2,080	2,208,648
FIEMEX Energia–Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(b)		2,108	2,189,685
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		1,217	1,275,477

56	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)			U.S. $ Value
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(b)	U.S.$	3,243		$3,308,898
NRG Energy, Inc. 4.45%, 06/15/2029(b)		542		529,767
7.00%, 03/15/2033(b)		5,900		6,543,041
Pacific Gas and Electric Co. 5.55%, 05/15/2029		1,713		1,779,156
Vistra Operations Co., LLC 6.95%, 10/15/2033(b)		4,313		4,867,005

				47,739,396

Total Corporates—Investment Grade (cost $960,371,059)				971,287,248

MORTGAGE PASS-THROUGHS–22.0%
Agency Fixed Rate 30-Year–21.7%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		5,145		4,858,678
3.50%, 10/01/2049		5,105		4,817,061
3.50%, 11/01/2049		1,914		1,806,210
Series 2020 3.50%, 01/01/2050		4,233		4,003,946
Series 2022 2.00%, 03/01/2052		23,399		19,524,516
2.50%, 04/01/2052		28,561		24,913,626
3.00%, 03/01/2052		15,336		13,915,234
3.00%, 05/01/2052		21,967		19,724,652
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		0	**	442
Series 2007 5.50%, 07/01/2035		391		405,121
Series 2016 4.00%, 02/01/2046		3,999		3,937,322
Series 2017 4.00%, 07/01/2044		2,808		2,763,816
Series 2018 4.00%, 08/01/2048		2,066		2,015,557
4.50%, 10/01/2048		3,284		3,287,393
4.50%, 11/01/2048		3,471		3,471,930
5.00%, 09/01/2048		1,188		1,212,592
5.00%, 11/01/2048		1,474		1,504,333
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		1		737
Series 2003 5.50%, 04/01/2033		331		342,129
5.50%, 07/01/2033		736		760,519
5.50%, 11/01/2033		0	**	75
Series 2004 5.50%, 04/01/2034		175		181,207
5.50%, 05/01/2034		161		166,760
5.50%, 11/01/2034		627		650,442
6.50%, 08/01/2034		1		840

	Principal Amount (000)			U.S. $ Value
Series 2005 5.50%, 02/01/2035	U.S.$	860		$891,373
Series 2006 5.50%, 04/01/2036		158		164,608
Series 2007 5.50%, 09/01/2036		301		311,874
Series 2008 6.00%, 03/01/2037		2		2,270
Series 2010 4.00%, 12/01/2040		1,753		1,724,782
Series 2012 3.50%, 02/01/2042		1,112		1,068,738
3.50%, 11/01/2042		11,994		11,527,219
3.50%, 01/01/2043		2,027		1,945,990
Series 2013 3.50%, 04/01/2043		6,989		6,708,455
4.00%, 10/01/2043		5,466		5,364,288
Series 2015 3.00%, 05/01/2045		2,262		2,077,696
3.00%, 08/01/2045		3,984		3,659,813
Series 2018 3.50%, 02/01/2048		2,738		2,582,918
3.50%, 05/01/2048		1,155		1,093,378
4.50%, 09/01/2048		5,050		5,049,516
Series 2019 3.50%, 08/01/2049		1,724		1,627,277
3.50%, 09/01/2049		2,045		1,931,410
3.50%, 10/01/2049		5,298		4,998,006
3.50%, 11/01/2049		4,316		4,071,772
Series 2020 3.50%, 01/01/2050		4,059		3,831,416
Series 2021 2.00%, 07/01/2051		25,309		21,015,758
2.00%, 12/01/2051		44,840		37,135,661
2.50%, 01/01/2052		7,746		6,757,503
Series 2022 2.00%, 05/01/2052		12,194		10,098,788
2.50%, 03/01/2052		16,980		14,808,096
2.50%, 04/01/2052		17,789		15,507,945
2.50%, 05/01/2052		23,452		20,444,845
3.00%, 02/01/2052		18,413		16,707,497
3.00%, 03/01/2052		23,518		21,339,287
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		1,129		1,041,573
3.00%, 05/20/2046		1,048		967,359
3.00%, 12/20/2046		304		279,338
Series 2023 5.50%, 04/20/2053		17,836		18,028,650
5.50%, 07/20/2053		9,380		9,475,892
Series 2024 3.00%, 10/21/2054, TBA		11,411		10,406,294
4.00%, 10/21/2054, TBA		4,157		4,018,771
4.50%, 10/21/2054, TBA		58,866		58,116,294
5.00%, 10/15/2054, TBA		48,025		48,113,563
5.50%, 10/15/2054, TBA		13,531		13,662,056

2024 Annual Report	57

Schedule of Investments (continued)

	Principal Amount (000)			U.S. $ Value
6.00%, 10/15/2054, TBA	U.S.$	38,472		$39,117,754
Uniform Mortgage-Backed Security Series 2024 2.00%, 10/15/2054, TBA		54,968		45,451,665
2.50%, 10/15/2054, TBA		69,193		59,708,695
3.00%, 10/15/2054, TBA		16,763		15,044,945
4.00%, 10/15/2054, TBA		9,401		9,027,812
4.50%, 10/15/2054, TBA		8,559		8,414,232
5.00%, 10/15/2054, TBA		33,691		33,664,681
5.50%, 10/15/2054, TBA		89,997		91,048,238
6.00%, 10/15/2054, TBA		67,485		68,964,047
6.50%, 10/15/2054, TBA		25,913		26,715,193

				899,980,369

Agency Fixed Rate 15-Year–0.3%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		4		3,711
Series 2016 2.50%, 02/01/2031		10		9,295
2.50%, 04/01/2031		6		5,842
2.50%, 05/01/2031		27		26,097
2.50%, 07/01/2031		902		867,318
2.50%, 08/01/2031		302		290,899
2.50%, 09/01/2031		172		165,065
2.50%, 10/01/2031		986		948,270
2.50%, 11/01/2031		6,790		6,522,558
2.50%, 12/01/2031		2,623		2,518,334
2.50%, 01/01/2032		367		351,733
Series 2017 2.50%, 01/01/2032		1,696		1,628,233
2.50%, 02/01/2032		96		91,780

				13,429,135

Other Agency Fixed Rate Programs–0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029		119		119,391
4.50%, 08/01/2029		32		32,499
4.50%, 10/01/2029		6		6,289

				158,179

Agency ARMs–0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.596% (RFUCCT1Y + 2.18%), 12/01/2036(d)		0	**	137
Series 2007 6.60% (RFUCCT1Y + 2.10%), 03/01/2037(d)		0	**	320

				457

Total Mortgage Pass-Throughs (cost $934,451,521)				913,568,140

	Principal Amount (000)			U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS–6.3%
Risk Share Floating Rate–5.8%
Bellemeade Re Ltd. Series 2021-3A, Class A2 6.28% (CME Term SOFR + 1.00%), 09/25/2031(b)(d)	U.S.$	7,199		$7,209,449
Series 2022-1, Class M1B 7.43% (CME Term SOFR + 2.15%), 01/26/2032(b)(d)		3,969		3,988,086
Series 2022-2, Class M1A 9.28% (CME Term SOFR + 4.00%), 09/27/2032(b)(d)		6,384		6,509,542
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 6.93% (CME Term SOFR + 1.65%), 12/25/2041(b)(d)		3,513		3,538,573
Series 2022-R01, Class 1M2 7.18% (CME Term SOFR + 1.90%), 12/25/2041(b)(d)		9,352		9,464,396
Series 2022-R02, Class 2M1 6.48% (CME Term SOFR + 1.20%), 01/25/2042(b)(d)		3,098		3,097,584
Series 2022-R03, Class 1M2 8.78% (CME Term SOFR + 3.50%), 03/25/2042(b)(d)		6,435		6,764,118
Series 2022-R04, Class 1M2 8.38% (CME Term SOFR + 3.10%), 03/25/2042(b)(d)		1,747		1,819,971
Series 2022-R05, Class 2M2 8.28% (CME Term SOFR + 3.00%), 04/25/2042(b)(d)		5,001		5,163,383
Series 2022-R06, Class 1M1 8.03% (CME Term SOFR + 2.75%), 05/25/2042(b)(d)		5,727		5,883,043
Series 2022-R07, Class 1M1 8.213% (CME Term SOFR + 2.95%), 06/25/2042(b)(d)		5,962		6,147,015
Series 2022-R08, Class 1M1 7.83% (CME Term SOFR + 2.55%), 07/25/2042(b)(d)		5,024		5,156,675
Series 2023-R01, Class 1M1 7.663% (CME Term SOFR + 2.40%), 12/25/2042(b)(d)		3,962		4,069,254
Series 2023-R02, Class 1M1 7.58% (CME Term SOFR + 2.30%), 01/25/2043(b)(d)		2,860		2,917,415
Series 2023-R03, Class 2M1 7.78% (CME Term SOFR + 2.50%), 04/25/2043(b)(d)		7,234		7,366,761
Series 2023-R04, Class 1M1 7.563% (CME Term SOFR + 2.30%), 05/25/2043(b)(d)		6,042		6,190,020
Series 2023-R05, Class 1M1 7.163% (CME Term SOFR + 1.90%), 06/25/2043(b)(d)		5,375		5,415,401

58	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)			U.S. $ Value
Series 2023-R06, Class 1M1 6.98% (CME Term SOFR + 1.70%), 07/25/2043(b)(d)		U.S.$	5,175	$5,194,316
Series 2024-R02, Class 1M1 6.38% (CME Term SOFR + 1.10%), 02/25/2044(b)(d)			3,158	3,159,592
Series 2024-R03, Class 2M1 6.413% (CME Term SOFR + 1.15%), 03/25/2044(b)(d)			5,713	5,714,996
Series 2024-R04, Class 1M1 6.38% (CME Term SOFR + 1.10%), 05/25/2044(b)(d)			5,793	5,793,057
Series 2024-R05, Class 2M1 6.28% (CME Term SOFR + 1.00%), 07/25/2044(b)(d)			3,230	3,229,995
Series 2024-R06, Class 1M1 6.393% (CME Term SOFR + 1.05%), 09/25/2044(b)(d)			7,291	7,294,468
Eagle Re Ltd. Series 2021-2, Class M1B 7.33% (CME Term SOFR + 2.05%), 04/25/2034(b)(d)			432	432,432
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.695% (CME Term SOFR + 3.41%), 10/25/2027(d)			122	121,895
Series 2016-HQA3, Class M3 9.245% (CME Term SOFR + 3.96%), 03/25/2029(d)			852	885,652
Series 2021-DNA5, Class M2 6.93% (CME Term SOFR + 1.65%), 01/25/2034(b)(d)			1,375	1,382,181
Series 2021-DNA6, Class M2 6.78% (CME Term SOFR + 1.50%), 10/25/2041(b)(d)			9,778	9,831,968
Series 2021-DNA7, Class M2 7.08% (CME Term SOFR + 1.80%), 11/25/2041(b)(d)			9,563	9,662,789
Series 2021-HQA4, Class M1 6.23% (CME Term SOFR + 0.95%), 12/25/2041(b)(d)			3,213	3,203,383
Series 2021-HQA4, Class M2 7.63% (CME Term SOFR + 2.35%), 12/25/2041(b)(d)			6,126	6,203,825
Series 2022-DNA1, Class M1A 6.28% (CME Term SOFR + 1.00%), 01/25/2042(b)(d)			2,450	2,443,386
Series 2022-DNA1, Class M1B 7.13% (CME Term SOFR + 1.85%), 01/25/2042(b)(d)			4,940	5,007,513
Series 2022-DNA2, Class M1B 7.68% (CME Term SOFR + 2.40%), 02/25/2042(b)(d)			7,072	7,235,094
Series 2022-DNA3, Class M1B 8.18% (CME Term SOFR + 2.90%), 04/25/2042(b)(d)			2,957	3,058,784

	Principal Amount (000)			U.S. $ Value
Series 2022-DNA4, Class M1B 8.63% (CME Term SOFR + 3.35%), 05/25/2042(b)(d)	U.S.$		5,585	$5,853,947
Series 2022-DNA5, Class M1B 9.78% (CME Term SOFR + 4.50%), 06/25/2042(b)(d)			9,989	10,710,736
Series 2022-DNA7, Class M1A 7.78% (CME Term SOFR + 2.50%), 03/25/2052(b)(d)			4,959	5,041,364
Series 2022-HQA1, Class M1B 8.78% (CME Term SOFR + 3.50%), 03/25/2042(b)(d)			1,664	1,745,257
Series 2023-DNA1, Class M1A 7.363% (CME Term SOFR + 2.10%), 03/25/2043(b)(d)			3,357	3,399,449
Series 2023-DNA2, Class M1A 7.363% (CME Term SOFR + 2.10%), 04/25/2043(b)(d)			10,902	11,067,305
Series 2023-HQA1, Class M1A 7.28% (CME Term SOFR + 2.00%), 05/25/2043(b)(d)			4,131	4,162,251
Series 2023-HQA2, Class M1A 7.28% (CME Term SOFR + 2.00%), 06/25/2043(b)(d)			3,984	4,005,021
Series 2024-HQA1, Class M1 6.53% (CME Term SOFR + 1.25%), 03/25/2044(b)(d)			7,048	7,058,600
Series 2024-HQA2, Class M1 6.48% (CME Term SOFR + 1.20%), 08/25/2044(b)(d)			9,937	9,941,800
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 11.095% (CME Term SOFR + 5.81%), 04/25/2028(d)			731	761,783
Series 2016-C02, Class 1M2 11.395% (CME Term SOFR + 6.11%), 09/25/2028(d)			136	139,916
Series 2021-R02, Class 2M2 7.28% (CME Term SOFR + 2.00%), 11/25/2041(b)(d)			4,242	4,257,468
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.645% (CME Term SOFR + 4.36%), 11/25/2024(b)(d)			171	179,326
Oaktown Re VII Ltd. Series 2021-2, Class M1A 6.88% (CME Term SOFR + 1.60%), 04/25/2034(b)(d)			1,288	1,288,125
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 9.062% (CME Term SOFR + 3.81%), 11/27/2031(b)(d)			165	165,608
Series 2020-1R, Class A 8.712% (CME Term SOFR + 3.46%), 02/25/2025(b)(d)			698	697,970

2024 Annual Report	59

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.645% (CME Term SOFR + 5.36%), 11/25/2025(b)(d)	U.S.$	832	$861,546
Series 2015-WF1, Class 2M2 10.895% (CME Term SOFR + 5.61%), 11/25/2025(b)(d)		208	216,447

			242,109,931

Agency Floating Rate–0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 0.644% (5.99%-CME Term SOFR), 12/15/2044(d)(e)		5,972	789,864
Series 4585, Class DS 0.544% (5.89%-CME Term SOFR), 05/15/2046(d)(e)		3,851	517,616
Series 4693, Class SL 0.694% (6.04%-CME Term SOFR), 06/15/2047(d)(e)		2,487	355,766
Series 4954, Class SL 0.655% (5.94%-CME Term SOFR), 02/25/2050(d)(e)		1,735	220,909
Series 4981, Class HS 0.705% (5.99%-CME Term SOFR), 06/25/2050(d)(e)		14,825	1,740,846
Federal National Mortgage Association REMICs Series 2015-26, Class SH 1.055% (6.34%-CME Term SOFR), 05/25/2045(d)(e)		4,668	765,553
Series 2016-106, Class ES 0.605% (5.89%-CME Term SOFR), 01/25/2047(d)(e)		2,675	406,178
Series 2017-62, Class AS 0.755% (6.04%-CME Term SOFR), 08/25/2047(d)(e)		3,379	502,381
Series 2017-97, Class SW 0.805% (6.09%-CME Term SOFR), 12/25/2047(d)(e)		4,867	769,697
Government National Mortgage Association Series 2017-122, Class SA 1.125% (6.09%-CME Term SOFR 1 Month), 08/20/2047(d)(e)		4,163	642,084
Series 2017-134, Class MS 1.125% (6.09%-CME Term SOFR 1 Month), 09/20/2047(d)(e)		4,768	761,383
Series 2017-43, Class ST 1.025% (5.99%-CME Term SOFR 1 Month), 03/20/2047(d)(e)		5,689	845,900

			8,318,177

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate–0.2%
Federal Home Loan Mortgage Corp. REMICs Series 5008, Class AI 3.50%, 09/25/2050(f)	U.S.$	8,376	$1,583,415
Series 5040, Class AI 3.50%, 11/25/2050(f)		6,067	1,044,009
Series 5043, Class IO 5.00%, 11/25/2050(f)		12,281	2,756,921
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 5.545%, 05/28/2035		1,170	1,158,636
Federal National Mortgage Association REMICs Series 2015-30, Class EI 5.00%, 05/25/2045(f)		5,083	738,869

			7,281,850

Non-Agency Floating Rate–0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 5.349% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(d)		3,556	1,156,905
HomeBanc Mortgage Trust Series 2005-1, Class A1 5.469% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(d)		490	379,687
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.069% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(b)(d)		631	635,351

			2,171,943

Non-Agency Fixed Rate–0.0%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035 248			172,617
Series 2006-24CB, Class A16 5.75%, 08/25/2036		1,887	1,018,661
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		430	297,580
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		593	264,333

			1,753,191

Total Collateralized Mortgage Obligations (cost $257,340,634)			261,635,092

ASSET-BACKED SECURITIES–5.4%
Autos—Fixed Rate–2.7%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(b)		2,391	2,406,225

60	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
American Credit Acceptance Receivables Trust Series 2023-3, Class B 6.09%, 11/12/2027(b)	U.S.$	8,592	$8,630,922
Americredit Automobile Receivables Trust Series 2023-1, Class A2A 5.84%, 10/19/2026		1,850	1,853,249
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)		1,073	1,081,737
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)		4,800	4,888,819
Series 2023-5A, Class B 6.12%, 04/20/2028(b)		3,817	3,914,746
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		547	524,190
Series 2021-N4, Class D 2.30%, 09/11/2028		1,244	1,209,815
Series 2021-P4, Class D 2.61%, 09/11/2028 U.S.$		4,063	3,813,468
Series 2024-P3, Class A2 4.61%, 11/10/2027		8,896	8,901,807
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)		3,687	3,621,776
Series 2022-A, Class C 2.17%, 04/16/2029(b)		3,118	3,095,656
Series 2024-C, Class A 5.88%, 02/15/2028(b)		3,766	3,788,890
DT Auto Owner Trust Series 2023-1A, Class A 5.48%, 04/15/2027(b)		583	583,537
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(b)		388	383,412
Series 2023-1A, Class A2 6.57%, 06/15/2028(b)		2,006	2,035,149
Flagship Credit Auto Trust Series 2023-2, Class A2 5.76%, 04/15/2027(b)		2,229	2,232,476
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		5,650	5,384,148
GLS Auto Receivables Issuer Trust Series 2024-3A, Class A2 5.35%, 08/16/2027(b)		7,559	7,587,475
LAD Auto Receivables Trust Series 2022-1A, Class A 5.21%, 06/15/2027(b)		1,505	1,507,672
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)		4,496	4,578,503

	Principal Amount (000)		U.S. $ Value
Series 2023-2A, Class A2 7.09%, 10/16/2028(b)	U.S.$	2,920	$2,982,072
Series 2024-2A, Class A1 5.817%, 05/15/2025(b)		630	630,311
Series 2024-3A, Class A1 5.354%, 09/15/2025(b)		3,334	3,336,304
Lobel Automobile Receivables Trust Series 2023-1, Class A 6.97%, 07/15/2026(b)		288	288,748
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(b)		1,957	1,953,879
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(b)		3,172	3,207,386
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(b)		1,070	1,069,391
Series 2022-C, Class B 6.451%, 12/15/2032(b)		1,501	1,509,305
Santander Bank NA–SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(b)		231	230,291
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		4,065	4,117,375
Series 2024-4, Class A2 5.41%, 07/15/2027		7,816	7,834,414
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(b)		3,017	3,048,439
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(b)		3,274	3,302,006
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(b)		882	884,372
Westlake Automobile Receivables Trust Series 2023-2A, Class A2A 5.87%, 07/15/2026(b)		1,059	1,058,880
Series 2023-P1, Class C 6.44%, 06/15/2027(b)		2,202	2,235,314
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		2,200	2,204,530

			111,916,689

Other ABS—Fixed Rate–2.5%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)		8,256	7,562,901
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		126	124,348

2024 Annual Report	61

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Series 2022-X1, Class A 1.75%, 02/15/2027(b)	U.S.$	43	$42,743
Series 2024-X1, Class A 6.27%, 05/15/2029(b)		3,692	3,703,774
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(b)		1,261	1,264,859
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(b)		1,139	1,127,202
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(b)		243	241,832
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		848	798,656
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		1,723	1,566,023
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(b)		493	487,686
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(b)		3,651	3,397,817
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(b)		7,711	7,191,264
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		1,936	1,764,517
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		3,149	3,098,231
Series 2020-1A, Class A2 3.981%, 12/20/2050(b)		2,552	2,397,955
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(b)		1,947	1,949,670
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)		2,282	2,295,467
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)		1,632	1,545,031
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		5,385	4,925,669
Series 2023-1A, Class A2 7.308%, 01/30/2053(b)		6,534	6,725,959
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(b)		2,008	1,737,961
Series 2021-CA, Class B 2.53%, 04/20/2062(b)		3,421	2,922,842

	Principal Amount (000)		U.S. $ Value
Series 2021-DA, Class B 2.90%, 04/20/2062(b)	U.S.$	3,096	$2,712,307
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(b)		1,072	1,079,509
Series 2024-A, Class A2 5.15%, 12/15/2031(b)		10,104	10,157,991
Oportun Issuance Trust Series 2024-2, Class A 5.86%, 02/09/2032(b)		3,267	3,273,432
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(b)		4,261	4,302,636
Series 2024-9, Class B 5.306%, 03/15/2032(b)		10,509	10,523,254
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(b)		2,898	2,936,532
Series 2024-3, Class A 6.258%, 10/15/2031(b)		4,503	4,548,322
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(b)		5,587	5,603,550

			102,009,940

Credit Cards—Fixed Rate–0.2%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(b)		6,026	6,122,489
Mission Lane Credit Card Master Trust Series 2024-A, Class A1 6.20%, 08/15/2029(b)		4,135	4,180,238

			10,302,727

Non-Agency Floating Rate–0.0%
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 5.569% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(d)		2	2,047

Total Asset-Backed Securities (cost $227,500,827)			224,231,403

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.1%
Non-Agency Floating Rate CMBS–1.3%
AREIT Trust Series 2022-CRE6, Class A 6.591% (CME Term SOFR + 1.25%), 01/20/2037(b)(d)		9,693	9,630,228
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.144% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(b)(d)		10,570	10,555,538

62	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
BBCMS Mortgage Trust Series 2020-BID, Class A 7.352% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(b)(d)	U.S.$	7,708	$7,693,547
BFLD Mortgage Trust Series 2021-FPM, Class A 6.812% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(b)(d)		11,683	11,657,682
BX Commercial Mortgage Trust Series 2019-IMC, Class D 7.043% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(b)(d)		1,772	1,742,269
Series 2019-IMC, Class E 7.293% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(b)(d)		6,595	6,442,939
CLNY Trust Series 2019-IKPR, Class D 7.258% (CME Term SOFR 1 Month + 2.14%), 11/15/2038(b)(d)		2,751	2,579,607
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.28% (CME Term SOFR + 2.00%), 01/25/2051(b)(d)		612	609,653
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.676% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(b)(d)		2,335	2,102,221

			53,013,684

Non-Agency Fixed Rate CMBS–0.8%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(b)		2,805	2,349,396
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523	3,290,041
Commercial Mortgage Trust Series 2012-CR3, Class E 4.292%, 10/15/2045(b)		3,938	2,161,683
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.297%, 08/10/2044(b)		333	172,504
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(g)		3,408	3,337,783
Series 2021-1, Class A2 2.435%, 08/15/2026(g)		9,371	9,192,283
Series 2021-1, Class AS 2.638%, 08/15/2026(g)		249	239,341
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(g)		2,806	2,792,342
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.173%, 08/15/2046(b)		2,527	1,823,083

	Principal Amount (000)		U.S. $ Value
Series 2015-C27, Class AS 3.634%, 02/15/2048	U.S.$	3,415	$3,204,694
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	2,603,275
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		817	272,064
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)		1,006	988,801
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class AS 4.047%, 09/15/2048		2,906	2,840,571
Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,114,671

			36,382,532

Total Commercial Mortgage-Backed Securities (cost $94,961,533)			89,396,216

COLLATERALIZED LOAN OBLIGATIONS–1.5%
CLO—Floating Rate–1.5%
AGL CLO 10 Ltd. Series 2021-10A, Class A 6.693% (CME Term SOFR 3 Month + 1.39%), 04/15/2034(b)(d)		3,427	3,428,210
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 6.744% (CME Term SOFR 3 Month + 1.46%), 07/20/2034(b)(d)		6,496	6,500,191
Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.674% (CME Term SOFR 3 Month + 1.39%), 07/20/2034(b)(d)		5,900	5,907,528
Elmwood CLO XII Ltd. Series 2021-5A, Class D 8.594% (CME Term SOFR 3 Month + 3.31%), 01/20/2035(b)(d)		2,100	2,110,408
Golub Capital Partners 48 LP Series 2020-48A, Class A1 6.857% (CME Term SOFR 3 Month + 1.57%), 04/17/2033(b)(d)		644	644,127
Kings Park CLO Ltd. Series 2021-1A, Class A 6.674% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(b)(d)		8,477	8,478,850
Palmer Square CLO Ltd. Series 2021-4A, Class A 6.733% (CME Term SOFR 3 Month + 1.43%), 10/15/2034(b)(d)		730	731,711
Pikes Peak CLO 8 Series 2021-8A, Class A 6.714% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(b)(d)		7,300	7,307,512

2024 Annual Report	63

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.733% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(b)(d)	U.S.$	829	$830,328
Regatta XIX Funding Ltd. Series 2022-1A, Class A1 6.602% (CME Term SOFR 3 Month + 1.32%), 04/20/2035(b)(d)		5,153	5,159,295
Regatta XX Funding Ltd. Series 2021-2A, Class A 6.723% (CME Term SOFR 3 Month + 1.42%), 10/15/2034(b)(d)		11,084	11,095,418
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 6.704% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(b)(d)		5,449	5,451,160
Series 2021-3A, Class D 8.794% (CME Term SOFR 3 Month + 3.51%), 10/20/2034(b)(d)		3,200	3,175,530
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 6.784% (CME Term SOFR 3 Month + 1.50%), 01/20/2034(b)(d)		1,089	1,090,720
TICP CLO XV Ltd. Series 2020-15A, Class A 6.824% (CME Term SOFR 3 Month + 1.54%), 04/20/2033(b)(d)		250	250,503

Total Collateralized Loan Obligations (cost $61,923,485)			62,161,491

INFLATION-LINKED SECURITIES–1.5%
United States–1.5%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $59,766,144)		65,169	61,798,773

AGENCIES–0.9%
Agency Debentures–0.9%
Federal Home Loan Banks 4.00%, 06/30/2028		27,220	27,610,607
4.75%, 12/08/2028		8,990	9,365,782

Total Agencies (cost $36,317,211)			36,976,389

CORPORATES-NON-INVESTMENT GRADE–0.7%

Industrial–0.6%
Communications—Media–0.1%
DISH DBS Corp. 5.75%, 12/01/2028(b)		3,890	3,415,654
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	2,093	2,146,115

			5,561,769

	Principal Amount (000)		U.S. $ Value
Communications—Telecommunications–0.0%
Altice France SA 3.375%, 01/15/2028(b)	EUR	1,024	$805,269

Consumer Cyclical—Other–0.1%
Caesars Entertainment, Inc. 7.00%, 02/15/2030(b)	U.S.$	1,793	1,873,470
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(b)		2,297	2,356,216
6.125%, 04/01/2032(b)		1,315	1,354,187

			5,583,873

Consumer Non-Cyclical–0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(b)		3,900	3,634,098
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	1,420	1,511,376

			5,145,474

Energy–0.2%
Sunoco LP 7.00%, 05/01/2029(b)	U.S.$	1,508	1,576,463
7.25%, 05/01/2032(b)		2,057	2,178,816
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		1,418	1,362,046
4.50%, 04/30/2030		712	681,868

			5,799,193

Services–0.1%
APCOA Holdings GmbH 4.625%, 01/15/2027(b)	EUR	2,174	2,418,341
Block, Inc. 6.50%, 05/15/2032(b)	U.S.$	3,002	3,126,763

			5,545,104

			28,440,682

Utility–0.1%
Electric–0.1%
Vistra Corp. 7.00%, 12/15/2026(b)(c)		2,589	2,644,689

Total Corporates–Non-Investment Grade (cost $31,887,885)			31,085,371

EMERGING MARKETS—CORPORATE BONDS–0.6%

Industrial–0.5%
Basic–0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b)		2,591	2,438,779
4.50%, 01/31/2030(b)		1,724	1,537,291
CSN Resources SA 4.625%, 06/10/2031(b)		1,862	1,506,358
Volcan Cia Minera SAA 8.75%, 01/24/2030(b)		768	662,292

			6,144,720

64	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Communications—Media–0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)	U.S.$	6,552	$6,167,070

Consumer Cyclical—Other–0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		2,862	2,779,861

Energy–0.1%
Ecopetrol SA 8.625%, 01/19/2029		4,800	5,161,200
Oleoducto Central SA 4.00%, 07/14/2027(b)		319	305,123

			5,466,323

			20,557,974

Utility–0.1%
Electric–0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(b)		565	566,108

Other Utility–0.1%
Aegea Finance SARL 6.75%, 05/20/2029(b)		1,888	1,915,730

			2,481,838

Total Emerging Markets—Corporate Bonds (cost $22,831,966)			23,039,812

LOCAL GOVERNMENTS—US MUNICIPAL BONDS–0.5%
United States–0.5%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		6,821	6,379,766
State of California Series 2010 7.625%, 03/01/2040		8,520	10,661,334
University of California Series 2021-B 3.071%, 05/15/2051		7,960	5,787,514

Total Local Governments—US Municipal Bonds (cost $23,338,447)			22,828,614

QUASI-SOVEREIGNS–0.5%

Quasi-Sovereign Bonds–0.5%
Chile–0.2%
Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(b)		7,339	7,978,869

Hungary–0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(b)		4,878	5,010,633

	Principal Amount (000)		U.S. $ Value
Mexico–0.2%
Comision Federal de Electricidad 4.688%, 05/15/2029(b)	U.S.$	1,800	$1,739,034
5.70%, 01/24/2030(b)		4,505	4,514,911

			6,253,945

Total Quasi-Sovereigns (cost $18,692,249)			19,243,447

EMERGING MARKETS—SOVEREIGNS–0.1%
Dominican Republic–0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(b) (cost $3,827,000)		3,827	3,647,609

GOVERNMENTS—SOVEREIGN BONDS–0.0%
Colombia–0.0%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $2,484,196)		2,490	2,054,250

SHORT-TERM INVESTMENTS–7.0%

U.S. Treasury Bills–7.0%
United States–7.0%
U.S. Treasury Bill Zero Coupon, 10/15/2024		14,168	14,141,722
Zero Coupon, 10/24/2024		57,174	57,000,659
Zero Coupon, 10/29/2024		39,154	39,009,101
Zero Coupon, 11/12/2024		19,944	19,835,503
Zero Coupon, 01/23/2025		120,393	118,706,092
Zero Coupon, 01/30/2025		41,268	40,662,149

Total Short-Term Investments (cost $289,068,562)			289,355,226

Total Investments—108.1% (cost $4,545,491,921)			4,492,835,482

Other assets less liabilities—(8.1)%			(337,731,991)

Net Assets—100.0%			$4,155,103,491

2024 Annual Report	65

Schedule of Investments (continued)

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

U.S. Long Bond (CBT) Futures	76	December 2024	$9,438,250	$(12,583)

U.S. T-Note 2 Yr (CBT) Futures	1,461	December 2024	304,241,837	525,874

U.S. T-Note 5 Yr (CBT) Futures	3,069	December 2024	337,230,353	1,165,300

U.S. Ultra Bond (CBT) Futures	351	December 2024	46,715,906	30,794

Sold Contracts

U.S. 10 Yr Ultra Futures	156	December 2024	18,454,313	(6,717)

				$1,702,668

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America, NA	EUR	17,570	USD	19,266	10/25/2024		$(310,450)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund

USD	19,060	12/13/2029	1.537%	1 Day SOFR	Annual	$2,160,452	$1,474,941	$685,511

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $1,007,546,250 or 24.2% of net assets.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2024.
(e)	Inverse interest only security.
(f)	IO—Interest Only.
(g)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.38% of net assets as of September 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021-08/03/2023	$ 3,293,953	$3,337,783	0.08%

GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	9,489,503	9,192,283	0.22%

GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	251,644	239,341	0.01%

HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	2,964,498	2,792,342	0.07%

66	Sanford C. Bernstein Fund, Inc.

Currency Abbreviations:

EUR—Euro

USD—United States Dollar

Glossary:

ABS—Asset-Backed Securities

ARMs—Adjustable Rate Mortgages

CBT—Chicago Board of Trade

CLO—Collateralized Loan Obligations

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

REIT—Real Estate Investment Trust

REMICs—Real Estate Mortgage Investment Conduits

RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced

TIPS—Treasury Inflation Protected Security

See notes to financial statements.

2024 Annual Report	67

Statement of Assets and Liabilities—September 30, 2024

	EMERGING MARKETS PORTFOLIO	CALIFORNIA MUNICIPAL PORTFOLIO	DIVERSIFIED MUNICIPAL PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$1,192,215,903	$1,023,240,885	$5,074,969,847

Affiliated issuers	12,058,683	0	0

Foreign currencies, at value (a)	3,683,496	0	0

Cash	28,978,490	1,221,443	4,660,833

Cash collateral due from broker	2,393,000	983,650	4,802,258

Receivables:

Unaffiliated interest and dividends	2,482,530	12,385,362	59,040,856

Affiliated dividends	64,644	0	0

Investment securities sold	12,169,192	985,000	80,000

Capital shares sold	271,558	686,204	4,170,221

Receivable due from Adviser	45,937	37,026	181,280

Unrealized appreciation of interest rate swaps	0	836,369	3,856,944

Unrealized appreciation of forward currency exchange contracts	3,684,573	0	0

Other assets	92,899	0	0

Total assets	1,258,140,905	1,040,375,939	5,151,762,239

LIABILITIES

Due to custodian	29,598,823	0	0

Cash collateral due to broker	0	950,000	3,640,000

Payables:

Dividends to shareholders	0	652,425	3,235,556

Investment securities purchased and foreign currency transactions	13,892,110	6,872,750	93,398,930

Foreign capital gains taxes	6,995,824	0	0

Capital shares redeemed	544,498	187,669	4,507,736

Management fee	839,417	333,463	1,404,991

Shareholder servicing fee	204,458	65,776	300,037

Directors’ fees payable	43,171	37,026	181,280

Transfer Agent fee	30,936	7,803	43,923

Variation margin on centrally cleared swaps	0	7,965	79,849

Distribution fee	0	10,975	44,770

Terminated centrally cleared interest rate swaps	0	248,627	0

Accrued expenses	499,101	193,242	619,826

Unrealized depreciation of forward currency exchange contracts	4,119,635	0	0

Total liabilities	56,767,973	9,567,721	107,456,898

NET ASSETS	$1,201,372,932	$1,030,808,218	$5,044,305,341

Cost of investments

Unaffiliated issuers	$949,481,824	$1,029,132,086	$5,074,221,088

Affiliated issuers	12,058,683	0	0

NET ASSETS CONSIST OF:

Capital stock, at par	$41,245	$73,411	$358,696

Additional paid-in capital	1,083,384,568	1,042,682,410	5,117,714,828

Distributable earnings (accumulated loss)	117,947,119	(11,947,603)	(73,768,183)

	$1,201,372,932	$1,030,808,218	$5,044,305,341

(a) Cost: $3,686,685, $0 and $0, respectively. (Note 1)

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

68	Sanford C. Bernstein Fund, Inc.

	EMERGING MARKETS PORTFOLIO	CALIFORNIA MUNICIPAL PORTFOLIO	DIVERSIFIED MUNICIPAL PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

Emerging Markets Class/Municipal Class Shares

Net Assets	$1,113,924,111	$860,634,176	$3,927,063,660

Shares of capital stock outstanding	38,246,353	61,292,633	279,256,908

Net asset value, offering and redemption price per share	$29.12	$14.04	$14.06

Class A Shares

Net Assets		$47,614,485	$194,550,116

Shares of capital stock outstanding		3,390,320	13,824,619

Net asset value and redemption price per share		$14.04	$14.07

Sales charge—3.00% of public offering price		0.43	0.44

Maximum offering price		$14.47	$14.51

Class C Shares

Net Assets		$2,382,260	$9,618,290

Shares of capital stock outstanding		169,674	683,693

Net asset value and offering price per share		$14.04	$14.07

Advisor Class Shares

Net Assets		$120,177,297	$494,732,676

Shares of capital stock outstanding		8,558,248	35,204,991

Net asset value and offering price per share		$14.04	$14.05

Class Z Shares

Net Assets	$87,448,821		$418,340,599

Shares of capital stock outstanding	2,998,858		29,725,731

Net asset value and offering price per share	$29.16		$14.07

See Notes to Financial Statements.

2024 Annual Report	69

Statement of Assets and Liabilities—September 30, 2024 (continued)

	NEW YORK MUNICIPAL PORTFOLIO	INTERMEDIATE DURATION PORTFOLIO

ASSETS

Investments in securities, at value	$1,339,655,007	$4,492,835,482

Cash	4,419,552	166,713,402

Cash collateral due from broker	0	8,154,524

Receivables:

Interest	15,275,888	31,788,072

Investment securities sold	0	103,411,339

Capital shares sold	747,204	4,262,158

Variation margin on centrally cleared swaps	0	50,077

Receivable due from Adviser	48,377	110,387

Unrealized appreciation of interest rate swaps	1,145,747	0

Total assets	1,361,291,775	4,807,325,441

LIABILITIES

Cash collateral due to broker	1,170,000	18,000

Payables:

Dividends to shareholders	805,409	3,508,952

Investment securities purchased	11,322,848	642,066,177

Capital shares redeemed	3,078,799	1,692,583

Variation margin on futures	0	2,262,862

Management fee	425,131	1,362,963

Shareholder servicing fee	93,070	316,718

Directors’ fees payable	48,377	149,243

Variation margin on centrally cleared swaps	47,411	0

Transfer Agent fee	10,066	26,094

Distribution fee	16,385	104

Foreign capital gains taxes	0	2,928

Accrued expenses	223,487	504,876

Unrealized depreciation of forward currency exchange contracts	0	310,450

Total liabilities	17,240,983	652,221,950

NET ASSETS	$1,344,050,792	$4,155,103,491

Cost of investments	$1,346,770,496	$4,545,491,921

NET ASSETS CONSIST OF:

Capital stock, at par	$98,863	$358,655

Additional paid-in capital	1,375,447,874	4,578,822,144

Accumulated loss	(31,495,945)	(424,077,308)

	$1,344,050,792	$4,155,103,491

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

70	Sanford C. Bernstein Fund, Inc.

	NEW YORK MUNICIPAL PORTFOLIO	INTERMEDIATE DURATION PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

Municipal Class/Intermediate Duration Class Shares

Net Assets	$1,211,802,556	$4,153,599,796

Shares of capital stock outstanding	89,132,742	358,525,251

Net asset value, offering and redemption price per share	$13.60	$11.59

Class A Shares

Net Assets	$75,965,502	$602,915

Shares of capital stock outstanding	5,588,874	51,976

Net asset value and redemption price per share	$13.59	$11.60

Sales charge—3.00% for New York Municipal Portfolio, 4.25% for Intermediate Duration Portfolio of public offering price	0.42	0.51

Maximum offering price	$14.01	$12.11

Class C Shares

Net Assets	$2,363,348

Shares of capital stock outstanding	173,880

Net asset value and offering price per share	$13.59

Advisor Class Shares

Net Assets	$53,919,386	$891,982

Shares of capital stock outstanding	3,967,849	76,957.00

Net asset value and offering price per share	$13.59	$11.59

Class Z Shares

Net Assets		$8,798

Shares of capital stock outstanding		759

Net asset value and offering price per share		$11.59

See Notes to Financial Statements.

2024 Annual Report	71

Statement of Operations—for the year ended September 30, 2024

	EMERGING MARKETS PORTFOLIO	CALIFORNIA MUNICIPAL PORTFOLIO	DIVERSIFIED MUNICIPAL PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$12,569	$34,259,268	$173,966,904

Dividends

Unaffiliated issuers (a)	31,408,272	0	0

Affiliated issuers	776,518	0	0

Foreign withholding tax reclaim (see Note 1D)	316,017	0	0

Other income	0	2,313	17,338

Total income	32,513,376	34,261,581	173,984,242

Expenses:

Management fee (see Note 2A)	10,525,149	4,306,743	18,175,335

Shareholder servicing fee (see Note 2B)	2,548,483	853,213	3,847,552

Custody and accounting fees	496,882	106,655	227,913

Transfer Agent fee—Non-Retail Class	239,013	27,912	123,567

Transfer Agent fee—Class A	0	14,489	78,158

Transfer Agent fee—Class C	0	836	3,867

Transfer Agent fee—Advisor Class	0	35,154	184,183

Transfer Agent fee—Class Z	17,739	0	87,874

Distribution fees—Class A	0	115,898	512,883

Distribution fees—Class C	0	25,746	99,819

Directors’ fees and expenses	98,409	89,730	438,186

Legal fees	64,233	63,994	266,254

Auditing and tax fees	74,242	35,227	152,139

Printing fees	76,147	33,340	106,992

Registration fees	40,539	42,515	128,282

Miscellaneous	62,863	88,598	254,630

Total expenses	14,243,699	5,840,050	24,687,634

Less: expenses waived and reimbursed by the Adviser (see Note 2A, 2B, 2E and 2G)	(65,719)	(37,026)	(181,280)

Net expenses	14,177,980	5,803,024	24,506,354

Net investment income	18,335,396	28,458,557	149,477,888

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (b)	21,554,366	(3,305,417)	(44,714,573)

Forward currency exchange contracts	8,040,517	0	0

Swaps	0	5,903,775	28,273,414

Foreign currency transactions	(1,222,697)	0	0

Net realized gain (loss) on investment and foreign currency transactions	28,372,186	2,598,358	(16,441,159)

Net change in unrealized appreciation (depreciation) of:

Investments (c)	182,596,090	52,801,288	288,308,021

Forward currency exchange contracts	(1,892,319)	0	0

Swaps	0	(5,439,272)	(30,413,965)

Foreign currency denominated assets and liabilities	62,205	0	0

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	180,765,976	47,362,016	257,894,056

Net realized and unrealized gain on investment and foreign currency transactions	209,138,162	49,960,374	241,452,897

Net increase in net assets resulting from operations	$227,473,558	$78,418,931	$390,930,785

(a) Net of foreign withholding taxes of $4,131,980, $0 and $0 for the Emerging Markets Portfolio, California Municipal Portfolio and Diversified Municipal Portfolio, respectively.

(b) Net of foreign realized capital gains taxes of $2,414,762, $0 and $0 for the Emerging Markets Portfolio, California Municipal Portfolio and Diversified Municipal Portfolio, respectively.

(c) Net of decrease in accrued foreign capital gains taxes on unrealized gains of $5,661,987, $0 and $0 for the Emerging Markets Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio, respectively.

See Notes to Financial Statements.

72	Sanford C. Bernstein Fund, Inc.

	NEW YORK MUNICIPAL PORTFOLIO	INTERMEDIATE DURATION PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$43,808,575	$175,111,441

Dividends	0	3,194,064

Other income	0	190

Total income	43,808,575	178,305,695

Expenses:

Management fee (see Note 2A)	5,570,987	16,078,512

Shareholder servicing fee (see Note 2B)	1,212,489	3,705,912

Custody and accounting fees	118,521	210,458

Transfer Agent fee—Non-Retail Class	38,697	201,679

Transfer Agent fee—Class A	33,562	8,331

Transfer Agent fee—Class C	1,215	0

Transfer Agent fee—Advisor Class	25,200	10,706

Transfer Agent fee—Class Z	0	6

Distribution fees—Class A	195,828	1,316

Distribution fees—Class C	26,961	0

Directors’ fees and expenses	118,357	334,818

Legal fees	78,593	198,959

Auditing and tax fees	45,290	129,218

Registration fees	66,768	90,352

Printing fees	33,997	52,614

Miscellaneous	70,783	133,527

Total expenses	7,637,248	21,156,408

Less: expenses waived and reimbursed by the Adviser (see Note 2A, 2B, 2D and 2G)	(48,377)	(141,113)

Net expenses	7,588,871	21,015,295

Net investment income	36,219,704	157,290,400

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions	(8,418,541)	(44,083,865)

Forward currency exchange contracts	0	75,653

Futures	0	8,051,594

Swaps	8,589,809	90,661

Foreign currency transactions	0	139,377

Net realized gain (loss) on investment transactions	171,268	(35,726,580)

Net change in unrealized appreciation (depreciation) of:

Investments	73,546,862	288,518,542

Forward currency exchange contracts	0	(1,371,538)

Futures	0	11,874,053

Swaps	(9,451,686)	(377,870)

Foreign currency denominated assets and liabilities	0	50,623

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	64,095,176	298,693,810

Net realized and unrealized gain on investment and foreign currency transactions	64,266,444	262,967,230

Net increase in net assets resulting from operations	$100,486,148	$420,257,630

See Notes to Financial Statements.

2024 Annual Report	73

Statement of Changes in Net Assets

	EMERGING MARKETS PORTFOLIO		CALIFORNIA MUNICIPAL PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$18,335,396	$14,262,792	$28,458,557	$26,245,798

Net realized gain (loss) on investment and foreign currency transactions	28,372,186	(131,353,630)	2,598,358	(1,231,687)

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	180,765,976	247,184,966	47,362,016	10,371,353

Net increase in net assets resulting from operations	227,473,558	130,094,128	78,418,931	35,385,464

Distributions to shareholders (a)	(18,118,606)	(14,810,926)	(28,900,123)	(27,699,977)

Capital-share transactions:

Net proceeds from sales of shares	99,207,219	126,490,994	437,234,295	500,501,953

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	14,277,763	12,035,795	20,964,991	20,012,002

Total proceeds from shares sold	113,484,982	138,526,789	458,199,286	520,513,955

Cost of shares redeemed	(168,720,338)	(230,579,287)	(462,131,586)	(644,874,519)

Net decrease in net assets from capital-share transactions	(55,235,356)	(92,052,498)	(3,932,300)	(124,360,564)

Net increase (decrease) in net assets	154,119,596	23,230,704	45,586,508	(116,675,077)

NET ASSETS:

Beginning of period	1,047,253,336	1,024,022,632	985,221,710	1,101,896,787

End of period	$1,201,372,932	$1,047,253,336	$1,030,808,218	$985,221,710

(a) See page 77 for share class information on dividend distributions for the Emerging Markets and California Municipal Portfolios.

See Notes to Financial Statements.

74	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO		NEW YORK MUNICIPAL PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$149,477,888	$135,478,038	$36,219,704	$32,973,912

Net realized gain (loss) on investment transactions	(16,441,159)	(37,941,189)	171,268	(2,916,573)

Net change in unrealized appreciation (depreciation) of investments	257,894,056	57,806,862	64,095,176	12,947,918

Contributions from affiliates (see Note 2E)	0	0	0	338

Net increase in net assets resulting from operations	390,930,785	155,343,711	100,486,148	43,005,595

Distributions to shareholders (a)	(147,262,808)	(137,506,921)	(35,745,295)	(33,808,753)

Capital-share transactions:

Net proceeds from sales of shares	1,627,801,762	1,744,549,014	496,131,077	586,846,724

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	105,817,259	99,358,117	26,895,400	25,071,565

Total proceeds from shares sold	1,733,619,021	1,843,907,131	523,026,477	611,918,289

Cost of shares redeemed	(1,878,336,352)	(2,435,940,592)	(584,998,456)	(720,277,303)

Net decrease in net assets from capital-share transactions	(144,717,331)	(592,033,461)	(61,971,979)	(108,359,014)

Net increase (decrease) in net assets	98,950,646	(574,196,671)	2,768,874	(99,162,172)

NET ASSETS:

Beginning of period	4,945,354,695	5,519,551,366	1,341,281,918	1,440,444,090

End of period	$5,044,305,341	$4,945,354,695	$1,344,050,792	$1,341,281,918

(a) See page 77 for share class information on dividend distributions for the Diversified Municipal and New York Municipal Portfolios.

See Notes to Financial Statements.

2024 Annual Report	75

Statement of Changes in Net Assets (continued)

	INTERMEDIATE DURATION PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$157,290,400	$112,808,559

Net realized loss on investment and foreign currency transactions	(35,726,580)	(202,738,642)

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities and other assets and liabilities	298,693,810	95,701,716

Net increase in net assets resulting from operations	420,257,630	5,771,633

Distributions to shareholders (a)	(157,150,760)	(114,225,211)

Capital-share transactions:

Net proceeds from sales of shares	974,336,981	658,939,419

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	116,531,402	82,884,093

Total proceeds from shares sold	1,090,868,383	741,823,512

Cost of shares redeemed	(471,654,569)	(451,138,552)

Net increase in net assets from capital-share transactions	619,213,814	290,684,960

Net increase in net assets	882,320,684	182,231,382

NET ASSETS:

Beginning of period	3,272,782,807	3,090,551,425

End of period	$4,155,103,491	$3,272,782,807

(a) See page 77 for share class information on dividend distributions for the Intermediate Duration Portfolio.

See Notes to Financial Statements.

76	Sanford C. Bernstein Fund, Inc.

	EMERGING MARKETS PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

Distributions to shareholders:

Emerging Markets Class	$(16,217,175)	$(12,145,220)

Class Z	(1,901,431)	(2,665,706)

	$(18,118,606)	$(14,810,926)

	CALIFORNIA MUNICIPAL PORTFOLIO		DIVERSIFIED MUNICIPAL PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

Distributions to shareholders:

Municipal Class	$(24,325,394)	$(23,238,751)	$(113,727,803)	$(107,125,212)

Class A	(1,234,267)	(1,167,846)	(5,661,410)	(5,753,554)

Class C	(49,162)	(56,580)	(200,681)	(202,683)

Advisor Class	(3,291,300)	(3,236,800)	(14,600,972)	(12,061,867)

Class Z	0	0	(13,071,942)	(12,363,605)

	$(28,900,123)	$(27,699,977)	$(147,262,808)	$(137,506,921)

	NEW YORK MUNICIPAL PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

Distributions to shareholders:

Municipal Class	$(32,190,707)	$(30,269,371)

Class A	(1,922,062)	(1,973,811)

Class C	(45,728)	(67,311)

Advisor Class	(1,586,798)	(1,498,260)

	$(35,745,295)	$(33,808,753)

	INTERMEDIATE DURATION PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

Distributions to shareholders:

Intermediate Duration Portfolio	$(157,101,198)	$(114,202,494)

Class A	(20,530)	(17,125)

Advisor Class	(28,675)	(5,291)

Class Z	(357)	(301)

	$(157,150,760)	$(114,225,211)

See Notes to Financial Statements.

2024 Annual Report	77

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	EMERGING MARKETS PORTFOLIO EMERGING MARKETS CLASS

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$24.14	$21.77	$33.43	$27.17	$26.03

Income from investment operations:

Investment income, net (a)(b)	.43	.31	.38	.50	.32

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.97	2.37	(9.10)	6.32	1.26

Contributions from affiliates	0	0	0	0	.00 (c)

Total from investment operations	5.40	2.68	(8.72)	6.82	1.58

Less dividends and distributions:

Dividends from net investment income	(.42)	(.31)	(.66)	(.56)	(.44)

Distributions from net realized gain on investment transactions	0	0	(2.28)	0	0

Total dividends and distributions	(.42)	(.31)	(2.94)	(.56)	(.44)

Net asset value, end of period	$29.12	$24.14	$21.77	$33.43	$27.17

Total return

Total investment return based on net asset value (d)(e)	22.73%	12.33%	(28.60)%	25.20%	6.04%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$1,113,924	$951,154	$871,486	$1,225,396	$1,056,249

Average net assets (000 omitted)	$1,019,393	$978,225	$1,120,511	$1,252,078	$1,085,654

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.30%	1.30%	1.28%	1.28%	1.29%

Expenses, before waivers/reimbursements	1.30%	1.30%	1.29%	1.28%	1.30%

Net investment income (b)	1.65%	1.28%	1.34%	1.50%	1.22%

Portfolio turnover rate	74%	58%	57%	68%	85%

See Footnote Summary on page 96.

See Notes to Financial Statements.

78	Sanford C. Bernstein Fund, Inc.

	EMERGING MARKETS PORTFOLIO CLASS Z

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$24.18	$21.81	$33.50	$27.22	$26.08

Income From investment operations:

Net investment income (a)(b)	.45	.30	.45	.59	.39

Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.01	2.45	(9.11)	6.32	1.26

Contributions from affiliates	0	0	0	0	.00 (c)

Total from investment operations	5.46	2.75	(8.66)	6.91	1.65

Less dividends and distributions:

Dividends from net investment income	(.48)	(.38)	(.75)	(.63)	(.51)

Distributions from net realized gain on investment transactions	0	0	(2.28)	0	0

Total dividends and distributions	(.48)	(.38)	(3.03)	(.63)	(.51)

Net asset value, end of period	$29.16	$24.18	$21.81	$33.50	$27.22

Total Return

Total investment return based on net asset value (d)(e)	22.96%	12.60%	(28.43)%	25.56%	6.33%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$87,449	$96,099	$152,537	$219,793	$181,910

Average net assets (000 omitted)	$88,517	$137,783	$198,222	$220,989	$178,143

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.08%	1.04%	1.03%	1.03%	1.04%

Expenses, before waivers/reimbursements	1.09%	1.05%	1.04%	1.03%	1.04%

Net investment income (b)	1.74%	1.24%	1.57%	1.76%	1.50%

Portfolio turnover rate	74%	58%	57%	68%	85%

See Footnote Summary on page 96.

See Notes to Financial Statements.

2024 Annual Report	79

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	CALIFORNIA MUNICIPAL PORTFOLIO MUNICIPAL CLASS

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.36		$13.28	$14.60	$14.52	$14.44

Income from investment operations:

Investment income, net (a)	.39	(b)	.33	.25	.24	.29

Net realized and unrealized gain (loss) on investment transactions	.68		.10	(1.33)	.08	.08

Total from investment operations	1.07		.43	(1.08)	.32	.37

Less dividends:

Dividends from net investment income	(.39)		(.35)	(.24)	(.24)	(.29)

Net asset value, end of period	$14.04		$13.36	$13.28	$14.60	$14.52

Total return

Total investment return based on net asset value (d)	8.12%		3.23%	(7.46)%	2.21%	2.59%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$860,634		$831,102	$938,638	$1,228,752	$1,243,747

Average net assets (000 omitted)	$853,205		$903,282	$1,116,698	$1,252,402	$1,222,654

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.57%		.57%	.55%	.54%	.55%

Expenses, before waivers/reimbursements	.57%		.57%	.55%	.54%	.55%

Net investment income	2.81%	(b)	2.44%	1.76%	1.66%	1.98%

Portfolio turnover rate	39%		31%	23%	27%	16%

See Footnote Summary on page 96.

See Notes to Financial Statements.

80	Sanford C. Bernstein Fund, Inc.

	CALIFORNIA MUNICIPAL PORTFOLIO CLASS A

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.36		$13.28	$14.60	$14.52	$14.44

Income from investment operations:

Net investment income (a)	.36	(b)	.31	.22	.22	.26

Net realized and unrealized gain (loss) on investment transactions	.69		.09	(1.33)	.07	.08

Total from investment operations	1.05		.40	(1.11)	.29	.34

Less dividends:

Dividends from net investment income	(.37)		(.32)	(.21)	(.21)	(.26)

Net asset value, end of period	$14.04		$13.36	$13.28	$14.60	$14.52

Total Return

Total investment return based on net asset value (d)	7.91%		3.03%	(7.63)%	2.03%	2.39%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$47,615		$43,223	$57,141	$76,220	$82,318

Average net assets (000 omitted)	$46,359		$49,135	$64,530	$83,485	$79,385

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.75%		.76%	.73%	.73%	.73%

Expenses, before waivers/reimbursements	.75%		.76%	.73%	.73%	.73%

Net investment income	2.63%	(b)	2.24%	1.57%	1.48%	1.79%

Portfolio turnover rate	39%		31%	23%	27%	16%

See Footnote Summary on page 96.

See Notes to Financial Statements.

2024 Annual Report	81

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	CALIFORNIA MUNICIPAL PORTFOLIO CLASS C

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.36		$13.28	$14.59	$14.52	$14.44

Income From Investment Operations

Net investment income (a)	.26	(b)	.20	.12	.11	.15

Net realized and unrealized gain (loss) on investment transactions	.68		.10	(1.32)	.06	.08

Total from investment operations	.94		.30	(1.20)	.17	.23

Less: dividends

Dividends from net investment income	(.26)		(.22)	(.11)	(.10)	(.15)

Net asset value, end of period	$14.04		$13.36	$13.28	$14.59	$14.52

Total Return

Total investment return based on net asset value (d)	7.11%		2.25%	(8.26)%	1.19%	1.62%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$2,382		$3,257	$3,652	$4,828	$6,586

Average net assets (000 omitted)	$2,575		$3,463	$4,376	$5,934	$9,405

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.50%		1.51%	1.49%	1.48%	1.48%

Expenses, before waivers/reimbursements	1.51%		1.51%	1.49%	1.48%	1.48%

Net investment income	1.87%	(b)	1.50%	.82%	.73%	1.05%

Portfolio turnover rate	39%		31%	23%	27%	16%

See Footnote Summary on page 96.

See Notes to Financial Statements.

82	Sanford C. Bernstein Fund, Inc.

	CALIFORNIA MUNICIPAL PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.36		$13.28	$14.60	$14.52	$14.44

Income From Investment Operations

Net investment income (a)	.40	(b)	.34	.26	.25	.29

Net realized and unrealized gain (loss) on investment transactions	.68		.10	(1.33)	.08	.08

Total from investment operations	1.08		.44	(1.07)	.33	.37

Less dividends:

Dividends from net investment income	(.40)		(.36)	(.25)	(.25)	(.29)

Net asset value, end of period	$14.04		$13.36	$13.28	$14.60	$14.52

Total Return

Total investment return based on net asset value (d)	8.19%		3.28%	(7.40)%	2.28%	2.65%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$120,177		$107,640	$102,466	$82,692	$60,140

Average net assets (000 omitted)	$112,992		$123,025	$85,505	$70,376	$46,691

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.50%		.51%	.48%	.48%	.49%

Expenses, before waivers/reimbursements	.50%		.51%	.48%	.48%	.49%

Net investment income	2.88%	(b)	2.50%	1.86%	1.71%	2.03%

Portfolio turnover rate	39%		31%	23%	27%	16%

See Footnote Summary on page 96.

See Notes to Financial Statements.

2024 Annual Report	83

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	DIVERSIFIED MUNICIPAL PORTFOLIO MUNICIPAL CLASS

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.39		$13.37	$14.80	$14.67	$14.57

Income from investment operations:

Investment income, net (a)	.41	(b)	.35	.28	.28	.33

Net realized and unrealized gain (loss) on investment transactions	.67		.03	(1.44)	.13	.10

Total from investment operations	1.08		.38	(1.16)	.41	.43

Less dividends:

Dividends from net investment income	(.41)		(.36)	(.27)	(.28)	(.33)

Net asset value, end of period	$14.06		$13.39	$13.37	$14.80	$14.67

Total return

Total investment return based on net asset value (d)	8.15%		2.80%	(7.89)%	2.79%	2.99%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$3,927,063		$3,824,089	$4,296,196	$5,390,502	$5,035,751

Average net assets (000 omitted)	$3,847,503		$4,105,175	$5,011,517	$5,276,753	$5,013,687

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.50%		.50%	.47%	.47%	.47%

Expenses, before waivers/reimbursements	.50%		.50%	.47%	.47%	.47%

Net investment income	3.00%	(b)	2.57%	1.96%	1.89%	2.26%

Portfolio turnover rate	43%		24%	15%	22%	20%

See Footnote Summary on page 96.

See Notes to Financial Statements.

84	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO CLASS A

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.40		$13.38	$14.81	$14.68	$14.58

Income from investment operations

Investment income, net (a)	.39	(b)	.32	.25	.25	.30

Net realized and unrealized gain (loss) on investment transactions	.66		.03	(1.43)	.13	.10

Total from investment operations	1.05		.35	(1.18)	.38	.40

Less dividends:

Dividends from net investment income	(.38)		(.33)	(.25)	(.25)	(.30)

Net asset value, end of period	$14.07		$13.40	$13.38	$14.81	$14.68

Total return

Total investment return based on net asset value (d)	7.93%		2.59%	(8.06)%	2.59%	2.78%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$194,550		$215,352	$261,936	$349,953	$271,074

Average net assets (000 omitted)	$205,151		$239,010	$303,281	$319,098	$248,192

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.69%		.69%	.65%	.66%	.67%

Expenses, before waivers/reimbursements	.69%		.69%	.65%	.66%	.67%

Net investment income	2.80%	(b)	2.37%	1.77%	1.69%	2.04%

Portfolio turnover rate	43%		24%	15%	22%	20%

See Footnote Summary on page 96.

See Notes to Financial Statements.

2024 Annual Report	85

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	DIVERSIFIED MUNICIPAL PORTFOLIO CLASS C

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.40		$13.37	$14.81	$14.68	$14.57

Income From Investment Operations

Net investment income (a)	.28	(b)	.22	.15	.14	.19

Net realized and unrealized gain (loss) on investment transactions	.67		.04	(1.45)	.13	.11

Total from investment operations	.95		.26	(1.30)	.27	.30

Less: dividends

Dividends from net investment income	(.28)		(.23)	(.14)	(.14)	(.19)

Net asset value, end of period	$14.07		$13.40	$13.37	$14.81	$14.68

Total Return

Total investment return based on net asset value (d)	7.13%		1.90%	(8.81)%	1.82%	2.07%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$9,618		$10,185	$13,576	$18,542	$34,743

Average net assets (000 omitted)	$9,982		$12,234	$15,772	$28,338	$39,529

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.44%		1.44%	1.40%	1.41%	1.43%

Expenses, before waivers/reimbursements	1.44%		1.44%	1.40%	1.41%	1.43%

Net investment income	2.05%	(b)	1.62%	1.02%	.96%	1.30%

Portfolio turnover rate	43%		24%	15%	22%	20%

See Footnote Summary on page 96.

See Notes to Financial Statements.

86	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.38		$13.36	$14.79	$14.66	$14.55

Income from investment operations

Investment income, net (a)	.42	(b)	.36	.29	.29	.33

Net realized and unrealized gain (loss) on investment transactions	.67		.02	(1.44)	.13	.11

Total from investment operations	1.09		.38	(1.15)	.42	.44

Less dividends:

Dividends from net investment income	(.42)		(.36)	(.28)	(.29)	(.33)

Net asset value, end of period	$14.05		$13.38	$13.36	$14.79	$14.66

Total return

Total investment return based on net asset value (d)	8.22%		2.85%	(7.84)%	2.85%	3.11%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$494,733		$445,885	$477,015	$456,386	$377,082

Average net assets (000 omitted)	$483,738		$453,119	$467,739	$419,891	$332,267

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.44%		.44%	.40%	.41%	.43%

Expenses, before waivers/reimbursements	.44%		.44%	.40%	.41%	.43%

Net investment income	3.06%	(b)	2.62%	2.04%	1.94%	2.29%

Portfolio turnover rate	43%		24%	15%	22%	20%

See Footnote Summary on page 96.

See Notes to Financial Statements.

2024 Annual Report	87

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	DIVERSIFIED MUNICIPAL PORTFOLIO CLASS Z

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.40		$13.38	$14.81	$14.68	$14.58

Income from investment operations

Investment income, net (a)	.43	(b)	.36	.29	.29	.34

Net realized and unrealized gain (loss) on investment transactions	.66		.03	(1.44)	.13	.10

Total from investment operations	1.09		.39	(1.15)	.42	.44

Less: dividends

Dividends from net investment income	(.42)		(.37)	(.28)	(.29)	(.34)

Net asset value, end of period	$14.07		$13.40	$13.38	$14.81	$14.68

Total return

Total investment return based on net asset value (d)	8.23%		2.88%	(7.81)%	2.87%	3.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$418,341		$449,844	$470,829	$505,365	$509,910

Average net assets (000 omitted)	$430,653		$459,325	$500,681	$485,522	$590,892

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.41%		.41%	.39%	.38%	.39%

Expenses, before waivers/reimbursements	.41%		.41%	.39%	.38%	.39%

Net investment income	3.08%	(b)	2.65%	2.05%	1.97%	2.34%

Portfolio turnover rate	43%		24%	15%	22%	20%

See Footnote Summary on page 96.

See Notes to Financial Statements.

88	Sanford C. Bernstein Fund, Inc.

	NEW YORK MUNICIPAL PORTFOLIO MUNICIPAL CLASS

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$12.96		$12.88		$14.25	$14.04	$14.18

Income from investment operations:

Investment income, net (a)	.36	(b)	.31		.26	.27	.30

Net realized and unrealized gain (loss) on investment transactions	.64		.08		(1.37)	.20	(.13)

Contributions from affiliates	0		.00	(c)	0	0	0

Total from investment operations	1.00		.39		(1.11)	.47	.17

Less dividends:

Dividends from net investment income	(.36)		(.31)		(.26)	(.26)	(.31)

Net asset value, end of period	$13.60		$12.96		$12.88	$14.25	$14.04

Total return

Total investment return based on net asset value (d)	7.75%		3.07%		(7.89)%	3.38%	1.22%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$1,211,803		$1,195,461		$1,277,132	$1,606,925	$1,585,884

Average net assets (000 omitted)	$1,212,475		$1,258,015		$1,497,091	$1,623,786	$1,599,889

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.55%		.56%		.54%	.53%	.54%

Expenses, before waivers/reimbursements	.55%		.56%		.54%	.53%	.54%

Net investment income	2.69%	(b)	2.35%		1.90%	1.86%	2.17%

Portfolio turnover rate	33%		20%		14%	18%	18%

See Footnote Summary on page 96.

See Notes to Financial Statements.

2024 Annual Report	89

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	NEW YORK MUNICIPAL PORTFOLIO CLASS A

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$12.95		$12.88		$14.25	$14.03	$14.17

Income from investment operations:

Net investment income (a)	.33	(b)	.28		.23	.24	.28

Net realized and unrealized gain (loss) on investment transactions	.64		.08		(1.37)	.22	(.14)

Contributions from affiliates	0		.00	(c)	0	0	0

Total from investment operations	.97		.36		(1.14)	.46	.14

Less dividends:

Dividends from net investment income	(.33)		(.29)		(.23)	(.24)	(.28)

Net asset value, end of period	$13.59		$12.95		$12.88	$14.25	$14.03

Total Return

Total investment return based on net asset value (d)	7.54%		2.78%		(8.07)%	3.26%	1.03%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$75,966		$79,542		$96,286	$116,552	$117,874

Average net assets (000 omitted)	$78,331		$89,695		$105,328	$117,041	$119,315

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.74%		.76%		.73%	.73%	.72%

Expenses, before waivers/reimbursements	.75%		.76%		.73%	.73%	.72%

Net investment income	2.50%	(b)	2.14%		1.71%	1.67%	1.98%

Portfolio turnover rate	33%		20%		14%	18%	18%

See Footnote Summary on page 96.

See Notes to Financial Statements.

90	Sanford C. Bernstein Fund, Inc.

	NEW YORK MUNICIPAL PORTFOLIO CLASS C

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$12.95		$12.88		$14.25	$14.03	$14.17

Income From Investment Operations

Net investment income (a)	.23	(b)	.18		.13	.13	.17

Net realized and unrealized gain (loss) on investment transactions	.64		.08		(1.37)	.22	(.13)

Contributions from affiliates	0		.00	(c)	0	0	0

Total from investment operations	.87		.26		(1.24)	.35	.04

Less: dividends

Dividends from net investment income	(.23)		(.19)		(.13)	(.13)	(.18)

Net asset value, end of period	$13.59		$12.95		$12.88	$14.25	$14.03

Total Return

Total investment return based on net asset value (d)	6.73%		2.01%		(8.76)%	2.47%	.27%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$2,363		$3,597		$5,515	$8,982	$19,813

Average net assets (000 omitted)	$2,696		$4,655		$7,393	$15,076	$23,921

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.50%		1.51%		1.48%	1.48%	1.48%

Expenses, before waivers/reimbursements	1.50%		1.51%		1.48%	1.48%	1.48%

Net investment income	1.74%	(b)	1.38%		.95%	.93%	1.23%

Portfolio turnover rate	33%		20%		14%	18%	18%

See Footnote Summary on page 96.

See Notes to Financial Statements.

2024 Annual Report	91

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	NEW YORK MUNICIPAL PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$12.95		$12.88		$14.24	$14.03	$14.17

Income From Investment Operations

Net investment income (a)	.37	(b)	.32		.27	.27	.31

Net realized and unrealized gain (loss) on investment transactions	.63		.07		(1.36)	.21	(.13)

Contributions from affiliates	0		.00	(c)	0	0	0

Total from investment operations	1.00		.39		(1.09)	.48	.18

Less dividends:

Dividends from net investment income	(.36)		(.32)		(.27)	(.27)	(.32)

Net asset value, end of period	$13.59		$12.95		$12.88	$14.24	$14.03

Total Return

Total investment return based on net asset value (d)	7.81%		3.04%		(7.77)%	3.44%	1.28%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$53,919		$62,682		$61,511	$67,388	$64,546

Average net assets (000 omitted)	$58,761		$61,081		$64,326	$62,323	$63,077

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.49%		.51%		.48%	.48%	.47%

Expenses, before waivers/reimbursements	.50%		.51%		.48%	.48%	.47%

Net investment income	2.74%	(b)	2.40%		1.96%	1.91%	2.22%

Portfolio turnover rate	33%		20%		14%	18%	18%

See Footnote Summary on page 96.

See Notes to Financial Statements.

92	Sanford C. Bernstein Fund, Inc.

	INTERMEDIATE DURATION PORTFOLIO INTERMEDIATE DURATION CLASS

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$10.79		$11.13	$13.49	$14.02	$13.54

Income from investment operations:

Investment income, net (a)	.47	(b)	.39	.21	.25	.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.80		(.34)	(2.23)	(.28)	.51

Contributions from affiliates	0		0	0	0	0

Total from investment operations	1.27		.05	(2.02)	(.03)	.86

Less dividends and distributions:

Dividends from net investment income	(.47)		(.39)	(.21)	(.26)	(.38)

Distributions from net realized gain on investment transactions	0		0	(.13)	(.24)	0

Total dividends and distributions	(.47)		(.39)	(.34)	(.50)	(.38)

Net asset value, end of period	$11.59		$10.79	$11.13	$13.49	$14.02

Total return

Total investment return based on net asset value (d)	12.04%		.43%	(15.25)%	(.23)%	6.35%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$4,153,600		$3,271,751	$3,089,962	$3,845,735	$3,696,937

Average net assets (000 omitted)	$3,705,904		$3,218,725	$3,542,155	$3,818,467	$3,503,078

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.57%		.58%	.56%	.56%	.57%

Expenses, before waivers/reimbursements	.57%		.58%	.56%	.56%	.57%

Net investment income	4.24%	(b)	3.50%	1.65%	1.81%	2.54%

Portfolio turnover rate (f)	195%		187%	122%	123%	72%

See Footnote Summary on page 96.

See Notes to Financial Statements.

2024 Annual Report	93

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERMEDIATE DURATION PORTFOLIO CLASS A

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$10.80		$11.14	$13.50	$14.03	$13.55

Income from investment operations:

Net investment income (a)	.44	(b)	.35 (b)	.16 (b)	.18 (b)	.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.80		(.34)	(2.22)	(.29)	.52

Total from investment operations	1.24		.01	(2.06)	(.11)	.67

Less dividends and distributions:

Dividends from net investment income	(.44)		(.35)	(.17)	(.18)	(.19)

Distributions from net realized gain on investment transactions	0		0	(.13)	(.24)	0

Total dividends and distributions	(.44)		(.35)	(.30)	(.42)	(.19)

Net asset value, end of period	$11.60		$10.80	$11.14	$13.50	$14.03

Total Return

Total investment return based on net asset value (d)	11.65%		.10%	(15.54)%	(.86)%	5.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$602		$481	$572	$1,741	$693

Average net assets (000 omitted)	$526		$537	$746	$1,438	$170

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.90%		.91%	.90%	1.03%	1.82%

Expenses, before waivers/reimbursements	2.53%		6.62%	5.51%	3.95%	1.82%

Net investment income	3.91%	(b)	3.14% (b)	1.26% (b)	1.29% (b)	1.11%

Portfolio turnover rate (f)	195%		187%	122%	123%	72%

See Footnote Summary on page 96.

See Notes to Financial Statements.

94	Sanford C. Bernstein Fund, Inc.

	INTERMEDIATE DURATION PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$10.79		$11.13	$13.49	$14.03	$13.55

Income From Investment Operations

Net investment income (a)	.47	(b)	.40 (b)	.20 (b)	.21 (b)	.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.80		(.36)	(2.23)	(.29)	.51

Total from investment operations	1.27		.04	(2.03)	(.08)	.71

Less dividends:

Dividends from net investment income	(.47)		(.38)	(.20)	(.22)	(.23)

Distributions from net realized gain on investment transactions	0		0	(.13)	(.24)	0

Total dividends and distributions	(.47)		(.38)	(.33)	(.46)	(.23)

Net asset value, end of period	$11.59		$10.79	$11.13	$13.49	$14.03

Total Return

Total investment return based on net asset value (d)	11.94%		.36%	(15.33)%	(.62)%	5.28%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$892		$543	$9	$11	$11

Average net assets (000 omitted)	$689		$139	$11	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.65%		.66%	.66%	.86%	1.64%

Expenses, before waivers/reimbursements	2.09%		5.32%	5.53%	3.36%	1.64%

Net investment income	4.17%	(b)	3.71% (b)	1.60% (b)	1.51% (b)	1.47%

Portfolio turnover rate (f)	195%		187%	122%	123%	72%

See Footnote Summary on page 96.

See Notes to Financial Statements.

2024 Annual Report	95

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERMEDIATE DURATION PORTFOLIO CLASS Z

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$10.79		$11.13		$13.49	$14.03	$13.55

Income From investment operations:

Net investment income (a)	.47	(b)	.39	(b)	.21 (b)	.24 (b)	.31

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.81		(.33)		(2.23)	(.29)	.51

Total from investment operations	1.28		.06		(2.02)	(.05)	.82

Less: dividends

Dividends from net investment income	(.48)		(.40)		(.21)	(.25)	(.34)

Distributions from net realized gain on investment transactions	0		0		(.13)	(.24)	0

Total dividends and distributions	(.48)		(.40)		(.34)	(.49)	(.34)

Net asset value, end of period	$11.59		$10.79		$11.13	$13.49	$14.03

Total Return

Total investment return based on net asset value (d)	12.05%		.47%	(g)	(15.26)% (g)	(.40)%	6.16%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$9		$8		$8	$10	$10

Average net assets (000 omitted)	$8		$8		$9	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.57%		.57%		.57%	.63%	.82%

Expenses, before waivers/reimbursements	.83%		3.50%		3.01%	1.87%	.82%

Net investment income	4.23%	(b)	3.50%	(b)	1.69% (b)	1.74% (b)	2.30%

Portfolio turnover rate (f)	195%		187%		122%	123%	72%

(a)	Based on average shares outstanding.
(b)	Net of expenses waived by the Adviser.
(c)	Amount is less than $.005.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the Emerging Markets Portfolio for the years ended September 30, 2023, September 30, 2022 and September 30, 2020, by 0.01%, 0.07% and 0.32%, respectively.
(f)	The Portfolio accounts for dollar roll transactions as purchases and sales.
(g)	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

96	Sanford C. Bernstein Fund, Inc.

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Sanford C. Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of 9 portfolios (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”) with the following share classes offered:

EMERGING MARKETS PORTFOLIO	SHARE CLASSES OFFERED

Emerging Markets	Emerging Markets Class* and Class Z

FIXED INCOME MUNICIPAL PORTFOLIOS

California Municipal	Municipal Class*, Class A, Class C and Advisor Class

Diversified Municipal	Municipal Class*, Class A, Class C, Advisor Class and Class Z

New York Municipal	Municipal Class*, Class A, Class C and Advisor Class

FIXED INCOME TAXABLE PORTFOLIO

Intermediate Duration	Intermediate Duration Class*, Class A, Advisor Class and Class Z

*	Bernstein Class

OVERLAY PORTFOLIOS

Overlay A	Class 1 and Class 2

Tax-Aware Overlay A	Class 1 and Class 2

Overlay B	Class 1 and Class 2

Tax-Aware Overlay B	Class 1 and Class 2

Each Portfolio has its own investment objectives. This report relates only to the Emerging Markets Portfolio, Fixed Income Municipal Portfolios and Fixed Income Taxable Portfolios (together the “SCB Portfolios”). The financial statements of the Overlay Portfolios are presented in separate financial reports. Class B and Class T shares of the Fixed Income Municipal Portfolios have been authorized but currently are not offered. Class Z shares for California Municipal Portfolio and New York Municipal Portfolio have been authorized but currently are not offered. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolios’ Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the

2024 Annual Report	97

Notes to Financial Statements (continued)

previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note 1.A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are

98	Sanford C. Bernstein Fund, Inc.

generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are: the value of collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of September 30, 2024:

EMERGING MARKETS PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3		TOTAL

Assets:
Common Stocks:

Financials	$89,470,533	$247,270,693		$0	(a)	$336,741,226

Information Technology	23,118,871	262,843,734		0		285,962,605

Consumer Discretionary	42,939,706	146,991,118		0		189,930,824

Communication Services	0	84,430,222		0		84,430,222

Industrials	7,495,400	48,500,896		0	(a)	55,996,296

Utilities	14,034,260	33,587,558		0		47,621,818

Real Estate	2,925,747	38,262,551		0		41,188,298

Materials	9,698,670	31,206,470		0		40,905,140

Consumer Staples	19,711,392	15,836,401		0		35,547,793

Health Care	9,641,282	18,093,546		0		27,734,828

Energy	12,004,432	12,274,315		0	(a)	24,278,747

Equity Linked Notes	0	21,878,106		0		21,878,106

Short-Term Investments	12,058,683	0		0		12,058,683

Total Investments in Securities	243,098,976	961,175,610	(b)	0	(a)	1,204,274,586

2024 Annual Report	99

Notes to Financial Statements (continued)

EMERGING MARKETS PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Other Financial Instruments (c):

Assets:

Forward Currency Exchange Contracts	$0	$3,684,573	$0		$3,684,573

Liabilities:

Forward Currency Exchange Contracts	0	(4,119,635)	0		(4,119,635)

Total	$243,098,976	$960,740,548	$0	(a)	$1,203,839,524

CALIFORNIA MUNICIPAL PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Assets:

Long-Term Municipal Bonds	$0	$994,750,943	$0		$994,750,943

Short-Term Municipal Notes	0	26,543,486	0		26,543,486

Asset-Backed Securities	0	1,782,425	0		1,782,425

Collateralized Mortgage Obligations	0	164,028	0		164,028

Commercial Mortgage-Backed Securities	0	3	0		3

Total Investments in Securities	0	1,023,240,885	0		1,023,240,885

Other Financial Instruments (c):

Assets:

Centrally Cleared Interest Rate Swaps	0	2,242,550	0		2,242,550	(d)

Interest Rate Swaps	0	836,369	0		836,369

Liabilities:

Centrally Cleared Interest Rate Swaps	0	(258,985)	0		(258,985	)(d)

Total	$0	$1,026,060,819	$0		$1,026,060,819

DIVERSIFIED MUNICIPAL PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Assets:

Long-Term Municipal Bonds	$0	$4,923,688,886	$0		$4,923,688,886

Short-Term Municipal Notes	0	55,345,000	0		55,345,000

Corporates—Investment Grade	0	55,932,287	0		55,932,287

Asset-Backed Securities	0	18,773,719	0		18,773,719

Corporates—Non-Investment Grade	0	13,494,454	0		13,494,454

Commercial Mortgage-Backed Securities	0	6,365,118	0		6,365,118

Collateralized Mortgage Obligations	0	1,370,383	0		1,370,383

Total Investments in Securities	0	5,074,969,847	0		5,074,969,847

Other Financial Instruments (c):

Assets:

Centrally Cleared Interest Rate Swaps	0	6,892,406	0		6,892,406	(d)

Interest Rate Swaps	0	3,856,944	0		3,856,944

Liabilities:

Centrally Cleared Credit Default Swaps	0	(3,884,672)	0		(3,884,672	)(d)

Centrally Cleared Interest Rate Swaps	0	(894,561)	0		(894,561	)(d)

Total	$0	$5,080,939,964	$0		$5,080,939,964

100	Sanford C. Bernstein Fund, Inc.

NEW YORK MUNICIPAL PORTFOLIO INVESTMENT IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Long-Term Municipal Bonds	$0	$1,248,219,472	$0	$1,248,219,472

Short-Term Municipal Notes	0	85,238,000	0	85,238,000

Asset-Backed Securities	0	3,705,635	0	3,705,635

Governments—Treasuries	0	2,284,149	0	2,284,149

Collateralized Mortgage Obligations	0	207,748	0	207,748

Commercial Mortgage-Backed Securities	0	3	0	3

Total Investments in Securities	0	1,339,655,007	0	1,339,655,007

Other Financial Instruments (c):

Assets:

Centrally Cleared Interest Rate Swaps	0	1,617,213	0	1,617,213	(d)

Interest Rate Swaps	0	1,145,747	0	1,145,747

Liabilities:

Centrally Cleared Interest Rate Swaps	0	(1,652,845)	0	(1,652,845	)(d)

Total	$0	$1,340,765,122	$0	$1,340,765,122

INTERMEDIATE DURATION PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Governments—Treasuries	$0	$1,480,526,401	$0	$1,480,526,401

Corporates—Investment Grade	0	971,287,248	0	971,287,248

Mortgage Pass-Throughs	0	913,568,140	0	913,568,140

Collateralized Mortgage Obligations	0	261,635,092	0	261,635,092

Asset-Backed Securities	0	224,231,403	0	224,231,403

Commercial Mortgage-Backed Securities	0	89,396,216	0	89,396,216

Collateralized Loan Obligations	0	62,161,491	0	62,161,491

Inflation-Linked Securities	0	61,798,773	0	61,798,773

Agencies	0	36,976,389	0	36,976,389

Corporates—Non-Investment Grade	0	31,085,371	0	31,085,371

Emerging Markets—Corporate Bonds	0	23,039,812	0	23,039,812

Local Governments—US Municipal Bonds	0	22,828,614	0	22,828,614

Quasi-Sovereigns	0	19,243,447	0	19,243,447

Emerging Markets—Sovereigns	0	3,647,609	0	3,647,609

Governments—Sovereign Bonds	0	2,054,250	0	2,054,250

Short-Term Investments	0	289,355,226	0	289,355,226

Total Investments in Securities	0	4,492,835,482	0	4,492,835,482

Other Financial Instruments (c):

Assets:

Futures	1,721,968	0	0	1,721,968	(d)

Centrally Cleared Interest Rate Swaps	0	2,160,452	0	2,160,452	(d)

Liabilities:

Futures	(19,300)	0	0	(19,300	)(d)

Forward Currency Exchange Contracts	0	(310,450)	0	(310,450)

Total	$1,702,668	$4,494,685,484	$0	$4,496,388,152

(a)	The Portfolio held securities with zero market value at period end.

2024 Annual Report	101

Notes to Financial Statements (continued)

(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(d)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code.

The Emerging Markets Portfolio and Intermediate Duration Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2018 through 2022. These filings are subject to various administrative and judicial proceedings within these countries. For the year ended September 30, 2024, the Emerging Markets Portfolio successfully recovered taxes withheld by Poland which are reflected in the statement of operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2024, the Portfolios did not have any unrecognized tax benefits.

102	Sanford C. Bernstein Fund, Inc.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Securities Transactions on a When-Issued or Delayed-Delivery Basis

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security’s value in determining the Portfolio’s net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security’s value in determining the Portfolio’s net asset value.

G.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

H.	Distribution of Income and Gains

Net investment income of each Portfolio except the Emerging Markets Portfolio is intended to be declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Emerging Markets Portfolio will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

Permanent differences have no effect on net assets. The effects of such permanent differences on each Portfolio, are reflected as adjustments to the components of net assets as of September 30, 2024, as shown below:

PORTFOLIO	INCREASE (DECREASE) TO ADDITIONAL PAID-IN CAPITAL	INCREASE (DECREASE) TO DISTRIBUTABLE EARNINGS/ ACCUMULATED LOSS

Emerging Markets Portfolio	$0	$0

California Municipal Portfolio	0	0

Diversified Municipal Portfolio	0	0

New York Municipal Portfolio	0	0

Intermediate Duration Portfolio	0	0

2024 Annual Report	103

Notes to Financial Statements (continued)

I.	Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee, based on an annual rate, for such services as follows:

ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
PORTFOLIO			FIRST $2.5 BILLION	NEXT $2.5 BILLION	THEREAFTER
Emerging Markets			0.950%	0.900%	0.850%

		FIRST $1 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	THEREAFTER
California Municipal and New York Municipal		0.425%	0.375%	0.325%	0.275%

	FIRST $1 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	THEREAFTER
Diversified Municipal	0.425%	0.375%	0.325%	0.275%	0.225%

		FIRST $2.5 BILLION	NEXT $2.5 BILLION	NEXT $3 BILLION	THEREAFTER
Intermediate Duration		0.450%	0.400%	0.350%	0.300%

The Adviser has agreed to waive its fees and bear certain expenses of the Intermediate Duration Portfolio to the extent necessary to limit the total other expenses (exclusive of advisory fees, distribution and/or service (Rule 12b-1) fees, extraordinary expenses, interest expense, acquired fund fees and expenses other than the advisory fees of any affiliated funds in which the Portfolio may invest, expenses associated with securities sold short, and brokerage commission and other transaction costs) to 0.22%, 0.22% and 0.13% for Class A, Advisor Class and Class Z shares, respectively. For the year ended September 30, 2024, such reimbursements/waivers amounted to $18,466. The Expense Caps may not be terminated by the Adviser before January 28, 2025. Additional waivers attributable to the Intermediate Duration Class for the year ended September 30, 2024 amounted to $122,647.

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. The Shareholder Servicing Agreement does not apply to the Retail Classes. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio, except the Emerging Markets Portfolio, to the Adviser for services is 0.10 of 1%, annualized, of the average daily net assets attributable to the Bernstein Class during the month, and the fee paid by the Emerging Markets Portfolio for services is 0.25 of 1%, annualized, of the average daily net assets attributable to the Bernstein Class during the month.

104	Sanford C. Bernstein Fund, Inc.

Under a Transfer Agency Agreement between the Fund on behalf of the Retail Classes, and AllianceBernstein Investor Services, Inc. (“ABIS”), the Retail Classes compensate ABIS, a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the year ended September 30, 2024, the compensation retained by ABIS amounted to: Emerging Markets Portfolio, $17,704; California Municipal Portfolio, $17,937; Diversified Municipal Portfolio, $144,719; New York Municipal Portfolio, $18,142 and Intermediate Duration Portfolio, $18,000.

C.	Distribution Arrangements—the Portfolios Except the Retail Classes

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Distribution Arrangements—the Retail Classes Only

The Retail Classes of the Intermediate Municipal Portfolios and the Fixed Income Taxable Portfolios and Class Z Shares of the Emerging Markets Portfolio have adopted a Distribution Services Agreement (the “Agreement”), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each of the Retail Classes pays distribution services fees to AllianceBernstein Investments, Inc., (the “Retail Distributor”), a wholly owned subsidiary of the Adviser, at an annual rate of up to 0.30 of 1% of the Class A Shares, and 1% of the Class C Shares of the respective average daily net assets attributable to the Retail Classes. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of 0.25 of 1% of Class A shares’ average daily net assets. The Agreement provides that the Retail Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Retail Distributor has advised the Fund, that it has incurred expenses in excess of the distribution costs reimbursed by each of the Retail Classes as follows:

	PORTFOLIO
	CALIFORNIA MUNICIPAL	DIVERSIFIED MUNICIPAL	NEW YORK MUNICIPAL
Class C	$1,342,058	$3,285,415	$2,424,751

There are no distribution and servicing fees on the Advisor Class and Class Z Shares.

While such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Retail Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio’s shares.

E.	Investments in Affiliated Issuers

The Emerging Markets Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”), advised by the Adviser, which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money

2024 Annual Report	105

Notes to Financial Statements (continued)

Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the year ended September 30, 2024, such waivers amounted to:

PORTFOLIO	AMOUNT

Emerging Markets	$22,548

A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the year ended September 30, 2024 is as follows:

PORTFOLIO	MARKET VALUE 9/30/23 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 9/30/24 (000)	DIVIDEND INCOME (000)

Emerging Markets	$15,930	$295,612	$299,483	$12,059	$777

During the year ended September 30, 2023, the Adviser reimbursed the New York Municipal Portfolio $338 for trading losses incurred due to trade entry errors.

F.	Other Transactions with Affiliates

Class A Shares of the Retail Classes are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. The Intermediate Municipal Portfolio’s Class A shares are sold with a reduced front-end sales charge of up to 3.00% for purchases up to $500,000; purchases of $500,000 or more will not be subject to a sales charge. With respect to purchases of $1,000,000 or more ($500,000 or more with respect to the Intermediate Municipal Portfolios), Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%.

Class C Shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically converted to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares ten years after the end of the calendar month of purchase. Advisor Class and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses.

AllianceBernstein Investments, Inc. has advised the Fund, that it has retained front-end sales charges from sales of Class A Shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C Shares for the year ended September 30, 2024, as follows:

	FRONT-END SALES CHARGES CLASS A	CONTINGENT DEFERRED SALES CHARGES
PORTFOLIO		CLASS A	CLASS C
Diversified Municipal	0	$11,806	$748

New York Municipal	0	859	23

Intermediate Duration	16	5	0

G.	Directors Fee

In connection with the election of a new Board of Directors by shareholders effective January 1, 2025, the Portfolios have adopted a retirement plan for certain independent Directors who will retire prior to their initial anticipated retirement date. These Directors will receive a one-time retirement benefit payable from the Portfolios and certain other funds overseen by the Directors. The Adviser has agreed to waive its fees from the Portfolios and certain other funds overseen by the Directors for the cost of such benefit, which is included in Receivable due from Adviser and Directors’ fees payable on the statement of assets and liabilities, and is expected to be paid prior to December 31, 2024.

106	Sanford C. Bernstein Fund, Inc.

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the year ended September 30, 2024, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Emerging Markets	$811,783,652	$0	$864,262,558	$0

California Municipal	368,869,819	0	367,867,577	2,294,137

Diversified Municipal	1,998,877,954	22,795,385	2,077,886,621	751,569

New York Municipal	398,954,165	0	484,609,170	201,788

Intermediate Duration	726,820,067	7,358,749,715	505,745,949	6,673,707,206

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		GROSS UNREALIZED		NET UNREALIZED APPRECIATION (DEPRECIATION)
PORTFOLIO	COST	APPRECIATION	(DEPRECIATION)

Emerging Markets Portfolio	$969,359,092	$265,858,770	$(30,334,261)	$235,524,509

California Municipal Portfolio	1,029,132,086	18,438,509	(21,521,563)	(3,083,054)

Diversified Municipal Portfolio	5,074,892,563	91,105,684	(81,455,418)	9,650,266

New York Municipal Portfolio	1,346,977,094	18,979,447	(24,834,471)	(5,855,024)

Intermediate Duration Portfolio	4,546,649,176	81,824,973	(135,538,594)	(53,713,621)

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2024 Annual Report	107

Notes to Financial Statements (continued)

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended September 30, 2024, the Intermediate Duration Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Emerging Markets Portfolio and Intermediate Duration Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, Emerging Markets Portfolio may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the year ended September 30, 2024, the Emerging Markets Portfolio and Intermediate Duration Portfolio held forward currency exchange contracts for hedging purposes.

•	Swaps

The Portfolios may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies. Certain Portfolios may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolios accrue for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities,

108	Sanford C. Bernstein Fund, Inc.

where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, the Portfolios deposit with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolios agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolios are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional amount.

In addition, a Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended September 30, 2024, the California Municipal Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio held interest rate swaps for hedging purposes, Intermediate Duration Portfolio held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended September 30, 2024, the California Municipal Portfolio, Diversified Municipal Portfolio and New York Municipal Portfolio held inflation (CPI) swaps for hedging purposes.

2024 Annual Report	109

Notes to Financial Statements (continued)

Credit Default Swaps:

The Fixed-Income Portfolios may enter into credit default swaps for multiple reasons, including to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults by corporate and sovereign issuers held by the Portfolios, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. The Portfolios may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolios receive/(pay) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolios will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolios for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If a Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If a Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the schedule of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended September 30, 2024, the Diversified Municipal Portfolio and Intermediate Duration Portfolio held credit default swaps for hedging and non-hedging purposes. California Municipal Portfolio and New York Municipal Portfolio held credit default swaps for non-hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

110	Sanford C. Bernstein Fund, Inc.

During the year ended September 30, 2024, the Portfolios had entered into the following derivatives:

EMERGING MARKETS PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$3,684,573	Unrealized depreciation on forward currency exchange contracts	$4,119,635

Total		$3,684,573		$4,119,635

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$8,040,517	$(1,892,319)

Total		$8,040,517	$(1,892,319)

CALIFORNIA MUNICIPAL PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$2,242,550	*	Payable for variation margin on centrally cleared swaps	$259,757	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	836,369

Total		$3,078,919			$259,757

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$5,924,632	$(5,517,733)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(20,857)	78,461

Total		$5,903,775	$(5,439,272)

2024 Annual Report	111

Notes to Financial Statements (continued)

DIVERSIFIED MUNICIPAL PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Credit contracts	Unrealized appreciation on credit default swap contracts			Unrealized depreciation on credit default swap contracts	$91,790

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$6,892,406	*	Payable for variation margin on centrally cleared swaps	902,181	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	3,856,944

Total		$10,749,350			$993,971

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$33,249,038	$(30,596,589)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(4,975,624)	182,624

Total		$28,273,414	$(30,413,965)

NEW YORK MUNICIPAL PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,616,946	*	Payable for variation margin on centrally cleared swaps	$1,658,629	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	1,145,747

Total		$2,762,693			$1,658,629

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

112	Sanford C. Bernstein Fund, Inc.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$8,601,719	$(9,544,004)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(11,910)	92,318

Total		$8,589,809	$(9,451,686)

INTERMEDIATE DURATION PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$1,721,968	*	Payable for variation margin on futures	$19,300	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	685,511	*

Foreign currency contracts				Unrealized depreciation on forward currency exchange contracts	310,450

Total		$2,407,479			$329,750

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$8,051,594	$11,874,053

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	75,653	(1,371,538)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	240,028	(771,691)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(149,367)	393,821

Total		$8,217,908	$10,124,645

2024 Annual Report	113

Notes to Financial Statements (continued)

EMERGING MARKETS PORTFOLIO

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$305,240,464

Average principal amount of sale contracts	$267,461,219

CALIFORNIA MUNICIPAL PORTFOLIO

Interest Rate Swaps:

Average notional amount	$12,395,000

Centrally Cleared Interest Rate Swaps:

Average notional amount	$49,082,308

Centrally Cleared Inflation Swaps:

Average notional amount	$103,740,000	(a)

Credit Default Swaps:

Average notional amount of sale contracts	$1,454,162	(b)

(a)	Positions were open for six months during the year.

(b)	Positions were open for ten months during the year.

DIVERSIFIED MUNICIPAL PORTFOLIO

Interest Rate Swaps:

Average notional amount	$57,160,000

Centrally Cleared Interest Rate Swaps:

Average notional amount	$158,079,231

Centrally Cleared Inflation Swaps:

Average notional amount	$676,320,000	(a)

Credit Default Swaps:

Average notional amount of sale contracts	$6,075,827	(b)

Centrally Cleared Credit Default Swaps:

Average notional amount of buy contracts	$45,798,923

Average notional amount of sale contracts	$6,839,910	(c)

(a)	Positions were open for six months during the year.

(b)	Positions were open for ten months during the year.

(c)	Positions were open for one month during the year.

114	Sanford C. Bernstein Fund, Inc.

NEW YORK MUNICIPAL PORTFOLIO

Interest Rate Swaps:

Average notional amount	$16,980,000

Centrally Cleared Interest Rate Swaps:

Average notional amount	$77,605,385

Centrally Cleared Inflation Swaps:

Average notional amount (a)	$190,640,000

Credit Default Swaps:

Average notional amount of sale contracts	$2,029,863	(b)

(a)	Positions were open for less than one month during the year.

(b)	Positions were open for ten months during the year.

INTERMEDIATE DURATION PORTFOLIO

Futures:

Average notional amount of buy contracts	$643,016,578

Average notional amount of sale contracts	$74,622,642	(a)

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$3,424,711	(b)

Average principal amount of sale contracts	$22,558,366

Centrally Cleared Interest Rate Swaps:

Average notional amount	$19,060,000

Credit Default Swaps:

Average notional amount of sale contracts	$6,188,673	(c)

(a)	Positions were open for two months during the year.

(b)	Positions were open for four months during the year.

(c)	Positions were open for ten months during the year.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the statement of assets and liabilities.

2024 Annual Report	115

Notes to Financial Statements (continued)

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of September 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

EMERGING MARKETS PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America, NA	$501,461	$(244,868)	$0	$(256,593)	$0

Barclays Bank PLC	179,232	(179,232)	0	0	0

BNP Paribas SA	1,082,910	(66,388)	0	0	1,016,522

HSBC Bank USA	25,767	0	0	0	25,767

JPMorgan Chase Bank, NA	161,455	(12,522)	0	0	148,933

Morgan Stanley Capital Services, Inc.	1,199,625	(1,199,625)	0	0	0

Standard Chartered Bank	5,530	0	0	0	5,530

State Street Bank & Trust Co.	528,593	(16,004)	0	0	512,589

Total	$3,684,573	$(1,718,639)	$0	$(256,593)	$1,709,341	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$244,868	$(244,868)	$0	$0	$0

Barclays Bank PLC	1,168,340	(179,232)	(973,000)	0	16,108

BNP Paribas SA	66,388	(66,388)	0	0	0

Citibank, NA	463,029	0	(270,000)	0	193,029

Deutsche Bank AG	69,762	0	0	0	69,762

JPMorgan Chase Bank, NA	12,522	(12,522)	0	0	0

Morgan Stanley Capital Services, Inc.	2,064,990	(1,199,625)	(865,365)	0	0

State Street Bank & Trust Co.	16,004	(16,004)	0	0	0

UBS AG	13,732	0	0	0	13,732

Total	$4,119,635	$(1,718,639)	$(2,108,365)	$0	$292,631	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

116	Sanford C. Bernstein Fund, Inc.

CALIFORNIA MUNICIPAL PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Citibank, NA	$836,369	$0	$(836,369)	$0	$0

Total	$836,369	$0	$(836,369)	$0	$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

DIVERSIFIED MUNICIPAL PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Citibank, NA	$3,856,944	$0	$(3,640,000)	$0	$216,944

Total	$3,856,944	$0	$(3,640,000)	$0	$216,944	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NEW YORK MUNICIPAL PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Citibank, NA	$1,145,747	$0	$(1,145,747)	$0	$0

Total	$1,145,747	$0	$(1,145,747)	$0	$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

INTERMEDIATE DURATION PORTFOLIO
COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$310,450	$0	$0	$0	$310,450

Total	$310,450	$0	$0	$0	$310,450	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2024 Annual Report	117

Notes to Financial Statements (continued)

C.	Currency Transactions

The Emerging Markets and Intermediate Duration Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

D.	TBA and Dollar Rolls

The Portfolios may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Intermediate Duration Portfolio may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Portfolios of securities for delivery in the current month and the Portfolio’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the year ended September 30, 2024, Intermediate Duration Portfolio earned drop income of $98,197, which is included in interest income in the accompanying statement of operations.

NOTE 4.	Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

PORTFOLIO	2024	2023
Emerging Markets

Distributions paid from:

Ordinary income	$18,118,606	$14,810,926

Long-term capital gains	0	0

Total distributions paid	$18,118,606	$14,810,926

California Municipal

Distributions paid from:

Ordinary income	$1,315,430	$2,336,350

Long-term capital gains	0	0

Total taxable distributions	1,315,430	2,336,350

Tax exempt distributions	27,584,693	25,363,627

Total distributions paid	$28,900,123	$27,699,977

118	Sanford C. Bernstein Fund, Inc.

PORTFOLIO	2024	2023
Diversified Municipal

Distributions paid from:

Ordinary income	$8,764,865	$9,540,555

Long-term capital gains	0	0

Total taxable distributions	8,764,865	9,540,555

Tax exempt distributions	138,497,943	127,966,366

Total distributions paid	$147,262,808	$137,506,921

New York Municipal

Distributions paid from:

Ordinary income	$1,837,686	$2,608,675

Long-term capital gains	0	0

Total taxable distributions	1,837,686	2,608,675

Tax exempt distributions	33,907,609	31,200,078

Total distributions paid	$35,745,295	$33,808,753

Intermediate Duration

Distributions paid from:

Ordinary income	$157,150,760	$114,225,211

Long-term capital gains	0	0

Total distributions paid	$157,150,760	$114,225,211

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME(a)	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	ACCUMULATED CAPITAL AND OTHER LOSSES(b)	UNREALIZED APPRECIATION/ (DEPRECIATION)(c)	TOTAL ACCUMULATED EARNINGS/ (DEFICIT)(d)
Emerging Markets	$22,507,241	$0	$(133,026,388)	$228,466,267	$117,947,120

California Municipal	66,929	0	(8,278,795)	(3,083,312)	(11,295,178)

Diversified Municipal	739,894	0	(80,797,904)	9,525,383	(70,532,627)

New York Municipal	505,563	0	(25,201,238)	(5,994,861)	(30,690,536)

Intermediate Duration	1,883,505	0	(368,745,454)	(53,703,479)	(420,565,428)

(a)	Includes tax exempt income as shown below:

California Municipal	$66,929

Diversified Municipal	$739,894

New York Municipal	$505,563

(b)

As of September 30, 2024 certain Portfolios had capital loss carryforwards for federal income tax purposes. As of September 30, 2024 Emerging Markets Portfolio, California Municipal Portfolio, and New York Municipal Portfolio utilized capital loss carryforwards of $22,710,862, $2,230,390, and $1,174,255, respectively. As of September 30, 2024 Intermediate Duration Portfolio deferred $125,649 in straddle losses.

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and passive foreign investment companies (PFICs), the tax treatment of callable bonds, the tax treatment of Puerto Rico bonds, and the realization for tax purposes of gains/losses on certain derivative instruments.

2024 Annual Report	119

Notes to Financial Statements (continued)

(d)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of the accrual of foreign capital gains tax, and dividends payable to shareholders.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of September 30, 2024, the following Portfolios had net capital loss carryforwards as follows:

PORTFOLIO	SHORT-TERM AMOUNT	LONG-TERM AMOUNT
Emerging Markets	$119,611,938	$13,414,450

California Municipal	8,278,795	0

Diversified Municipal	61,487,405	19,310,499

New York Municipal	25,201,238	0

Intermediate Duration Portfolio	132,815,227	235,804,578

NOTE 5.	Risks Involved in Investing in the Portfolios

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. During periods of very low or negative interest rates, the Portfolios’ returns may be adversely affected, including to such an extent that the Portfolios may be unable to maintain positive returns. A Portfolios may be subject to a greater risk of rising interest rates than would normally be the case due to the recent tightening of the U.S. Federal Reserve’s monetary policy, which has caused the Federal Reserve to increase short-term rates in an effort to address rising inflation.

Credit Risk—This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The issuer or guarantor may default, potentially causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating, although credit ratings are opinions and not guarantees of quality. The credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations, making credit risk greater for medium-quality and lower-rated debt securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative credit risks. At times when credit risk is perceived to be greater, credit “spreads” (i.e., the difference between the yields on lower quality securities and the yields on higher quality securities) may get larger or “widen”. As a result, the values of the lower quality securities may go down more and they may become harder to sell.

Duration Risk—The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more interest-rate risk and will decrease in price as interest rates rise. Securities that have final maturities longer than their durations may be affected by increased credit spreads to a far greater degree than their durations would suggest, because they are exposed to credit risk until final maturity.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The value of municipal securities may also be adversely affected by rising health

120	Sanford C. Bernstein Fund, Inc.

care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. There have been some municipal issuers that have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may get worse, particularly in light of the economic impact of the spread of an infectious coronavirus (COVID-19) The ultimate long-term economic fallout from COVID-19, and the long-term impact on economies, markets, industries and individual issuers, are not known. To the extent the Portfolios invests in a particular state’s municipal securities, it may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, wildfires, flooding and earthquakes, which may be further exacerbated by recent environmental conditions and climate change patterns. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities. Rates of inflation have recently risen, which have adversely affected economies and markets. Rising inflation has caused the Federal Reserve and other central banks to take actions—including raising interest rates.

Non-diversification Risk—Concentration of investments in a small number of securities tends to increase risk. The New York Municipal and California Municipal Portfolios are not “diversified”, meaning they can invest more of their assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolios’ net asset value.

Inflation-Protected Securities Risk—The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in an inflation index. Decreases in the inflation rate or in investors’ expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, there can be no assurance that the relevant inflation index will accurately measure the rate of inflation, in which case the securities may not work as intended. These securities may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and potential responses to those sanctions, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

2024 Annual Report	121

Notes to Financial Statements (continued)

Emerging Markets Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and potential responses to those sanctions, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets. These risks are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster. In addition, the value of the Portfolio’s investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Derivatives Risk—The Portfolios may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the other side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Use of derivatives may have different tax consequences for the Portfolios than an investment in the underlying asset or index, and such differences may affect the amount, timing and character of income distributed to shareholders, including the proportion of income consisting of exempt-interest dividends. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Mortgage-Related and Asset-Related Securities Risk—Mortgage- and asset-related securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-related securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. Asset-related securities entail certain risks not presented by mortgage-backed securities, including the risk that it may be difficult to perfect the liens securing any collateral backing certain asset-backed securities.

Prepayment and Extension Risk—Prepayment risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If this happens, particularly during a time of declining interest rates or credit spreads, the Portfolios will not benefit from the rise in market price that normally accompanies a decline in interest rates, and may not be able to invest the proceeds in securities providing as much income, resulting in a lower yield to the Portfolios. Conversely, extension risk is the risk that as interest rates rise or spreads widen, payments of securities may occur more slowly than anticipated by the market. If this happens, the values of these securities may go down because their interest rates are lower than current market rates and they remain outstanding longer than anticipated.

Subordination Risk—The Portfolios may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time.

122	Sanford C. Bernstein Fund, Inc.

Management Risk—The Portfolios are subject to management risk because they are actively- managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could also have an adverse effect on the value or performance of the Portfolios.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Illiquid investments risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. The municipal Portfolios are subject to greater risk because the market for municipal securities is generally smaller and may not be liquid as many other fixed-income markets, which may make municipal securities more difficult to trade or dispose of than other types of securities. Illiquid securities may also be difficult to value. If the Portfolios is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). The value of the U.S. Dollar has recently appreciated in value against most foreign currencies, which may negatively affect the value of the Portfolios’ foreign investments when converted to U.S. Dollars.

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Market Risk—The Portfolios are subject to market risk, which is the risk that stock or bond prices in general or in particular countries or sectors may decline over short or extended periods. Stock or bond prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts; cybersecurity events; market disruptions caused by tariffs; trade disputes; measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s recent invasion of Ukraine, the United States, the European Union and the regulatory bodies of certain other countries instituted numerous sanctions against certain Russian individuals and Russian entities. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian stocks. These sanctions could result in the immediate freeze of Russian securities, including securities in the form of ADRs, impairing the ability of the Portfolios to buy, sell, receive or deliver those

2024 Annual Report	123

Notes to Financial Statements (continued)

securities. Retaliatory action by the Russian government could involve the seizure of US and/or European residents’ assets and any such actions are likely to impair the value and liquidity of such assets. The continued disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal income, and if applicable, state income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities. If the Internal Revenue Service or a state authority determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular federal income tax and/or state personal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly, and a portion of the distributions to Portfolio shareholders could be recharacterized as taxable. From time to time, the US government and the U.S Congress considered changes to U.S. federal tax law that would, if enacted, have a negative impact on certain types of municipal securities, such as private activity bonds, or would otherwise make investments in municipal bonds less attractive.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources. The prices of securities of mid-capitalization companies are more volatile than those of large-capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of mid-capitalization companies may underperform large capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

Allocation Risk—The allocation of investments among investment disciplines may have a significant effect on the Portfolios’ performance when the investment disciplines in which the Portfolios have greater exposure perform worse than the investment disciplines with less exposure. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The Portfolios may allocate a significant portion of its assets to securities of companies in broadly related industries within an economic sector. Companies in the same sector may be similarly affected by economic or market events, making the Portfolios more vulnerable to unfavorable developments in that sector than funds that invest more broadly.

Lower-rated Securities Risk—Lower-rated securities, or junk bonds/high-yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

Cybersecurity Risk—Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or cause the Portfolios, the Adviser, and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

124	Sanford C. Bernstein Fund, Inc.

NOTE 6.	Capital-Share Transactions

The Fund has authorized 17.5 billion shares of common stock, par value $0.001 per share, of which 10.0 billion shares are allocated to the SCB Portfolios. The allocation is as follows:

	ALLOCATION OF SHARES (IN MILLIONS)
PORTFOLIO	BERNSTEIN CLASS SHARES	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES	CLASS R SHARES	CLASS Z SHARES	CLASS T SHARES	TOTAL
Emerging Markets	200	0	0	0	0	0	300	0	500

California Municipal	100	0	0	0	0	0	0	0	100

Diversified Municipal	200	200	200	200	200	0	200	300	1,500

New York Municipal	800	400	400	400	400	0	600	300	3,300

Intermediate Duration	400	200	200	200	200	0	200	300	1,700
Share transactions for each Portfolio for the years ended September 30, 2024 and September 30, 2023, were as follows:

	EMERGING MARKETS PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23
Emerging Markets Class Shares

Shares sold	3,824,924	5,171,577	$98,689,134	$125,393,994

Shares issued to shareholders on reinvestment of dividends	517,189	395,029	12,376,333	9,370,090

Shares redeemed	(5,498,037)	(6,203,393)	(142,066,701)	(151,436,713)

Net decrease	(1,155,924)	(636,787)	$(31,001,234)	$(16,672,629)

Class Z Shares

Shares sold	21,268	44,720	$518,085	$1,097,000

Shares issued to shareholders on reinvestment of dividends	79,491	112,430	1,901,430	2,665,705

Shares redeemed	(1,076,464)	(3,175,519)	(26,653,637)	(79,142,574)

Net decrease	(975,705)	(3,018,369)	$(24,234,122)	$(75,379,869)

2024 Annual Report	125

Notes to Financial Statements (continued)

	CALIFORNIA MUNICIPAL PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23
Municipal Class Shares

Shares sold	26,295,912	30,876,806	$361,273,562	$418,356,489

Shares issued to shareholders on reinvestment of dividends	1,305,229	1,266,740	18,012,224	17,257,123

Shares redeemed	(28,523,916)	(40,594,131)	(391,232,532)	(549,746,525)

Net decrease	(922,775)	(8,450,585)	$(11,946,746)	$(114,132,913)

Class A Shares

Shares sold	1,143,793	620,818	$15,559,375	$8,422,885

Shares issued to shareholders on reinvestment of dividends	62,246	61,249	858,967	834,476

Shares converted from Class C	41,898	16,104	562,475	220,521

Shares redeemed	(1,093,079)	(1,764,283)	(14,894,715)	(23,862,422)

Net increase (decrease)	154,858	(1,066,112)	$2,086,102	$(14,384,540)

Class C Shares

Shares sold	40,895	50,418	$559,911	$687,219

Shares issued to shareholders on reinvestment of dividends	2,312	2,412	31,889	32,855

Shares converted to Class A	(41,890)	(16,104)	(562,475)	(220,521)

Shares redeemed	(75,447)	(67,850)	(1,032,840)	(922,712)

Net decrease	(74,130)	(31,124)	$(1,003,515)	$(423,159)

Advisor Class Shares

Shares sold	4,360,075	5,369,668	$59,278,972	$72,814,839

Shares issued to shareholders on reinvestment of dividends	149,417	138,514	2,061,911	1,887,548

Shares redeemed	(4,008,555)	(5,165,033)	(54,409,024)	(70,122,339)

Net increase	500,937	343,149	$6,931,859	$4,580,048

126	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23
Municipal Class Shares

Shares sold	93,530,001	96,718,598	$1,289,678,611	$1,317,807,308

Shares issued to shareholders on reinvestment of dividends	5,954,502	5,686,092	82,342,869	77,761,683

Shares redeemed	(105,790,706)	(138,247,573)	(1,457,519,582)	(1,882,055,184)

Net decrease	(6,306,203)	(35,842,883)	$(85,498,102)	$(486,486,193)

Class A Shares

Shares sold	1,898,653	5,061,562	$26,171,257	$69,060,275

Shares issued to shareholders on reinvestment of dividends	254,815	250,522	3,525,873	3,427,931

Shares converted from Class C	85,093	109,610	1,169,052	1,492,179

Shares redeemed	(4,483,687)	(8,933,707)	(61,841,524)	(122,020,374)

Net decrease	(2,245,126)	(3,512,013)	$(30,975,342)	$(48,039,989)

Class C Shares

Shares sold	96,779	217,083	$1,336,338	$2,958,494

Shares issued to shareholders on reinvestment of dividends	11,383	11,244	157,478	153,794

Shares converted to Class A	(85,134)	(109,644)	(1,169,052)	(1,492,179)

Shares redeemed	(99,586)	(373,690)	(1,376,462)	(5,114,086)

Net decrease	(76,558)	(255,007)	$(1,051,698)	$(3,493,977)

Advisor Class Shares

Shares sold	14,944,087	17,069,504	$205,417,867	$233,009,960

Shares issued to shareholders on reinvestment of dividends	668,732	547,907	9,245,694	7,485,665

Shares redeemed	(13,726,799)	(20,008,888)	(188,652,985)	(272,470,483)

Net increase (decrease)	1,886,020	(2,391,477)	$26,010,576	$(31,974,858)

Class Z Shares

Shares sold	7,584,419	8,816,897	$104,028,637	$120,220,798

Shares issued to shareholders on reinvestment of dividends	762,365	769,265	10,545,345	10,529,044

Shares redeemed	(12,188,112)	(11,216,362)	(167,776,747)	(152,788,286)

Net decrease	(3,841,328)	(1,630,200)	$(53,202,765)	$(22,038,444)

2024 Annual Report	127

Notes to Financial Statements (continued)

	NEW YORK MUNICIPAL PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23
Municipal Class Shares

Shares sold	35,241,900	42,388,211	$469,614,601	$555,942,293

Shares issued to shareholders on reinvestment of dividends	1,825,316	1,714,656	24,433,295	22,666,327

Shares redeemed	(40,208,328)	(50,960,993)	(535,750,259)	(668,327,906)

Net decrease	(3,141,112)	(6,858,126)	$(41,702,363)	$(89,719,286)

Class A Shares

Shares sold	511,550	494,415	$6,856,811	$6,524,957

Shares issued to shareholders on reinvestment of dividends	96,636	98,090	1,293,291	1,296,066

Shares converted from Class C	89,224	76,036	1,179,567	1,005,408

Shares redeemed	(1,250,242)	(2,003,173)	(16,631,590)	(26,453,918)

Net decrease	(552,832)	(1,334,632)	$(7,301,921)	$(17,627,487)

Class C Shares

Shares sold	3,959	29,327	$53,025	$388,106

Shares issued to shareholders on reinvestment of dividends	2,820	4,044	37,695	53,445

Shares converted to Class A	(89,220)	(76,036)	(1,179,567)	(1,005,408)

Shares redeemed	(21,395)	(107,809)	(284,563)	(1,422,508)

Net decrease	(103,836)	(150,474)	$(1,373,410)	$(1,986,365)

Advisor Class Shares

Shares sold	1,375,768	1,736,940	$18,427,073	$22,985,960

Shares issued to shareholders on reinvestment of dividends	84,614	79,910	1,131,119	1,055,727

Shares redeemed	(2,333,393)	(1,753,222)	(31,152,477)	(23,067,563)

Net increase (decrease)	(873,011)	63,628	$(11,594,285)	$974,124

128	Sanford C. Bernstein Fund, Inc.

	INTERMEDIATE DURATION PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23
Intermediate Duration Class Shares

Shares sold	87,071,641	58,162,482	$973,902,553	$658,209,557

Shares issued to shareholders on reinvestment of dividends and distributions	10,412,340	7,366,414	116,513,114	82,867,229

Shares redeemed	(42,205,223)	(40,000,045)	(471,579,450)	(450,871,067)

Net increase	55,278,758	25,528,851	$618,836,217	$290,205,719

Class A Shares

Shares sold	10,860	7,389	$121,816	$84,107

Shares issued to shareholders on reinvestment of dividends and distributions	1,628	1,390	18,257	15,666

Shares redeemed	(5,005)	(15,590)	(56,228)	(175,320)

Net increase (decrease)	7,483	(6,811)	$83,845	$(75,547)

Advisor Class Shares

Shares sold	28,314	57,450	$312,412	$645,755

Shares issued to shareholders on reinvestment of dividends and distributions	3	105	30	1,198

Shares redeemed	(1,654)	(8,113)	(18,786)	(92,165)

Net increase	26,663	49,442	$293,656	$554,788

Class Z Shares

Shares sold	18	0	$200	$0

Shares issued to shareholders on reinvestment of dividends and distributions	0	0	1	0

Shares redeemed	(9)	0	(105)	0

Net increase	9	0	$96	$0

NOTE 7.	Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE 8.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

2024 Annual Report	129

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Sanford C. Bernstein Fund, Inc. and Shareholders of Emerging Markets Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio, and Intermediate Duration Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Emerging Markets Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio, and Intermediate Duration Portfolio (five of the nine portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter collectively referred to as the “Portfolios”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 25, 2024

We have served as the auditor of one or more investment companies in the AB Group of Mutual Funds since at least 1985. We have not been able to determine the specific year we began serving as auditor.

130	Sanford C. Bernstein Fund, Inc.

2024 Federal Tax Information (Unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended September 30, 2024. For corporate shareholders, the following percentages of dividends paid by each Portfolio qualify for the dividends received deduction. Additionally, for foreign shareholders, the following percentages of dividends paid by each Portfolio may be considered to be qualifying to be taxed as interest-related dividends:

PORTFOLIO	DIVIDENDS RECEIVED DEDUCTION % (CORPORATE SHAREHOLDERS)	% OF QUALIFIED INTEREST INCOME (FOREIGN SHAREHOLDERS)

Intermediate Duration	0%	79.26%

Emerging Markets	2.09%	0%

For the taxable year ended September 30, 2024 each Portfolio designates the following amounts as the maximum amount that may be considered qualified dividend income for individual shareholders:

PORTFOLIO	QUALIFIED DIVIDEND INCOME
Emerging Markets	$17,084,184

Certain Portfolios intend to make an election to pass through foreign taxes paid by the Portfolios to their shareholders. For the taxable year ended September 30, 2024, the maximum amounts of foreign taxes that may be passed through and the foreign source income for information reporting purposes is as follows:

PORTFOLIO	FOREIGN TAXES TO PASS THROUGH	FOREIGN SOURCE INCOME
Emerging Markets	$6,206,167	$35,096,635

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

2024 Annual Report	131

Board Consideration of Investment Management Arrangement

Sanford C. Bernstein Fund, Inc. (the “Fund”) is subject to Section 15 of the Investment Company Act of 1940, as amended. Section 15 provides that any investment advisory agreement with a registered investment company such as the Fund may continue in effect for a period of more than two years from the date of its execution, only so long as such continuance is specifically approved at least annually by the board of directors (or by vote of a majority of the outstanding voting securities of the investment company). Pursuant to this requirement, the Fund’s Board of Directors, all of whom were not interested persons of the Fund (the “Independent Directors”), unanimously approved the continuation of the Investment Management Agreement between the Fund, on behalf of (i) the Emerging Markets Portfolio, (ii) the New York Municipal, California Municipal, Diversified Municipal, and Intermediate Duration Portfolios (collectively, the “Fixed Income Portfolios”), and (iii) the Overlay A, Tax-Aware Overlay A, Overlay B, and Tax-Aware Overlay B Portfolios (the “Overlay Portfolios” and collectively with the Emerging Markets Portfolio and the Fixed Income Portfolios, the “Portfolios”) of the Fund, and AllianceBernstein L.P. (the “Adviser”)( the “Investment Management Agreement” or the “Agreement”) at a meeting held on October 23-24, 2024.

The following discussion describes the considerations in connection with the Board’s review of the Investment Management Agreement.

In connection with the annual review of the continuation of the Investment Management Agreement, on July 25, 2024, at an in-person meeting, the Board of Directors received a presentation with respect to the 2023 profitability of the Adviser regarding the Fund and the Portfolios. Also, in connection with such annual review, counsel to the Independent Directors sent a letter to the Adviser dated August 12, 2024, that contained a list of additional information requested by the Independent Directors to conduct their annual review. The Independent Directors received and evaluated extensive materials relating to the continuation of the Investment Management Agreement from the Adviser. In addition, the Board received materials from the Senior Vice President of the Fund and an independent fee consultant as described below. On September 19, 2024, the Board of Directors held a video conference meeting to discuss its review of the Investment Management Agreement and the materials the Directors had been provided. At that meeting, the Independent Directors met separately with their independent counsel and the Senior Vice President and their independent fee consultant in executive sessions. Following the September 19, 2024 meeting, the Independent Directors, through counsel, requested certain additional information by means of an email from their counsel dated September 24, 2024, and the Adviser provided certain additional information by means of a memorandum dated October 11, 2024. On October 16, 2024, the Board of Directors held an executive session via video conference with independent counsel and the Senior Vice President to further discuss the additional materials the Directors had been provided. Following the October 16, 2024 conference call, the Independent Directors requested certain additional information by means of an email from their counsel dated October 18, 2024. On October 23-24, 2024, the Board of Directors held an in person meeting to continue their review of the Investment Management Agreement. During this meeting, the Adviser provided further information requested by the Independent Directors relating to contract renewal, and the Independent Directors also met separately with counsel to the Independent Directors as well as the Senior Vice President to review the contract renewal materials provided by the Adviser and additional materials prepared by the Senior Vice President. At the conclusion of this meeting, the Board approved the continuation of the Investment Management Agreement for an additional annual term as described below.

In approving the Investment Management Agreement, the Board, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement and considered whether the Agreement would be in the best interests of the Fund. In particular, the Board considered the information that was provided to them by the Adviser in response to their requests, as well as information prepared by the Senior Vice President and the independent fee consultant at the request of the Board. The Fund’s Senior Vice President assists the Board (as well as the boards of other funds sponsored by the Adviser) in evaluating investment management agreements and certain other plans and agreements pursuant to which the Adviser or its affiliates provide services to the Funds. The Board also considered other information provided to the Board in connection with the July 25, 2024, September 19, 2024 and October 23-24, 2024 meetings and throughout the past year.

The information considered by the Board included information with respect to the nature, extent and quality of services provided, investment performance, fees and expenses, profitability, economies of scale, and fall-out benefits and other revenue.

132	Sanford C. Bernstein Fund, Inc.

In the Board’s consideration of the factors discussed below, no single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered and in the exercise of the Directors’ business judgment, that it was in the best interests of the Fund to approve the Investment Management Agreement including the fees to be charged for services thereunder, as summarized below.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group and the funds within the peer group, with respect to the fee and expense data, were available from ISS Market Intelligence (“ISS”), an independent provider of investment company data. The Senior Vice President also performed analyses of the advisory fees, and compared such analyses to the Portfolios’ peer groups. In addition, the Board received and considered information from an independent fee consultant regarding the fees and expenses of the Portfolios as well as their investment performance.

The Board noted that (i) the contractual advisory fee of the Emerging Market Portfolio was below the median of the peer group; (ii) the contractual advisory fee of each Fixed Income Portfolio, other than the Intermediate Duration Portfolio, was below the median of the peer group; and (iii) the contractual advisory fee of each Overlay Portfolio, other than the Overlay B Portfolio was above the median of the peer group, and the contractual advisory fee of the Overlay B Portfolio was at the median. With respect to the advisory fees charged to the Intermediate Duration Portfolio, the Directors noted the independent fee consultant’s assessment that the advisory fees were within the range of peers. With respect to the advisory fees charged to the Overlay Portfolios, the Directors noted that the Portfolios are intended to have an impact on a private client’s entire account, rather than just an impact at the Portfolio level. The Board further noted that the total expense ratio for each Portfolio, other than the Overlay A Portfolio, was below the peer group median in the ISS report. The Board noted that the total expense ratio of the Overlay A Portfolio was only slightly above the median.

The Directors also considered information about the reduction in assets under management for the Overlay Portfolios, and the Adviser’s expectation that the assets under management may drop further due to changes in the Bernstein Wealth Management asset allocation models. The Board noted that a further drop in assets could affect the expenses borne by shareholders, but that the Overlay Portfolios were subject to expense caps that would limit the potential impact on expenses.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser, including information about any recent advisory fee changes with respect to other investment companies advised by the Adviser. The Board noted the differences between the services provided to the Portfolios in comparison to those provided to other types of clients, including institutional clients and other investment companies for which the Adviser acted as investment adviser or subadviser, and the differences in the entrepreneurial and other risks borne by the Adviser in serving the Portfolios compared to other types of clients.

On the basis of its review and consideration of the fees as described above and the Board’s consideration of the other factors described below, and in light of the Adviser’s implementation of certain fee waivers and/or expense caps for certain Portfolios, the Board concluded that the contractual advisory fees as proposed were reasonable.

Nature, Extent and Quality of Services Provided

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates gained from their experience as Directors of the Fund, and their overall confidence in the Adviser’s integrity and competence they have gained from that experience. The Board also considered the Adviser’s responsiveness and attention to concerns raised by the Directors from time to time, including the Adviser’s willingness to consider and implement changes to improve investment results. The Board also considered the scope and quality of the Adviser’s investment management capabilities, other resources dedicated to performing its services, the quality of its compliance, administrative and other services provided to the Portfolios and the background and experience of the Adviser’s senior management. The Board reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio and noted the Adviser’s

2024 Annual Report	133

Board Consideration of Investment Management Arrangement (continued)

research and investment management capabilities. The Board reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Portfolios.

In considering the nature and quality of the services provided by the Adviser, the Board, including the Independent Directors, received and considered information about each Portfolio’s investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio’s peer group, for the 1-year, 3-year, 5-year and 10-year periods, as applicable, ended July 31, 2024 and versus each Portfolio’s benchmark index, for the relevant periods, as well as the most recently available Morningstar rating for those Portfolios with an available rating. The Board also received certain updated performance information as of September 30, 2024. In addition, the Directors considered information showing performance compared to peer groups and benchmarks for rolling calendar year periods and the year to date. The Directors also receive detailed comparative performance information for the Portfolios at each regular Board meeting during the year. The Board recognized that the benchmark indices do not account for fees and expenses incurred by a fund, including the Portfolios. The Directors also considered how peer groups have changed over time and how comparisons may differ depending upon the selection of the peer groups or benchmark indices.

In evaluating the performance of the Fixed Income Portfolios, the Directors considered whether those Portfolios may have incurred less credit risk or interest rate risk, or both, in relation to their peer groups and benchmark indices. The Directors also noted the Adviser’s explanation that certain Fixed Income Portfolios are designed to maintain higher credit quality and a more conservative approach versus the funds in their relevant peer groups. As a result of a lower risk profile, those Fixed Income Portfolios are generally expected to underperform the peer group during periods when riskier assets have outperformed and likewise are generally expected to outperform the peer group during periods when higher quality assets are in favor.

The Directors noted the complexity of the Overlay Portfolios, in particular the complexity of managing the globally diversified set of asset classes and derivatives in which the Overlay Portfolios can invest as well as the complexity of dynamically allocating assets through the Overlay Portfolios among various asset classes as economic and market conditions change in seeking to provide the desired risk/return trade-off for their investors in light of their overall Bernstein Wealth Management portfolios (and not just their investment in the Overlay Portfolios themselves). In considering the performance of the Overlay Portfolios, the Board reviewed the performance of the Overlay Portfolios’ dynamic asset allocation component and the impact of that component in the recent volatile market environment. The Board further acknowledged the difficulty in selecting relevant peer groups for the Overlay Portfolios because of their unique structure and noted that the Overlay A Portfolio and Tax-Aware Overlay A Portfolio held higher percentages of equities and international equities than the funds in their relevant peer groups.

The Board noted that each of the Portfolios, except the Overlay B Portfolio, had outperformed its benchmark index for the one-year period ending July 31, 2024, and that the Overlay B Portfolio had only slightly underperformed its benchmark index. Where the Portfolios had underperformed their peer groups or benchmark indices for certain periods, the Directors considered the Adviser’s explanations for performance and, as applicable, measures the Adviser had taken or proposed to take to improve performance.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

The Board, including the Independent Directors, considered the level of the Adviser’s profits in respect of its management of the respective Portfolios. The materials provided to the Independent Directors included information indicating the profitability of the Portfolios to the Adviser for calendar years 2022 and 2023. The Directors considered the assessment of an independent consultant that had reviewed the profitability statements for consistency with cost accounting theory and industry standards. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, noting that the methodology was consistent with the Adviser’s internal financial reporting. The Directors acknowledged that there are many potentially acceptable allocation methodologies for cost allocation, and that in certain cases the selected allocation methodology may not capture all costs borne by the Adviser with respect to a Portfolio. The Directors noted that they received information regarding revenues

134	Sanford C. Bernstein Fund, Inc.

and expenses of the Adviser’s relationship with the Fund, including those relating to the Adviser’s subsidiaries that provide transfer agency and distribution services to the Fund, and that they had focused on profitability before taxes and distribution expenses. The Directors reviewed comparative information regarding profitability for other publicly-traded advisers, recognizing that it is difficult to make comparisons of profitability among different investment advisers because only limited comparative information is publicly available and the comparisons are affected by numerous factors including different business mixes.

After reviewing all relevant factors, the Directors, including the Independent Directors, concluded that the levels of the Adviser’s profits in respect of its management of the Portfolios were not excessive.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Directors discussed possible ways in which any such economies of scale may be shared with the Portfolios, including by investment in enhanced services.

The Directors also considered the Senior Vice President materials which they received in connection with the review of the Investment Management Agreement, which included information reflecting changes in asset levels of the Portfolios and in the profitability of the Adviser over various periods.

After reviewing the profitability and economies of scale information provided by the Adviser, the Board concluded that the benefits of any economies of scale were appropriately being shared with Portfolio investors by way of, among other things and as applicable, establishing advisory fees at levels that contemplated future achievement of scale, breakpoint arrangements, and expense caps and waivers applying to select Portfolios.

Fall-Out Benefits and Other Revenue

The Board, including the Independent Directors, also took into account so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis), Rule 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) with respect to the retail share classes of certain Portfolios, and transfer agency fees paid by the retail share classes of certain Portfolios to a wholly-owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board determined to approve the continuation of the Investment Management Agreement for an additional annual term, without change to the Portfolios’ contractual fee schedules, as set forth below.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NEW ASSETS OF EACH PORTFOLIO
New York Municipal	0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% of assets in excess of $5 billion

California Municipal	0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% of assets in excess of $5 billion

2024 Annual Report	135

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NEW ASSETS OF EACH PORTFOLIO
Diversified Municipal	0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% in excess of $5 billion up to, but not exceeding $7 billion; 0.225% of assets in excess of $7 billion

Intermediate Duration	0.45% on the first $2.5 billion; 0.40% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.35% in excess of $5 billion up to, but not exceeding $8 billion; 0.30% of assets in excess of $8 billion

Emerging Markets	0.95% of the first $2.5 billion; 0.90% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Overlay A	0.90% of the first $2.5 billion; 0.875% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Tax-Aware Overlay A	0.90% of the first $2.5 billion; 0.875% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Overlay B	0.65% of assets.

Tax-Aware Overlay B	0.65% of assets.

136	Sanford C. Bernstein Fund, Inc.

Distributor

SANFORD C. BERNSTEIN FUND, INC.

66 HUDSON BOULEVARD EAST, NEW YORK, NY 10001

(212) 756-4097

SCBI-1947-0924

SANFORD C. BERNSTEIN FUND, INC.

Overlay Portfolios

Overlay A Portfolio

Tax-Aware Overlay A Portfolio

Overlay B Portfolio

Tax-Aware Overlay B Portfolio

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SEPTEMBER 30, 2024

Before investing in any portfolio of the Sanford C. Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

This shareholder report must be preceded or accompanied by the Sanford C. Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Investment Products Offered: • Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

September 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS–48.6%

Information Technology–13.9%
Communications Equipment–0.1%
Calix, Inc.(a)	3,610	$140,032
F5, Inc.(a)	1,049	230,990
Lumentum Holdings, Inc.(a)	2,600	164,788

		535,810

Electronic Equipment, Instruments & Components–0.4%
Avnet, Inc.	3,179	172,652
Belden, Inc.	1,373	160,820
CDW Corp./DE	5,088	1,151,414
Coherent Corp.(a)	2,034	180,843
Fabrinet(a)	860	203,338
Novanta, Inc.(a)	824	147,430
TD SYNNEX Corp.	1,840	220,947

		2,237,444

Semiconductors & Semiconductor Equipment–5.4%
Amkor Technology, Inc.	5,450	166,770
Broadcom, Inc.	29,385	5,068,913
FormFactor, Inc.(a)	2,625	120,750
KLA Corp.	2,268	1,756,362
MACOM Technology Solutions Holdings, Inc.(a)	1,489	165,666
Monolithic Power Systems, Inc.	134	123,883
NVIDIA Corp.	118,875	14,436,180
NXP Semiconductors NV	11,975	2,874,120
QUALCOMM, Inc.	6,727	1,143,926
Semtech Corp.(a)	4,397	200,767
Synaptics, Inc.(a)	1,890	146,626
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	5,297	919,930
Universal Display Corp.	889	186,601

		27,310,494

Software–5.8%
ACI Worldwide, Inc.(a)	3,840	195,456
Adobe, Inc.(a)	5,227	2,706,436
CommVault Systems, Inc.(a)	960	147,696
CyberArk Software Ltd.(a)	219	63,862
Fair Isaac Corp.(a)	65	126,329
Freshworks, Inc.–Class A(a)	6,849	78,626
Gen Digital, Inc.	42,861	1,175,677
HubSpot, Inc.(a)	228	121,205
Klaviyo, Inc.–Class A(a)	4,961	175,520
Manhattan Associates, Inc.(a)	984	276,878
Microsoft Corp.(b)	41,074	17,674,142
Monday.com Ltd.(a)	623	173,051
Nutanix, Inc.–Class A(a)	2,681	158,849
Oracle Corp.	27,574	4,698,610

Company	Shares	U.S. $ Value
PTC, Inc.(a)	774	$139,831
Samsara, Inc.–Class A(a)	3,498	168,324
ServiceNow, Inc.(a)	1,200	1,073,268

		29,153,760

Technology Hardware, Storage & Peripherals–2.2%
Apple, Inc.(b)	44,325	10,327,725
Pure Storage, Inc.–Class A(a)	3,457	173,680
Western Digital Corp.(a)	9,595	655,242

		11,156,647

		70,394,155

Health Care–7.3%
Biotechnology–1.2%
Akero Therapeutics, Inc.(a)	1,692	48,544
Apogee Therapeutics, Inc.(a)	1,028	60,385
Arcus Biosciences, Inc.(a)	2,756	42,139
Ascendis Pharma A/S (ADR)(a)	433	64,651
Blueprint Medicines Corp.(a)	962	88,985
Bridgebio Pharma, Inc.(a)	2,407	61,282
Cytokinetics, Inc.(a)	1,317	69,538
Denali Therapeutics, Inc.(a)	2,678	78,010
Exact Sciences Corp.(a)	2,062	140,464
Halozyme Therapeutics, Inc.(a)	2,160	123,638
Insmed, Inc.(a)	1,742	127,166
Intellia Therapeutics, Inc.(a)	1,938	39,826
Legend Biotech Corp. (ADR)(a)	1,174	57,209
MoonLake Immunotherapeutics(a)	936	47,193
Natera, Inc.(a)	2,123	269,515
Neurocrine Biosciences, Inc.(a)	1,090	125,590
Regeneron Pharmaceuticals, Inc.(a)	1,542	1,621,012
Ultragenyx Pharmaceutical, Inc.(a)	1,555	86,380
Vaxcyte, Inc.(a)	1,220	139,409
Vertex Pharmaceuticals, Inc.(a)	5,985	2,783,504
Viking Therapeutics, Inc.(a)	1,204	76,225
Xenon Pharmaceuticals, Inc.(a)	1,395	54,921

		6,205,586

Health Care Equipment & Supplies–0.9%
AtriCure, Inc.(a)	3,920	109,917
Avantor, Inc.(a)	6,795	175,787
Edwards Lifesciences Corp.(a)	13,998	923,728
Integra LifeSciences Holdings Corp.(a)	4,490	81,583
iRhythm Technologies, Inc.(a)	1,148	85,227
Medtronic PLC	33,754	3,038,873
Teleflex, Inc.	956	236,438

		4,651,553

Health Care Providers & Services–2.4%
AMN Healthcare Services, Inc.(a)	2,191	92,877
BrightSpring Health Services, Inc.(a)	6,090	89,401
Elevance Health, Inc.	5,151	2,678,520
Encompass Health Corp.	2,532	244,692
HCA Healthcare, Inc.	4,766	1,937,045
Inari Medical, Inc.(a)	1,982	81,738
Pediatrix Medical Group, Inc.(a)	9,385	108,772

2024 Annual Report	1

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
UnitedHealth Group, Inc.	11,520	$6,735,514

		11,968,559

Life Sciences Tools & Services–1.8%
ICON PLC(a)	522	149,976
Illumina, Inc.(a)	8,454	1,102,486
IQVIA Holdings, Inc.(a)	12,984	3,076,818
Repligen Corp.(a)	825	122,777
Revvity, Inc.	1,756	224,329
Thermo Fisher Scientific, Inc.	3,370	2,084,581
Waters Corp.(a)	5,791	2,084,123

		8,845,090

Pharmaceuticals–1.0%
Intra-Cellular Therapies, Inc.(a)	1,477	108,072
Merck & Co., Inc.	17,088	1,940,513
Roche Holding AG (Sponsored ADR)	40,129	1,603,154
Zoetis, Inc.	8,379	1,637,089

		5,288,828

		36,959,616

Financials–6.0%
Banks–1.5%
Bank of America Corp.	66,191	2,626,459
BankUnited, Inc.	5,149	187,629
Comerica, Inc.	3,739	224,003
First BanCorp./Puerto Rico	9,406	199,125
First Citizens BancShares, Inc./NC–Class A	125	230,119
First Hawaiian, Inc.	8,711	201,660
Texas Capital Bancshares, Inc.(a)	2,565	183,295
Webster Financial Corp.	3,818	177,957
Wells Fargo & Co.	57,030	3,221,625
Wintrust Financial Corp.	1,930	209,463
Zions Bancorp NA	4,021	189,871

		7,651,206

Capital Markets–1.4%
Cboe Global Markets, Inc.	860	176,188
Charles Schwab Corp. (The)	43,420	2,814,050
Goldman Sachs Group, Inc. (The)	6,953	3,442,500
Invesco Ltd.	11,766	206,611
PJT Partners, Inc.–Class A	957	127,606
Stifel Financial Corp.	4,165	391,094
TPG, Inc.	3,075	176,997

		7,335,046

Financial Services–1.8%
NCR Atleos Corp.(a)	6,720	191,722
PayPal Holdings, Inc.(a)	13,752	1,073,069
Shift4 Payments, Inc.–Class A(a)	1,974	174,896
Visa, Inc.–Class A	26,657	7,329,342
Walker & Dunlop, Inc.	1,842	209,233

		8,978,262

Insurance–1.3%
American Financial Group, Inc./OH	1,747	235,146

Company	Shares	U.S. $ Value
Hanover Insurance Group, Inc. (The)	1,293	$191,506
Kemper Corp.	1,720	105,350
Progressive Corp. (The)	16,856	4,277,379
Ryan Specialty Holdings, Inc.	3,143	208,664
Willis Towers Watson PLC	4,606	1,356,605

		6,374,650

		30,339,164

Communication Services–5.1%
Diversified Telecommunication Services–0.4%
Comcast Corp.–Class A	51,071	2,133,236

Entertainment–0.5%
Walt Disney Co. (The)	23,637	2,273,643

Interactive Media & Services–3.6%
Alphabet, Inc.–Class C(b)	62,178	10,395,540
Meta Platforms, Inc.–Class A	14,096	8,069,114

		18,464,654

Media–0.1%
Criteo SA (Sponsored ADR)(a)	3,066	123,376
Nexstar Media Group, Inc.	1,022	168,987

		292,363

Wireless Telecommunication Services–0.5%
T-Mobile US, Inc.	13,142	2,711,983

		25,875,879

Industrials–4.6%
Aerospace & Defense–0.1%
Axon Enterprise, Inc.(a)	442	176,623
Curtiss-Wright Corp.	492	161,715
Howmet Aerospace, Inc.	1,670	167,418
Moog, Inc.–Class A	1,034	208,889

		714,645

Air Freight & Logistics–0.1%
CH Robinson Worldwide, Inc.	2,415	266,544

Building Products–0.6%
Armstrong World Industries, Inc.	1,400	184,002
AZEK Co., Inc. (The)(a)	3,278	153,410
Builders FirstSource, Inc.(a)	1,180	228,755
Carlisle Cos., Inc.	382	171,804
Lennox International, Inc.	448	270,722
Otis Worldwide Corp.	19,239	1,999,702

		3,008,395

Commercial Services & Supplies–0.1%
ABM Industries, Inc.	3,764	198,589
MillerKnoll, Inc.	7,856	194,514
Tetra Tech, Inc.	4,200	198,072

		591,175

Construction & Engineering–0.2%
API Group Corp.(a)	3,141	103,716

2	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Comfort Systems USA, Inc.	625	$243,969
Fluor Corp.(a)	4,220	201,336
Granite Construction, Inc.	2,481	196,693
MasTec, Inc.(a)	1,818	223,796
WillScot Holdings Corp.(a)	5,685	213,756

		1,183,266

Electrical Equipment–1.2%
BWX Technologies, Inc.	1,728	187,834
Eaton Corp. PLC	10,529	3,489,732
GE Vernova, Inc.(a)	8,196	2,089,816
Regal Rexnord Corp.	1,340	222,279

		5,989,661

Ground Transportation–0.7%
ArcBest Corp.	2,115	229,372
CSX Corp.	82,572	2,851,211
Saia, Inc.(a)	367	160,474
XPO, Inc.(a)	1,807	194,271

		3,435,328

Industrial Conglomerates–0.2%
Honeywell International, Inc.	5,972	1,234,472

Machinery–1.0%
Deere & Co.	3,273	1,365,921
Gates Industrial Corp. PLC(a)	11,760	206,388
ITT, Inc.	1,190	177,917
John Bean Technologies Corp.	1,795	176,825
Middleby Corp. (The)(a)	1,598	222,330
Oshkosh Corp.	1,773	177,672
PACCAR, Inc.	17,641	1,740,814
Pentair PLC	11,466	1,121,260

		5,189,127

Marine Transportation–0.0%
Kirby Corp.(a)	1,348	165,036

Professional Services–0.3%
Booz Allen Hamilton Holding Corp.	4,646	756,183
FTI Consulting, Inc.(a)	675	153,603
Robert Half, Inc.	3,037	204,724
WNS Holdings Ltd.(a)	2,650	139,682

		1,254,192

Trading Companies & Distributors–0.1%
Core & Main, Inc.–Class A(a)	3,940	174,936
Herc Holdings, Inc.	1,210	192,910

		367,846

		23,399,687

Consumer Discretionary–4.3%
Automobile Components–0.1%
Adient PLC(a)	8,130	183,494
BorgWarner, Inc.	6,806	246,990

		430,484

Company	Shares	U.S. $ Value
Broadline Retail–1.7%
Amazon.com, Inc.(a)	46,021	$8,575,093
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,497	145,508

		8,720,601

Diversified Consumer Services–0.1%
ADT, Inc.	29,106	210,436
Duolingo, Inc.(a)	897	252,972

		463,408

Hotels, Restaurants & Leisure–0.6%
Cava Group, Inc.(a)	1,142	141,437
Dine Brands Global, Inc.	2,410	75,264
DraftKings, Inc.–Class A(a)	1,481	58,055
Hyatt Hotels Corp.–Class A	5,382	819,141
Starbucks Corp.	13,325	1,299,054
Viking Holdings Ltd.(a)	10,019	349,563
Wingstop, Inc.	563	234,253

		2,976,767

Household Durables–0.2%
NVR, Inc.(a)	18	176,612
PulteGroup, Inc.	1,060	152,142
SharkNinja, Inc.	1,912	207,853
Taylor Morrison Home Corp.(a)	2,883	202,560

		739,167

Leisure Products–0.0%
Brunswick Corp./DE	2,460	206,197

Specialty Retail–1.1%
AutoNation, Inc.(a)	1,010	180,709
AutoZone, Inc.(a)	492	1,549,820
Bath & Body Works, Inc.	5,766	184,051
Burlington Stores, Inc.(a)	575	151,501
Dick’s Sporting Goods, Inc.	550	114,785
Group 1 Automotive, Inc.	531	203,394
Home Depot, Inc. (The)	7,907	3,203,916
Wayfair, Inc.–Class A(a)	2,303	129,383

		5,717,559

Textiles, Apparel & Luxury Goods–0.5%
Birkenstock Holding PLC(a)	2,174	107,157
Crocs, Inc.(a)	1,247	180,578
Deckers Outdoor Corp.(a)	961	153,231
NIKE, Inc.–Class B	17,597	1,555,575
PVH Corp.	1,578	159,110
Tapestry, Inc.	4,302	202,108

		2,357,759

		21,611,942

Consumer Staples–2.6%
Beverages–0.8%
Coca-Cola Co. (The)	33,581	2,413,130
Constellation Brands, Inc.–Class A	6,801	1,752,550

		4,165,680

2024 Annual Report	3

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Consumer Staples Distribution & Retail–1.3%
Costco Wholesale Corp.	1,826	$1,618,786
Walmart, Inc.	60,734	4,904,270

		6,523,056

Food Products–0.1%
Freshpet, Inc.(a)	1,342	183,545
Lamb Weston Holdings, Inc.	1,590	102,937
Nomad Foods Ltd.	11,510	219,381

		505,863

Household Products–0.4%
Procter & Gamble Co. (The)	10,979	1,901,563

Personal Care Products–0.0%
BellRing Brands, Inc.(a)	2,697	163,762

		13,259,924

Energy–1.6%
Energy Equipment & Services–0.5%
Baker Hughes Co.	65,925	2,383,189
TechnipFMC PLC	4,788	125,589

		2,508,778

Oil, Gas & Consumable Fuels–1.1%
Cameco Corp.	31,863	1,521,777
Chevron Corp.	8,952	1,318,361
EOG Resources, Inc.	16,633	2,044,695
HF Sinclair Corp.	2,075	92,483
Magnolia Oil & Gas Corp.–Class A	8,020	195,848
Matador Resources Co.	2,826	139,661
Northern Oil and Gas, Inc.	5,030	178,112
Permian Resources Corp.	9,893	134,644

		5,625,581

		8,134,359

Materials–1.3%
Chemicals–1.3%
Avient Corp.	4,390	220,905
Corteva, Inc.	37,299	2,192,808
Element Solutions, Inc.	6,864	186,426
Linde PLC	4,576	2,182,112
LyondellBasell Industries NV–Class A	19,207	1,841,951

		6,624,202

Containers & Packaging–0.0%
Berry Global Group, Inc.	2,320	157,713

		6,781,915

Real Estate–1.0%
Diversified REITs–0.0%
Broadstone Net Lease, Inc.–Class A	5,820	110,289

Hotel & Resort REITs–0.0%
Ryman Hospitality Properties, Inc.	1,592	170,726

Company		Shares	U.S. $ Value
Industrial REITs–0.6%
First Industrial Realty Trust, Inc.		2,572	$143,981
Lineage, Inc.		1,383	108,400
Prologis, Inc.		19,409	2,450,968
STAG Industrial, Inc.		5,180	202,486

			2,905,835

Real Estate Management & Development–0.1%
Jones Lang LaSalle, Inc.(a)		1,070	288,696

Residential REITs–0.0%
Independence Realty Trust, Inc.		11,010	225,705

Specialized REITs–0.3%
American Tower Corp.		6,330	1,472,105
CubeSmart		2,759	148,517

			1,620,622

			5,321,873

Utilities–0.9%
Electric Utilities–0.9%
American Electric Power Co., Inc.		16,344	1,676,894
IDACORP, Inc.		1,941	200,098
NextEra Energy, Inc.		29,245	2,472,080
Portland General Electric Co.		3,740	179,146

			4,528,218

Total Common Stocks (cost $118,953,595)			246,606,732

INVESTMENT COMPANIES–33.7%
Funds and Investment Trusts–33.7%(c)(d)
AB All Market Real Return Portfolio–Class Z		3,548,497	33,710,722
AB International Small Cap Portfolio–Class Z		1,294,424	16,749,847
Bernstein International Strategic Equities Portfolio–Class Z		7,317,907	99,889,435
Bernstein Small Cap Core Portfolio–Class Z		851,848	11,925,874
Sanford C Bernstein Fund, Inc.–Emerging Markets Portfolio–Class Z		307,977	8,977,538

Total Investment Companies (cost $129,913,184)			171,253,416

	Notional Amount

PURCHASED OPTIONS—PUTS–1.6%
Options on Equity Indices–1.6%
Euro STOXX 50 Index Expiration: Sep 2025; Contracts: 7,240; Exercise Price: EUR 4,200.00; Counterparty: UBS AG(a)	EUR	30,408,000	810,850

4	Sanford C. Bernstein Fund, Inc.

	Notional Amount		U.S. $ Value
FTSE 100 Index Expiration: Jul 2025; Contracts: 1,710; Exercise Price: GBP 7,200.00; Counterparty: UBS AG(a)	GBP	12,312,000	$221,782
Nikkei 225 Index Expiration: Jun 2025; Contracts: 167,000; Exercise Price: JPY 33,250.00; Counterparty: UBS AG(a)	JPY	5,552,750,000	1,379,471
S&P 500 Index Expiration: Jul 2025; Contracts: 61,200; Exercise Price: USD 4,900.00; Counterparty: UBS AG(a)	USD	299,880,000	5,718,686

Total Purchased Options—Puts (premiums paid $7,836,249)			8,130,789

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–10.0%
Investment Companies–10.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.73%(c)(d)(e) (cost $50,443,565)	50,443,565	$50,443,565

Total Investments—93.9% (cost $307,146,593)		476,434,502

Other assets less liabilities—6.1%		31,176,674

Net Assets—100.0%		$507,611,176

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

Purchased Contracts

10 Yr Canadian Bond Futures	172	December 2024	$15,898,347	$79,942

10 Yr Japan Bond (OSE) Futures	10	December 2024	10,064,359	5,696

Euro Buxl 30 Yr Bond Futures	27	December 2024	4,095,900	(2,235)

Euro STOXX 50 Index Futures	608	December 2024	34,042,780	626,668

Euro-BOBL Futures	136	December 2024	18,174,168	115,873

Euro-Bund Futures	134	December 2024	20,124,940	88,623

FTSE 100 Index Futures	237	December 2024	26,262,709	(338,017)

Hang Seng Index Futures	3	October 2024	410,569	36,173

Long Gilt Futures	14	December 2024	1,842,344	(34,325)

MSCI Emerging Markets Futures	59	December 2024	3,459,465	(59,089)

MSCI Singapore IX ETS Futures	14	October 2024	374,060	(53)

Nikkei 225 (OSE) Futures	36	December 2024	9,505,653	494,335

OMXS 30 Index Futures	28	October 2024	723,928	1,549

S&P 500 E-Mini Futures	366	December 2024	106,400,775	1,564,724

TOPIX Index Futures	60	December 2024	11,052,357	287,586

U.S. T-Note 2 Yr (CBT) Futures	527	December 2024	109,743,633	43,251

U.S. T-Note 10 Yr (CBT) Futures	1,009	December 2024	115,309,781	(250,169)

U.S. Ultra Bond (CBT) Futures	190	December 2024	25,287,813	(69,910)

Sold Contracts

10 Yr Australian Bond Futures	115	December 2024	9,254,117	75,410

E-Mini Russell 2000 Futures	26	December 2024	2,923,960	(44,710)

S&P Mid 400 E-Mini Futures	5	December 2024	1,574,300	(41,339)

S&P/TSX 60 Index Futures	127	December 2024	27,126,888	(249,876)

SPI 200 Futures	116	December 2024	16,652,828	(238,272)

				$2,091,835

2024 Annual Report	5

Schedule of Investments (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America, NA	USD	10,423	JPY	1,459,430	10/17/2024	$(247,583)

Bank of America, NA	USD	11,706	EUR	10,455	10/25/2024	(56,783)

Bank of America, NA	CAD	15,997	USD	11,800	11/07/2024	(38,032)

Bank of America, NA	USD	20,152	CAD	27,313	11/07/2024	61,481

Bank of America, NA	GBP	4,796	USD	6,259	11/08/2024	(152,612)

Bank of America, NA	USD	33,827	GBP	25,546	11/08/2024	325,427

Barclays Bank PLC	CHF	780	USD	922	10/25/2024	(1,465)

Barclays Bank PLC	CAD	55,079	USD	40,581	11/07/2024	(180,525)

Barclays Bank PLC	NOK	106,812	USD	10,221	11/22/2024	95,683

Barclays Bank PLC	USD	2,230	AUD	3,301	11/22/2024	54,024

Citibank, NA	JPY	208,825	USD	1,470	10/17/2024	14,193

Citibank, NA	EUR	16,975	USD	18,865	10/25/2024	(49,003)

Citibank, NA	CAD	12,759	USD	9,438	11/07/2024	(3,552)

Citibank, NA	SEK	34,998	USD	3,452	11/22/2024	(2,351)

Deutsche Bank AG	JPY	565,890	USD	3,943	10/17/2024	(1,905)

Deutsche Bank AG	CHF	688	USD	807	10/25/2024	(8,329)

Deutsche Bank AG	USD	11,564	EUR	10,534	10/25/2024	172,671

Deutsche Bank AG	USD	1,387	CAD	1,872	11/07/2024	(1,196)

Deutsche Bank AG	USD	6,652	GBP	4,982	11/08/2024	9,102

Deutsche Bank AG	USD	21,314	NOK	225,388	11/22/2024	52,196

Goldman Sachs Bank USA	USD	14,061	JPY	2,043,399	10/17/2024	185,836

Goldman Sachs Bank USA	CHF	16,677	USD	19,502	10/25/2024	(254,169)

Goldman Sachs Bank USA	USD	13,088	EUR	11,816	10/25/2024	77,035

HSBC Bank USA	JPY	983,607	USD	6,868	10/17/2024	10,089

HSBC Bank USA	USD	1,279	CHF	1,072	10/25/2024	(8,895)

HSBC Bank USA	USD	736	EUR	667	10/25/2024	6,308

HSBC Bank USA	USD	3,871	EUR	3,463	10/25/2024	(12,329)

JPMorgan Chase Bank, NA	JPY	251,037	USD	1,719	10/17/2024	(31,334)

JPMorgan Chase Bank, NA	USD	18,360	JPY	2,680,298	10/17/2024	326,656

JPMorgan Chase Bank, NA	USD	3,509	JPY	497,809	10/17/2024	(38,724)

JPMorgan Chase Bank, NA	EUR	7,669	USD	8,530	10/25/2024	(15,580)

JPMorgan Chase Bank, NA	USD	14,662	CAD	19,752	11/07/2024	(44,107)

JPMorgan Chase Bank, NA	USD	1,801	GBP	1,346	11/08/2024	(1,444)

Morgan Stanley & Co. LLC	CHF	3,654	USD	4,328	10/25/2024	143

Morgan Stanley & Co. LLC	EUR	5,445	USD	6,008	10/25/2024	(58,847)

Morgan Stanley & Co. LLC	USD	1,347	EUR	1,228	10/25/2024	22,034

State Street Bank & Trust Co.	CHF	1,409	USD	1,662	10/25/2024	(7,793)

State Street Bank & Trust Co.	SEK	247	USD	24	11/22/2024	19

State Street Bank & Trust Co.	USD	24	SEK	247	11/22/2024	(3)

State Street Bank & Trust Co.	NZD	695	USD	440	12/06/2024	(2,216)

						$194,120

6	Sanford C. Bernstein Fund, Inc.

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	488	12/20/2024	$2,711
Swiss Market Index Futures	0.00%	Maturity	CHF	1,465	12/20/2024	(2,871)

						$(160)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

BOBL—Bundesobligationen

CBT—Chicago Board of Trade

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

2024 Annual Report	7

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

September 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS–52.6%

Information Technology–15.3%
Communications Equipment–0.1%
Calix, Inc.(a)	6,815	$264,354
F5, Inc.(a)	1,990	438,198
Lumentum Holdings, Inc.(a)	4,909	311,132

		1,013,684

Electronic Equipment, Instruments & Components–0.6%
Avnet, Inc.	6,004	326,077
Belden, Inc.	2,596	304,069
CDW Corp./DE	18,647	4,219,816
Coherent Corp.(a)	3,872	344,259
Fabrinet(a)	1,636	386,816
Novanta, Inc.(a)	1,567	280,368
TD SYNNEX Corp.	3,470	416,678

		6,278,083

Semiconductors & Semiconductor Equipment–5.6%
Amkor Technology, Inc.	10,323	315,884
Broadcom, Inc.	59,521	10,267,372
FormFactor, Inc.(a)	4,961	228,206
KLA Corp.	4,680	3,624,239
MACOM Technology Solutions Holdings, Inc.(a)	2,834	315,311
Monolithic Power Systems, Inc.	256	236,672
NVIDIA Corp.	296,020	35,948,669
NXP Semiconductors NV	24,607	5,905,926
QUALCOMM, Inc.	27,885	4,741,844
Semtech Corp.(a)	8,370	382,174
Synaptics, Inc.(a)	3,572	277,116
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	8,928	1,550,526
Universal Display Corp.	1,691	354,941

		64,148,880

Software–6.4%
ACI Worldwide, Inc.(a)	7,251	369,076
Adobe, Inc.(a)	11,700	6,058,026
CommVault Systems, Inc.(a)	1,807	278,007
CyberArk Software Ltd.(a)	418	121,893
Fair Isaac Corp.(a)	125	242,940
Freshworks, Inc.–Class A(a)	13,036	149,653
Gen Digital, Inc.	83,037	2,277,705
HubSpot, Inc.(a)	433	230,183
Klaviyo, Inc.–Class A(a)	9,441	334,023
Manhattan Associates, Inc.(a)	1,873	527,025
Microsoft Corp.(b)	104,191	44,833,387
Monday.com Ltd.(a)	1,187	329,713
Nutanix, Inc.–Class A(a)	5,103	302,353
Oracle Corp.	78,006	13,292,222

Company	Shares	U.S. $ Value
PTC, Inc.(a)	1,474	$266,293
Samsara, Inc.–Class A(a)	6,658	320,383
ServiceNow, Inc.(a)	3,583	3,204,599

		73,137,481

Technology Hardware, Storage & Peripherals–2.6%
Apple, Inc.(b)	114,338	26,640,754
Pure Storage, Inc.–Class A(a)	6,581	330,629
Western Digital Corp.(a)	49,223	3,361,439

		30,332,822

		174,910,950

Health Care–7.9%
Biotechnology–1.3%
Akero Therapeutics, Inc.(a)	3,221	92,411
Apogee Therapeutics, Inc.(a)	1,956	114,895
Arcus Biosciences, Inc.(a)	5,245	80,196
Ascendis Pharma A/S (ADR)(a)	817	121,986
Blueprint Medicines Corp.(a)	1,831	169,368
Bridgebio Pharma, Inc.(a)	4,581	116,632
Cytokinetics, Inc.(a)	2,508	132,422
Denali Therapeutics, Inc.(a)	5,097	148,476
Exact Sciences Corp.(a)	3,925	267,371
Halozyme Therapeutics, Inc.(a)	4,112	235,371
Insmed, Inc.(a)	3,315	241,995
Intellia Therapeutics, Inc.(a)	3,689	75,809
Legend Biotech Corp. (ADR)(a)	2,235	108,912
MoonLake Immunotherapeutics(a)	1,781	89,798
Natera, Inc.(a)	4,041	513,005
Neurocrine Biosciences, Inc.(a)	2,074	238,966
Regeneron Pharmaceuticals, Inc.(a)	4,659	4,897,727
Ultragenyx Pharmaceutical, Inc.(a)	2,960	164,428
Vaxcyte, Inc.(a)	2,322	265,335
Vertex Pharmaceuticals, Inc.(a)	14,531	6,758,077
Viking Therapeutics, Inc.(a)	2,291	145,043
Xenon Pharmaceuticals, Inc.(a)	2,654	104,488

		15,082,711

Health Care Equipment & Supplies–0.9%
AtriCure, Inc.(a)	7,460	209,178
Avantor, Inc.(a)	12,840	332,171
Edwards Lifesciences Corp.(a)	63,460	4,187,726
Integra LifeSciences Holdings Corp.(a)	8,485	154,173
iRhythm Technologies, Inc.(a)	2,185	162,214
Medtronic PLC	60,536	5,450,056
Teleflex, Inc.	1,810	447,649

		10,943,167

Health Care Providers & Services–2.8%
AMN Healthcare Services, Inc.(a)	4,141	175,537
BrightSpring Health Services, Inc.(a)	11,591	170,156
Elevance Health, Inc.	10,516	5,468,320
Encompass Health Corp.	4,780	461,939
HCA Healthcare, Inc.	16,466	6,692,276
Inari Medical, Inc.(a)	3,774	155,640
Pediatrix Medical Group, Inc.(a)	17,715	205,317

8	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
UnitedHealth Group, Inc.	31,313	$18,308,085

		31,637,270

Life Sciences Tools & Services–1.8%
Danaher Corp.	5,724	1,591,387
ICON PLC(a)	993	285,299
Illumina, Inc.(a)	13,144	1,714,109
IQVIA Holdings, Inc.(a)	29,745	7,048,673
Repligen Corp.(a)	1,570	233,647
Revvity, Inc.	3,320	424,130
Thermo Fisher Scientific, Inc.	8,686	5,372,899
Waters Corp.(a)	12,726	4,579,960

		21,250,104

Pharmaceuticals–1.1%
Intra-Cellular Therapies, Inc.(a)	2,810	205,608
Johnson & Johnson	6,318	1,023,895
Merck & Co., Inc.	30,404	3,452,678
Roche Holding AG (Sponsored ADR)	93,452	3,733,407
Viatris, Inc.	23,223	269,619
Zoetis, Inc.	17,608	3,440,251

		12,125,458

		91,038,710

Financials–6.8%
Banks–1.8%
Bank of America Corp.	198,720	7,885,210
BankUnited, Inc.	9,696	353,322
Comerica, Inc.	6,780	406,190
First BanCorp./Puerto Rico	17,778	376,360
First Citizens BancShares, Inc./NC–Class A	241	443,669
First Hawaiian, Inc.	16,470	381,281
PNC Financial Services Group, Inc. (The)	6,214	1,148,658
Texas Capital Bancshares, Inc.(a)	4,833	345,366
Webster Financial Corp.	7,210	336,058
Wells Fargo & Co.	143,862	8,126,764
Wintrust Financial Corp.	3,640	395,049
Zions Bancorp NA	7,255	342,581

		20,540,508

Capital Markets–1.5%
Cboe Global Markets, Inc.	1,620	331,889
Charles Schwab Corp. (The)	94,858	6,147,747
Goldman Sachs Group, Inc. (The)	15,606	7,726,687
Invesco Ltd.	22,224	390,253
LPL Financial Holdings, Inc.	5,430	1,263,181
PJT Partners, Inc.–Class A	1,822	242,945
Stifel Financial Corp.	7,894	741,247
TPG, Inc.	5,852	336,841

		17,180,790

Financial Services–1.9%
NCR Atleos Corp.(a)	12,695	362,188
PayPal Holdings, Inc.(a)	20,603	1,607,652

Company	Shares	U.S. $ Value
Shift4 Payments, Inc.–Class A(a)	3,758	$332,959
Visa, Inc.–Class A	69,682	19,159,066
Walker & Dunlop, Inc.	3,479	395,180

		21,857,045

Insurance–1.6%
American Financial Group, Inc./OH	3,299	444,045
Hanover Insurance Group, Inc. (The)	2,444	361,981
Kemper Corp.	3,250	199,063
Progressive Corp. (The)	55,965	14,201,678
Ryan Specialty Holdings, Inc.	5,982	397,145
Willis Towers Watson PLC	10,824	3,187,993

		18,791,905

		78,370,248

Communication Services–5.7%
Diversified Telecommunication Services–0.6%
Comcast Corp.–Class A	157,295	6,570,212

Entertainment–0.4%
Walt Disney Co. (The)	45,829	4,408,291

Interactive Media & Services–4.1%
Alphabet, Inc.–Class C(b)	165,189	27,617,949
Meta Platforms, Inc.–Class A	33,811	19,354,769

		46,972,718

Media–0.0%
Criteo SA (Sponsored ADR)(a)	5,792	233,070
Nexstar Media Group, Inc.	1,920	317,472

		550,542

Wireless Telecommunication Services–0.6%
T-Mobile US, Inc.	31,916	6,586,186

		65,087,949

Industrials–4.6%
Aerospace & Defense–0.2%
Axon Enterprise, Inc.(a)	842	336,463
Curtiss-Wright Corp.	938	308,311
Howmet Aerospace, Inc.	3,185	319,296
L3Harris Technologies, Inc.	3,095	736,208
Moog, Inc.–Class A	1,967	397,374

		2,097,652

Air Freight & Logistics–0.0%
CH Robinson Worldwide, Inc.	4,562	503,508

Building Products–0.5%
Armstrong World Industries, Inc.	2,664	350,130
AZEK Co., Inc. (The)(a)	6,238	291,938
Builders FirstSource, Inc.(a)	2,215	429,400
Carlisle Cos., Inc.	727	326,968
Lennox International, Inc.	854	516,064
Otis Worldwide Corp.	38,562	4,008,134

		5,922,634

2024 Annual Report	9

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Commercial Services & Supplies–0.1%
ABM Industries, Inc.	7,112	$375,229
MillerKnoll, Inc.	14,807	366,621
Tetra Tech, Inc.	7,985	376,573

		1,118,423

Construction & Engineering–0.5%
AECOM	11,379	1,175,109
API Group Corp.(a)	5,978	197,394
Comfort Systems USA, Inc.	1,190	464,516
Fluor Corp.(a)	7,987	381,060
Granite Construction, Inc.	4,722	374,360
MasTec, Inc.(a)	19,008	2,339,885
WillScot Holdings Corp.(a)	10,736	403,674

		5,335,998

Electrical Equipment–1.3%
BWX Technologies, Inc.	3,289	357,514
Eaton Corp. PLC	29,249	9,694,289
GE Vernova, Inc.(a)	17,050	4,347,409
Regal Rexnord Corp.	2,532	420,008

		14,819,220

Ground Transportation–0.6%
ArcBest Corp.	4,000	433,800
CSX Corp.	164,835	5,691,752
Saia, Inc.(a)	699	305,645
XPO, Inc.(a)	3,441	369,942

		6,801,139

Industrial Conglomerates–0.1%
Honeywell International, Inc.	5,431	1,122,642

Machinery–0.9%
Deere & Co.	3,315	1,383,449
Gates Industrial Corp. PLC(a)	22,236	390,242
ITT, Inc.	2,265	338,640
John Bean Technologies Corp.	3,390	333,949
Middleby Corp. (The)(a)	3,020	420,172
Oshkosh Corp.	3,357	336,405
PACCAR, Inc.	48,811	4,816,669
Pentair PLC	21,759	2,127,813

		10,147,339

Marine Transportation–0.0%
Kirby Corp.(a)	2,565	314,033

Professional Services–0.3%
Booz Allen Hamilton Holding Corp.	12,386	2,015,945
FTI Consulting, Inc.(a)	1,283	291,960
Robert Half, Inc.	5,732	386,394
WNS Holdings Ltd.(a)	5,080	267,767

		2,962,066

Trading Companies & Distributors–0.1%
Core & Main, Inc.–Class A(a)	7,440	330,336
Herc Holdings, Inc.	2,190	349,152
United Rentals, Inc.	1,161	940,096

		1,619,584

		52,764,238

Company	Shares	U.S. $ Value

Consumer Discretionary–4.5%
Automobile Components–0.1%
Adient PLC(a)	15,355	$346,562
BorgWarner, Inc.	12,867	466,944

		813,506

Broadline Retail–1.7%
Amazon.com, Inc.(a)	104,254	19,425,648
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,849	276,923

		19,702,571

Diversified Consumer Services–0.1%
ADT, Inc.	55,031	397,874
Duolingo, Inc.(a)	1,707	481,408

		879,282

Hotels, Restaurants & Leisure–0.7%
Cava Group, Inc.(a)	2,174	269,250
Dine Brands Global, Inc.	4,551	142,128
DraftKings, Inc.–Class A(a)	2,819	110,505
Hyatt Hotels Corp.–Class A	22,962	3,494,816
Restaurant Brands International, Inc.	4,126	297,567
Starbucks Corp.	22,127	2,157,161
Viking Holdings Ltd.(a)	18,989	662,526
Wingstop, Inc.	1,071	445,622

		7,579,575

Household Durables–0.1%
NVR, Inc.(a)	33	323,789
PulteGroup, Inc.	2,006	287,921
SharkNinja, Inc.	3,640	395,705
Taylor Morrison Home Corp.(a)	5,432	381,652

		1,389,067

Leisure Products–0.0%
Brunswick Corp./DE	4,650	389,763

Specialty Retail–1.3%
AutoNation, Inc.(a)	1,903	340,485
AutoZone, Inc.(a)	1,534	4,832,161
Bath & Body Works, Inc.	10,897	347,832
Burlington Stores, Inc.(a)	1,094	288,247
Dick’s Sporting Goods, Inc.	1,465	305,746
Group 1 Automotive, Inc.	1,011	387,254
Home Depot, Inc. (The)	21,287	8,625,492
Wayfair, Inc.–Class A(a)	4,385	246,349

		15,373,566

Textiles, Apparel & Luxury Goods–0.5%
Birkenstock Holding PLC(a)	4,139	204,011
Crocs, Inc.(a)	2,366	342,621
Deckers Outdoor Corp.(a)	1,829	291,634
NIKE, Inc.–Class B	49,550	4,380,220
PVH Corp.	2,841	286,458
Tapestry, Inc.	7,812	367,008

		5,871,952

		51,999,282

10	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value

Consumer Staples–3.0%
Beverages–0.7%
Coca-Cola Co. (The)	65,860	$4,732,700
Constellation Brands, Inc.–Class A	13,311	3,430,111

		8,162,811

Consumer Staples Distribution & Retail–1.7%
Costco Wholesale Corp.	6,496	5,758,834
Walmart, Inc.	172,256	13,909,672

		19,668,506

Food Products–0.1%
Freshpet, Inc.(a)	2,555	349,447
Lamb Weston Holdings, Inc.	3,000	194,220
Nomad Foods Ltd.	21,746	414,479

		958,146

Household Products–0.4%
Procter & Gamble Co. (The)	27,931	4,837,649

Personal Care Products–0.1%
BellRing Brands, Inc.(a)	5,134	311,737

		33,938,849

Energy–1.7%
Energy Equipment & Services–0.4%
Baker Hughes Co.	121,376	4,387,743
TechnipFMC PLC	9,113	239,034

		4,626,777

Oil, Gas & Consumable Fuels–1.3%
Cameco Corp.	67,279	3,213,245
Chevron Corp.	22,157	3,263,061
ConocoPhillips	8,503	895,196
EOG Resources, Inc.	53,603	6,589,417
HF Sinclair Corp.	3,921	174,759
Magnolia Oil & Gas Corp.–Class A	15,230	371,916
Matador Resources Co.	5,340	263,903
Northern Oil and Gas, Inc.	9,512	336,820
Permian Resources Corp.	18,831	256,290

		15,364,607

		19,991,384

Materials–1.3%
Chemicals–1.2%
Avient Corp.	7,973	401,201
Corteva, Inc.	76,243	4,482,326
Element Solutions, Inc.	12,981	352,564
Linde PLC	10,686	5,095,726
LyondellBasell Industries NV–Class A	31,730	3,042,907

		13,374,724

Containers & Packaging–0.0%
Berry Global Group, Inc.	4,390	298,432

Company	Shares	U.S. $ Value
Metals & Mining–0.1%
ATI, Inc.(a)	15,327	$1,025,530

		14,698,686

Real Estate–0.9%
Diversified REITs–0.0%
Broadstone Net Lease, Inc.–Class A	11,004	208,526

Hotel & Resort REITs–0.0%
Ryman Hospitality Properties, Inc.	3,004	322,149

Industrial REITs–0.5%
First Industrial Realty Trust, Inc.	4,848	271,391
Lineage, Inc.	2,629	206,061
Prologis, Inc.	41,477	5,237,715
STAG Industrial, Inc.	9,420	368,228

		6,083,395

Real Estate Management & Development–0.1%
Jones Lang LaSalle, Inc.(a)	2,017	544,207

Residential REITs–0.0%
Independence Realty Trust, Inc.	20,810	426,605

Specialized REITs–0.3%
American Tower Corp.	12,098	2,813,511
CubeSmart	5,216	280,777

		3,094,288

		10,679,170

Utilities–0.9%
Electric Utilities–0.9%
American Electric Power Co., Inc.	43,120	4,424,112
IDACORP, Inc.	3,666	377,928
NextEra Energy, Inc.	61,694	5,214,994
Portland General Electric Co.	7,070	338,653

		10,355,687

Total Common Stocks (cost $242,371,445)		603,835,153

INVESTMENT COMPANIES–35.9%
Funds and Investment Trusts–35.9%(c)(d)
AB All Market Real Return Portfolio–Class Z	8,380,349	79,613,312
AB International Small Cap Portfolio–Class Z	3,317,816	42,932,535
Bernstein International Strategic Equities Portfolio–Class Z	17,896,687	244,289,775
Bernstein Small Cap Core Portfolio–Class Z	1,617,489	22,644,853
Sanford C Bernstein Fund, Inc.–Emerging Markets Portfolio–Class Z	786,319	22,921,207

Total Investment Companies (cost $314,300,833)		412,401,682

2024 Annual Report	11

Schedule of Investments (continued)

	Notional Amount		U.S. $ Value

PURCHASED OPTIONS—PUTS–1.6%
Options on Equity Indices–1.6%
Euro STOXX 50 Index Expiration: Sep 2025; Contracts: 16,340; Exercise Price: EUR 4,200.00; Counterparty: UBS AG(a)	EUR	68,628,000	$1,830,014
FTSE 100 Index Expiration: Jul 2025; Contracts: 3,650; Exercise Price: GBP 7,200.00; Counterparty: UBS AG(a)	GBP	26,280,000	473,394
Nikkei 225 Index Expiration: Jun 2025; Contracts: 364,000; Exercise Price: JPY 33,250.00; Counterparty: UBS AG(a)	JPY	12,103,000,000	3,006,752
S&P 500 Index Expiration: Jul 2025; Contracts: 133,600; Exercise Price: USD 4,900.00; Counterparty: UBS AG(a)	USD	654,640,000	12,483,928

Total Purchased Options—Puts (premiums paid $17,148,507)			17,794,088

Shares		U.S. $ Value

SHORT-TERM INVESTMENTS–11.4%
Investment Companies–11.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.73%(c)(d)(e) (cost $131,139,369)	131,139,369	$131,139,369

Total Investments—101.5% (cost $704,960,154)		1,165,170,292

Other assets less liabilities—(1.5)%		(17,641,313)

Net Assets—100.0%		$1,147,528,979

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

E-Mini Russell 2000 Index Futures	18	December 2024	$2,024,280	$86,100

Euro STOXX 50 Index Futures	1,310	December 2024	73,348,754	1,768,557

FTSE 100 Index Futures	513	December 2024	56,847,130	(751,794)

Hang Seng Index Futures	10	October 2024	1,368,563	120,575

MSCI Emerging Markets Futures	56	December 2024	3,283,560	221,192

MSCI Singapore IX ETS Futures	39	October 2024	1,042,023	(148)

Nikkei 225 (OSE) Futures	77	December 2024	20,331,536	1,057,281

OMXS 30 Index Futures	64	October 2024	1,654,692	41,156

S&P 500 E-Mini Futures	641	December 2024	186,346,712	4,639,272

S&P Mid 400 E-Mini Futures	7	December 2024	2,204,020	93,596

TOPIX Index Futures	126	December 2024	23,209,950	725,979

U.S. T-Note 2 Yr (CBT) Futures	1,539	December 2024	320,484,727	91,898

U.S. T-Note 10 Yr (CBT) Futures	2,950	December 2024	337,129,687	(782,073)

U.S. Ultra Bond (CBT) Futures	565	December 2024	75,197,969	(303,395)

Sold Contracts

S&P/TSX 60 Index Futures	293	December 2024	62,584,081	(590,698)

SPI 200 Futures	270	December 2024	38,760,893	(554,599)

				$5,862,899

12	Sanford C. Bernstein Fund, Inc.

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America, NA	USD	23,303	JPY	3,263,041	10/17/2024	$(553,555)

Bank of America, NA	USD	26,505	EUR	23,673	10/25/2024	(128,575)

Bank of America, NA	CAD	34,815	USD	25,682	11/07/2024	(82,771)

Bank of America, NA	USD	47,230	CAD	64,014	11/07/2024	144,093

Bank of America, NA	GBP	9,887	USD	12,903	11/08/2024	(314,613)

Bank of America, NA	USD	74,099	GBP	55,959	11/08/2024	712,857

Barclays Bank PLC	CHF	1,014	USD	1,206	10/25/2024	4,948

Barclays Bank PLC	CAD	124,082	USD	91,421	11/07/2024	(406,687)

Barclays Bank PLC	NOK	241,472	USD	23,107	11/22/2024	216,310

Barclays Bank PLC	USD	6,828	AUD	10,109	11/22/2024	165,439

Citibank, NA	JPY	348,859	USD	2,456	10/17/2024	23,710

Citibank, NA	EUR	38,130	USD	42,376	10/25/2024	(110,076)

Citibank, NA	CAD	28,883	USD	21,367	11/07/2024	(8,041)

Citibank, NA	SEK	77,648	USD	7,659	11/22/2024	(5,217)

Deutsche Bank AG	JPY	1,202,441	USD	8,379	10/17/2024	(4,047)

Deutsche Bank AG	CHF	1,668	USD	1,956	10/25/2024	(20,181)

Deutsche Bank AG	USD	26,307	EUR	23,963	10/25/2024	392,797

Deutsche Bank AG	USD	14,544	GBP	10,893	11/08/2024	19,902

Deutsche Bank AG	USD	48,298	NOK	510,736	11/22/2024	118,277

Goldman Sachs Bank USA	USD	31,337	JPY	4,554,144	10/17/2024	414,173

Goldman Sachs Bank USA	CHF	35,605	USD	41,637	10/25/2024	(542,646)

Goldman Sachs Bank USA	USD	28,581	EUR	25,802	10/25/2024	168,225

HSBC Bank USA	JPY	2,226,120	USD	15,543	10/17/2024	22,834

HSBC Bank USA	USD	1,135	EUR	1,027	10/25/2024	9,720

JPMorgan Chase Bank, NA	JPY	582,823	USD	3,991	10/17/2024	(72,748)

JPMorgan Chase Bank, NA	USD	44,643	JPY	6,517,165	10/17/2024	794,266

JPMorgan Chase Bank, NA	EUR	17,996	USD	20,015	10/25/2024	(36,559)

JPMorgan Chase Bank, NA	USD	32,823	CAD	44,217	11/07/2024	(99,969)

Morgan Stanley & Co. LLC	CHF	8,173	USD	9,683	10/25/2024	319

Morgan Stanley & Co. LLC	EUR	10,836	USD	11,956	10/25/2024	(117,096)

Morgan Stanley & Co. LLC	USD	5,355	EUR	4,884	10/25/2024	87,610

State Street Bank & Trust Co.	CHF	3,414	USD	4,026	10/25/2024	(18,881)

State Street Bank & Trust Co.	USD	605	SEK	6,130	11/22/2024	(81)

State Street Bank & Trust Co.	NZD	1,512	USD	956	12/06/2024	(4,819)

						$768,918

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	3,662	12/20/2024	$20,331

2024 Annual Report	13

Schedule of Investments (continued)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

14	Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

September 30, 2024

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS—TREASURIES–17.2%
Austria–0.1%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	494	$491,128

Belgium–0.1%
Kingdom of Belgium Government Bond Series 60 4.25%, 03/28/2041(a)		293	372,245
Series 100 2.85%, 10/22/2034(a)		115	128,680

			500,925

China–1.2%
China Government Bond Series INBK 2.12%, 06/25/2031	CNY	8,150	1,164,413
2.28%, 03/25/2031		10,420	1,503,245
2.40%, 07/15/2028		12,420	1,806,597

			4,474,255

Colombia–0.4%
Colombian TES Series B 6.25%, 07/09/2036	COP	350,100	60,741
7.25%, 10/26/2050		1,257,000	205,793
13.25%, 02/09/2033		3,911,900	1,100,962

			1,367,496

Finland–0.3%
Finland Government Bond 2.50%, 04/15/2030 (a)	EUR	1,088	1,221,619

France–0.2%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2033(a)		673	789,042

Germany–0.4%
Bundesrepublik Deutschland Bundesanleihe 1.00%, 05/15/2038(a)		283	265,728
3.25%, 07/04/2042(a)		1,036	1,286,416

			1,552,144

Indonesia–0.2%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	9,644,000	654,250

			654,250

Italy–0.5%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.50%, 02/15/2031(a)	EUR	564	646,732

	Principal Amount (000)		U.S. $ Value
Series 10Y 4.20%, 03/01/2034(a)	EUR	613	731,661
Series 13Y 4.05%, 10/30/2037(a)		364	424,875
Series 16Y 3.25%, 03/01/2038(a)		134	142,745

			1,946,013

Japan–2.1%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	486,150	3,366,434
Japan Government Twenty Year Bond Series 140 1.70%, 09/20/2032		49,250	370,418
Series 183 1.40%, 12/20/2042		199,350	1,342,792
Japan Government Thirty Year Bond Series 68 0.60%, 09/20/2050		76,100	380,794
Series 81 1.60%, 12/20/2053		42,900	267,178
Series 82 1.80%, 03/20/2054		175,100	1,141,534
Japan Government Forty Year Bond Series 4 2.20%, 03/20/2051		108,150	781,622
Series 16 1.30%, 03/20/2063		91,950	477,244

			8,128,016

Malaysia–0.1%
Malaysia Government Bond Series 0219 3.885%, 08/15/2029	MYR	899	221,710
Series 0318 4.642%, 11/07/2033		998	258,388

			480,098

South Korea–0.3%
Korea Treasury Bond Series 3312 4.125%, 12/10/2033	KRW	1,625,130	1,351,618

			1,351,618

Spain–0.3%
Spain Government Bond 3.90%, 07/30/2039(a)	EUR	842	1,001,934

United Kingdom–1.2%
United Kingdom Gilt
0.875%, 01/31/2046(a)	GBP	453	306,783
1.50%, 07/31/2053(a)		405	278,339
1.75%, 09/07/2037(a)		430	438,084
4.125%, 07/22/2029(a)		563	761,254
4.25%, 07/31/2034(a)		522	711,030
4.375%, 07/31/2054(a)		259	333,903
4.75%, 10/22/2043(a)		1,271	1,757,745

			4,587,138

2024 Annual Report	15

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
United States–9.8%
U.S. Treasury Bonds
1.125%, 08/15/2040	U.S.$	3,964	$2,590,846
1.25%, 05/15/2050		1,746	932,639
1.875%, 02/15/2051(b)		3,989	2,495,182
2.00%, 08/15/2051		338	217,516
2.25%, 08/15/2046		471	336,832
2.25%, 02/15/2052		139	94,424
2.875%, 05/15/2043		476	394,468
2.875%, 05/15/2049		480	378,300
2.875%, 05/15/2052		1,035	809,084
3.00%, 11/15/2045		182	150,305
3.00%, 08/15/2052		321	257,442
3.625%, 08/15/2043		1,272	1,175,699
3.625%, 02/15/2053		868	788,163
3.625%, 05/15/2053		462	419,661
3.875%, 02/15/2043		1,411	1,359,466
4.00%, 11/15/2042		790	776,618
4.25%, 02/15/2054		67	67,990
4.375%, 11/15/2039(b)		4,358	4,552,644
4.375%, 08/15/2043		674	692,114
4.50%, 08/15/2039		1,302	1,379,323
4.625%, 05/15/2044		135	142,994
4.75%, 11/15/2043		477	514,291
U.S. Treasury Notes 3.50%, 02/15/2033		4,785	4,697,524
4.00%, 01/31/2029		1,353	1,375,299
4.00%, 02/15/2034		240	244,307
4.125%, 03/31/2029		742	757,952
4.25%, 02/28/2029		3,277	3,367,016
4.25%, 06/30/2029		297	305,389
4.375%, 05/15/2034		743	777,794
4.50%, 05/31/2029		248	257,557
4.50%, 11/15/2033		192	202,138
4.625%, 09/30/2028(b)		4,004	4,157,385
4.625%, 04/30/2029		642	670,192
4.875%, 04/30/2026		431	438,442

			37,776,996

Total Governments—Treasuries (cost $69,040,176)			66,322,672

CORPORATES—INVESTMENT GRADE–16.0%

Industrial–7.8%
Basic–0.2%
Glencore Funding LLC 5.338%, 04/04/2027(a)		412	422,226
Nexa Resources SA 6.75%, 04/09/2034(a)		200	211,750

			633,976

Capital Goods–0.5%
Boeing Co. (The) 3.25%, 02/01/2028		60	56,864
3.625%, 02/01/2031		58	53,123
5.15%, 05/01/2030		59	59,132

	Principal Amount (000)		U.S. $ Value
6.298%, 05/01/2029(a)	U.S.$	103	$108,345
6.528%, 05/01/2034(a)		120	128,743
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		426	431,044
CNH Industrial Capital LLC 3.95%, 05/23/2025		423	420,195
Finning International, Inc. 4.445%, 05/16/2028	CAD	197	149,305
Regal Rexnord Corp. 6.05%, 02/15/2026	U.S.$	489	497,284
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		90	88,854

			1,992,889

Communications—Media–0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		149	132,586
6.10%, 06/01/2029		186	192,549
Discovery Communications LLC 5.30%, 05/15/2049		29	23,452
Paramount Global 4.95%, 01/15/2031		340	321,331
Prosus NV 3.061%, 07/13/2031(a)		291	256,535
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		742	659,000
5.141%, 03/15/2052		143	110,246

			1,695,699

Communications—Telecommunications–0.3%
Bell Telephone Co. of Canada or Bell Canada 3.00%, 03/17/2031	CAD	107	74,697
4.55%, 02/09/2030		73	55,645
5.85%, 11/10/2032		285	232,844
CK Hutchison Group Telecom Finance SA 1.50%, 10/17/2031(a)	EUR	274	267,622
TELUS Corp. Series CAG 5.25%, 11/15/2032	CAD	398	312,623
Vodafone Group PLC 4.20%, 12/13/2027 (a)	AUD	130	88,805

			1,032,236

Consumer Cyclical—Automotive–0.9%
American Honda Finance Corp. Series E 3.65%, 04/23/2031	EUR	177	200,483
Aptiv PLC/Aptiv Global Financing DAC 5.15%, 09/13/2034	U.S.$	341	335,715
Ford Motor Co. 3.25%, 02/12/2032		832	708,814

16	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
General Motors Financial Co., Inc. 5.65%, 01/17/2029	U.S.$	45	$46,479
5.75%, 02/08/2031		411	424,953
6.10%, 01/07/2034		208	216,372
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	30	23,004
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	296	284,184
5.95%, 06/11/2029(a)		219	224,416
6.50%, 03/10/2028(a)		111	115,659
Hyundai Capital America 2.10%, 09/15/2028(a)		340	309,869
4.30%, 09/24/2027(a)		10	9,974
5.25%, 01/08/2027(a)		258	262,610
5.275%, 06/24/2027(a)		70	71,546
6.10%, 09/21/2028(a)		87	91,674
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)		175	164,330
5.30%, 09/13/2027(a)		59	58,887

			3,548,969

Consumer Cyclical—Entertainment–0.0%
Hasbro, Inc. 3.55%, 11/19/2026		117	114,703

Consumer Cyclical—Other–0.3%
Marriott International, Inc./MD 5.35%, 03/15/2035		391	400,544
Series EE 5.75%, 05/01/2025		34	34,117
MDC Holdings, Inc. 6.00%, 01/15/2043		746	793,416

			1,228,077

Consumer Cyclical—Restaurants–0.1%
Starbucks Corp. 4.85%, 02/08/2027		272	276,355

Consumer Cyclical—Retailers–0.2%
Ross Stores, Inc. 4.70%, 04/15/2027		658	664,975
VF Corp. Series E 4.25%, 03/07/2029	EUR	200	218,616

			883,591

Consumer Non-Cyclical–1.4%
Altria Group, Inc. 3.125%, 06/15/2031		233	252,000
3.40%, 05/06/2030	U.S.$	595	561,841
Cargill, Inc. 5.125%, 10/11/2032(a)		446	463,497
CommonSpirit Health 5.318%, 12/01/2034		226	233,270
CVS Health Corp. 5.70%, 06/01/2034		558	581,961

	Principal Amount (000)		U.S. $ Value
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)	U.S.$	495	514,419
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034(a)		277	306,830
Kroger Co. (The) 4.60%, 08/15/2027		86	86,741
Loblaw Cos., Ltd. 5.008%, 09/13/2032	CAD	250	196,465
6.54%, 02/17/2033(a)		110	92,619
Metro, Inc./CN 4.657%, 02/07/2033		360	276,335
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	U.S.$	810	629,062
Philip Morris International, Inc. 4.875%, 02/13/2026		216	218,173
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		129	143,304
Roche Holdings, Inc. 4.203%, 09/09/2029(a)		284	285,568
Saputo, Inc. 5.25%, 11/29/2029	CAD	3	2,357
5.492%, 11/20/2030		434	345,154
Sutter Health 5.164%, 08/15/2033	U.S.$	101	104,789
Tyson Foods, Inc. 5.70%, 03/15/2034		89	93,729

			5,388,114

Energy–1.5%
BP Capital Markets PLC 3.25%, 03/22/2026(a)(c)	EUR	100	110,084
3.625%, 03/22/2029(a)(c)		195	212,686
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	U.S.$	598	505,782
5.75%, 01/15/2031(a)		414	423,534
Devon Energy Corp. 5.20%, 09/15/2034		428	426,207
7.95%, 04/15/2032		222	260,848
Diamondback Energy, Inc. 3.50%, 12/01/2029		114	108,528
Enbridge, Inc. 6.10%, 11/09/2032	CAD	186	154,032
Occidental Petroleum Corp. 5.20%, 08/01/2029	U.S.$	234	237,840
5.375%, 01/01/2032		251	254,833
6.625%, 09/01/2030		137	147,748
ONEOK, Inc. 4.40%, 10/15/2029		46	45,847
6.05%, 09/01/2033		155	165,689
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)		843	853,116
TotalEnergies SE 2.00%, 01/17/2027(a)(c)	EUR	266	283,516

2024 Annual Report	17

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Var Energi ASA 7.50%, 01/15/2028(a)	U.S.$	391	$418,213
8.00%, 11/15/2032(a)		749	867,245
Williams Cos., Inc. (The) 4.80%, 11/15/2029		192	194,886

			5,670,634

Other Industrial–0.1%
LKQ Dutch Bond BV 4.125%, 03/13/2031	EUR	199	224,387

Services–0.7%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	U.S.$	399	347,976
Booking Holdings, Inc. 3.50%, 03/01/2029	EUR	169	192,773
4.50%, 11/15/2031		372	449,604
4.75%, 11/15/2034		207	256,950
Chicago Parking Meters LLC 4.93%, 12/30/2025(d)	U.S.$	800	787,744
Mastercard, Inc. 4.55%, 01/15/2035		306	307,441
Moody’s Corp. 5.00%, 08/05/2034		221	226,202
S&P Global, Inc. 4.25%, 05/01/2029		125	125,640

			2,694,330

Technology–0.7%
Broadcom, Inc. 4.15%, 02/15/2028		73	72,925
5.05%, 07/12/2027		159	162,457
Entegris, Inc. 4.75%, 04/15/2029(a)		429	422,762
Fidelity National Information Services, Inc. 2.00%, 05/21/2030	EUR	110	115,216
Fiserv, Inc. 5.625%, 08/21/2033	U.S.$	174	184,179
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		93	93,080
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,000	1,176,098
Infor, Inc. 1.75%, 07/15/2025(a)	U.S.$	227	220,855
Intel Corp. 1.60%, 08/12/2028		51	45,601
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		204	211,760

			2,704,933

Transportation—Airlines–0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		114	113,596
4.75%, 10/20/2028(a)		563	562,060

			675,656

	Principal Amount (000)		U.S. $ Value
Transportation—Railroads–0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	352	$328,923

Transportation—Services–0.2%
ENA Master Trust 4.00%, 05/19/2048(a)		891	676,928
Heathrow Funding Ltd. 6.45%, 12/10/2031(a)	GBP	71	101,838

			778,766

			29,872,238

Financial Institutions–7.3%
Banking–6.1%
ABN AMRO Bank NV 4.75%, 09/22/2027(a)(c)	EUR	200	214,833
Series E 5.50%, 09/21/2033(a)		100	118,025
Ally Financial, Inc. 6.992%, 06/13/2029	U.S.$	315	332,990
American Express Co. 5.098%, 02/16/2028		408	415,821
Banco Bilbao Vizcaya Argentaria SA 6.033%, 03/13/2035		200	212,254
7.883%, 11/15/2034		600	688,434
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)		545	532,906
Banco Santander SA 4.175%, 03/24/2028		600	594,528
6.35%, 03/14/2034		200	214,076
Series E 5.75%, 08/23/2033(a)	EUR	100	118,587
Bank of America Corp. 3.559%, 04/23/2027	U.S.$	369	364,535
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		800	829,040
Series E 0.375%, 05/10/2027(a)	EUR	164	175,351
Banque Federative du Credit Mutuel SA 3.875%, 06/16/2032(a)		300	335,220
Barclays PLC 5.674%, 03/12/2028	U.S.$	270	277,358
6.375%, 12/15/2025(a)(c)	GBP	232	307,800
Series E 8.407%, 11/14/2032(a)		100	142,809
BPCE SA 6.508%, 01/18/2035(a)	U.S.$	646	678,810
CaixaBank SA 6.037%, 06/15/2035(a)		272	289,106
6.684%, 09/13/2027(a)		200	207,960
Capital One Financial Corp. 5.468%, 02/01/2029		162	166,112
Citigroup, Inc. 4.542%, 09/19/2030		435	435,565
Series W 4.00%, 12/10/2025(c)		574	562,641

18	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Series Y 4.15%, 11/15/2026(c)	U.S.$	278	$266,452
Commerzbank AG Series E 4.625%, 01/17/2031(a)	EUR	200	234,574
Commonwealth Bank of Australia 5.897% (SOFR + 0.63%), 01/10/2025(a)(e)	U.S.$	107	107,060
Cooperatieve Rabobank UA Series E 4.625%, 05/23/2029(a)	GBP	142	185,515
Danske Bank A/S 4.613%, 10/02/2030(a)	U.S.$	280	279,846
Deutsche Bank AG 3.25%, 05/24/2028(a)	EUR	300	334,279
5.375%, 01/11/2029(a)		100	118,333
Deutsche Bank AG/New York NY 3.961%, 11/26/2025	U.S.$	455	453,853
Discover Bank Series B 5.974%, 08/09/2028		300	309,432
Federation des Caisses Desjardins du Quebec 4.55%, 08/23/2027(a)		555	557,281
Ford Credit Canada Co./Canada 6.382%, 11/10/2028	CAD	231	182,483
Goldman Sachs Group, Inc. (The) Series P 8.238% (CME Term SOFR 3 Month + 3.14%), 10/21/2024(c)(e)	U.S.$	171	171,139
ING Groep NV 6.083%, 09/11/2027		340	350,591
Intesa Sanpaolo SpA 6.625%, 06/20/2033(a)		248	271,163
JPMorgan Chase & Co. 2.963%, 01/25/2033		280	251,773
5.943% (SOFR + 0.92%), 02/24/2026(e)		95	95,180
Series E 4.457%, 11/13/2031(a)	EUR	300	357,171
Series X 6.10%, 10/01/2024(c)	U.S.$	360	360,000
Lloyds Banking Group PLC 7.50%, 09/27/2025(c)		650	656,721
Mizuho Financial Group, Inc. 5.382%, 07/10/2030		238	246,780
Morgan Stanley 0.406%, 10/29/2027	EUR	677	715,515
4.656%, 03/02/2029		115	134,541
Series G 5.148%, 01/25/2034		242	301,379
Nationwide Building Society 2.972%, 02/16/2028(a)	U.S.$	1,007	970,718
6.354% (SOFR + 1.29%), 02/16/2028(a)(e)		384	386,077

	Principal Amount (000)		U.S. $ Value
NatWest Group PLC 3.032%, 11/28/2035	U.S.$	468	$416,628
8.125%, 11/10/2033(c)		617	673,536
Series E 5.763%, 02/28/2034(a)	EUR	115	137,301
PNC Financial Services Group, Inc. (The) Series R 8.317% (CME Term SOFR 3 Month + 3.30%), 12/01/2024 (c)(e)	U.S.$	111	112,089
Santander Holdings USA, Inc. 6.174%, 01/09/2030		89	92,860
6.499%, 03/09/2029		26	27,214
Santander UK Group Holdings PLC 2.469%, 01/11/2028		443	421,789
6.833%, 11/21/2026		311	317,674
Societe Generale SA 5.519%, 01/19/2028(a)		203	205,724
Standard Chartered PLC 2.608%, 01/12/2028(a)		255	243,380
3.971%, 03/30/2026(a)		550	546,529
7.027% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(a)(c)(e)		400	383,664
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		509	511,952
Svenska Handelsbanken AB 4.75%, 03/01/2031(a)(c)		600	551,580
Swedbank AB Series G 3.625%, 08/23/2032(a)	EUR	292	327,224
UBS Group AG 3.875%, 06/02/2026(a)(c)	U.S.$	400	379,940
6.373%, 07/15/2026(a)		452	456,963
9.25%, 11/13/2028(a)(c)		323	357,118
UniCredit SpA 2.569%, 09/22/2026(a)		455	444,803
3.127%, 06/03/2032(a)		327	289,742
Wells Fargo & Co. 3.90%, 07/22/2032(a)	EUR	150	171,427
5.083%, 04/26/2028	CAD	165	126,043

			23,707,797

Brokerage–0.2%
Charles Schwab Corp. (The) 5.614% (SOFR + 0.52%), 05/13/2026(e)	U.S.$	421	420,962
Nomura Holdings, Inc. 5.709%, 01/09/2026		379	383,923

			804,885

Finance–0.3%
Air Lease Corp. 5.40%, 06/01/2028	CAD	266	205,848
Aviation Capital Group LLC 1.95%, 09/20/2026(a)	U.S.$	71	67,250

2024 Annual Report	19

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
4.125%, 08/01/2025(a)	U.S.$	12	$11,920
4.875%, 10/01/2025(a)		147	146,809
5.50%, 12/15/2024(a)		347	346,625
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	725	198,929

			977,381

Insurance–0.3%
Athene Global Funding 1.985%, 08/19/2028(a)	U.S.$	124	112,607
2.55%, 11/19/2030(a)		15	13,214
2.717%, 01/07/2029(a)		19	17,558
5.526%, 07/11/2031(a)		266	273,371
5.583%, 01/09/2029(a)		2	2,070
5.62%, 05/08/2026(a)		377	382,904
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		200	202,588
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(a)		200	206,868

			1,211,180

REITs–0.4%
American Tower Corp. 0.50%, 01/15/2028	EUR	291	298,310
5.20%, 02/15/2029	U.S.$	184	189,632
Annington Funding PLC Series E 3.184%, 07/12/2029(a)	GBP	160	193,182
Digital Dutch Finco BV 1.25%, 02/01/2031(a)	EUR	177	170,845
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	U.S.$	175	154,805
4.00%, 01/15/2031		167	156,481
Trust Fibra Uno 5.25%, 01/30/2026(a)		400	398,216

			1,561,471

			28,262,714

Utility–0.9%
Electric–0.7%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		328	318,262
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		488	440,116
Alexander Funding Trust II 7.467%, 07/31/2028(a)		106	114,325
American Electric Power Co., Inc. 6.95%, 12/15/2054		189	201,240
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		542	424,630

	Principal Amount (000)		U.S. $ Value
Electricite de France SA 9.125%, 03/15/2033(a)(c)	U.S.$	200	227,994
Series MPLE 5.993%, 05/23/2030(a)	CAD	77	61,626
Engie Energia Chile SA 6.375%, 04/17/2034(a)	U.S.$	200	212,370
FIEMEX Energia–Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		230	238,913
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		98	102,709
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		206	210,186
NRG Energy, Inc. 7.00%, 03/15/2033(a)		287	318,280
Pacific Gas and Electric Co. 5.55%, 05/15/2029		74	76,858

			2,947,509

Natural Gas–0.1%
Energir, Inc. 6.30%, 10/31/2033	CAD	277	236,892

Other Utility–0.1%
Suez SACA Series E 4.50%, 11/13/2033(a)	EUR	200	236,471
5.00%, 11/03/2032(a)		100	122,034

			358,505

			3,542,906

Total Corporates—Investment Grade (cost $60,467,400)			61,677,858

INFLATION-LINKED SECURITIES–14.2%
Canada–0.1%
Canadian Government Real Return Bond Series CPI 4.00%, 12/01/2031	CAD	317	278,344

			278,344

Sweden–0.1%
Sweden Inflation Linked Bond Series 3104 3.50%, 12/01/2028(a)	SEK	930	166,403
Series 3112 0.125%, 06/01/2026(a)		595	76,239
Series 3113 0.125%, 12/01/2027(a)		1,825	230,200

			472,842

United States–14.0%
U.S. Treasury Inflation Index 0.125%, 07/15/2030 (TIPS)(f)	U.S.$	27,576	25,619,933
0.125%, 07/15/2031 (TIPS)(f)		4,231	3,867,746

20	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
0.25%, 07/15/2029 (TIPS)	U.S.$	3,930	$3,726,385
0.375%, 07/15/2027 (TIPS)		2,451	2,382,797
0.75%, 07/15/2028 (TIPS)		4,566	4,463,147
1.375%, 07/15/2033 (TIPS)(f)		10,580	10,417,990
1.75%, 01/15/2034 (TIPS)		3,778	3,816,022

			54,294,020

Total Inflation-Linked Securities (cost $53,865,659)			55,045,206

		Shares

INVESTMENT COMPANIES–13.0%
Funds and Investment Trusts–13.0%(g)
AB All Market Real Return Portfolio–Class Z(h)		1,350,124	12,826,174
iShares Core MSCI EAFE ETF		332,652	25,963,488
iShares Core MSCI Emerging Markets ETF		198,314	11,385,207

Total Investment Companies (cost $45,939,815)			50,174,869

	Principal Amount (000)

MORTGAGE PASS-THROUGHS–8.8%
Agency Fixed Rate 30-Year–8.5%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 11/01/2049	U.S.$	183	172,778
Series 2022 2.50%, 04/01/2052		1	1,192
3.00%, 05/01/2052		623	559,091
Federal Home Loan Mortgage Corp. Gold Series 2016 4.00%, 02/01/2046		444	437,480
Series 2017 4.00%, 07/01/2044		296	291,709
Series 2018 4.50%, 03/01/2048		107	107,034
4.50%, 11/01/2048		315	315,261
5.00%, 11/01/2048		135	137,790
Federal National Mortgage Association
Series 2007 5.50%, 08/01/2037		101	104,925
Series 2010 4.00%, 12/01/2040		180	177,204
Series 2012 3.50%, 02/01/2042		107	102,477
3.50%, 11/01/2042		175	167,607
3.50%, 01/01/2043		194	186,637
Series 2013 3.50%, 03/01/2043		5	4,855
3.50%, 04/01/2043		668	641,120

	Principal Amount (000)		U.S. $ Value
4.00%, 10/01/2043	U.S.$	507	497,810
Series 2014 5.50%, 09/01/2041		274	285,660
Series 2015 3.00%, 05/01/2045		69	63,750
3.00%, 08/01/2045		506	464,835
Series 2018 4.50%, 09/01/2048		475	475,124
Series 2019 3.50%, 11/01/2049		408	384,777
Series 2021 2.00%, 07/01/2051		2,062	1,712,318
2.00%, 12/01/2051		387	320,835
2.50%, 01/01/2052		646	563,364
Series 2022 2.50%, 03/01/2052		762	664,578
2.50%, 05/01/2052		846	737,919
3.00%, 02/01/2052		18	16,100
3.00%, 03/01/2052		865	784,653
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		56	52,079
3.00%, 05/20/2046		150	138,194
Series 2020 2.50%, 10/21/2054, TBA		1,024	902,013
Series 2022 5.00%, 11/20/2052		1,528	1,532,550
Series 2023 5.50%, 04/20/2053		835	843,551
Series 2024 3.00%, 10/21/2054, TBA		1,343	1,224,517
4.00%, 10/21/2054, TBA		303	292,650
4.50%, 10/21/2054, TBA		3,672	3,625,520
5.00%, 10/15/2054, TBA		3,010	3,015,212
5.50%, 10/15/2054, TBA		3,373	3,405,321
6.00%, 10/15/2054, TBA		1,246	1,266,948
Uniform Mortgage-Backed Security Series 2024 2.00%, 10/15/2054, TBA		46	38,275
5.00%, 10/15/2054, TBA		250	249,805
5.50%, 10/15/2054, TBA		2,161	2,186,381
6.00%, 10/15/2054, TBA		2,659	2,717,256
6.50%, 10/15/2054, TBA		770	794,282

			32,663,437

Agency Fixed Rate 15-Year–0.3%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028		14	13,732
2.50%, 06/01/2028		4	3,794
Series 2014 2.50%, 09/01/2029		51	49,284
Series 2016 2.50%, 11/01/2031		15	14,141
2.50%, 12/01/2031		1,041	1,000,191
2.50%, 01/01/2032		23	22,088

2024 Annual Report	21

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Series 2017 2.50%, 02/01/2032	U.S.$	76	$73,244

			1,176,474

Total Mortgage Pass-Throughs (cost $34,620,141)			33,839,911

ASSET-BACKED SECURITIES–4.4%
Other ABS—Fixed Rate–2.8%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		1,123	1,028,869
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)(i)		200	199,484
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		18	17,695
Series 2022-X1, Class A 1.75%, 02/15/2027(a)		6	6,250
Series 2024-X1, Class A 6.27%, 05/15/2029(a)		80	80,707
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		203	203,392
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(a)		161	159,292
Auxilior Term Funding LLC Series 2023-1A, Class A2 6.18%, 12/15/2028(a)		261	263,175
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(a)		13	12,879
Series 2023-A, Class A 5.55%, 04/17/2036(a)		209	209,868
Series 2023-B, Class A 6.92%, 12/17/2036(a)		72	74,969
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		237	222,966
Clarus Capital Funding LLC Series 2024-1A, Class B 4.79%, 08/20/2032(a)		115	114,745
CNH Equipment Trust Series 2022-C, Class A2 5.42%, 07/15/2026		46	46,090
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		243	221,344
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		471	474,107
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,139	1,061,849

	Principal Amount (000)		U.S. $ Value
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)	U.S.$	352	321,173
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		256	252,088
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		421	395,998
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		72	73,633
HPEFS Equipment Trust Series 2023-1A, Class A2 5.43%, 08/20/2025(a)		65	65,463
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(a)		251	250,972
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(a)		79	79,974
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		241	228,362
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		820	750,043
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,024	1,054,416
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	121,173
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		499	426,598
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		457	400,363
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(a)		225	226,202
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		94	94,726
Series 2024-9, Class B 5.306%, 03/15/2032(a)		538	538,796
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)		63	64,247
Prosper Marketplace Issuance Trust Series 2023-1A, Class A 7.06%, 07/16/2029(a)		51	50,788
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		774	773,465
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		111	112,032

22	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)			U.S. $ Value
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)	U.S.$		127	$128,185

				10,806,378

Autos—Fixed Rate–1.6%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(a)			218	221,313
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)			399	406,383
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028			80	76,517
Series 2021-N4, Class D 2.30%, 09/11/2028			84	81,873
Series 2021-P4, Class D
2.61%, 09/11/2028			596	559,396
CPS Auto Receivables Trust
Series 2021-C, Class D 1.69%, 06/15/2027(a)			540	530,716
Series 2022-A, Class C 2.17%, 04/16/2029(a)			462	458,451
DT Auto Owner Trust Series 2023-1A, Class A 5.48%, 04/15/2027(a)			57	57,382
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)			55	54,803
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)			824	785,228
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)			380	372,787
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)			996	1,014,433
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)			114	115,710
OCCU Auto Receivables Trust Series 2023-1A, Class A2 6.23%, 04/15/2027(a)			61	61,030
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(a)			69	69,428
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)			313	312,417

	Principal Amount (000)			U.S. $ Value
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		U.S.$	81	82,172
Santander Bank Auto Credit-Linked Notes Series 2022-B, Class B 5.721%, 08/16/2032(a)			74	74,208
Series 2022-C, Class B 6.451%, 12/15/2032(a)			104	104,938
Santander Bank NA–SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031 (a)			17	16,612
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027 (a)			75	75,782
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(a)			92	92,808
Wheels Fleet Lease Funding 1 LLC Series 2023-2A 6.46%, 08/18/2038(a)			123	124,509
Series 2024-2A, Class A1 4.87%, 06/21/2039(a)			170	171,527
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027			256	256,399

				6,176,822

Credit Cards—Fixed Rate–0.0%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)			121	122,937

				122,937

Total Asset-Backed Securities (cost $17,622,385)				17,106,137

COLLATERALIZED MORTGAGE OBLIGATIONS–3.9%
Risk Share Floating Rate–3.6%
Bellemeade Re Ltd. Series 2021-3A, Class A2 6.28% (CME Term SOFR + 1.00%), 09/25/2031(a)(e)			878	879,322
Series 2022-1, Class M1B 7.43% (CME Term SOFR + 2.15%), 01/26/2032(a)(e)			335	336,100
Series 2022-2, Class M1A 9.28% (CME Term SOFR + 4.00%), 09/27/2032(a)(e)			1,199	1,222,210
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 6.83% (CME Term SOFR + 1.55%), 10/25/2041(a)(e)			41	41,361

2024 Annual Report	23

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Series 2022-R01, Class 1M2 7.18% (CME Term SOFR + 1.90%), 12/25/2041(a)(e)	U.S.$	1,382	$1,398,281
Series 2022-R02, Class 2M1 6.48% (CME Term SOFR + 1.20%), 01/25/2042(a)(e)		194	194,217
Series 2022-R03, Class 1M1 7.38% (CME Term SOFR + 2.10%), 03/25/2042(a)(e)		173	175,009
Series 2022-R04, Class 1M2 8.38% (CME Term SOFR + 3.10%), 03/25/2042(a)(e)		130	134,958
Series 2022-R06, Class 1M1 8.03% (CME Term SOFR + 2.75%), 05/25/2042(a)(e)		355	364,296
Series 2023-R01, Class 1M1 7.663% (CME Term SOFR + 2.40%), 12/25/2042(a)(e)		412	423,026
Series 2023-R02, Class 1M1 7.58% (CME Term SOFR + 2.30%), 01/25/2043(a)(e)		815	831,581
Series 2024-R04, Class 1M1 6.38% (CME Term SOFR + 1.10%), 05/25/2044(a)(e)		105	104,687
Series 2024-R05, Class 2M1 6.28% (CME Term SOFR + 1.00%), 07/25/2044(a)(e)		87	86,658
Series 2024-R06, Class 1M1 6.393% (CME Term SOFR + 1.05%), 09/25/2044(a)(e)		69	69,523
Eagle Re Ltd. Series 2021-2, Class M1B 7.33% (CME Term SOFR + 2.05%), 04/25/2034(a)(e)		40	39,563
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.695% (CME Term SOFR + 3.41%), 10/25/2027(e)		7	7,270
Series 2015-HQA2, Class M3 10.195% (CME Term SOFR + 4.91%), 05/25/2028(e)		53	54,817
Series 2021-DNA5, Class M2 6.93% (CME Term SOFR + 1.65%), 01/25/2034(a)(e)		199	199,997
Series 2021-DNA6, Class M1 6.08% (CME Term SOFR + 0.80%), 10/25/2041(a)(e)		11	10,961
Series 2021-DNA6, Class M2 6.78% (CME Term SOFR + 1.50%), 10/25/2041(a)(e)		336	338,241
Series 2021-HQA4, Class M1 6.23% (CME Term SOFR + 0.95%), 12/25/2041(a)(e)		407	405,454
Series 2021-HQA4, Class M2 7.63% (CME Term SOFR + 2.35%), 12/25/2041(a)(e)		415	420,053

	Principal Amount (000)		U.S. $ Value
Series 2022-DNA1, Class M1A 6.28% (CME Term SOFR + 1.00%), 01/25/2042(a)(e)	U.S.$	61	$60,404
Series 2022-DNA1, Class M1B 7.13% (CME Term SOFR + 1.85%), 01/25/2042(a)(e)		731	740,756
Series 2022-DNA3, Class M1B 8.18% (CME Term SOFR + 2.90%), 04/25/2042(a)(e)		239	247,643
Series 2022-DNA4, Class M1B 8.63% (CME Term SOFR + 3.35%), 05/25/2042(a)(e)		878	920,441
Series 2022-DNA5, Class M1B 9.78% (CME Term SOFR + 4.50%), 06/25/2042(a)(e)		769	825,101
Series 2022-DNA7, Class M1A 7.78% (CME Term SOFR + 2.50%), 03/25/2052(a)(e)		383	389,152
Series 2022-HQA1, Class M1B 8.78% (CME Term SOFR + 3.50%), 03/25/2042(a)(e)		134	140,435
Series 2023-DNA2, Class M1A 7.363% (CME Term SOFR + 2.10%), 04/25/2043(a)(e)		199	201,752
Series 2024-HQA2, Class M1 6.48% (CME Term SOFR + 1.20%), 08/25/2044(a)(e)		643	643,784
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 10.295% (CME Term SOFR + 5.01%), 11/25/2024(e)		55	55,243
Series 2015-C01, Class 1M2 9.695% (CME Term SOFR + 4.41%), 02/25/2025(e)		72	72,683
Series 2015-C03, Class 1M2 10.395% (CME Term SOFR + 5.11%), 07/25/2025(e)		86	87,998
Series 2015-C04, Class 1M2 11.095% (CME Term SOFR + 5.81%), 04/25/2028(e)		245	255,530
Series 2015-C04, Class 2M2 10.945% (CME Term SOFR + 5.66%), 04/25/2028(e)		109	110,038
Series 2016-C01, Class 2M2 12.345% (CME Term SOFR + 7.06%), 08/25/2028(e)		27	28,462
Series 2016-C02, Class 1M2 11.395% (CME Term SOFR + 6.11%), 09/25/2028(e)		65	66,548
Series 2017-C04, Class 2M2 8.245% (CME Term SOFR + 2.96%), 11/25/2029(e)		261	268,980
Series 2021-R02, Class 2M2 7.28% (CME Term SOFR + 2.00%), 11/25/2041(a)(e)		630	632,809

24	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.645% (CME Term SOFR + 4.36%), 11/25/2024(a)(e)	U.S.$	17	$17,340
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 9.062% (CME Term SOFR + 3.81%), 11/27/2031(a)(e)		52	51,754
Series 2020-1R, Class A 8.712% (CME Term SOFR + 3.46%), 02/25/2025(a)(e)		119	118,523
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.645% (CME Term SOFR + 5.36%), 11/25/2025(a)(e)		106	110,098
Series 2015-WF1, Class 2M2 10.895% (CME Term SOFR + 5.61%), 11/25/2025(a)(e)		26	26,942

			13,810,001

Agency Floating Rate–0.3%
Federal Home Loan Mortgage Corp. REMICs Series 4693, Class SL 0.694% (6.04%–CME Term SOFR), 06/15/2047(e)(j)		1,086	155,370
Series 4719, Class JS 0.694% (6.04%–CME Term SOFR), 09/15/2047(e)(j)		334	44,815
Series 4954, Class SL 0.655% (5.94%–CME Term SOFR), 02/25/2050(e)(j)		1,077	137,144
Series 4981, Class HS 0.705% (5.99%–CME Term SOFR), 06/25/2050(e)(j)		2,611	306,601
Federal National Mortgage Association REMICs Series 2014-78, Class SE 0.705% (5.99%–CME Term SOFR), 12/25/2044(e)(j)		372	52,288
Series 2016-77, Class DS 0.605% (5.89%–CME Term SOFR), 10/25/2046(e)(j)		877	120,928
Series 2017-62, Class AS 0.755% (6.04%–CME Term SOFR), 08/25/2047(e)(j)		410	61,019
Series 2017-97, Class LS 0.805% (6.09%–CME Term SOFR), 12/25/2047(e)(j)		832	140,021
Series 2017-97, Class SW 0.805% (6.09%–CME Term SOFR), 12/25/2047(e)(j)		431	68,201
Government National Mortgage Association Series 2017-122, Class SA 1.125% (6.09%–CME Term SOFR 1 Month), 08/20/2047(e)(j)		416	64,208

	Principal Amount (000)		U.S. $ Value
Series 2017-134, Class SE 1.125% (6.09%–CME Term SOFR 1 Month), 09/20/2047(e)(j)	U.S.$	304	$39,657
Series 2017-65, Class ST 1.075% (6.04%–CME Term SOFR 1 Month), 04/20/2047(e)(j)		534	74,983

			1,265,235

Total Collateralized Mortgage Obligations (cost $14,301,081)			15,075,236

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.3%
Non-Agency Floating Rate CMBS–1.4%
Ashford Hospitality Trust Series 2018-KEYS, Class A 6.394% (CME Term SOFR 1 Month + 1.30%), 06/15/2035(a)(e)		37	37,147
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.144% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(a)(e)		1,935	1,932,353
BBCMS Mortgage Trust Series 2020-BID, Class A 7.352% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(a)(e)		1,089	1,086,958
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 7.017% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(a)(e)		280	280,340
BX Commercial Mortgage Trust Series 2019-IMC, Class E 7.293% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a)(e)		430	420,306
Series 2024-AIR2, Class A 6.592% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a)(e)		110	110,000
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.28% (CME Term SOFR + 2.00%), 01/25/2051(a)(e)		87	87,093
Great Wolf Trust Series 2024-WOLF, Class A 6.639% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a)(e)		264	263,423
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 6.638% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a)(e)		176	175,670

2024 Annual Report	25

Schedule of Investments (continued)

	Principal Amount (000)			U.S. $ Value
HLTN Commercial Mortgage Trust Series 2024-DPLO 6.738% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(a)(e)	U.S.$		250	$249,090
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.676% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(e)			316	284,569
NRTH Mortgage Trust Series 2024-PARK, Class A 6.738% (CME Term SOFR 1 Month + 1.64%), 03/15/2039(a)(e)			290	290,130
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 6.788% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(a)(e)			94	93,627

				5,310,706

Non-Agency Fixed Rate CMBS–0.9%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(a)			500	418,787
Commercial Mortgage Trust Series 2010-C1, Class D 5.985%, 07/10/2046(a)			773	728,214
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 6.038%, 01/15/2041(a)			116	118,960
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.297%, 08/10/2044(a)			26	13,308
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(k)			392	384,450
Series 2021-1, Class A2 2.435%, 08/15/2026(k)			1,071	1,050,575
Series 2021-1, Class AS 2.638%, 08/15/2026(k)			39	37,487
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(k)			503	500,668
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.539%, 09/15/2047(l)			1,505	15
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039			117	38,934

	Principal Amount (000)			U.S. $ Value
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		U.S.$	75	74,177
NJ Trust Series 2023-GSP, Class A 6.697%, 01/06/2029(a)			165	174,693
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.475%, 12/15/2059			125	114,151

				3,654,419

Total Commercial Mortgage-Backed Securities (cost $9,316,121)				8,965,125

COLLATERALIZED LOAN OBLIGATIONS–1.2%
CLO—Floating Rate–1.2%
AGL CLO 10 Ltd. Series 2021-10A, Class A 6.693% (CME Term SOFR 3 Month + 1.39%), 04/15/2034(a)(e)			330	330,163
AIMCO CLO Series 2015-AA, Class AR3 6.408% (CME Term SOFR 3 Month + 1.25%), 10/17/2034(a)(e)			280	280,118
Allegro CLO XI Ltd. Series 2019-2A, Class BR 7.18% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a)(e)			273	273,332
Ballyrock CLO 17 Ltd. Series 2021-17A, Class A1A 6.694% (CME Term SOFR 3 Month + 1.41%), 10/20/2034(a)(e)			250	250,358
Dryden 87 CLO Ltd. Series 2021-87A, Class A1 6.49% (CME Term SOFR 3 Month + 1.36%), 05/20/2034(a)(e)			125	124,975
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 6.622% (CME Term SOFR 3 Month + 1.34%), 04/22/2035(a)(e)			500	500,694
Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.674% (CME Term SOFR 3 Month + 1.39%), 07/20/2034(a)(e)			452	452,577
Kings Park CLO Ltd. Series 2021-1A, Class A 6.674% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a)(e)			250	250,049

26	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Marble Point CLO XI Ltd. Series 2017-2A, Class A 6.721% (CME Term SOFR 3 Month + 1.44%), 12/18/2030(a)(e)	U.S.$	273	$273,584
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class A2R 6.994% (CME Term SOFR 3 Month + 1.71%), 03/17/2030(a)(e)		250	250,172
OZLM XVIII Ltd. Series 2018-18A, Class A 6.583% (CME Term SOFR 3 Month + 1.28%), 04/15/2031(a)(e)		419	419,165
Pikes Peak CLO 15 Ltd. Series 2023-15A 7.032% (CME Term SOFR 3 Month + 1.75%), 10/20/2036(a)(e)		250	251,607
Pikes Peak CLO 8 Series 2021-8A, Class A 6.714% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(a)(e)		1,046	1,047,048

Total Collateralized Loan Obligations (cost $4,686,441)			4,703,842

COVERED BONDS–1.0%
Banco de Sabadell SA 1.00%, 04/26/2027(a)	EUR	200	213,811
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		537	564,860
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(a)		500	531,518
Korea Housing Finance Corp. 3.714%, 04/11/2027(a)		479	547,259
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		583	581,513
Nationwide Building Society Series E 0.625%, 03/25/2027(a)		320	340,310
Santander UK PLC Series G 0.05%, 01/12/2027(a)		337	354,507
Toronto-Dominion Bank (The) Series 28 0.10%, 07/19/2027(a)		545	567,403

Total Covered Bonds (cost $3,651,925)			3,701,181

	Principal Amount (000)		U.S. $ Value

CORPORATES—NON-INVESTMENT GRADE–0.7%

Industrial–0.5%
Basic–0.0%
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	144	$169,509

Communications—Media–0.1%
DISH DBS Corp. 5.25%, 12/01/2026(a)	U.S.$	168	155,798
5.75%, 12/01/2028(a)		446	391,615
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	320	328,121

			875,534

Communications—Telecommunications–0.1%
Altice France SA 3.375%, 01/15/2028(a)		320	251,646

Consumer Cyclical—Automotive–0.0%
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)		100	103,550

Consumer Cyclical—Other–0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	188	192,847
6.125%, 04/01/2032(a)		110	113,278

			306,125

Consumer Non-Cyclical–0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	200	212,870

Services–0.1%
APCOA Holdings GmbH 4.625%, 01/15/2027(a)		320	355,965

			2,275,199

Utility–0.1%
Electric–0.1%
Vistra Corp. 7.00%, 12/15/2026(a)(c)	U.S.$	384	392,260

Financial Institutions–0.1%
Finance–0.1%
SLM Corp. 4.20%, 10/29/2025		212	209,712

Total Corporates—Non-Investment Grade (cost $3,078,420)			2,877,171

GOVERNMENTS—SOVEREIGN AGENCIES–0.7%
Belgium–0.2%
Dexia SA Series E 0.01%, 01/21/2028(a)	EUR	900	926,707

2024 Annual Report	27

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Canada–0.1%
Canada Housing Trust No. 1 4.25%, 03/15/2034(a)	CAD	270	$214,512

France–0.1%
SNCF Reseau Series E 1.125%, 05/25/2030(a)	EUR	500	507,390

Netherlands–0.3%
BNG Bank NV 3.50%, 07/19/2027	AUD	1,773	1,208,346

Total Governments—Sovereign Agencies (cost $2,744,771)			2,856,955

EMERGING MARKETS—CORPORATE BONDS–0.7%

Industrial–0.6%
Basic–0.2%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	200	188,250
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		200	199,563
Stillwater Mining Co. 4.00%, 11/16/2026(a)		200	191,000
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		112	96,584

			675,397

Communications—Media–0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		627	590,163

Energy–0.3%
Ecopetrol SA 8.375%, 01/19/2036		49	49,980
8.625%, 01/19/2029		288	309,672
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		200	199,125
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		101	99,381
Oleoducto Central SA 4.00%, 07/14/2027(a)		528	505,032

			1,163,190

			2,428,750

Utility–0.1%
Electric–0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		86	86,169

Other Utility–0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		200	202,937

			289,106

Total Emerging Markets—Corporate Bonds (cost $2,719,162)			2,717,856

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS—PROVINCIAL BONDS–0.7%
Canada–0.7%
Hydro Quebec Interest Strip
Zero Coupon, 08/15/2038	CAD	118	49,551
Zero Coupon, 08/15/2041		118	43,041
Zero Coupon, 02/15/2042		118	42,421
Zero Coupon, 08/15/2042		118	41,312
Zero Coupon, 02/15/2043		118	40,272
Zero Coupon, 02/15/2044		118	38,509
Series JN
Zero Coupon, 02/15/2046		118	35,370
Province of Ontario Canada
2.90%, 12/02/2046		1,223	746,399
3.45%, 06/02/2045		375	252,236
Province of Ontario Generic Coupon Strip
Zero Coupon, 06/02/2037		119	53,150
Zero Coupon, 06/02/2038		119	50,714
Zero Coupon, 12/02/2038		119	49,416
Zero Coupon, 06/02/2039		119	48,293
Zero Coupon, 06/02/2040		119	46,118
Zero Coupon, 12/02/2040		118	44,832
Zero Coupon, 06/02/2041		118	43,825
Zero Coupon, 12/02/2041		119	43,195
Zero Coupon, 06/02/2042		119	41,934
Series INT
Zero Coupon, 06/02/2043		118	39,884
Zero Coupon, 12/02/2045		118	35,971
Zero Coupon, 12/02/2046		118	34,380
Zero Coupon, 06/02/2047		119	33,945
Province of Quebec Canada 0.875%, 05/04/2027(a)	EUR	623	667,153

Total Local Governments—Provincial Bonds (cost $2,403,400)			2,521,921

SUPRANATIONALS–0.6%
European Investment Bank
0.75%, 07/15/2027	AUD	690	437,672
1.80%, 01/19/2027		686	452,322
European Union Series NGEU 3.375%, 10/05/2054(a)	EUR	477	531,715
Inter-American Development Bank 2.50%, 04/14/2027(a)	AUD	155	103,569
International Bank for Reconstruction & Development Series E 6.75%, 07/13/2029	INR	46,000	550,301
International Finance Corp. 4.45%, 05/14/2027	AUD	407	285,246

Total Supranationals (cost $2,412,514)			2,360,825

28	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS—US MUNICIPAL BONDS–0.6%
United States–0.6%
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	U.S.$	165	$167,451
Commonwealth Financing Authority (Commonwealth of Pennsylvania Department of Education State Lease) Series 2016-A 4.144%, 06/01/2038		80	76,718
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) NATL Series 1997-A 7.425%, 02/15/2029		328	354,203
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund)
Series 2020-A
1.705%, 07/01/2027		652	609,824
2.154%, 07/01/2030		224	198,967
Series 2024-A
5.526%, 07/01/2034		98	103,336
University of California Series 2021-B 3.071%, 05/15/2051		1,130	821,594

Total Local Governments—US Municipal Bonds (cost $2,646,244)			2,332,093

	Notional Amount

PURCHASED OPTIONS—PUTS–0.6%
Options on Equity Indices–0.6%
Euro STOXX 50 Index Expiration: Sep 2025; Contracts: 2,080; Exercise Price: EUR 4,200.00; Counterparty: UBS AG(m)	EUR	8,736,000	232,951
FTSE 100 Index Expiration: Jul 2025; Contracts: 460; Exercise Price: GBP 7,200.00; Counterparty: UBS AG(m)	GBP	3,312,000	59,661
Nikkei 225 Index Expiration: Jun 2025; Contracts: 46,000; Exercise Price: JPY 33,250.00; Counterparty: UBS AG(m)	JPY	1,529,500,000	379,974
S&P 500 Index Expiration: Jul 2025; Contracts: 16,600; Exercise Price: USD 4,900.00; Counterparty: UBS AG(m)	USD	81,340,000	1,551,147

Total Purchased Options—Puts (premiums paid $2,139,444)			2,223,733

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS—SOVEREIGN BONDS–0.5%
Colombia–0.1%
Colombia Government International Bond 8.00%, 11/14/2035	U.S.$	200	212,900

Germany–0.2%
Kreditanstalt fuer Wiederaufbau 4.10%, 02/20/2026	AUD	1,683	1,164,880

Indonesia–0.1%
Indonesia Government International Bond 3.375%, 07/30/2025(a)	EUR	299	332,333

Romania–0.1%
Romanian Government International Bond 5.125%, 09/24/2031(a)		256	286,391

Total Governments—Sovereign Bonds (cost $1,979,998)			1,996,504

LOCAL GOVERNMENTS—REGIONAL BONDS–0.4%
Australia–0.2%
Treasury Corp. of Victoria
2.25%, 11/20/2034	AUD	443	242,197
2.00%, 11/20/2037		337	162,360
2.25%, 09/15/2033(a)		530	300,428

			704,985

Japan–0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	910	956,138

Total Local Governments—Regional Bonds (cost $1,637,039)			1,661,123

AGENCIES–0.3%
Agency Debentures–0.3%
Federal Home Loan Banks
4.00%, 06/30/2028	U.S.$	865	877,413
4.75%, 12/08/2028		265	276,077

Total Agencies (cost $1,133,032)			1,153,490

QUASI-SOVEREIGNS–0.1%

Quasi-Sovereign Bonds–0.1%
Chile–0.1%
Corp. Nacional del Cobre de Chile 5.125%, 02/02/2033(a)		321	319,897

Mexico–0.0%
Petroleos Mexicanos 6.70%, 02/16/2032		154	137,699

Total Quasi-Sovereigns (cost $443,822)			457,596

2024 Annual Report	29

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS—SOVEREIGNS–0.1%
Dominican Republic–0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a) (cost $216,942)	U.S.$	221	$223,970

LOCAL GOVERNMENTS—CANADIAN MUNICIPAL BONDS–0.0%
Canada–0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $51,965)	CAD	70	53,645

		Shares

SHORT-TERM INVESTMENTS–8.4%
Investment Companies–7.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.73%(g)(h)(n) (cost $27,537,334)		27,537,334	27,537,334

	Principal Amount (000)		U.S. $ Value

U.S. TREASURY BILLS–1.3%
United States–1.3%
U.S. Treasury Bill Zero Coupon, 10/17/2024	U.S.$	563	561,916
Zero Coupon, 10/29/2024		1,107	1,103,014
Zero Coupon, 01/23/2025		3,393	3,344,963

Total U.S. Treasury Bills (cost $5,003,780)			5,009,893

Total Short-Term Investments (cost $32,541,114)			32,547,227

Total Investments (cost $369,659,011)			372,596,146

Other assets less liabilities—3.6%			13,861,388

Net Assets—100.0%			$386,457,534

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

10 Yr Canadian Bond Futures	43	December 2024	$3,974,587	$21,476

E-Mini Russell 2000 Index Futures	53	December 2024	5,960,380	253,516

Euro STOXX 50 Index Futures	149	December 2024	8,342,721	195,945

Euro-BOBL Futures	36	December 2024	4,810,809	13,562

Euro-Bund Futures	59	December 2024	8,860,981	18,493

FTSE 100 Index Futures	63	December 2024	6,981,227	(92,325)

MSCI Emerging Markets Futures	39	December 2024	2,286,765	154,045

MSCI Singapore IX ETS Futures	4	October 2024	106,874	(15)

Nikkei 225 (OSE) Futures	10	December 2024	2,640,459	129,641

OMXS 30 Index Futures	6	October 2024	155,127	3,858

S&P 500 E-Mini Futures	315	December 2024	91,574,438	2,357,362

S&P Mid 400 E-Mini Futures	13	December 2024	4,093,180	173,821

TOPIX Index Futures	13	December 2024	2,394,677	72,635

U.S. T-Note 2 Yr (CBT) Futures	408	December 2024	84,962,813	84,010

U.S. T-Note 5 Yr (CBT) Futures	276	December 2024	30,327,656	46,150

U.S. T-Note 10 Yr (CBT) Futures	179	December 2024	20,456,344	(57,424)

U.S. Ultra Bond (CBT) Futures	62	December 2024	8,251,813	(19,745)

Sold Contracts

3 Yr Australian Bond Futures	8	December 2024	592,786	1,205

10 Yr Australian Bond Futures	36	December 2024	2,896,941	23,633

30	Sanford C. Bernstein Fund, Inc.

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

10 Yr Canadian Bond Futures	10	December 2024	$924,323	$(4,902)

10 Yr Japan Bond (OSE) Futures	6	December 2024	6,038,615	9,123

Euro Buxl 30 Yr Bond Futures	3	December 2024	455,100	(3,610)

Euro-Bund Futures	3	December 2024	450,558	(2,842)

Euro-Schatz Futures	10	December 2024	1,193,018	(5,299)

S&P/TSX 60 Index Futures	24	December 2024	5,126,341	(33,832)

SPI 200 Futures	37	December 2024	5,311,678	(76,001)

U.S. 10 Yr Ultra Futures	75	December 2024	8,872,266	(5,503)

U.S. Long Bond (CBT) Futures	2	December 2024	248,375	2,435

U.S. Ultra Bond (CBT) Futures	5	December 2024	665,469	1,805

				$3,261,217

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America, NA	BRL	1,797	USD	330	10/02/2024	$(24)

Bank of America, NA	USD	319	BRL	1,797	10/02/2024	10,964

Bank of America, NA	USD	2,799	JPY	391,964	10/17/2024	(66,494)

Bank of America, NA	KRW	835,385	USD	612	10/18/2024	(21,532)

Bank of America, NA	USD	291	KRW	395,719	10/18/2024	8,836

Bank of America, NA	IDR	4,493,533	USD	297	10/25/2024	1,309

Bank of America, NA	USD	6,632	EUR	5,933	10/25/2024	(21,000)

Bank of America, NA	EUR	9,873	USD	10,917	11/06/2024	(89,277)

Bank of America, NA	CAD	12,232	USD	9,024	11/07/2024	(28,093)

Bank of America, NA	USD	8,763	CAD	11,877	11/07/2024	26,735

Bank of America, NA	GBP	4,824	USD	6,364	11/08/2024	(83,799)

Bank of America, NA	USD	269	CLP	253,493	11/08/2024	12,871

Bank of America, NA	USD	9,881	GBP	7,462	11/08/2024	95,054

Bank of America, NA	AUD	7,604	USD	5,142	11/22/2024	(118,109)

Barclays Bank PLC	BRL	1,416	USD	255	10/02/2024	(5,116)

Barclays Bank PLC	USD	260	BRL	1,416	10/02/2024	19

Barclays Bank PLC	CAD	16,084	USD	11,851	11/07/2024	(52,718)

Barclays Bank PLC	NOK	31,058	USD	2,972	11/22/2024	27,821

Barclays Bank PLC	USD	291	INR	24,503	12/06/2024	629

BNP Paribas SA	EUR	6,248	USD	6,825	10/17/2024	(133,761)

BNP Paribas SA	USD	1,120	JPY	165,502	10/17/2024	33,449

BNP Paribas SA	USD	5,753	EUR	5,149	10/25/2024	(15,745)

BNP Paribas SA	CNH	13,717	USD	1,966	11/21/2024	1,845

Citibank, NA	BRL	2,793	USD	513	10/02/2024	(38)

Citibank, NA	USD	509	BRL	2,793	10/02/2024	3,997

Citibank, NA	SGD	744	USD	567	10/18/2024	(11,618)

Citibank, NA	USD	569	SGD	749	10/18/2024	13,474

Citibank, NA	EUR	7,065	USD	7,838	10/25/2024	(34,182)

Citibank, NA	IDR	23,041,102	USD	1,413	10/25/2024	(102,532)

Citibank, NA	USD	298	IDR	4,531,843	10/25/2024	38

2024 Annual Report	31

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Citibank, NA	CAD	3,533	USD	2,613	11/07/2024	$(984)

Citibank, NA	SEK	10,037	USD	990	11/22/2024	(674)

Deutsche Bank AG	JPY	189,103	USD	1,318	10/17/2024	(637)

Deutsche Bank AG	USD	3,559	EUR	3,242	10/25/2024	53,137

Deutsche Bank AG	USD	1,682	GBP	1,260	11/08/2024	2,302

Deutsche Bank AG	USD	6,183	NOK	65,379	11/22/2024	15,141

Goldman Sachs Bank USA	USD	3,992	JPY	580,184	10/17/2024	52,764

Goldman Sachs Bank USA	CHF	5,748	USD	6,721	10/25/2024	(87,599)

Goldman Sachs Bank USA	EUR	6,256	USD	6,915	10/25/2024	(56,085)

Goldman Sachs Bank USA	USD	3,699	EUR	3,340	10/25/2024	21,775

HSBC Bank USA	JPY	290,196	USD	2,026	10/17/2024	2,977

HSBC Bank USA	SGD	747	USD	557	10/18/2024	(24,344)

HSBC Bank USA	USD	64	KRW	84,375	10/18/2024	(305)

HSBC Bank USA	USD	554	SGD	741	10/18/2024	23,094

HSBC Bank USA	EUR	4,181	USD	4,662	10/25/2024	3,730

HSBC Bank USA	USD	1,254	EUR	1,123	10/25/2024	(3,126)

JPMorgan Chase Bank, NA	JPY	1,729,703	USD	11,848	10/17/2024	(211,110)

JPMorgan Chase Bank, NA	USD	4,619	JPY	674,316	10/17/2024	82,181

JPMorgan Chase Bank, NA	EUR	1,250	USD	1,402	10/25/2024	9,290

JPMorgan Chase Bank, NA	EUR	2,394	USD	2,663	10/25/2024	(4,864)

JPMorgan Chase Bank, NA	USD	4,304	CAD	5,799	11/07/2024	(12,548)

JPMorgan Chase Bank, NA	GBP	1,014	USD	1,353	11/08/2024	(2,564)

Morgan Stanley Capital Services, Inc.	BRL	3,175	USD	583	10/02/2024	182

Morgan Stanley Capital Services, Inc.	USD	583	BRL	3,175	10/02/2024	43

Morgan Stanley Capital Services, Inc.	KRW	1,802,983	USD	1,317	10/18/2024	(51,422)

Morgan Stanley Capital Services, Inc.	CHF	1,140	USD	1,350	10/25/2024	44

Morgan Stanley Capital Services, Inc.	EUR	4,347	USD	4,774	10/25/2024	(69,021)

Morgan Stanley Capital Services, Inc.	USD	2,244	EUR	2,047	10/25/2024	36,712

Morgan Stanley Capital Services, Inc.	USD	581	BRL	3,175	11/04/2024	(223)

Morgan Stanley Capital Services, Inc.	CLP	518,024	USD	550	11/08/2024	(26,302)

Morgan Stanley Capital Services, Inc.	COP	4,935,034	USD	1,176	11/08/2024	7,875

Morgan Stanley Capital Services, Inc.	MYR	2,431	USD	558	11/21/2024	(31,961)

Standard Chartered Bank	USD	996	IDR	15,457,130	10/25/2024	20,866

Standard Chartered Bank	CNH	22,328	USD	3,182	11/21/2024	(16,106)

State Street Bank & Trust Co.	JPY	297,549	USD	2,067	10/17/2024	(7,540)

State Street Bank & Trust Co.	USD	629	JPY	90,760	10/17/2024	3,927

State Street Bank & Trust Co.	USD	2,957	JPY	421,704	10/17/2024	(17,087)

State Street Bank & Trust Co.	SGD	1,116	USD	841	10/18/2024	(28,167)

State Street Bank & Trust Co.	USD	850	SGD	1,118	10/18/2024	20,336

State Street Bank & Trust Co.	CHF	559	USD	659	10/25/2024	(3,092)

State Street Bank & Trust Co.	EUR	123	USD	137	10/25/2024	400

State Street Bank & Trust Co.	EUR	442	USD	486	10/25/2024	(5,824)

State Street Bank & Trust Co.	USD	819	EUR	739	10/25/2024	4,630

State Street Bank & Trust Co.	USD	364	EUR	327	10/25/2024	(418)

State Street Bank & Trust Co.	USD	102	IDR	1,538,891	10/25/2024	(354)

State Street Bank & Trust Co.	CAD	108	USD	80	11/07/2024	(124)

State Street Bank & Trust Co.	USD	613	CAD	825	11/07/2024	(2,088)

32	Sanford C. Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

State Street Bank & Trust Co.	GBP	211	USD	283	11/08/2024	$654

State Street Bank & Trust Co.	GBP	61	USD	80	11/08/2024	(1,763)

State Street Bank & Trust Co.	USD	77	GBP	59	11/08/2024	1,073

State Street Bank & Trust Co.	USD	905	GBP	675	11/08/2024	(2,430)

State Street Bank & Trust Co.	CZK	6,422	USD	287	11/21/2024	2,984

State Street Bank & Trust Co.	CZK	6,359	USD	280	11/21/2024	(1,251)

State Street Bank & Trust Co.	PLN	1,101	USD	283	11/21/2024	(2,870)

State Street Bank & Trust Co.	USD	463	CNH	3,217	11/21/2024	(2,434)

State Street Bank & Trust Co.	USD	280	CZK	6,359	11/21/2024	1,152

State Street Bank & Trust Co.	SEK	76	USD	8	11/22/2024	1

State Street Bank & Trust Co.	SEK	5,494	USD	541	11/22/2024	(1,071)

State Street Bank & Trust Co.	USD	1,273	AUD	1,858	11/22/2024	13,190

State Street Bank & Trust Co.	USD	96	SEK	971	11/22/2024	(390)

State Street Bank & Trust Co.	NZD	201	USD	127	12/06/2024	(641)

UBS AG	PEN	751	USD	198	11/08/2024	(4,510)

						$(848,466)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	(5.00)%	Quarterly	3.30%	USD	4,770	$(356,071)	$(347,657)	$(8,414)
iTraxx Australia Series 42, 5 Year Index, 12/20/2029*	(1.00)	Quarterly	0.64	USD	5,300	(129,348)	(125,610)	(3,738)
Malaysia Government Bond, 12/20/2029*	(1.00)	Quarterly	0.38	USD	8,800	(262,830)	(233,799)	(29,031)

Sale Contracts
CDX-NAIG Series 43, 5 Year Index, 12/20/2029*	1.00	Quarterly	0.53	USD	5,300	168,027	166,737	1,290

						$(580,222)	$(540,329)	$(39,893)

* Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)			Payments made by the Fund	Payments received by the Fund
USD	16,672	02/26/2025	1.589%	CPI#	Maturity	$2,342,646	$—	$2,342,646
USD	17,150	02/28/2025	1.527%	CPI#	Maturity	2,463,634	—	2,463,634
USD	6,245	07/08/2027	2.770%	CPI#	Maturity	48,227	—	48,227
USD	6,245	07/08/2027	2.778%	CPI#	Maturity	45,845	—	45,845
USD	4,160	07/15/2027	2.753%	CPI#	Maturity	27,418	—	27,418

						$4,927,770	$—	$4,927,770

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

2024 Annual Report	33

Schedule of Investments (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)			Payments made by the Fund	Payments received by the Fund
USD	610	04/21/2025	1.815%	1 Day SOFR	Annual	$17,906	$9,644	$8,262
USD	370	06/09/2025	1.970%	1 Day SOFR	Annual	9,337	6,701	2,636
USD	484	08/04/2025	1.950%	1 Day SOFR	Annual	10,733	10,466	267
USD	1,990	04/27/2026	1.570%	1 Day SOFR	Annual	93,154	83,500	9,654
SEK	11,955	08/30/2026	2.290%	3 Month STIBOR	Annual/Quarterly	(3,743)	—	(3,743)
SEK	11,956	09/02/2026	2.257%	3 Month STIBOR	Annual/Quarterly	(3,191)	—	(3,191)
SEK	11,956	09/02/2026	2.298%	3 Month STIBOR	Annual/Quarterly	(4,130)	—	(4,130)
SEK	11,955	09/02/2026	2.265%	3 Month STIBOR	Annual/Quarterly	(3,374)	—	(3,374)
SEK	10,938	09/02/2026	2.250%	3 Month STIBOR	Annual/Quarterly	(2,773)	—	(2,773)
USD	840	10/04/2026	1.150%	1 Day SOFR	Annual	72,635	49,391	23,244
USD	420	11/08/2026	1.450%	1 Day SOFR	Annual	31,652	22,908	8,744
USD	420	11/09/2026	1.505%	1 Day SOFR	Annual	30,937	22,348	8,589
USD	1,040	04/04/2027	2.240%	1 Day SOFR	Annual	44,440	47,349	(2,909)
USD	580	04/26/2027	2.110%	1 Day SOFR	Annual	26,121	27,924	(1,803)
USD	10,260	06/05/2027	0.343%	1 Day SOFR	Annual	956,992	958,090	(1,098)
USD	6,030	07/20/2027	1.885%	1 Day SOFR	Annual	276,621	348,569	(71,948)
USD	1,360	09/27/2029	1.300%	1 Day SOFR	Annual	178,862	153,672	25,190
USD	1,830	12/13/2029	1.537%	1 Day SOFR	Annual	207,431	141,613	65,818
USD	15,740	05/21/2031	1.395%	1 Day SOFR	Annual	1,990,711	2,104,354	(113,643)
USD	1,010	11/10/2035	2.390%	1 Day SOFR	Annual	117,871	110,406	7,465

						$4,048,192	$4,096,935	$(48,743)

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	244	12/20/2024	$1,355

REVERSE REPURCHASE AGREEMENTS (see Note 3)
Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at September 30, 2024
HSBC Securities (USA), Inc.†	USD	2,607	5.10%	—	$2,628,868
HSBC Securities (USA), Inc.†	USD	1,104	5.10%	—	1,115,112
HSBC Securities (USA), Inc.†	USD	622	5.10%	—	629,642
HSBC Securities (USA), Inc.†	USD	514	5.10%	—	522,801

					$4,896,423

† The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2024.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$4,896,423	$—	$—	$—	$4,896,423

34	Sanford C. Bernstein Fund, Inc.

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $95,937,403 or 24.8% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Fair valued by the Adviser.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2024.
(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(h)	Affiliated investments.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Inverse interest only security.
(k)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.51% of net assets as of September 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021-08/03/2023	$ 378,310	$384,450	0.10%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	1,084,480	1,050,575	0.27%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	39,414	37,487	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	531,536	500,668	0.13%

(l)	IO—Interest Only.
(m)	Non-income producing security.
(n)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Yuan Renminbi (Offshore)

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—Great British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Sol

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

Glossary:

ABS—Asset-Backed Securities

BOBL—Bundesobligationen

CBT—Chicago Board of Trade

CDX-NAHY—North American High Yield Credit Default Swap Index

CDX-NAIG—North American Investment Grade Credit Default Swap Index

CLO—Collateralized Loan Obligations

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

NATL—National Interstate Corporation

OAT—Obligations Assimilables du Trésor

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REIT—Real Estate Investment Trust

REMICs—Real Estate Mortgage Investment Conduits

SOFR—Secured Overnight Financing Rate

SPI—Share Price Index

STIBOR—Stockholm Interbank Offered Rate

TBA—To Be Announced

TIPS—Treasury Inflation Protected Security

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

2024 Annual Report	35

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

September 30, 2024

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS–70.8%

Long-Term Municipal Bonds–70.8%
Alabama–1.2%
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	$5,500	$5,599,092
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	1,000	1,076,915
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	1,100	1,185,292

		7,861,299

American Samoa–0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	675	713,158

Arizona–1.7%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2038	600	608,708
4.00%, 11/01/2039	750	758,172
5.00%, 11/01/2035	850	929,728
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	2,000	2,057,520
Series 2024 4.00%, 06/01/2049	1,000	1,012,777
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	1,000	921,972
2.442%, 07/01/2032	2,250	2,002,436
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033	1,475	1,238,712

	Principal Amount (000)	U.S. $ Value

Yuma Industrial Development Authority Series 2024 5.00%, 08/01/2040(b)	$1,125	$1,261,556

		10,791,581

California–14.0%
Bay Area Toll Authority Series 2021 3.45% (MUNIPSA + 0.30%), 04/01/2056(c)	2,000	1,972,936
3.56% (MUNIPSA + 0.41%), 04/01/2056(c)	2,000	1,969,576
California Community Choice Financing Authority Series 2024 5.00%, 01/01/2055	1,000	1,097,820
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	2,000	2,158,784
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	2,600	2,808,996
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.873% (SOFR + 1.63%), 07/01/2053(c)	2,200	2,199,476
4.913% (SOFR + 1.67%), 02/01/2054(c)	1,000	1,009,804
5.00%, 02/01/2054	1,000	1,086,416
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	3,200	2,688,544
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)	595	475,536
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2031(a)	540	527,504
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2030	900	962,500

36	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	$4,145	$4,255,860
Series 2021-1, Class A 3.50%, 11/20/2035	3,456	3,379,968
Series 2021-2, Class A 3.75%, 03/25/2035	4,801	4,902,096
Series 2021-2, Class X 0.82%, 03/25/2035(d)	2,880	130,344
California Municipal Finance Authority (Anaheim Electric Utility Fund) Series 2015-B 5.00%, 10/01/2026	1,000	1,026,744
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2028	1,700	1,789,132
California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044	4,710	4,524,672
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(a)	450	474,628
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(a)	1,000	1,052,468
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2042(a)	1,000	1,040,888
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(a)	600	602,216
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(a)	370	370,472
California State University Series 2020-D 1.49%, 11/01/2028	400	363,156
Series 2021-B 2.274%, 11/01/2034	2,000	1,646,468
2.374%, 11/01/2035	1,000	812,264
Series 2024-A 5.50%, 11/01/2045	1,000	1,193,780
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2034(a)	375	392,668

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.00%, 12/01/2028(a)	$500	$529,256
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(a)	215	221,748
City of Fremont CA Community Facilities District No. 1 Series 2015 5.00%, 09/01/2028	1,505	1,531,260
City of Los Angeles CA Series 2024 5.00%, 06/26/2025	3,000	3,051,612
City of Los Angeles Department of Airports Series 2019 5.00%, 05/15/2031	485	522,680
City of Los Angeles Department of Airports (Pre-refunded—US Treasuries) Series 2016-A 5.00%, 05/15/2026	215	222,484
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2031	1,000	1,036,120
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	305	312,652
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)	100	89,848
Coast Community College District (Pre-refunded—US Treasuries) Series 2015 Zero Coupon, 08/01/2036	1,000	602,120
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033	1,385	1,410,624
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	1,000	1,016,840
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	2,750	2,378,692

2024 Annual Report	37

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(a)	$485	$412,484
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	2,000	1,644,068
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	1,300	1,125,888
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)	990	796,744
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)	2,700	2,342,432
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	1,000	768,984
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025	1,000	980,204
Los Angeles Department of Water & Power Power System Revenue Series 2020-B 5.00%, 07/01/2028	365	402,852
5.00%, 07/01/2029	455	513,832
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033	450	479,852
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2026	1,025	1,046,036

	Principal Amount (000)	U.S. $ Value
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037	$500	$513,342
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 4.50%, 09/01/2037	500	513,342
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.106% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(c)	5,125	4,730,804
San Mateo Foster City School District/CA (Pre-refunded—US Treasuries) Series 2015-D 4.00%, 08/01/2044	2,610	2,642,304
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027	750	770,136
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	1,400	1,515,504
State of California Series 2015 5.00%, 03/01/2026	2,085	2,104,712
Series 2023 6.00%, 03/01/2033	2,000	2,236,688
State of California (Pre-refunded—US Treasuries) Series 2014 5.00%, 10/01/2029	50	50,160
Series 2021-B 3.00%, 05/01/2040	800	800,000
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2030	960	1,044,564
University of California Series 2023-B 4.693%, 05/15/2033	1,500	1,536,584
5.00%, 05/15/2042	1,000	1,139,288

		89,952,456

38	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
Colorado–1.0%
City & County of Denver CO Airport System Revenue Series 2018-A 5.00%, 12/01/2032	$1,615	$1,707,604
Colorado State Education Loan Program Series 2024-A 5.00%, 06/30/2025	3,305	3,357,827
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	564	523,764
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	173	149,376
AGM Series 2020 5.00%, 12/01/2024	115	115,252
5.00%, 12/01/2027	105	111,932
5.00%, 12/01/2033	110	120,156
5.00%, 12/01/2050	300	314,176

		6,400,087

Connecticut–1.4%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2029	1,890	2,009,580
5.00%, 11/01/2030	2,015	2,135,540
5.00%, 11/01/2031	1,335	1,412,566
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	3,380	3,384,912

		8,942,598

District of Columbia–0.5%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2035	1,000	1,191,240
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2030	1,910	2,028,154

		3,219,394

Florida–2.1%
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	100	79,212
Zero Coupon, 10/01/2031	100	76,076
Zero Coupon, 10/01/2032	200	146,248
Zero Coupon, 10/01/2034	100	67,364
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)	1,000	1,109,928

	Principal Amount (000)	U.S. $ Value
Hillsborough County Aviation Authority Series 2024 5.25%, 10/01/2042	$1,000	$1,123,080
Hillsborough County Industrial Development Authority Series 2024 5.00%, 11/15/2034	1,000	1,180,472
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Assessment Country Club East) AGM Series 2020 2.50%, 05/01/2033	915	814,134
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2020 Assessment Country Club East) AGM Series 2020 2.50%, 05/01/2033	915	814,134
North Broward Hospital District Series 2017-B 5.00%, 01/01/2031	3,590	3,769,436
5.00%, 01/01/2032	2,950	3,091,508
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	200	200,771
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	950	856,748

		13,329,111

Georgia–1.2%
City of Atlanta GA Department of Aviation Series 2021-A 5.00%, 07/01/2029	640	713,584
Series 2021-B 5.00%, 07/01/2029	600	668,984
Series 2021-C 5.00%, 07/01/2035	2,350	2,558,768
City of Atlanta GA Water & Wastewater Revenue (Pre-refunded—US Treasuries) Series 2015 5.00%, 11/01/2043	1,000	1,011,756
Fayette County Development Authority Series 2024 5.00%, 10/01/2030	400	437,088
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2024-C 5.00%, 12/01/2054	2,000	2,158,424

2024 Annual Report	39

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2028	$180	$193,236

		7,741,840

Guam–0.8%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027	200	191,232
3.099%, 10/01/2028	100	94,764
3.339%, 10/01/2030	150	138,732
3.489%, 10/01/2031	120	110,004
Territory of Guam Series 2019 5.00%, 11/15/2031	315	324,706
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	100	103,816
5.00%, 12/01/2029	245	253,464
5.00%, 12/01/2030	390	402,552
5.00%, 12/01/2032	360	370,668
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	1,405	1,428,396
Series 2015-D 5.00%, 11/15/2025	615	625,432
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2040	1,000	1,036,572

		5,080,338

Illinois–2.3%
Chicago Board of Education Series 2010 6.319%, 11/01/2029	1,000	1,015,884
Series 2019-B 5.00%, 12/01/2030	270	284,376
5.00%, 12/01/2031	310	325,056
5.00%, 12/01/2032	200	209,256
5.00%, 12/01/2033	160	167,148
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026	100	100,316
5.00%, 09/01/2027	200	201,484
5.00%, 09/01/2029	200	202,752
5.00%, 09/01/2032	100	100,900
5.00%, 09/01/2033	400	402,732
5.00%, 09/01/2034	100	100,424
Illinois Finance Authority (Memorial Health Obligated Group) Series 2019 5.00%, 04/01/2032	1,725	1,831,160

	Principal Amount (000)	U.S. $ Value
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2030	$1,400	$1,474,328
State of Illinois Series 2017-A 5.00%, 12/01/2025	3,810	3,901,120
Series 2024 5.00%, 02/01/2038(b)	1,500	1,684,548
Series 2024-B 5.00%, 05/01/2041	1,600	1,766,908
5.25%, 05/01/2043	1,000	1,114,100

		14,882,492

Indiana–0.4%
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	2,000	2,052,531
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	330	307,384

		2,359,915

Iowa–0.2%
Iowa Finance Authority (Pre-refunded—US Treasuries) Series 2022 4.00%, 12/01/2050	1,000	1,097,454

Kansas–0.3%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.149%, 05/01/2026	2,000	1,909,264

Kentucky–1.4%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026	325	330,936
5.00%, 02/01/2027	380	394,629
5.00%, 02/01/2030	255	274,556
5.00%, 02/01/2031	295	310,772
Kenton County Airport Board Series 2024-A 5.25%, 01/01/2044	1,210	1,325,828
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A
5.00%, 06/01/2031	6,195	6,395,608

		9,032,329

40	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
Louisiana–0.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030	$1,550	$1,562,964
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)	515	575,840
6.10%, 12/01/2040(a)	500	560,527

		2,699,331

Maryland–0.5%
University System of Maryland Series 2024-A 5.00%, 04/01/2025	2,970	3,001,097

Massachusetts–1.1%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031	396	393,154
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	396	393,154
Massachusetts Port Authority (Pre-refunded—US Treasuries) Series 2015-B 5.00%, 07/01/2045	1,840	1,863,696
Massachusetts Water Resources Authority Series 2024-B 5.00%, 08/01/2042	2,000	2,300,905
Series 2024-C 5.00%, 08/01/2040	2,000	2,327,408

		7,278,317

Michigan–2.6%
City of Detroit MI Series 2018 5.00%, 04/01/2025	800	805,500
5.00%, 04/01/2026	1,200	1,232,368
5.00%, 04/01/2028	2,475	2,643,540
5.00%, 04/01/2029	1,000	1,064,236
5.00%, 04/01/2030	600	636,861
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.50%, 10/01/2029	900	900,752
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,000	955,184

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2025	$1,175	$1,176,116
Michigan Strategic Fund (Michigan Strategic Fund—I 75 Improvement Project) Series 2018 5.00%, 06/30/2030	2,000	2,107,004
5.00%, 06/30/2033	1,090	1,142,344
South Lyon Community Schools Series 2016 5.00%, 05/01/2028	3,640	3,770,088

		16,433,993

Minnesota–0.3%
Minneapolis-St. Paul Metropolitan Airports Commission Series 2024 5.25%, 01/01/2044	1,000	1,097,347
State of Minnesota (State of Minnesota Lease) Series 2022-A 5.00%, 03/01/2025	1,000	1,007,956

		2,105,303

Mississippi–0.2%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)	1,100	1,023,120

Missouri–0.1%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	185	185,935
5.75%, 03/01/2027	255	266,228

		452,163

Nevada–0.2%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	435	425,372
State of Nevada Department of Business & Industry Series 2024 8.125%, 01/01/2050	1,000	1,029,919

		1,455,291

New Hampshire–1.5%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	1,667	1,691,785
Series 2022-1, Class A 4.375%, 09/20/2036	4,855	4,992,028
Series 2022-1, Class X 0.35%, 09/20/2036(d)	3,641	78,084
Series 2022-2, Class A 4.00%, 10/20/2036	1,948	1,949,364

2024 Annual Report	41

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Series 2024 5.375%, 12/15/2035(a)	$1,000	$999,252
Series 2024-2, Class X 0.59%, 08/20/2039(d)	998	42,440

		9,752,953

New Jersey–3.9%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,125	1,126,296
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2027	1,325	1,411,416
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2029	1,630	1,684,640
5.00%, 06/15/2030	1,675	1,729,048
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2029	160	174,552
Series 2019-BB1 5.00%, 06/15/2034	1,250	1,343,436
New Jersey Turnpike Authority Series 2021-B 1.713%, 01/01/2029	1,225	1,118,528
Series 2024-C 5.00%, 01/01/2043(b)	1,000	1,126,968
AGM Series 2005-D3 5.25%, 01/01/2026	11,070	11,301,632
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2028	3,450	3,674,700

		24,691,216

New York–13.0%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2024	145	145,356
5.00%, 12/15/2025	145	148,256
5.00%, 12/15/2026	145	150,752
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2042(a)	245	265,344

	Principal Amount (000)	U.S. $ Value
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)	$300	$294,592
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	1,000	600,000
City of New York NY Series 2018-E 5.00%, 03/01/2031	1,055	1,133,520
Series 2019-E 5.00%, 08/01/2025	1,000	1,017,700
Series 2021 1.396%, 08/01/2027	3,385	3,164,344
Series 2021-A 4.00%, 08/01/2035	2,500	2,635,328
Series 2024-A 5.00%, 08/01/2025	1,000	1,017,700
Series 2024-C 5.00%, 09/01/2044	1,000	1,121,104
County of Onondaga NY Series 2022 4.00%, 06/15/2040	1,145	1,182,372
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039	900	916,608
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029	275	308,560
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2042	1,000	1,049,512
Long Island Power Authority Series 2024-A 5.00%, 09/01/2044	1,000	1,130,288
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2028	1,540	1,604,288
Series 2017-C 5.00%, 11/15/2028	6,400	6,884,444
5.00%, 11/15/2029	1,735	1,862,288
Series 2020-C 5.25%, 11/15/2055	1,355	1,433,560
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)	370	384,792

42	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030	$955	$1,023,664
New York City Transitional Finance Authority Series 2024 5.00%, 11/01/2041	3,000	3,405,668
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031	1,460	1,575,472
New York City Transitional Finance Authority Future Tax Secured Revenue (Pre-refunded—US Treasuries) Series 2014-B 5.00%, 11/01/2026	4,000	4,005,080
5.00%, 11/01/2027	3,350	3,354,256
5.00%, 11/01/2029	1,155	1,156,468
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	350	350,412
7.25%, 11/15/2044(a)	100	100,200
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	2,755	2,609,100
2.625%, 09/15/2069	320	300,012
2.80%, 09/15/2069	4,620	4,261,360
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2024(a)	700	699,764
New York State Dormitory Authority (New York and Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2038	1,000	1,155,404
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039	1,000	993,568
4.00%, 05/01/2040	1,000	990,404
New York State Dormitory Authority (Pre-refunded—US Govt Agencies) Series 2021 1.187%, 03/15/2026	1,000	960,272
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037	540	562,844

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2038	$2,810	$2,908,876
New York Transportation Development Corp. (American Airlines, Inc.) Series 2021 3.00%, 08/01/2031	1,000	943,740
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2032	1,495	1,547,072
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 4.00%, 12/01/2042	2,000	1,929,848
5.00%, 12/01/2040	1,000	1,057,260
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-B 3.50%, 11/01/2024(a)	600	599,936
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2028	3,615	3,619,644
Series 2019 5.00%, 11/01/2031	1,455	1,559,464
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050	430	432,120
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	3,000	2,522,176
2.511%, 05/15/2035	1,500	1,244,308
Series 2022 5.00%, 05/15/2034	500	579,444
5.00%, 05/15/2035	1,000	1,152,394
5.00%, 05/15/2036	1,000	1,146,100
Series 2024 5.00%, 11/15/2033	1,500	1,783,184
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031	305	337,516
5.00%, 09/01/2032	415	458,992
5.00%, 09/01/2033	395	436,620

2024 Annual Report	43

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026	$3,130	$3,291,612

		83,504,962

Ohio–1.5%
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2028	4,000	4,155,264
County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 5.00%, 08/01/2034	1,150	1,282,048
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037	1,000	1,098,684
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group)
Series 2022 5.00%, 01/01/2034	360	385,252
5.25%, 01/01/2035	750	821,208
5.25%, 01/01/2038	1,110	1,203,073
5.25%, 01/01/2039	780	838,812

		9,784,341

Oklahoma–0.8%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2026	1,000	1,000,260
5.00%, 07/01/2028	1,000	1,000,044
5.00%, 07/01/2029	1,000	999,948
Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045	1,000	958,772
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	1,000	1,066,572

		5,025,596

Other–1.1%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	960	796,352
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,226	990,276

	Principal Amount (000)	U.S. $ Value
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2035(a)	$4,665	$4,150,060
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series 2024 4.683%, 10/25/2040	998	1,086,175

		7,022,863

Pennsylvania–3.2%
Allegheny County Sanitary Authority BAM Series 2013 5.00%, 12/01/2024	3,105	3,109,028
5.00%, 12/01/2025	4,365	4,373,184
City of Philadelphia PA Water & Wastewater Revenue Series 2020 5.00%, 10/01/2039	1,000	1,094,504
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	560	547,096
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2041	3,300	3,654,956
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.85% (MUNIPSA + 0.70%), 11/15/2047(c)	2,000	2,000,376
Pennsylvania Turnpike Commission Series 2017 5.00%, 12/01/2030	2,540	2,695,304
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	640	661,956
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.188% (SOFR + 0.80%), 09/01/2040(a)(c)	2,500	2,436,276

		20,572,680

Puerto Rico–1.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	1,294	878,440
4.00%, 07/01/2046	16	15,372
Series 2022-C Zero Coupon, 11/01/2043	92	59,321

44	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	$1,325	$1,403,228
5.00%, 07/01/2035(a)	250	262,376
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,240	1,245,448
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(e)(f)	812	787,328
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Series 2023-A 6.625%, 01/01/2027	458	454,828
6.625%, 01/01/2028	3,494	3,469,924

		8,576,265

South Carolina–1.9%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	5,000	5,497,836
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	1,016,576
5.25%, 11/01/2041	3,000	3,436,064
South Carolina Public Service Authority Series 2024-A 5.00%, 12/01/2044	1,000	1,097,920
Series 2024-B 4.125%, 12/01/2044	1,100	1,100,620

		12,149,016

Tennessee–0.6%
City of Memphis TN Series 2024-B 5.00%, 04/01/2042	2,440	2,723,308
Metropolitan Nashville Airport Authority (The) Series 2019-B 5.00%, 07/01/2032	1,205	1,295,700

		4,019,008

Texas–2.6%
Central Texas Turnpike System Series 2024-C 5.00%, 08/15/2042	1,100	1,218,884
City of Austin TX Series 2015 5.00%, 09/01/2026	2,000	2,041,308

	Principal Amount (000)	U.S. $ Value
City of Corpus Christi TX Utility System Revenue Series 2015-C 5.00%, 07/15/2026	$1,030	$1,048,548
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	475	475,210
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028	1,100	1,132,136
Longview Independent School District Series 2024 5.00%, 02/15/2039	1,000	1,148,176
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,010	1,014,192
Texas Municipal Gas Acquisition & Supply Corp IV Series 2023-A 5.50%, 01/01/2054	6,370	6,935,996
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	1,675	1,732,188

		16,746,638

Vermont–0.5%
State of Vermont Series 2023-A 4.00%, 08/15/2043	3,135	3,220,373

Virginia–1.1%
Chesterfield County Economic Development Authority (County of Chesterfield VA)
Series 2024 5.00%, 04/01/2043	3,000	3,381,961
5.00%, 04/01/2044	2,000	2,245,220
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2038	1,120	1,190,632

		6,817,813

Washington–0.8%
Central Puget Sound Regional Transit Authority (Pre-refunded—US Treasuries) Series 2015 5.00%, 11/01/2035	1,000	1,025,314
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	2,000	1,966,496

2024 Annual Report	45

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
State of Washington Series 2024-R 5.00%, 07/01/2025		$1,000	$1,015,896
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035		1,093	1,043,484

			5,051,190

West Virginia–0.4%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049		2,595	2,539,761

Wisconsin–2.6%
State of Wisconsin Series 2021-2 5.00%, 05/01/2035		750	836,704
University of Wisconsin Hospitals & Clinics Series 2024-B 5.00%, 04/01/2054		2,000	2,243,052
Wausau School District Series 2022 5.00%, 03/01/2031		2,180	2,430,144
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054		1,000	1,032,980
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(a)		1,400	1,465,996
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		1,000	1,046,272
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2038		1,000	879,881
4.00%, 02/01/2040		1,000	863,540
Series 2022 5.00%, 02/01/2032		1,000	987,360
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)		1,120	1,130,064
5.00%, 10/01/2026(a)		1,185	1,207,480
5.00%, 10/01/2027(a)		1,205	1,239,900
5.00%, 10/01/2028(a)		680	704,072
5.00%, 10/01/2029(a)		400	416,816

			16,484,261

Total Municipal Obligations (cost $460,847,601)			453,720,867

	Shares		U.S. $ Value

INVESTMENT COMPANIES–22.6%
Funds and Investment Trusts–22.6%(g)
iShares Core MSCI EAFE ETF		651,393	$50,841,224
iShares Core MSCI Emerging Markets ETF		54,490	3,128,271
SPDR S&P 500 ETF Trust		157,873	90,581,212

Total Investment Companies (cost $78,970,642)			144,550,707

	Principal Amount (000)

GOVERNMENTS—TREASURIES–2.1%
United States–2.1%
U.S. Treasury Notes 2.625%, 02/15/2029(h) (cost $14,280,262)	U.S.$	14,009	13,461,773

CORPORATES—INVESTMENT GRADE–1.0%

Industrial–1.0%
Consumer Non-Cyclical–1.0%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025		1,075	1,030,507
1.777%, 11/15/2030		1,000	869,240
Novant Health, Inc. 2.637%, 11/01/2036		3,525	2,847,212
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		2,000	1,553,240

Total Corporates—Investment Grade (cost $7,599,348)			6,300,199

ASSET-BACKED SECURITIES–0.9%
Autos—Fixed Rate–0.2%
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)		86	85,676
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		1,133	1,153,420

			1,239,096

Other ABS—Fixed Rate–0.7%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034		961	936,982
5.25%, 07/01/2036		1,088	1,093,252
5.25%, 07/01/2041		1,068	1,040,244

46	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031	U.S.$	1,203	$1,225,544

			4,296,022

Total Asset-Backed Securities (cost $5,525,445)			5,535,118

	Notional Amount (000)

PURCHASED OPTIONS—PUTS–0.6%
Options on Equity Indices–0.6%
Euro STOXX 50 Index Expiration: Sep 2025; Contracts: 3,430; Exercise Price: EUR 4,200.00; Counterparty: UBS AG(i)	EUR	14,406,000	384,145
FTSE 100 Index Expiration: Jul 2025; Contracts: 770; Exercise Price: GBP 7,200.00; Counterparty: UBS AG(i)	GBP	5,544,000	99,866
Nikkei 225 Index Expiration: Jun 2025; Contracts: 78,000; Exercise Price: JPY 33,250.00; Counterparty: UBS AG(i)	JPY	2,593,500,000	644,304
S&P 500 Index Expiration: Jul 2025; Contracts: 28,300; Exercise Price: USD 4,900.00; Counterparty: UBS AG(i)	USD	138,670,000	2,644,425

Total Purchased Options—Puts (premiums paid $3,631,976)			3,772,740

	Principal Amount (000)

CORPORATES—NON-INVESTMENT GRADE–0.2%

Industrial–0.2%
Communications—Media–0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a) (cost $1,546,000)		$1,546	1,269,513

COLLATERALIZED MORTGAGE OBLIGATIONS–0.1%
Risk Share Floating Rate–0.1%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 9.045% (CME Term SOFR + 3.76%), 02/25/2040(a)(c)		250	264,636

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 9.395% (CME Term SOFR + 4.11%), 05/25/2025(c)		$22	$22,784
Series 2015-C03, Class 1M2 10.395% (CME Term SOFR + 5.11%), 07/25/2025(c)		23	24,088
Series 2016-C01, Class 1M2 12.145% (CME Term SOFR + 6.86%), 08/25/2028(c)		87	91,396
Series 2016-C02, Class 1M2 11.395% (CME Term SOFR + 6.11%), 09/25/2028(c)		21	21,860

Total Collateralized Mortgage Obligations (cost $327,779)			424,764

	Shares

PREFERRED STOCKS–0.0%

Industrial–0.0%
Energy–0.0%
AES Puerto Rico LP 0.00%(e)(f)(i) (cost $1,388,269)		76,842	223,610

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.0%
Non-Agency Fixed Rate CMBS–0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(i)(j) (cost $26,951)		$27	3

	Shares

SHORT-TERM INVESTMENTS–1.0%
Investment Companies–1.0%
AB Fixed Income Shares, Inc.—Government Money Market Portfolio—Class AB, 4.73%(g)(k)(l) (cost $6,804,726)		6,804,726	6,804,726

Total Investments–99.3% (cost $580,948,999)			636,064,020

Other assets less liabilities–0.7%			4,301,485

Net Assets–100.0%			$640,365,505

2024 Annual Report	47

Schedule of Investments (continued)

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

E-Mini Russell 2000 Index Futures	97	December 2024	$10,908,620	$463,982

Euro STOXX 50 Index Futures	220	December 2024	12,318,111	288,816

FTSE 100 Index Futures	98	December 2024	10,859,686	(143,617)

Hang Seng Index Futures	1	October 2024	136,856	12,058

MSCI Emerging Markets Futures	357	December 2024	20,932,695	1,398,845

MSCI Singapore IX ETS Futures	4	October 2024	106,874	(15)

Nikkei 225 (OSE) Futures	17	December 2024	4,488,781	230,769

OMXS 30 Index Futures	11	October 2024	284,400	7,074

S&P 500 E-Mini Futures	251	December 2024	72,968,838	1,862,548

S&P Mid 400 E-Mini Futures	25	December 2024	7,871,500	334,272

TOPIX Index Futures	16	December 2024	2,947,295	87,506

U.S. T-Note 2 Yr (CBT) Futures	208	December 2024	43,314,375	(7,500)

U.S. T-Note 10 Yr (CBT) Futures	385	December 2024	43,998,281	(131,366)

U.S. Ultra Bond (CBT) Futures	74	December 2024	9,848,938	(27,208)

Sold Contracts

S&P/TSX 60 Index Futures	37	December 2024	7,903,109	(46,708)

SPI 200 Futures	62	December 2024	8,900,650	(127,352)

				$4,202,104

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America, NA	USD	4,472	JPY	626,143	10/17/2024	$(106,221)

Bank of America, NA	USD	5,213	EUR	4,656	10/25/2024	(25,289)

Bank of America, NA	CAD	7,316	USD	5,397	11/07/2024	(17,393)

Bank of America, NA	USD	14,940	CAD	20,250	11/07/2024	45,581

Bank of America, NA	GBP	1,818	USD	2,372	11/08/2024	(57,840)

Bank of America, NA	USD	15,231	GBP	11,502	11/08/2024	146,522

Barclays Bank PLC	CAD	26,416	USD	19,463	11/07/2024	(86,581)

Barclays Bank PLC	NOK	51,218	USD	4,901	11/22/2024	45,881

Barclays Bank PLC	USD	652	AUD	966	11/22/2024	15,807

Citibank, NA	EUR	8,098	USD	8,999	10/25/2024	(23,377)

Citibank, NA	CAD	5,890	USD	4,357	11/07/2024	(1,640)

Citibank, NA	SEK	16,447	USD	1,622	11/22/2024	(1,105)

Deutsche Bank AG	JPY	324,719	USD	2,263	10/17/2024	(1,093)

Deutsche Bank AG	USD	3,105	EUR	2,829	10/25/2024	46,368

Deutsche Bank AG	USD	2,642	GBP	1,979	11/08/2024	3,616

Deutsche Bank AG	USD	10,130	NOK	107,121	11/22/2024	24,807

Goldman Sachs Bank USA	USD	6,612	JPY	960,963	10/17/2024	87,394

Goldman Sachs Bank USA	CHF	9,192	USD	10,749	10/25/2024	(140,086)

Goldman Sachs Bank USA	USD	6,079	EUR	5,488	10/25/2024	35,783

HSBC Bank USA	JPY	481,738	USD	3,364	10/17/2024	4,941

48	Sanford C. Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, NA	JPY	164,468	USD	1,126	10/17/2024	$(20,529)

JPMorgan Chase Bank, NA	USD	7,663	JPY	1,118,626	10/17/2024	136,330

JPMorgan Chase Bank, NA	EUR	4,087	USD	4,545	10/25/2024	(8,302)

JPMorgan Chase Bank, NA	USD	7,112	CAD	9,582	11/07/2024	(20,866)

Morgan Stanley & Co. LLC	CHF	1,961	USD	2,323	10/25/2024	77

Morgan Stanley & Co. LLC	EUR	1,778	USD	1,962	10/25/2024	(19,213)

State Street Bank & Trust Co.	SEK	1,233	USD	122	11/22/2024	15

State Street Bank & Trust Co.	NZD	356	USD	225	12/06/2024	(1,135)

						$62,452

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	(5.00)%	Quarterly	3.30%	USD	16,860	$(1,258,562)	$(1,228,824)	$(29,738)

* Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)			Payments made by the Fund	Payments received by the Fund
USD	6,600	01/15/2028	1.230%	CPI#	Maturity	$1,240,546	$995,282	$245,264
USD	4,990	01/15/2028	0.735%	CPI#	Maturity	1,127,726	—	1,127,726
USD	7,825	01/15/2030	1.572%	CPI#	Maturity	1,373,327	405,961	967,366
USD	7,825	01/15/2030	1.587%	CPI#	Maturity	1,361,952	402,636	959,316
USD	1,550	01/15/2030	1.714%	CPI#	Maturity	250,582	58,226	192,356
USD	1,550	01/15/2030	1.731%	CPI#	Maturity	247,996	57,632	190,364
USD	6,700	01/15/2031	2.782%	CPI#	Maturity	428,455	132,723	295,732
USD	6,210	01/15/2031	2.680%	CPI#	Maturity	462,849	137,580	325,269
USD	5,300	01/15/2031	2.989%	CPI#	Maturity	223,815	70,330	153,485

						$6,717,248	$2,260,370	$4,456,878

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

2024 Annual Report	49

Schedule of Investments (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)			Payments made by the Fund	Payments received by the Fund
USD	18,000	07/31/2030	1 Day SOFR	4.616%	Annual	$1,252,647	$218,657	$1,033,990
USD	12,900	11/01/2030	1 Day SOFR	4.518%	Annual	783,353	138,547	644,806
USD	6,800	07/31/2031	1 Day SOFR	3.972%	Annual	270,084	—	270,084
USD	22,400	08/15/2031	1 Day SOFR	4.027%	Annual	985,046	—	985,046
USD	53,100	03/31/2033	3.120%	1 Day SOFR	Annual	1,372,914	1,271,315	101,599
USD	4,500	06/15/2034	3.543%	1 Day SOFR	Annual	(65,777)	560	(66,337)
USD	4,500	06/15/2034	3.627%	1 Day SOFR	Annual	(96,977)	746	(97,723)
USD	3,400	08/15/2034	3.231%	1 Day SOFR	Annual	33,595	—	33,595
USD	2,500	08/15/2034	3.304%	1 Day SOFR	Annual	13,160	—	13,160

						$4,548,045	$1,629,825	$2,918,220

INFLATION (CPI) SWAPS (see Note 3)
				Rate Type			Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
Barclays Bank PLC	USD	9,000	10/23/2026	2.310%	CPI	#	Maturity	$561,640	$—	$561,640
Barclays Bank PLC	USD	5,000	12/04/2027	2.170%	CPI	#	Maturity	578,930	—	578,930
Barclays Bank PLC	USD	5,400	10/23/2029	2.388%	CPI	#	Maturity	276,522	—	276,522
Barclays Bank PLC	USD	2,000	10/23/2029	2.388%	CPI	#	Maturity	102,415	—	102,415
Barclays Bank PLC	USD	6,400	12/04/2032	2.233%	CPI	#	Maturity	733,875	—	733,875
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI	#	Maturity	344,004	—	344,004
Citibank, NA	USD	10,000	07/20/2027	2.104%	CPI	#	Maturity	1,256,575	—	1,256,575
Citibank, NA	USD	6,500	07/20/2027	2.104%	CPI	#	Maturity	816,774	—	816,774
Deutsche Bank AG	USD	10,000	09/04/2025	1.818%	CPI	#	Maturity	1,398,234	—	1,398,234
Deutsche Bank AG	USD	8,000	09/04/2025	1.818%	CPI	#	Maturity	1,118,587	—	1,118,587
JPMorgan Chase Bank, NA	USD	13,000	11/04/2026	2.015%	CPI	#	Maturity	1,760,189	—	1,760,189
JPMorgan Chase Bank, NA	USD	7,000	11/04/2026	2.015%	CPI	#	Maturity	947,794	—	947,794
JPMorgan Chase Bank, NA	USD	28,000	12/27/2028	2.009%	CPI	#	Maturity	3,622,631	—	3,622,631
JPMorgan Chase Bank, NA	USD	12,000	12/27/2028	2.009%	CPI	#	Maturity	1,552,556	—	1,552,556
JPMorgan Chase Bank, NA	USD	22,020	01/15/2030	3.493%	CPI	#	Maturity	(14,549)	—	(14,549)
JPMorgan Chase Bank, NA	USD	2,800	01/15/2030	3.493%	CPI	#	Maturity	(1,850)	—	(1,850)
JPMorgan Chase Bank, NA	USD	1,620	01/15/2032	3.325%	CPI	#	Maturity	(6,271)	—	(6,271)
Morgan Stanley Capital Services LLC	USD	6,800	07/20/2032	2.158%	CPI	#	Maturity	876,803	—	876,803

								$15,924,859	$—	$15,924,859

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

50	Sanford C. Bernstein Fund, Inc.

INTEREST RATE SWAPS (see Note 3)
				Rate Type			Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
Citibank, NA	USD	12,470	10/09/2029	1.125%	SIFMA	*	Quarterly	$841,225	$—	$841,225
Citibank, NA	USD	6,655	10/09/2029	1.125%	SIFMA	*	Quarterly	448,819	—	448,819

								$1,290,044	$—	$1,290,044

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $45,097,758 or 7.0% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2024.
(d)	IO—Interest Only.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Fair valued by the Adviser.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	Non-income producing security.
(j)	Defaulted.
(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.

As of September 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.6% and 0.0%, respectively.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ABS—Asset-Backed Securities

ACA—ACA Financial Guaranty Corporation

AGM—Assured Guaranty Municipal

BAM—Build American Mutual

CBT—Chicago Board of Trade

CCRC—Congregate Care Retirement Center

CDX-NAHY—North American High Yield Credit Default Swap Index

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

COP—Certificate of Participation

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

ETS—Emission Trading Scheme

FHLMC—Federal Home Loan Mortgage Corporation

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

MUNIPSA—SIFMA Municipal Swap Index

NATL—National Interstate Corporation

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor’s Depository Receipt

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

UPMC—University of Pittsburgh Medical Center

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

2024 Annual Report	51

Statement of Assets and Liabilities—September 30, 2024

	OVERLAY A PORTFOLIO	TAX-AWARE OVERLAY A PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$254,737,521	$621,629,241

Affiliated issuers	221,696,981	543,541,051

Foreign currencies, at value (a)	2,918,813	4,071,975

Cash	29,060,968	73,627

Receivables:

Unaffiliated interest and dividends	124,303	207,216

Affiliated dividends	27,976	506,955

Investment securities sold	10,133,628	1,611,242

Capital shares sold	80,466	0

Receivable due from Adviser	140,122	295,165

Unrealized appreciation of forward currency exchange contracts	1,412,897	3,295,480

Unrealized appreciation of total return swaps	2,711	20,331

Other assets	313,722	630,655

Total assets	520,650,108	1,175,882,938

LIABILITIES

Cash collateral due to broker	7,700,000	16,505,779

Payables:

Investment securities purchased	800,073	2,114,551

Variation margin on futures	2,051,062	5,462,907

Management fee	345,448	779,585

Capital shares redeemed	453,366	342,114

Shareholder servicing fee	66,821	129,327

Directors’ fees payable	18,262	41,271

Transfer Agent fee	5,762	7,984

Accrued expenses	376,490	443,879

Unrealized depreciation of forward currency exchange contracts	1,218,777	2,526,562

Unrealized depreciation of total return swaps	2,871	0

Total liabilities	13,038,932	28,353,959

NET ASSETS	$507,611,176	$1,147,528,979

Cost of investments

Unaffiliated issuers	$126,789,844	$259,519,952

Affiliated issuers	180,356,749	445,440,202

NET ASSETS CONSIST OF:

Capital stock, at par	$34,518	$72,844

Additional paid-in capital	219,277,111	462,777,202

Distributable earnings	288,299,547	684,678,933

	$507,611,176	$1,147,528,979

(a) Cost: $2,847,223 and $3,980,572, respectively. (Note 1)

See Notes to Financial Statements.

52	Sanford C. Bernstein Fund, Inc.

	OVERLAY A PORTFOLIO	TAX-AWARE OVERLAY A PORTFOLIO

NET ASSET VALUE PER SHARE

Class 1 Shares

Net Assets	$441,211,658	$856,884,544

Shares of capital stock outstanding	30,007,337	54,419,564

Net asset value, offering and redemption price per share	$14.70	$15.75

Class 2 Shares

Net Assets	$66,399,518	$290,644,435

Shares of capital stock outstanding	4,510,503	18,424,631

Net asset value, offering and redemption price per share	$14.72	$15.77

See Notes to Financial Statements.

2024 Annual Report	53

Statement of Assets and Liabilities—September 30, 2024 (continued)

	OVERLAY B PORTFOLIO	TAX-AWARE OVERLAY B PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$332,232,638	$629,259,294

Affiliated issuers	40,363,508	6,804,726

Foreign currencies, at value (a)	1,958,449	88,089

Cash	0	786

Cash collateral due from broker	2,097,885	7,447,668

Receivables:

Dividends and interest	1,974,347	5,716,130

Affiliated dividends	47,975	11,674

Investment securities sold and foreign currency transactions	50,964,860	257,658

Capital shares sold	32,448	12,435

Variation margin on centrally cleared swaps	206,454	162,017

Receivable due from Adviser	66,940	23,548

Unrealized appreciation of inflation swaps	0	15,947,529

Unrealized appreciation of interest rate swaps	0	1,290,044

Unrealized appreciation of forward currency exchange contracts	617,501	593,122

Unrealized appreciation of total return swaps	1,355	0

Other assets	115	50

Total assets	430,564,475	667,614,770

LIABILITIES

Due to custodian	270,534	0

Cash collateral due to broker	2,150,000	20,030,000

Reverse repurchase agreements	4,896,423	0

Payables:

Investment securities purchased	34,120,416	4,378,871

Variation margin on futures	335,739	1,034,375

Capital shares redeemed	101,821	434,187

Management fee	192,296	316,891

Shareholder servicing fee	33,620	53,264

Directors’ fees payable	13,890	23,029

Foreign capital gains taxes	13,691	0

Transfer Agent fee	5,966	6,443

Accrued expenses	506,578	418,865

Unrealized depreciation of forward currency exchange contracts	1,465,967	530,670

Unrealized depreciation of inflation swaps	0	22,670

Total liabilities	44,106,941	27,249,265

NET ASSETS	$386,457,534	$640,365,505

Cost of investments

Unaffiliated issuers	$330,351,805	$574,144,273

Affiliated issuers	39,307,206	6,804,726

NET ASSETS CONSIST OF:

Capital stock, at par	$39,394	$55,715

Additional paid-in capital	512,317,439	595,532,731

Distributable earnings (accumulated loss)	(125,899,299)	44,777,059

	$386,457,534	$640,365,505

(a) Cost: $1,967,893 and $86,417, respectively. (Note 1)

See Notes to Financial Statements.

54	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO	TAX-AWARE OVERLAY B PORTFOLIO

NET ASSET VALUE PER SHARE

Class 1 Shares

Net Assets	$293,899,729	$466,594,328

Shares of capital stock outstanding	29,979,586	40,605,448

Net asset value, offering and redemption price per share	$9.80	$11.49

Class 2 Shares

Net Assets	$92,557,805	$173,771,177

Shares of capital stock outstanding	9,414,222	15,109,066

Net asset value, offering and redemption price per share	$9.83	$11.50

See Notes to Financial Statements.

2024 Annual Report	55

Statement of Operations—for the year ended September 30, 2024

	OVERLAY A PORTFOLIO	TAX-AWARE OVERLAY A PORTFOLIO

INVESTMENT INCOME

Income:

Dividends

Unaffiliated issuers	$4,101,469	$7,999,483

Affiliated issuers	12,106,509	25,583,781

Total income	16,207,978	33,583,264

Expenses:

Management fee (see Note 2A)	5,432,306	10,949,854

Shareholder servicing fee (see Note 2B)	1,026,392	1,848,349

Custody and accounting fees	208,029	250,276

Transfer Agent fee—Class 1	40,257	49,232

Transfer Agent fee—Class 2	7,091	15,516

Auditing and tax fees	124,632	111,414

Directors’ fees and expenses	49,150	102,336

Legal fees	36,707	59,937

Registration fees	35,041	36,657

Printing fees	22,690	24,913

Miscellaneous	75,753	168,244

Total expenses before interest expense	7,058,048	13,616,728

Interest expense	558,336	1,131,899

Total expenses	7,616,384	14,748,627

Less: expenses waived and reimbursed by the Adviser (see Note 2A, 2D and 2E)	(1,927,182)	(3,811,370)

Net expenses	5,689,202	10,937,257

Net investment income	10,518,776	22,646,007

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions	124,701,491	217,162,265

Affiliated Underlying Portfolios	23,781,840	28,940,790

Forward currency exchange contracts	3,625,821	7,523,420

Futures	17,297,115	41,009,556

Swaps	1,332,934	2,578,237

Foreign currency transactions	(212,295)	(489,971)

Net realized gain distributions from Affiliated Underlying Portfolios	1,316,117	2,605,051

Net realized gain on investment and foreign currency transactions	171,843,023	299,329,348

Net change in unrealized appreciation (depreciation) of:

Investments	(41,347,287)	(61,990,221)

Affiliated Underlying Portfolios	18,938,612	53,046,715

Forward currency exchange contracts	1,280,270	3,071,956

Futures	12,959,202	26,110,136

Swaps	(58,336)	(88,569)

Foreign currency denominated assets and liabilities	232,922	110,551

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(7,994,617)	20,260,568

Net realized and unrealized gain on investment and foreign currency transactions	163,848,406	319,589,916

Net increase in net assets resulting from operations	$174,367,182	$342,235,923

See Notes to Financial Statements.

56	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO	TAX-AWARE OVERLAY B PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$14,908,544	$14,869,639

Dividends

Unaffiliated issuers	536,692	3,064,919

Affiliated issuers	3,309,514	1,089,483

Total income	18,754,750	19,024,041

Expenses:

Management fee (see Note 2A)	2,829,922	4,081,679

Shareholder servicing fee (see Note 2B)	512,445	687,146

Custody and accounting fees	354,316	179,352

Transfer Agent fee—Class 1	40,062	34,327

Transfer Agent fee—Class 2	10,918	12,704

Auditing and tax fees	131,975	109,670

Directors’ fees and expenses	36,210	54,351

Registration fees	36,722	35,672

Legal fees	29,889	40,111

Printing fees	22,725	25,358

Miscellaneous	63,406	151,784

Total expenses	4,068,590	5,412,154

Less: expenses waived and reimbursed by the Adviser (see Note 2A, 2D and 2E)	(485,970)	(54,010)

Net expenses	3,582,620	5,358,144

Net investment income	15,172,130	13,665,897

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (a)	(12,883,738)	12,210,917

Affiliated Underlying Portfolios	(1,279,774)	0

Forward currency exchange contracts	1,383,223	2,461,062

Futures	22,544,941	14,695,665

Swaps	433,974	11,050,124

Foreign currency transactions	(682,872)	(10,624)

Net realized gain on investment and foreign currency transactions	9,515,754	40,407,144

Net change in unrealized appreciation (depreciation) of:

Investments (b)	39,522,571	33,182,410

Affiliated Underlying Portfolios	2,950,686	0

Forward currency exchange contracts	(1,835,668)	(530,732)

Futures	11,528,672	10,071,091

Swaps	(1,240,254)	(2,572,741)

Foreign currency denominated assets and liabilities	67,666	20,641

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	50,993,673	40,170,669

Net realized and unrealized gain on investment and foreign currency transactions	60,509,427	80,577,813

Net increase in net assets resulting from operations	$75,681,557	$94,243,710

(a) Net of foreign realized capital gains taxes of $947 and $0, respectively.

(b) Net of decrease in accrued foreign capital gains taxes on unrealized gains of $5,511 and $0, respectively.

See Notes to Financial Statements.

2024 Annual Report	57

Statement of Changes in Net Assets

	OVERLAY A PORTFOLIO		TAX-AWARE OVERLAY A PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$10,518,776	$23,799,820	$22,646,007	$49,097,187

Net realized gain (loss) on investment and foreign currency transactions	171,843,023	(7,326,951)	299,329,348	69,724,544

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(7,994,617)	19,191,005	20,260,568	(48,716,137)

Net increase in net assets resulting from operations	174,367,182	35,663,874	342,235,923	70,105,594

Distributions to shareholders (a)	(4,503,411)	(23,545,277)	(6,500,740)	(49,602,887)

Capital-share transactions

Net proceeds from sales of shares	25,695,633	68,504,506	33,722,407	114,399,690

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	3,408,171	18,378,842	4,317,432	34,957,267

Total proceeds from shares sold	29,103,804	86,883,348	38,039,839	149,356,957

Cost of shares redeemed	(478,622,368)	(662,125,835)	(693,884,937)	(1,577,331,194)

Net decrease in net assets from capital-share transactions	(449,518,564)	(575,242,487)	(655,845,098)	(1,427,974,237)

Net decrease in net assets	(279,654,793)	(563,123,890)	(320,109,915)	(1,407,471,530)

NET ASSETS:

Beginning of period	787,265,969	1,350,389,859	1,467,638,894	2,875,110,424

End of period	$507,611,176	$787,265,969	$1,147,528,979	$1,467,638,894

(a) See page 60 for share class information on dividend distributions for the Overlay A and Tax-Aware Overlay A Portfolios.

See Notes to Financial Statements.

58	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO		TAX-AWARE OVERLAY B PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$15,172,130	$25,107,258	$13,665,897	$19,214,467

Net realized gain (loss) on investment and foreign currency transactions	9,515,754	(76,640,054)	40,407,144	1,244,825

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	50,993,673	78,401,053	40,170,669	26,331,616

Net increase in net assets resulting from operations	75,681,557	26,868,257	94,243,710	46,790,908

Distributions to shareholders (a)	(13,001,230)	(28,384,143)	(13,230,943)	(27,706,973)

Capital-share transactions

Net proceeds from sales of shares	44,864,192	62,896,966	17,558,336	42,613,212

Shares issued in connection with the Reorganization	0	0	244,713,130	0

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	9,206,032	20,368,115	9,132,942	18,935,388

Total proceeds from shares sold	54,070,224	83,265,081	271,404,408	61,548,600

Cost of shares redeemed	(292,909,140)	(419,954,245)	(385,139,961)	(718,524,394)

Net decrease in net assets from capital-share transactions	(238,838,916)	(336,689,164)	(113,735,553)	(656,975,794)

Net decrease in net assets	(176,158,589)	(338,205,050)	(32,722,786)	(637,891,859)

NET ASSETS:

Beginning of period	562,616,123	900,821,173	673,088,291	1,310,980,150

End of period	$386,457,534	$562,616,123	$640,365,505	$673,088,291

(a) See page 60 for share class information on dividend distributions for the Overlay B and Tax-Aware Overlay B Portfolios.

See Notes to Financial Statements.

2024 Annual Report	59

Statement of Changes in Net Assets (continued)

	OVERLAY A PORTFOLIO		TAX-AWARE OVERLAY A PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

Distributions to shareholders:

Class 1	$(3,586,620)	$(19,040,150)	$(4,342,531)	$(37,815,896)

Class 2	(916,791)	(4,505,127)	(2,158,209)	(11,786,991)

	$(4,503,411)	$(23,545,277)	$(6,500,740)	$(49,602,887)

	OVERLAY B PORTFOLIO		TAX-AWARE OVERLAY B PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

Distributions to shareholders:

Class 1	$(10,186,457)	$(23,297,142)	$(9,437,571)	$(19,521,368)

Class 2	(2,814,773)	(5,087,001)	(3,793,372)	(8,185,605)

	$(13,001,230)	$(28,384,143)	$(13,230,943)	$(27,706,973)

See Notes to Financial Statements.

60	Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	OVERLAY A PORTFOLIO

	CLASS 1
	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$11.19	$11.30	$16.01	$12.81	$13.05

Income from investment operations:

Investment income, net (a)(b)	0.21	0.24	0.23	0.07	0.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.37	(0.15)	(3.17)	3.25	(0.19)

Total from investment operations	3.58	0.09	(2.94)	3.32	(0.06)

Less dividends and distributions:

Dividends from net investment income	(0.07)	(0.20)	(0.34)	(0.12)	(0.15)

Distributions from net realized gain on investment transactions	0	0	(1.43)	0	(0.03)

Total dividends and distributions	(0.07)	(0.20)	(1.77)	(0.12)	(0.18)

Net asset value, end of period	$14.70	$11.19	$11.30	$16.01	$12.81

Total return (c)(d)	32.10%	0.74%	(21.17)%	26.16%	(0.45)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$441,211	$647,297	$1,121,710	$1,596,442	$1,465,081

Average net assets (000 omitted)	$513,196	$932,709	$1,430,298	$1,606,920	$1,539,035

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.97%	0.90%	0.83%	0.80%	0.81%

Expenses, before waivers/reimbursements (e)(f)	1.29%	1.23%	1.16%	1.15%	1.15%

Net investment income (b)	1.68%	2.08%	1.67%	0.47%	1.02%

Portfolio turnover rate	21%	19%	24%	21%	22%

See Footnote Summary on page 69.

See Notes to Financial Statements.

2024 Annual Report	61

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	OVERLAY A PORTFOLIO

	CLASS 2
	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$11.21	$11.32	$16.05	$12.84	$13.07

Income from investment operations:

Investment income, net (a)(b)	0.27	0.26	0.25	0.10	0.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.34	(0.14)	(3.18)	3.26	(0.17)

Total from investment operations	3.61	0.12	(2.93)	3.36	(0.02)

Less dividends and distributions:

Dividends from net investment income	(0.10)	(0.23)	(0.37)	(0.15)	(0.18)

Distributions from net realized gain on investment transactions	0	0	(1.43)	0	(0.03)

Total dividends and distributions	(0.10)	(0.23)	(1.80)	(0.15)	(0.21)

Net asset value, end of period	$14.72	$11.21	$11.32	$16.05	$12.84

Total return (c)(d)	32.38%	0.97%	(21.02)%	26.34%	(0.25)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$66,400	$139,969	$228,680	$320,324	$309,925

Average net assets (000 omitted)	$90,394	$195,550	$291,541	$323,834	$319,363

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.77%	0.70%	0.63%	0.59%	0.61%

Expenses, before waivers/reimbursements (e)(f)	1.09%	1.03%	0.96%	0.95%	0.95%

Net investment income (b)	2.10%	2.26%	1.81%	0.69%	1.17%

Portfolio turnover rate	21%	19%	24%	21%	22%

See Footnote Summary on page 69.

See Notes to Financial Statements.

62	Sanford C. Bernstein Fund, Inc.

	TAX-AWARE OVERLAY A PORTFOLIO

	CLASS 1
	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$11.99	$12.15	$16.98	$13.65	$13.78

Income from investment operations:

Investment income, net (a)(b)	0.25	0.27	0.23	0.08	0.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.56	(0.20)	(3.41)	3.39	(0.08)

Total from investment operations	3.81	0.07	(3.18)	3.47	0.05

Less dividends and distributions:

Dividends from net investment income	(0.05)	(0.23)	(0.23)	(0.14)	(0.18)

Distributions from net realized gain on investment transactions	0	0	(1.42)	0	(0.00	)(i)

Total dividends and distributions	(0.05)	(0.23)	(1.65)	(0.14)	(0.18)

Net asset value, end of period	$15.75	$11.99	$12.15	$16.98	$13.65

Total return (c)(d)	31.88%	0.48%	(21.15)%	25.54%	0.29%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$856,885	$1,136,154	$2,232,773	$3,144,804	$2,712,320

Average net assets (000 omitted)	$924,175	$1,731,661	$2,880,460	$3,057,954	$2,913,890

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.95%	0.87%	0.81%	0.77%	0.80%

Expenses, before waivers/reimbursements (e)(f)	1.26%	1.23%	1.14%	1.12%	1.13%

Net investment income (b)	1.83%	2.18%	1.53%	0.49%	0.99%

Portfolio turnover rate	19%	17%	25%	20%	22%

See Footnote Summary on page 69.

See Notes to Financial Statements.

2024 Annual Report	63

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	TAX-AWARE OVERLAY A PORTFOLIO

	CLASS 2
	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$12.02	$12.19	$17.03	$13.69	$13.82

Income from investment operations:

Investment income, net (a)(b)	0.27	0.30	0.26	0.11	0.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.57	(0.21)	(3.42)	3.40	(0.08)

Total from investment operations	3.84	0.09	(3.16)	3.51	0.08

Less dividends and distributions:

Dividends from net investment income	(0.09)	(0.26)	(0.26)	(0.17)	(0.21)

Distributions from net realized gain on investment transactions	0	0	(1.42)	0	(0.00	)(i)

Total dividends and distributions	(0.09)	(0.26)	(1.68)	(0.17)	(0.21)

Net asset value, end of period	$15.77	$12.02	$12.19	$17.03	$13.69

Total return (c)(d)	32.07%	0.65%	(20.98)%	25.78%	0.56%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$290,644	$331,485	$642,337	$942,706	$847,108

Average net assets (000 omitted)	$292,476	$480,625	$854,251	$937,234	$935,278

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.75%	0.68%	0.61%	0.57%	0.60%

Expenses, before waivers/reimbursements (e)(f)	1.06%	1.03%	0.94%	0.92%	0.93%

Net investment income (b)	1.95%	2.37%	1.73%	0.71%	1.21%

Portfolio turnover rate	19%	17%	25%	20%	22%

See Footnote Summary on page 69.

See Notes to Financial Statements.

64	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO

	CLASS 1
	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$8.49	$8.62	$11.92	$10.96	$10.94

Income from investment operations:

Investment income, net (a)(b)	0.31	0.29	0.27	0.21	0.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.21	(0.14)	(1.90)	1.05	0.22

Total from investment operations	1.52	0.15	(1.63)	1.26	0.38

Less dividends and distributions:

Dividends from net investment income	(0.21)	(0.28)	(0.40)	(0.25)	(0.32)

Distributions from net realized gain on investment transactions	0	0	(1.27)	(0.05)	(0.04)

Total dividends and distributions	(0.21)	(0.28)	(1.67)	(0.30)	(0.36)

Net asset value, end of period	$9.80	$8.49	$8.62	$11.92	$10.96

Total return (c)	18.20%	1.67%	(16.10)%	11.61%	3.56%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$293,900	$447,544	$750,137	$999,357	$991,266

Average net assets (000 omitted)	$341,630	$621,598	$908,265	$1,021,208	$991,542

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)	0.86%	0.86%	0.81%	0.83%	0.84%

Expenses, before waivers/reimbursements (e)	0.97%	0.90%	0.85%	0.87%	0.87%

Net investment income (b)	3.46%	3.27%	2.65%	1.78%	1.51%

Portfolio turnover rate	160%	159%	115%	98%	74%
See Footnote Summary on page 69.

See Notes to Financial Statements.

2024 Annual Report	65

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	OVERLAY B PORTFOLIO

	CLASS 2
	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$8.52	$8.65	$11.96	$11.00	$10.97

Income from investment operations:

Investment income, net (a)(b)	0.32	0.30	0.28	0.23	0.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.22	(0.13)	(1.90)	1.04	0.23

Total from investment operations	1.54	0.17	(1.62)	1.27	0.41

Less dividends and distributions:

Dividends from net investment income	(0.23)	(0.30)	(0.42)	(0.26)	(0.34)

Distributions from net realized gain on investment transactions	0	0	(1.27)	(0.05)	(0.04)

Total dividends and distributions	(0.23)	(0.30)	(1.69)	(0.31)	(0.38)

Net asset value, end of period	$9.83	$8.52	$8.65	$11.96	$11.00

Total return (c)	18.40%	1.86%	(15.98)%(g)	11.64%	3.76%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$92,558	$115,072	$150,684	$195,068	$203,349

Average net assets (000 omitted)	$93,742	$138,190	$181,909	$202,314	$209,927

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)	0.71%	0.71%	0.66%	0.68%	0.69%

Expenses, before waivers/reimbursements (e)	0.82%	0.75%	0.70%	0.72%	0.72%

Net investment income (b)	3.58%	3.44%	2.80%	1.93%	1.66%

Portfolio turnover rate	160%	159%	115%	98%	74%

See Footnote Summary on page 69.

See Notes to Financial Statements.

66	Sanford C. Bernstein Fund, Inc.

	TAX-AWARE OVERLAY B PORTFOLIO

	CLASS 1
	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$10.07	$10.04	$12.36	$11.27	$11.12

Income from investment operations:

Investment income, net (a)(b)	0.23	0.19	0.18	0.17	0.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.41	0.07	(1.66)	1.19	0.12

Total from investment operations	1.64	0.26	(1.48)	1.36	0.31

Less dividends and distributions:

Dividends from net investment income	(0.22)	(0.23)	(0.19)	(0.27)	(0.16)

Distributions from net realized gain on investment transactions	0	0	(0.65)	0	0

Total dividends and distributions	(0.22)	(0.23)	(0.84)	(0.27)	(0.16)

Net asset value, end of period	$11.49	$10.07	$10.04	$12.36	$11.27

Total return (c)	16.54%	2.59%	(12.95)%	12.11%	2.93%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$466,594	$479,517	$932,107	$1,194,517	$1,140,951

Average net assets (000 omitted)	$458,098	$714,721	$1,111,920	$1,196,104	$1,191,962

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)	0.89%	0.86%	0.83%	0.84%	0.84%

Expenses, before waivers/reimbursements (e)	0.90%	0.86%	0.83%	0.84%	0.84%

Net investment income (b)	2.14%	1.88%	1.63%	1.44%	1.74%

Portfolio turnover rate	20%	7%	12%	19%	8%

See Footnote Summary on page 69.

See Notes to Financial Statements.

2024 Annual Report	67

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	TAX-AWARE OVERLAY B PORTFOLIO

	CLASS 2
	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$10.09	$10.07	$12.39	$11.30	$11.14

Income from investment operations:

Investment income, net (a)(b)	0.25	0.21	0.20	0.19	0.21

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.42	0.06	(1.66)	1.19	0.13

Total from investment operations	1.67	0.27	(1.46)	1.38	0.34

Less dividends and distributions:

Dividends from net investment income	(0.26)	(0.25)	(0.21)	(0.29)	(0.18)

Distributions from net realized gain on investment transactions	0	0	(0.65)	0	0

Total dividends and distributions	(0.26)	(0.25)	(0.86)	(0.29)	(0.18)

Net asset value, end of period	$11.50	$10.09	$10.07	$12.39	$11.30

Total return (c)	16.77%	2.67%	(12.78)%	12.35%	3.04%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$173,771	$193,571	$378,873	$523,749	$521,628

Average net assets (000 omitted)	$169,853	$281,573	$478,848	$534,158	$559,800

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)	0.74%	0.71%	0.68%	0.69%	0.69%

Expenses, before waivers/reimbursements (e)	0.75%	0.71%	0.68%	0.69%	0.69%

Net investment income (b)	2.27%	2.04%	1.78%	1.59%	1.89%

Portfolio turnover rate	20%	7%	12%	19%	8%

See Footnote Summary on page 69.

See Notes to Financial Statements.

68	Sanford C. Bernstein Fund, Inc.

(a)	Based on average shares outstanding.
(b)	Net of expenses waived/reimbursed by the Adviser.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(d)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the Overlay A Portfolio for the year ended September 30, 2020 by .02% and the Tax-Aware Overlay A Portfolio for the year ended September 30, 2020 by .02%.
(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the period shown below, such waiver amounted to:

Acquired Fund Fees and Expenses:

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20
Overlay A Portfolio	.33%	.35%	.34%	.36%	.35%
Tax-Aware Overlay A Portfolio	.32%	.36%	.33%	.36%	.34%
Overlay B Portfolio	.05%	.05%	.05%	.04%	.03%
Tax-Aware Overlay B Portfolio	.02%	.02%	.03%	.03%	.02%

Waiver:

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22		YEAR ENDED 9/30/21		YEAR ENDED 9/30/20
Overlay A Portfolio	.32%		.34%		.33%		.35%		.34%
Tax-Aware Overlay A Portfolio	.31%		.36%		.32%		.35%		.34%
Overlay B Portfolio	.05%		.04%		.04%		.04%		.03%
Tax-Aware Overlay B Portfolio	.00%	(h)	.00%	(h)	.00%	(h)	.00%	(h)	.00%	(h)

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20
Overlay A Portfolio
Class 1
Expenses, net of waivers/reimbursements	.88%	.82%	.80%	.79%	.80%
Expenses, before waivers/reimbursements	1.20%	1.16%	1.13%	1.14%	1.14%
Class 2
Expenses, net of waivers/reimbursements	.68%	.62%	.60%	.58%	.60%
Expenses, before waivers/reimbursements	1.00%	.96%	.93%	.94%	.94%

Tax-Aware Overlay A Portfolio
Class 1
Expenses, net of waivers/reimbursements	.85%	.79%	.79%	.77%	.79%
Expenses, before waivers/reimbursements	1.17%	1.14%	1.12%	1.11%	1.13%
Class 2
Expenses, net of waivers/reimbursements	.66%	.59%	.59%	.56%	.59%
Expenses, before waivers/reimbursements	.97%	.94%	.92%	.91%	.92%

(g)	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.
(h)	Amount is less than .005%.
(i)	Amount is less than $.005.

See Notes to Financial Statements.

2024 Annual Report	69

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Sanford C. Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of 9 portfolios (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”) with the following share classes offered:

INTERNATIONAL EQUITY PORTFOLIO	SHARE CLASSES OFFERED

Emerging Markets	Emerging Markets Class* and Class Z

FIXED INCOME MUNICIPAL PORTFOLIOS

California Municipal	Municipal Class*, Class A, Class C and Advisor Class

Diversified Municipal	Municipal Class*, Class A, Class C, Advisor Class and Class Z

New York Municipal	Municipal Class*, Class A, Class C and Advisor Class

FIXED INCOME TAXABLE PORTFOLIO

Intermediate Duration	Intermediate Duration Class*, Class A, Advisor Class and Class Z

*	Bernstein Class

OVERLAY PORTFOLIOS

Overlay A	Class 1 and Class 2

Tax-Aware Overlay A	Class 1 and Class 2

Overlay B	Class 1 and Class 2

Tax-Aware Overlay B	Class 1 and Class 2

Each Portfolio has its own investment objectives. This report relates only to the Overlay A, Tax-Aware Overlay A, Overlay B and Tax-Aware Overlay B Portfolios. At a meeting held on October 25-26, 2023, the Tax-Aware Overlay B Portfolio (the “Acquiring Portfolio”) acquired the assets and liabilities of the Tax-Aware Overlay C Portfolio and the Tax-Aware Overlay N Portfolio (each, an “Acquired Portfolio,” and together, the “Acquired Portfolios”), each a series of Sanford C. Overlay Fund, Inc. (“SCB Fund”), in a reorganization that was effective at the close of business February 23, 2024 (together, the “Reorganizations,” and each a “Reorganization”). The Reorganizations were approved by the Fund’s Board of Directors (the “Board”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”), see Note 7 for additional Information. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes may bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign

70	Sanford C. Bernstein Fund, Inc.

securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

2024 Annual Report	71

Notes to Financial Statements (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are: the value of collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

72	Sanford C. Bernstein Fund, Inc.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of September 30, 2024:

OVERLAY A PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Common Stocks (a)	$246,606,732	$0	$0	$246,606,732

Investment Companies	171,253,416	0	0	171,253,416

Purchased Options—Puts	0	8,130,789	0	8,130,789

Short-Term Investments	50,443,565	0	0	50,443,565

Total Investments in Securities	468,303,713	8,130,789	0	476,434,502

Other Financial Instruments (b):

Assets:

Futures	3,419,830	0	0	3,419,830	(c)

Forward Currency Exchange Contracts	0	1,412,897	0	1,412,897

Total Return Swaps	0	2,711	0	2,711

Liabilities:

Futures	(1,327,995)	0	0	(1,327,995	)(c)

Forward Currency Exchange Contracts	0	(1,218,777)	0	(1,218,777)

Total Return Swaps	0	(2,871)	0	(2,871)

Total	$470,395,548	$8,324,749	$0	$478,720,297

TAX-AWARE OVERLAY A PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Common Stocks (a)	$603,835,153	$0	$0	$603,835,153

Investment Companies	412,401,682	0	0	412,401,682

Purchased Options—Puts	0	17,794,088	0	17,794,088

Short-Term Investments	131,139,369	0	0	131,139,369

Total Investments in Securities	1,147,376,204	17,794,088	0	1,165,170,292

Other Financial Instruments (b):

Assets:

Futures	8,845,606	0	0	8,845,606	(c)

Forward Currency Exchange Contracts	0	3,295,480	0	3,295,480

Total Return Swaps	0	20,331	0	20,331

Liabilities:

Futures	(2,982,707)	0	0	(2,982,707	)(c)

Forward Currency Exchange Contracts	0	(2,526,562)	0	(2,526,562)

Total	$1,153,239,103	$18,583,337	$0	$1,171,822,440

2024 Annual Report	73

Notes to Financial Statements (continued)

OVERLAY B PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Governments—Treasuries	$0	$66,322,672	$0	$66,322,672

Corporates—Investment Grade	0	61,677,858	0	61,677,858

Inflation-Linked Securities	0	55,045,206	0	55,045,206

Investment Companies	50,174,869	0	0	50,174,869

Mortgage Pass-Throughs	0	33,839,911	0	33,839,911

Asset-Backed Securities	0	16,906,653	199,484	17,106,137

Collateralized Mortgage Obligations	0	15,075,236	0	15,075,236

Commercial Mortgage-Backed Securities	0	8,965,125	0	8,965,125

Collateralized Loan Obligations	0	4,703,842	0	4,703,842

Covered Bonds	0	3,701,181	0	3,701,181

Corporates—Non-Investment Grade	0	2,877,171	0	2,877,171

Governments—Sovereign Agencies	0	2,856,955	0	2,856,955

Emerging Markets—Corporate Bonds	0	2,717,856	0	2,717,856

Local Governments—Provincial Bonds	0	2,521,921	0	2,521,921

Supranationals	0	2,360,825	0	2,360,825

Local Governments—US Municipal Bonds	0	2,332,093	0	2,332,093

Purchased Options—Puts	0	2,223,733	0	2,223,733

Governments—Sovereign Bonds	0	1,996,504	0	1,996,504

Local Governments—Regional Bonds	0	1,661,123	0	1,661,123

Agencies	0	1,153,490	0	1,153,490

Quasi-Sovereigns	0	457,596	0	457,596

Emerging Markets—Sovereigns	0	223,970	0	223,970

Local Governments—Canadian Municipal Bonds	0	53,645	0	53,645

Short-Term Investments:

Investment Companies	27,537,334	0	0	27,537,334

U.S. Treasury Bills	0	5,009,893	0	5,009,893

Total Investments in Securities	77,712,203	294,684,459	199,484	372,596,146

Other Financial Instruments (b):

Assets:

Futures	3,562,715	0	0	3,562,715	(c)

Forward Currency Exchange Contracts	0	617,501	0	617,501

Centrally Cleared Credit Default Swaps	0	168,027	0	168,027	(c)

Centrally Cleared Inflation (CPI) Swaps	0	4,927,770	0	4,927,770	(c)

Centrally Cleared Interest Rate Swaps	0	4,065,403	0	4,065,403	(c)

Total Return Swaps	0	1,355	0	1,355

Liabilities:

Futures	(301,498)	0	0	(301,498	)(c)

Forward Currency Exchange Contracts	0	(1,465,967)	0	(1,465,967)

Centrally Cleared Credit Default Swaps	0	(748,249)	0	(748,249	)(c)

Centrally Cleared Interest Rate Swaps	0	(17,211)	0	(17,211	)(c)

Reverse Repurchase Agreements	(4,896,423)	0	0	(4,896,423)

Total	$76,076,997	$302,233,088	$199,484	$378,509,569

74	Sanford C. Bernstein Fund, Inc.

TAX-AWARE OVERLAY B PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Long-Term Municipal Bonds	$0	$452,933,539	$787,328	$453,720,867

Investment Companies	144,550,707	0	0	144,550,707

Governments—Treasuries	0	13,461,773	0	13,461,773

Corporates—Investment Grade	0	6,300,199	0	6,300,199

Asset-Backed Securities	0	5,535,118	0	5,535,118

Purchased Options—Puts	0	3,772,740	0	3,772,740

Corporates—Non-Investment Grade	0	1,269,513	0	1,269,513

Collateralized Mortgage Obligations	0	424,764	0	424,764

Preferred Stocks	0	0	223,610	223,610

Commercial Mortgage-Backed Securities	0	3	0	3

Short-Term Investments	6,804,726	0	0	6,804,726

Total Investments in Securities	151,355,433	483,697,649	1,010,938	636,064,020

Other Financial Instruments (b):

Assets:

Futures	4,685,870	0	0	4,685,870	(c)

Forward Currency Exchange Contracts	0	593,122	0	593,122

Centrally Cleared Inflation (CPI) Swaps	0	6,717,248	0	6,717,248	(c)

Centrally Cleared Interest Rate Swaps	0	4,710,799	0	4,710,799	(c)

Inflation (CPI) Swaps	0	15,947,529	0	15,947,529

Interest Rate Swaps	0	1,290,044	0	1,290,044

Liabilities:

Futures	(483,766)	0	0	(483,766	)(c)

Forward Currency Exchange Contracts	0	(530,670)	0	(530,670)

Centrally Cleared Credit Default Swaps	0	(1,258,562)	0	(1,258,562	)(c)

Centrally Cleared Interest Rate Swaps	0	(162,754)	0	(162,754	)(c)

Inflation (CPI) Swaps	0	(22,670)	0	(22,670)

Total	$155,557,537	$510,981,735	$1,010,938	$667,550,210

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the

2024 Annual Report	75

Notes to Financial Statements (continued)

Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code.

The Portfolios may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2008 through 2022. These filing are subject to various administrative and judicial proceedings within these countries. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2023, the Portfolios did not have any unrecognized tax benefits.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Securities Transactions on a When-Issued or Delayed-Delivery Basis

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security’s value in determining the Portfolio’s net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security’s value in determining the Portfolio’s net asset value.

G.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific

76	Sanford C. Bernstein Fund, Inc.

expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

H.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

Permanent differences have no effect on net assets. The effects of such permanent differences on each Portfolio, due to the utilization of earnings and profits distributed to shareholders on redemption of shares, excise tax paid, and merger adjustments which are reflected as adjustments to the components of net assets as of September 30, 2024, as shown below:

PORTFOLIO	INCREASE (DECREASE) TO ADDITIONAL PAID-IN CAPITAL	INCREASE (DECREASE) TO DISTRIBUTABLE EARNINGS/ ACCUMULATED LOSS
Overlay A	$25,235,243	$(25,235,243)

Tax-Aware Overlay A	58,534,512	(58,534,512)

Overlay B	0	0

Tax-Aware Overlay B	16,174,652	(16,174,652)

I.	Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annual rate of 0.90% of the first $2.5 billion, 0.875% of the next $2.5 billion and 0.85% in excess of $5 billion for Overlay A and Tax-Aware Overlay A; 0.65% for Overlay B and Tax-Aware Overlay B, of the average daily net assets of each Portfolio. Prior to November 13, 2020, the Overlay A and Tax-Aware Overlay A paid the Adviser an investment management fee at an annual rate of 0.90% of the first $5 billion and 0.875% in excess of $5 billion of the average daily net assets of each respective Portfolio.

The Adviser has agreed to waive its fees and bear certain expenses, exclusive of acquired fund fees and other than the advisory fees of any registered funds advised by the Adviser in which a Portfolio may invest, interest expense, taxes,

2024 Annual Report	77

Notes to Financial Statements (continued)

extraordinary expenses, brokerage commission, and other transaction costs, to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis as follows:

PORTFOLIO	CLASS 1	CLASS 2

Overlay A	1.20%	1.00%

Tax-Aware Overlay A	1.20%	1.00%

Overlay B	0.90%	0.75%

Tax-Aware Overlay B	0.90%	0.75%

This fee waiver and/or expense limitation agreement will remain in effect until January 28, 2025, and then may be extended by the Adviser for additional one year terms. For the year ended September 30,2024, such reimbursements/waivers for the Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio and Tax-Aware Overlay B Portfolio amounted to $18,261, $33,134, $289,330 and $23,029, respectively.

B.	Shareholder Servicing Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.20 of 1%, annualized, of the average daily net assets of Class 1 Shares of Overlay A and Tax-Aware Overlay A Portfolios during the month, and 0.15 of 1%, annualized, of the average daily net assets of Class 1 Shares of Overlay B and Tax-Aware Overlay B Portfolios during the month.

C.	Distribution Arrangements

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Investments in Affiliated Issuers

The Portfolios may invest in other investment companies advised by the Adviser, including AB Government Money Market Portfolio (the “Government Money Market Portfolio”) and AB All-Market Real Return Portfolio—Class Z (“AMRR”) which have contractual annual advisory fee rates of 0.20% and 0.75%, respectively, of the portfolios’ average daily net assets and bear their own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in affiliated registered investment companies, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to the Portfolios’ pro rata share of the effective advisory fee of the underlying affiliated registered investment company, as borne indirectly by the Portfolios as an acquired fund fee and expense.

78	Sanford C. Bernstein Fund, Inc.

For the year ended September 30, 2024, such waivers amounted to:

GOVERNMENT MONEY MARKET PORTFOLIO	AMOUNT

Overlay A	$ 61,813

Tax-Aware Overlay A	188,896

Overlay B	69,303

Tax-Aware Overlay B	30,981

AMRR	AMOUNT

Overlay A	$319,680

Tax-Aware Overlay A	587,649

Overlay B	127,337

Overlay A Portfolio and Tax-Aware Overlay A Portfolio currently invest in Bernstein Fund, Inc.—International Small Cap Portfolio—Class Z, Bernstein Fund, Inc.—International Strategic Equities Portfolio—Class Z, Bernstein Fund Inc.—Small Cap Core Portfolio—Class Z and Sanford C. Bernstein Fund, Inc.—Emerging Markets Portfolio—Class Z, respectively. With respect to the Overlay A Portfolio and Tax-Aware Overlay A Portfolio, the Adviser has contractually agreed to waive its management fees and/or bear Portfolio expenses through January 28, 2025, in an amount equal to the Portfolios’ proportionate share of all advisory fees and other expenses of the aforementioned funds that are indirectly borne by the Portfolios. For the year ended September 30, 2024, such waivers amounted to:

PORTFOLIO	SANFORD C. BERNSTEIN FUND, INC. - EMERGING MARKETS PORTFOLIO CLASS Z	BERNSTEIN FUND, INC. - INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO CLASS Z	BERNSTEIN FUND, INC. - INTERNATIONAL SMALL CAP PORTFOLIO CLASS Z	BERNSTEIN FUND, INC. - SMALL CAP CORE PORTFOLIO CLASS Z

Overlay A	$134,815	$1,003,437	$113,033	$276,143

Tax-Aware Overlay A	$269,497	$1,964,705	$218,835	$548,654

The Portfolios may invest in other investment companies managed by the Adviser. A summary of the Portfolios’ transactions in such holdings for the year ended September 30, 2024 is as follows:

SANFORD C. BERNSTEIN FUND, INC.—OVERLAY A PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/23 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 9/30/24 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

Government Money Market Portfolio	$14,390	$389,963	$353,910	$0	$0	$50,443	$2,180	$0

AB Bond Fund, Inc.: AB All Market Real Return Portfolio	61,377	2,261	34,510	(4,821)	9,404	33,711	2,261	0

Bernstein Fund, Inc.: International Small Cap Portfolio	37,429	1,158	26,105	3,977	291	16,750	1,158	0

Bernstein Fund, Inc.—International Strategic Equities Portfolio	188,999	6,041	124,985	21,529	8,305	99,889	6,041	0

2024 Annual Report	79

Notes to Financial Statements (continued)

SANFORD C. BERNSTEIN FUND, INC.—OVERLAY A PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/23 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 9/30/24 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

Bernstein Fund, Inc.—Small Cap Core Portfolio	$16,112	$1,441	$7,600	$1,378	$595	$11,926	$125	$1,316

Sanford C. Bernstein Fund, Inc.—AB Emerging Markets Portfolio	17,278	342	10,705	1,719	344	8,978	342	0

Total				$23,782	$18,939	$221,697	$12,107	$1,316

SANFORD C. BERNSTEIN FUND, INC.—TAX-AWARE OVERLAY A PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/23 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 9/30/24 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

Government Money Market Portfolio	$0	$635,185	$504,046	$0	$0	$131,139	$6,685	$0

AB Bond Fund, Inc.: AB All Market Real Return Portfolio	107,850	4,161	40,671	(8,587)	16,860	79,613	4,161	0

Bernstein Fund, Inc.: International Small Cap Portfolio	73,627	2,279	41,388	5,141	3,274	42,933	2,279	0

Bernstein Fund, Inc.—International Strategic Equities Portfolio	356,804	11,536	181,538	27,678	29,810	244,290	11,536	0

Bernstein Fund, Inc.—Small Cap Core Portfolio	31,892	2,852	15,900	2,796	1,005	22,645	247	2,605

Sanford C. Bernstein Fund, Inc.—AB Emerging Markets Portfolio	34,182	677	15,949	1,913	2,098	22,921	676	0

Total				$28,941	$53,047	$543,541	$25,584	$2,605

80	Sanford C. Bernstein Fund, Inc.

SANFORD C. BERNSTEIN FUND, INC.— OVERLAY B PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/23 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 9/30/24 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

Government Money Market Portfolio	$116,399	$194,809	$283,670	$0	$0	$27,538	$2,433	$0

AB Bond Fund, Inc.: AB All Market Real Return Portfolio	21,231	877	10,953	(1,280)	2,951	12,826	877	0

Total				$(1,280)	$2,951	$40,364	$3,310	$0

SANFORD C. BERNSTEIN FUND, INC.—TAX-AWARE OVERLAY B PORTFOLIO
PORTFOLIO	MARKET VALUE 9/30/23 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 9/30/24 (000)	DIVIDEND INCOME (000)
Government Money Market Portfolio	$0	$297,978	$291,173	$6,805	$1,089

E.	Directors Fee

In connection with the election of a new Board of Directors by shareholders effective January 1, 2025, the Portfolios have adopted a retirement plan for certain independent Directors who will retire prior to their initial anticipated retirement date. These Directors will receive a one-time retirement benefit payable from the Portfolios and certain other funds overseen by the Directors. The Adviser has agreed to waive its fees from the Portfolios and certain other funds overseen by the Directors for the cost of such benefit, which is included in Receivable due from Adviser and Directors’ fees payable on the statement of assets and liabilities, and is expected to be paid prior to December 31, 2024.

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the year ended September 30, 2024, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES

Overlay A	$119,070,132	$0	$605,693,130	$0

Tax-Aware Overlay A	209,957,115	0	943,168,358	0

Overlay B	179,980,602	450,142,480	228,082,528	543,175,131

Tax-Aware Overlay B	122,489,892	1,028,255	414,683,457	1,828,587

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

	COST	GROSS UNREALIZED		NET UNREALIZED APPRECIATION (DEPRECIATION)
PORTFOLIO		APPRECIATION	(DEPRECIATION)
Overlay A	$310,359,502	$171,307,218	$(4,739,889)	$166,567,329

Tax-Aware Overlay A	705,562,679	465,233,653	(4,806,163)	460,427,490

Overlay B	369,799,773	15,758,819	(8,796,477)	6,962,342

Tax-Aware Overlay B	580,943,311	96,857,129	(17,863,307)	78,993,822

2024 Annual Report	81

Notes to Financial Statements (continued)

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended September 30, 2024, the Portfolios held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward

82	Sanford C. Bernstein Fund, Inc.

currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the year ended September 30, 2024, the Portfolios held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, certain Portfolios may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolios pay a premium whether or not the option is exercised. Additionally, the Portfolios bear the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolios were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolios. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolios’ maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolios on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolios have realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolios. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of a written option by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

During the year ended September 30, 2024, the Portfolios held purchased options for hedging and non-hedging purposes.

•	Swaps

The Portfolios may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies. Certain Portfolios may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolios accrue for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities,

2024 Annual Report	83

Notes to Financial Statements (continued)

where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, the Portfolios deposit with the broker or segregates at is custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolios are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional amount.

In addition, a Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended September 30, 2024, the Overlay B and Tax-Aware Overlay B Portfolios held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended September 30, 2024, the Overlay B and Tax-Aware Overlay B Portfolios held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Portfolios may enter into credit default swaps, including to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults by corporate and sovereign issuers held by the Portfolios, or to create

84	Sanford C. Bernstein Fund, Inc.

exposure to corporate or sovereign issuers to which they are not otherwise exposed. The Portfolios may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolios receive/(pay) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If a Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolios will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolios for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If a Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If a Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the schedule of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended September 30, 2024, the Portfolios held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

Each Portfolio may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. A Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the year ended September 30, 2024, the Portfolios held total return swaps for hedging and non-hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

2024 Annual Report	85

Notes to Financial Statements (continued)

During the year ended September 30, 2024, the Portfolios had entered into the following derivatives:

OVERLAY A PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$408,795	*	Payable for variation margin on futures	$356,639	*

Equity contracts	Receivable for variation margin on futures	3,011,035	*	Payable for variation margin on futures	971,356	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,412,897		Unrealized depreciation on forward currency exchange contracts	1,218,777

Equity contracts	Investments in securities, at value	8,130,789

Equity contracts	Unrealized appreciation on total return swaps	2,711		Unrealized depreciation on total return swaps	2,871

Total		$12,966,227			$2,549,643

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$2,678,517	$9,929,635

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	14,618,598	3,029,567

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	3,625,821	1,280,270

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(17,898,724)	(1,898,060)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	1,240,645	(58,105)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	92,289	(231)

Total		$4,357,146	$12,283,076

86	Sanford C. Bernstein Fund, Inc.

TAX-AWARE OVERLAY A PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$91,898	*	Payable for variation margin on futures	$1,085,468	*

Equity contracts	Receivable for variation margin on futures	8,753,708	*	Payable for variation margin on futures	1,897,239	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	3,295,480		Unrealized depreciation on forward currency exchange contracts	2,526,562

Equity contracts	Investments in securities, at value	17,794,088

Equity contracts	Unrealized appreciation on total return swaps	20,331

Total		$29,955,505			$5,509,269

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$5,896,569	$18,725,463

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	35,112,987	7,384,673

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	7,523,420	3,071,956

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(34,153,325)	(3,556,239)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	2,301,541	(109,205)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	276,696	20,636

Total		$16,957,888	$25,537,284

2024 Annual Report	87

Notes to Financial Statements (continued)

OVERLAY B PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$221,892	*	Payable for variation margin on futures	$99,325	*

Equity contracts	Receivable for variation margin on futures	3,340,823	*	Payable for variation margin on futures	202,173	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	1,290	*	Payable for variation margin on centrally cleared swaps	41,183	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	5,087,639	*	Payable for variation margin on centrally cleared swaps	208,612	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	617,501		Unrealized depreciation on forward currency exchange contracts	1,465,967

Equity contracts	Investments in securities, at value	2,223,733

Equity contracts	Unrealized appreciation on total return swaps	1,355

Total		$11,494,233			$2,017,260

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(564,537)	$2,310,834

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	23,109,478	9,217,838

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	1,383,223	(1,835,668)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(4,741,353)	(479,322)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	611,526	(1,234,610)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(305,312)	(31,975)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	127,760	26,331

Total		$19,620,785	$7,973,428

88	Sanford C. Bernstein Fund, Inc.

TAX-AWARE OVERLAY B PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts				Payable for variation margin on futures	$166,074	*

Equity contracts	Receivable for variation margin on futures	$4,685,870	*	Payable for variation margin on futures	317,692	*

Credit contracts				Payable for variation margin on centrally cleared swaps	29,738	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	7,539,158	*	Payable for variation margin on centrally cleared swaps	164,060	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	593,122		Unrealized depreciation on forward currency exchange contracts	530,670

Equity contracts	Investments in securities, at value	3,772,740

Interest rate contracts	Unrealized appreciation on inflation swaps	15,947,529		Unrealized depreciation on inflation swaps	22,670

Interest rate contracts	Unrealized appreciation on interest rate swaps	1,290,044

Total		$33,828,463			$1,230,904

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$557,614	$2,080,944

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	14,138,051	7,990,147

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	2,461,062	(530,732)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(6,451,419)	(549,371)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	12,358,157	(2,575,349)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(1,317,379)	17,041

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	9,346	(14,433)

Total		$21,755,432	$6,418,247

2024 Annual Report	89

Notes to Financial Statements (continued)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the year ended September 30, 2024:

OVERLAY A PORTFOLIO
Futures:

Average notional amount of buy contracts	$503,562,929

Average notional amount of sale contracts	$64,219,856

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$194,914,182

Average principal amount of sale contracts	$185,646,749

Purchased Options:

Average notional amount	$495,120,977

Centrally Cleared Credit Default Swaps:

Average notional amount of sale contracts	$69,850,000	(a)

Total Return Swaps:

Average notional amount	$1,990,499

(a)	Positions were open for one month during the year.

TAX-AWARE OVERLAY A PORTFOLIO
Futures:

Average notional amount of buy contracts	$1,043,213,266

Average notional amount of sale contracts	$122,135,359

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$384,249,800

Average principal amount of sale contracts	$359,225,157

Purchased Options:

Average notional amount	$998,307,688

Centrally Cleared Credit Default Swaps:

Average notional amount of sale contracts	$131,280,000

Total Return Swaps:

Average notional amount	$4,685,383

OVERLAY B PORTFOLIO
Futures:

Average notional amount of buy contracts	$290,706,623

Average notional amount of sale contracts	$36,648,662

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$91,489,703

Average principal amount of sale contracts	$144,672,568

Purchased Options:

Average notional amount	$132,082,385

Centrally Cleared Interest Rate Swaps:

Average notional amount	$54,154,066

90	Sanford C. Bernstein Fund, Inc.

OVERLAY B PORTFOLIO

Centrally Cleared Inflation Swaps:

Average notional amount	$51,695,923

Credit Default Swaps:

Average notional amount of sale contracts	$251,385	(a)

Centrally Cleared Credit Default Swaps:

Average notional amount of buy contracts	$23,007,254

Average notional amount of sale contracts	$10,751,588

Total Return Swaps:

Average notional amount	$1,912,767

(a)	Positions were open for ten months during the year.

TAX-AWARE OVERLAY B PORTFOLIO
Futures:

Average notional amount of buy contracts	$218,021,995

Average notional amount of sale contracts	$23,407,295

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$71,997,894

Average principal amount of sale contracts	$74,012,571

Purchased Options:

Average notional amount	$196,323,300

Interest Rate Swaps:

Average notional amount	$16,565,385

Inflation Swaps:

Average notional amount	$179,589,231

Centrally Cleared Interest Rate Swaps:

Average notional amount	$135,656,154

Centrally Cleared Inflation Swaps:

Average notional amount	$51,900,385

Credit Default Swaps:

Average notional amount of sale contracts	$1,662,564	(a)

Centrally Cleared Credit Default Swaps:

Average notional amount of buy contracts	$16,210,000

Average notional amount of sale contracts	$15,962,153	(b)

Total Return Swaps:

Average notional amount	$1,500,939	(a)

(a)	Positions were open for ten months during the year.

(b)	Positions were open for two months during the year.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

2024 Annual Report	91

Notes to Financial Statements (continued)

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of September 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

OVERLAY A PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America, NA	$386,908	$(386,908)	$0	$0	$0

Barclays Bank PLC	149,707	(149,707)	0	0	0

Citibank, NA	14,193	(14,193)	0	0	0

Deutsche Bank AG	233,969	(11,430)	0	0	222,539

Goldman Sachs Bank USA	262,871	(254,169)	0	0	8,702

HSBC Bank USA	16,397	(16,397)	0	0	0

JPMorgan Chase Bank, NA	326,656	(131,189)	0	0	195,467

Morgan Stanley & Co. LLC/Morgan Stanley Capital Services LLC	24,888	(24,888)	0	0	0

State Street Bank & Trust Co.	19	(19)	0	0	0

UBS AG	8,130,789	0	(7,700,000)	0	430,789

Total	$9,546,397	$(988,900)	$(7,700,000)	$0	$857,497	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$495,010	$(386,908)	$0	$0	$108,102

Barclays Bank PLC	181,990	(149,707)	0	0	32,283

Citibank, NA	54,906	(14,193)	0	0	40,713

Deutsche Bank AG	11,430	(11,430)	0	0	0

Goldman Sachs Bank USA	254,169	(254,169)	0	0	0

HSBC Bank USA	21,224	(16,397)	0	0	4,827

JPMorgan Chase Bank, NA	131,189	(131,189)	0	0	0

Morgan Stanley & Co. LLC/Morgan Stanley Capital Services LLC	61,718	(24,888)	0	0	36,830

State Street Bank & Trust Co.	10,012	(19)	0	0	9,993

Total	$1,221,648	$(988,900)	$0	$0	$232,748	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

92	Sanford C. Bernstein Fund, Inc.

TAX-AWARE OVERLAY A PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America, NA	$856,950	$(856,950)	$0	$0	$0

Barclays Bank PLC	386,697	(386,697)	0	0	0

Citibank, NA	23,710	(23,710)	0	0	0

Deutsche Bank AG	530,976	(24,228)	0	0	506,748

Goldman Sachs Bank USA	582,398	(542,646)	0	0	39,752

HSBC Bank USA	32,554	0	0	0	32,554

JPMorgan Chase Bank, NA	794,266	(209,276)	0	0	584,990

Morgan Stanley & Co. LLC/Morgan Stanley Capital Services LLC	108,260	(108,260)	0	0	0

UBS AG	17,794,088	0	(16,505,779)	(300,827)	987,482

Total	$21,109,899	$(2,151,767)	$(16,505,779)	$(300,827)	$2,151,526	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$1,079,514	$(856,950)	$0	$0	$222,564

Barclays Bank PLC	406,687	(386,697)	0	0	19,990

Citibank, NA	123,334	(23,710)	0	0	99,624

Deutsche Bank AG	24,228	(24,228)	0	0	0

Goldman Sachs Bank USA	542,646	(542,646)	0	0	0

JPMorgan Chase Bank, NA	209,276	(209,276)	0	0	0

Morgan Stanley & Co. LLC/Morgan Stanley Capital Services LLC	117,096	(108,260)	0	0	8,836

State Street Bank & Trust Co.	23,781	0	0	0	23,781

Total	$2,526,562	$(2,151,767)	$0	$0	$374,795	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

OVERLAY B PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America, NA	$155,769	$(155,769)	$0	$0	$0

Barclays Bank PLC	28,469	(28,469)	0	0	0

BNP Paribas SA	35,294	(35,294)	0	0	0

Citibank, NA	17,509	(17,509)	0	0	0

Deutsche Bank AG	70,580	(637)	0	0	69,943

Goldman Sachs Bank USA	74,539	(74,539)	0	0	0

HSBC Bank USA	29,801	(27,775)	0	0	2,026

JPMorgan Chase Bank, NA	91,471	(91,471)	0	0	0

Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	46,211	(46,211)	0	0	0

2024 Annual Report	93

Notes to Financial Statements (continued)

COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Standard Chartered Bank	$20,866	$(16,106)	$0	$0	$4,760

State Street Bank & Trust Co.	48,347	(48,347)	0	0	0

UBS AG	2,223,733	(4,510)	(2,150,000)	0	69,223

Total	$2,842,589	$(546,637)	$(2,150,000)	$0	$145,952	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$428,328	$(155,769)	$0	$0	$272,559

Barclays Bank PLC	57,834	(28,469)	0	0	29,365

BNP Paribas SA	149,506	(35,294)	0	0	114,212

Citibank, NA	150,028	(17,509)	0	0	132,519

Deutsche Bank AG	637	(637)	0	0	0

Goldman Sachs Bank USA	143,684	(74,539)	0	0	69,145

HSBC Bank USA	27,775	(27,775)	0	0	0

JPMorgan Chase Bank, NA	231,086	(91,471)	0	0	139,615

Morgan Stanley Capital Services, Inc.	178,929	(46,211)	0	0	132,718

Standard Chartered Bank	16,106	(16,106)	0	0	0

State Street Bank & Trust Co.	77,544	(48,347)	0	0	29,197

UBS AG	4,510	(4,510)	0	0	0

Total	$1,465,967	$(546,637)	$0	$0	$919,330	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

TAX-AWARE OVERLAY B PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America, NA	$192,103	$(192,103)	$0	$0	$0

Barclays Bank PLC	2,659,074	(86,581)	(2,360,000)	0	212,493

Citibank, NA	3,363,393	(26,122)	(3,300,000)	0	37,271

Deutsche Bank AG	2,591,612	(1,093)	(2,450,000)	0	140,519

Goldman Sachs Bank USA	123,177	(123,177)	0	0	0

HSBC Bank USA	4,941	0	0	0	4,941

JPMorgan Chase Bank, NA	8,019,500	(72,367)	(7,460,000)	(273,761)	213,372

Morgan Stanley & Co. LLC/Morgan Stanley Capital Services LLC	876,880	(19,213)	(857,667)	0	0

State Street Bank & Trust Co.	15	(15)	0	0	0

UBS AG	3,772,740	0	(3,600,000)	0	172,740

Total	$21,603,435	$(520,671)	$(20,027,667)	$(273,761)	$781,336	^

94	Sanford C. Bernstein Fund, Inc.

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$206,743	$(192,103)	$0	$0	$14,640

Barclays Bank PLC	86,581	(86,581)	0	0	0

Citibank, NA	26,122	(26,122)	0	0	0

Deutsche Bank AG	1,093	(1,093)	0	0	0

Goldman Sachs Bank USA	140,086	(123,177)	0	0	16,909

JPMorgan Chase Bank, NA	72,367	(72,367)	0	0	0

Morgan Stanley & Co. LLC/Morgan Stanley Capital Services LLC	19,213	(19,213)	0	0	0

State Street Bank & Trust Co.	1,135	(15)	0	0	1,120

Total	$553,340	$(520,671)	$0	$0	$32,669	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note 3. E for additional disclosure of netting arrangements regarding reverse repurchase agreements.

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

D.	TBA

The Portfolios may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

E.	Reverse Repurchase Agreements

The Overlay B Portfolio may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Portfolio is permitted to offset payables and/or receivables with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Portfolio in the event of a default. In the event of a default by a MRA counterparty, the Portfolio may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to

2024 Annual Report	95

Notes to Financial Statements (continued)

the counterparty, and as such the return of such excess collateral may be delayed or denied. For the year ended September 30, 2024, the average amount of reverse repurchase agreements outstanding was $2,214,769 and the daily weighted average interest rate was 5.42%. At September 30, 2024, the Portfolio had reverse repurchase agreements outstanding in the amount of $4,896,423 as reported on the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of September 30, 2024:

OVERLAY B PORTFOLIO
COUNTERPARTY	RVP LIABILITIES SUBJECT TO A MRA	SECURITIES COLLATERAL PLEDGED†*	NET AMOUNT OF RVP LIABILITIES

HSBC Securities (USA), Inc.	$4,896,423	$(4,896,423)	$0

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE 4.	Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

PORTFOLIO	2024	2023
Overlay A

Distributions paid from:

Ordinary income	$4,503,411	$23,545,277

Total distributions paid	$4,503,411	$23,545,277

Tax-Aware Overlay A

Distributions paid from:

Ordinary income	$6,500,740	$49,602,887

Total distributions paid	$6,500,740	$49,602,887

Overlay B

Distributions paid from:

Ordinary income	$13,001,230	$28,384,143

Total distributions paid	$13,001,230	$28,384,143

Tax-Aware Overlay B

Distributions paid from:

Ordinary income	$0	$9,242,658

Total taxable distributions	0	9,242,658

Tax exempt distributions	13,230,943	18,464,315

Total distributions paid	$13,230,943	$27,706,973

96	Sanford C. Bernstein Fund, Inc.

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME(a)	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER LOSSES(b)	UNREALIZED APPRECIATION/ (DEPRECIATION)(c)	TOTAL ACCUMULATED EARNINGS/ (DEFICIT)(d)
Overlay A	$2,830,735	$119,887,209	$(1,058,925)	$166,641,347	$288,300,366

Tax-Aware Overlay A	4,699,656	221,851,020	(2,381,625)	460,510,701	684,679,752

Overlay B	13,614,840	0	(146,417,338)	6,911,487	(125,891,011)

Tax-Aware Overlay B	24,258,064	0	(58,446,957)	78,968,409	44,779,516

(a)	Includes tax exempt income as shown below:

Tax-Aware Overlay B	6,352,790

(b)

As of September 30, 2024 certain Portfolios had capital loss carryforwards for federal income tax purposes. As of September 30, 2024 Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio, and Tax-Aware Overlay B Portfolio utilized capital loss carryforwards of $36,366,340, $42,192,767, $20,201,980, and $35,140,754, respectively. As of September 30, 2024 Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio, Tax-Aware Overlay B Portfolio deferred $1,058,925, $2,381,625, $1,085,921, and $57,257,539 in straddle losses, respectively.

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and passive foreign investment companies (PFICs), the realization for tax purposes of gains/losses on certain derivative instruments, the tax treatment of Puerto Rico bonds, and the tax treatment of callable bonds.

(d)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the amortization of offering costs and the accrual of foreign capital gains tax.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Portfolios are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of September 30, 2024, the following Portfolios had net capital loss carryforwards as follows:

PORTFOLIO	SHORT-TERM AMOUNT	LONG-TERM AMOUNT
Overlay A	$0	$0

Tax-Aware Overlay A	0	0

Overlay B	55,325,851	90,005,566

Tax-Aware Overlay B	0	1,189,418

NOTE 5.	Risks Involved in Investing in the Portfolios

Market Risk—The Portfolios are subject to market risk, which is the risk that stock and bond prices in general or in particular countries or sectors may decline over short or extended periods. In the past decade, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. These market conditions may recur from time to time and have an adverse impact on various securities markets. Governmental and quasigovernmental authorities and regulators throughout the world have provided significant support to financial markets in response to serious economic disruptions, including, but not limited to, buying stocks,

2024 Annual Report	97

Notes to Financial Statements (continued)

providing direct capital infusions into companies, implementing new monetary programs, dramatically changing interest rates and through other market interventions. Government actions to support the economy and financial markets have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen. The Federal Reserve, as well as certain foreign central banks have recently raised interest rates as part of their efforts to address rising inflation, and there is a risk that interest rates will continue to rise. Central bank, government or regulatory actions, including increases or decreases in interest rates, or actions that are inconsistent with such actions by different central banks, governments or regulators, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolios invest. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could: increase the risk that the U.S. government may default on payments on certain U.S. government securities; cause the credit rating of the U.S. government to be downgraded or increase volatility in both stock and bond markets; result in higher interest rates; reduce prices of U.S. Treasury securities; and/or increase the costs of certain kinds of debt.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolios’ assets. The United States government has in the recent past acted to prohibit U.S. persons, such as the Portfolios, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolios’ opportunities for investment and require the sale of securities at a loss or make them illiquid. Additionally, the Chinese government is involved in a territorial dispute with Taiwan; the risk of a forced unification with Taiwan by the Chinese government may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. If the political climate between the United States, China and other countries in Asia continues to deteriorate, economies and markets may be adversely affected.

Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union; potential trade imbalances with China or other countries; or sanctions or other government actions against Russia, other nations, or individuals or companies (or countermeasures taken in response to such sanctions), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s invasion of Ukraine commencing in February of 2022, the United States, the European Union and other countries instituted numerous sanctions against Russia and Belarus and certain companies and individuals. Russia in turn has taken a large number of retaliatory actions, some of which effectively froze Russian securities held by U.S. investors (including U.S. funds such as the Portfolios) and investors in other countries viewed as “unfriendly” by Russia, including securities represented by depositary receipts, effectively precluding the Portfolios from buying, selling, receiving or delivering those securities or accessing income received on such securities. Since then, Russian securities held by investors in the U.S. and other jurisdictions viewed as “unfriendly” by Russia have lost all, or nearly all, of their market value, and many other issuers, securities and markets have been adversely affected. The continued disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

98	Sanford C. Bernstein Fund, Inc.

Management Risk—The Portfolios are subject to management risk because they are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the value or performance of the Portfolios.

Allocation Risk—The allocation of investments among different global asset classes may have a significant effect on the Portfolios’ net asset value (“NAV”) when one of these asset classes is performing more poorly than others. The use of dynamic asset allocation strategies by the Adviser may result in less favorable performance than if such strategies had not been used. As direct investments, investments in other funds and derivative positions will be periodically rebalanced to reflect the Adviser’s view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that asset allocation decisions may not achieve the desired results and, as a result, the Portfolios may incur significant losses.

Derivatives Risk—The Portfolios intend to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the others side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios. Use of derivatives may have different tax consequences for the Portfolios than an investment in the underlying asset or index, and such differences may affect the amount, timing and character of income distributed to shareholders. The US government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Leverage Risk—Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolios’ investments and make it more volatile. The use of leverage may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Illiquid investments risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

2024 Annual Report	99

Notes to Financial Statements (continued)

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Mortgage-Related and Asset-Related Securities Risk—Mortgage- and asset-related securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-related securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. Assets-related securities entail certain risks not presented by mortgage-backed securities, including the risk that it may be difficult to perfect the liens securing any collateral backing certain asset-backed securities.

Prepayment and Extension Risk—Prepayment risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If this happens, particularly during a time of declining interest rates or credit spreads, the Portfolios will not benefit from the rise in market price that normally accompanies a decline in interest rates, and may not be able to invest the proceeds in securities providing as much income, resulting in a lower yield to the Portfolios. Conversely, extension risk is the risk that as interest rates rise or spreads widen, payments of securities may occur more slowly than anticipated by the market. If this happens, the values of these securities may go down because their interest rates are lower than current market rates and they remain outstanding longer than anticipated.

Subordination Risk—The Portfolios may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The value of municipal securities may also be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. There have been some municipal issuers that have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may get worse, particularly in light of the economic impact of the recent spread of an infectious coronavirus (COVID-19). The ultimate long-term economic fallout from COVID-19, and the long-term impact on economies, markets, industries and individual issuers, are not known. To the extent the Portfolios invest in a particular state’s municipal securities, they may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, wildfires, flooding and earthquakes, which may be further exacerbated by recent environmental conditions and climate change patterns. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

100	Sanford C. Bernstein Fund, Inc.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. During periods of very low or negative interest rates, the Portfolios’ returns may be adversely affected, including to such an extent that the Portfolios may be unable to maintain positive returns. A Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the recent tightening of the U.S. Federal Reserve’s monetary policy, which has caused the Federal Reserve to increase short-term interest rates in an effort to address rising inflation. The long-term impacts of such actions are not fully known at this time. Further actions from the Federal Reserve, including increases or decreases in interest rates, may be forthcoming and are likely to have unpredictable adverse effects on economies and markets

Credit Risk—This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The issuer or guarantor may default, potentially causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating, although credit ratings are opinions and not guarantees of quality. The credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations, making credit risk greater for medium-quality and lower-rated debt securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative credit risks. At times when credit risk is perceived to be greater, credit “spreads” (i.e., the difference between the yields on lower quality securities and the yields on higher quality securities) may get larger or “widen”. As a result, the values of the lower quality securities may go down more and they may become harder to sell.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more interest rate risk and will decrease in price as interest-rates rise. Securities that have final maturities longer than their durations may be affected by increased credit spreads to a far greater degree than their durations would suggest, because they are exposed to credit risk until final maturity.

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and potential responses to those sanctions, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Emerging-Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Commodity Risk—The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors

2024 Annual Report	101

Notes to Financial Statements (continued)

affecting a particular industry or commodity, such as changes in climate conditions, drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities. Rates of inflation have recently risen, which have adversely affected economies and markets. Rising inflation has caused the Federal Reserve and other central banks to take actions—including raising interest rates. The long-term impacts of such actions are not fully known at this time. Further actions from the Federal Reserve and other central banks, including increases or decreases in interest rates, may be forthcoming and are likely to have unpredictable adverse effects on economies and markets.

Inflation-Protected Securities Risk—The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in an inflation index. Decreases in the inflation rate or in investors’ expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, there can be no assurance that the relevant inflation index will accurately measure the rate of inflation, in which case the securities may not work as intended. These securities may be more difficult to trade or dispose of than other types of securities.

Lower-rated Securities Risk—Lower-rated securities, or junk bonds/high-yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

Real Estate Related Securities Risk—Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. In addition, global climate change may have an adverse effect on property and security values and may exacerbate the risks of natural disasters. The COVID-19 pandemic has also impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments. Investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other AB Mutual Funds and ETFs, are subject to market and management risk. The market value of the shares of other investment companies and ETFs may differ from their net asset value. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal income, and if applicable, state income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities. If the Internal Revenue Service or a state authority determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular federal income tax and/or state personal income tax, possibly retroactively to the date the security was issued, the value of the security

102	Sanford C. Bernstein Fund, Inc.

could decline significantly, and a portion of the distributions to Portfolio shareholders could be recharacterized as taxable. The US Congress has considered changes to US federal tax law that would, if enacted, have a negative impact on certain types of municipal securities, such as private activity bonds, or would otherwise make investments in municipal bonds less attractive.

Cybersecurity Risk—As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 6.	Capital-Share Transactions

As of September 30, 2024, the Sanford C. Bernstein Fund, Inc., has authorized 17.5 billion shares of common stock, par value $0.001 per share, of which 2.5 billion shares are allocated to the Overlay Portfolios. Each Class 1 and Class 2 of the Overlay Portfolios with the exception of Class 1 of the Tax-Aware Overlay A Portfolio, is allocated 300 million shares, Class 1 of the Tax-Aware Overlay A Portfolio is allocated 400 million shares.

2024 Annual Report	103

Notes to Financial Statements (continued)

Share transactions for each Portfolio for the years ended September 30, 2024 and September 30, 2023, were as follows:

	OVERLAY A PORTFOLIO

	SHARES		AMOUNT
	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23
Class 1 Shares

Shares sold	1,405,402	4,399,520	$17,299,810	$51,171,173

Shares issued on reinvestment of dividends	223,203	1,254,420	2,707,457	14,476,001

Shares redeemed	(29,487,915)	(47,081,765)	(369,828,379)	(550,592,982)

Net decrease	(27,859,310)	(41,427,825)	$(349,821,112)	$(484,945,808)

Class 2 Shares

Shares sold	667,726	1,493,341	$8,395,823	$17,333,333

Shares issued on reinvestment of dividends	57,815	337,908	700,714	3,902,841

Shares redeemed	(8,705,853)	(9,537,429)	(108,793,989)	(111,532,853)

Net decrease	(7,980,312)	(7,706,180)	$(99,697,452)	$(90,296,679)

	TAX-AWARE OVERLAY A PORTFOLIO

	SHARES		AMOUNT
	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23
Class 1 Shares

Shares sold	1,990,842	7,125,424	$25,897,363	$88,618,382

Shares issued on reinvestment of dividends	240,490	2,194,101	3,123,959	27,162,976

Shares redeemed	(42,593,372)	(98,298,764)	(564,418,726)	(1,230,747,717)

Net decrease	(40,362,040)	(88,979,239)	$(535,397,404)	$(1,114,966,359)

Class 2 Shares

Shares sold	616,641	2,054,820	$7,825,044	$25,781,308

Shares issued on reinvestment of dividends	91,876	628,572	1,193,473	7,794,291

Shares redeemed	(9,869,453)	(27,802,368)	(129,466,211)	(346,583,477)

Net decrease	(9,160,936)	(25,118,976)	$(120,447,694)	$(313,007,878)

104	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO

	SHARES		AMOUNT
	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23
Class 1 Shares

Shares sold	2,280,875	4,726,226	$20,499,321	$41,299,169

Shares issued on reinvestment of dividends	815,307	1,868,050	7,191,007	16,233,353

Shares redeemed	(25,805,360)	(40,919,748)	(230,341,943)	(359,702,149)

Net decrease	(22,709,178)	(34,325,472)	$(202,651,615)	$(302,169,627)

Class 2 Shares

Shares sold	2,661,862	2,471,762	$24,364,871	$21,597,797

Shares issued on reinvestment of dividends	228,202	474,714	2,015,025	4,134,762

Shares redeemed	(6,976,954)	(6,863,016)	(62,567,197)	(60,252,096)

Net decrease	(4,086,890)	(3,916,540)	$(36,187,301)	$(34,519,537)

	TAX-AWARE OVERLAY B PORTFOLIO

	SHARES		AMOUNT
	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23
Class 1 Shares

Shares sold	1,409,421	2,988,886	$14,969,807	$30,597,455

Shares issued on reinvestment of dividends	629,550	1,343,027	6,585,561	13,698,876

Shares redeemed	(25,095,884)	(49,505,644)	(266,045,732)	(510,949,900)

Shares issued in connection with the Reorganization	16,027,973	0	172,225,431	0

Net decrease	(7,028,940)	(45,173,731)	$(72,264,933)	$(466,653,569)

Class 2 Shares

Shares sold	246,733	1,168,281	$2,588,529	$12,015,757

Shares issued on reinvestment of dividends	243,422	512,881	2,547,381	5,236,512

Shares redeemed	(11,309,478)	(20,122,450)	(119,094,229)	(207,574,494)

Shares issued in connection with the Reorganization	6,746,731	0	72,487,699	0

Net decrease	(4,072,592)	(18,441,288)	$(41,470,620)	$(190,322,225)

At September 30, 2024, shareholders of the Overlay B Portfolio owned 14% of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolios’ performance.

NOTE 7.	Merger and Reorganization

At the Board meeting held on October 25-26, 2023, the Board of the Portfolio approved the acquisition of the assets and assumption of the liabilities of the Acquired Portfolios. The Portfolios have the same investment objective and similar investment strategies. The Reorganization was completed at the close of business February 23, 2024. Pursuant to the

2024 Annual Report	105

Notes to Financial Statements (continued)

Reorganization, the assets and liabilities of the Acquired Portfolios shares were transferred in exchange for the shares of the Acquiring Portfolio, in a tax-free exchange as follows:

PORTFOLIO	SHARES OUTSTANDING BEFORE THE REORGANIZATION	SHARES OUTSTANDING IMMEDIATELY AFTER THE REORGANIZATION	AGGREGATE NET ASSETS BEFORE THE REORGANIZATION		AGGREGATE NET ASSETS IMMEDIATELY AFTER THE REORGANIZATION
Tax-Aware Overlay C Portfolio	12,433,219	-0-	$130,882,361	+	$-0-

Tax-Aware Overlay N Portfolio	10,761,579	-0-	113,830,769	++	-0-

Tax-Aware Overlay B Portfolio	42,166,571	64,941,392	453,077,319		697,790,449

+	Includes unrealized appreciation of $11,996,716.
++	Includes unrealized appreciation of $5,663,882.

Assuming the acquisition of the Acquired Portfolio’s had been completed on October 1, 2023, the Acquiring Portfolio’s pro forma results of operations for the year ended September 30, 2024, are as follows:

Net investment income	$16,321,156

Net realized and unrealized gain on investments	98,808,145

Net increase in net assets resulting from operations	$115,129,301

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquiring Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 23, 2024.

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE 8.	Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE 9.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

106	Sanford C. Bernstein Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Sanford C. Bernstein Fund, Inc. and Shareholders of Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio, and Tax-Aware Overlay B Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio and Tax-Aware Overlay B Portfolio (four of the nine portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter collectively referred to as the “Portfolios”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

November 25, 2024

We have served as the auditor of one or more investment companies in the AB Group of Mutual Funds since at least 1985. We have not been able to determine the specific year we began serving as auditor.

2024 Annual Report	107

2024 Federal Tax Information (Unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended September 30, 2024. For corporate shareholders, the following percentages of dividends paid by each Portfolio qualify for the dividends received deduction. Additionally, for foreign shareholders the following percentages of ordinary income dividends paid by each Portfolio may be considered to be qualifying to be taxed as interest-related dividends.

PORTFOLIO	DIVIDENDS RECEIVED DEDUCTION % (CORPORATE SHAREHOLDERS)	% OF QUALIFIED INTEREST INCOME (FOREIGN SHAREHOLDERS)
Overlay A	44.18%	15.77%

Tax-Aware Overlay A	57.55%	28.59%

Overlay B	0.00%	81.08%

For the taxable year ended September 30, 2024, each Portfolio designates the following amounts as the maximum amount that may be considered qualified dividend income for individual shareholders.

PORTFOLIO	QUALIFIED DIVIDEND INCOME
Overlay A	$4,503,411

Tax-Aware Overlay A	6,500,740

Overlay B	386,813

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

108	Sanford C. Bernstein Fund, Inc.

Board Consideration of Investment Management Arrangement

Sanford C. Bernstein Fund, Inc. (the “Fund”) is subject to Section 15 of the Investment Company Act of 1940, as amended. Section 15 provides that any investment advisory agreement with a registered investment company such as the Fund may continue in effect for a period of more than two years from the date of its execution, only so long as such continuance is specifically approved at least annually by the board of directors (or by vote of a majority of the outstanding voting securities of the investment company). Pursuant to this requirement, the Fund’s Board of Directors, all of whom were not interested persons of the Fund (the “Independent Directors”), unanimously approved the continuation of the Investment Management Agreement between the Fund, on behalf of (i) the Emerging Markets Portfolio, (ii) the New York Municipal, California Municipal, Diversified Municipal, and Intermediate Duration Portfolios (collectively, the “Fixed Income Portfolios”), and (iii) the Overlay A, Tax-Aware Overlay A, Overlay B, and Tax-Aware Overlay B Portfolios (the “Overlay Portfolios” and collectively with the Emerging Markets Portfolio and the Fixed Income Portfolios, the “Portfolios”) of the Fund, and AllianceBernstein L.P. (the “Adviser”)( the “Investment Management Agreement” or the “Agreement”) at a meeting held on October 23-24, 2024.

The following discussion describes the considerations in connection with the Board’s review of the Investment Management Agreement.

In connection with the annual review of the continuation of the Investment Management Agreement, on July 25, 2024, at an in-person meeting, the Board of Directors received a presentation with respect to the 2023 profitability of the Adviser regarding the Fund and the Portfolios. Also, in connection with such annual review, counsel to the Independent Directors sent a letter to the Adviser dated August 12, 2024, that contained a list of additional information requested by the Independent Directors to conduct their annual review. The Independent Directors received and evaluated extensive materials relating to the continuation of the Investment Management Agreement from the Adviser. In addition, the Board received materials from the Senior Vice President of the Fund and an independent fee consultant as described below. On September 19, 2024, the Board of Directors held a video conference meeting to discuss its review of the Investment Management Agreement and the materials the Directors had been provided. At that meeting, the Independent Directors met separately with their independent counsel and the Senior Vice President and their independent fee consultant in executive sessions. Following the September 19, 2024 meeting, the Independent Directors, through counsel, requested certain additional information by means of an email from their counsel dated September 24, 2024, and the Adviser provided certain additional information by means of a memorandum dated October 11, 2024. On October 16, 2024, the Board of Directors held an executive session via video conference with independent counsel and the Senior Vice President to further discuss the additional materials the Directors had been provided. Following the October 16, 2024 conference call, the Independent Directors requested certain additional information by means of an email from their counsel dated October 18, 2024. On October 23-24, 2024, the Board of Directors held an in person meeting to continue their review of the Investment Management Agreement. During this meeting, the Adviser provided further information requested by the Independent Directors relating to contract renewal, and the Independent Directors also met separately with counsel to the Independent Directors as well as the Senior Vice President to review the contract renewal materials provided by the Adviser and additional materials prepared by the Senior Vice President. At the conclusion of this meeting, the Board approved the continuation of the Investment Management Agreement for an additional annual term as described below.

In approving the Investment Management Agreement, the Board, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement and considered whether the Agreement would be in the best interests of the Fund. In particular, the Board considered the information that was provided to them by the Adviser in response to their requests, as well as information prepared by the Senior Vice President and the independent fee consultant at the request of the Board. The Fund’s Senior Vice President assists the Board (as well as the boards of other funds sponsored by the Adviser) in evaluating investment management agreements and certain other plans and agreements pursuant to which the Adviser or its affiliates provide services to the Funds. The Board also considered other information provided to the Board in connection with the July 25, 2024, September 19, 2024 and October 23-24, 2024 meetings and throughout the past year.

The information considered by the Board included information with respect to the nature, extent and quality of services provided, investment performance, fees and expenses, profitability, economies of scale, and fall-out benefits and other revenue.

2024 Annual Report	109

Board Consideration of Investment Management Arrangement (continued)

In the Board’s consideration of the factors discussed below, no single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered and in the exercise of the Directors’ business judgment, that it was in the best interests of the Fund to approve the Investment Management Agreement including the fees to be charged for services thereunder, as summarized below.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group and the funds within the peer group, with respect to the fee and expense data, were available from ISS Market Intelligence (“ISS”), an independent provider of investment company data. The Senior Vice President also performed analyses of the advisory fees, and compared such analyses to the Portfolios’ peer groups. In addition, the Board received and considered information from an independent fee consultant regarding the fees and expenses of the Portfolios as well as their investment performance.

The Board noted that (i) the contractual advisory fee of the Emerging Market Portfolio was below the median of the peer group; (ii) the contractual advisory fee of each Fixed Income Portfolio, other than the Intermediate Duration Portfolio, was below the median of the peer group; and (iii) the contractual advisory fee of each Overlay Portfolio, other than the Overlay B Portfolio was above the median of the peer group, and the contractual advisory fee of the Overlay B Portfolio was at the median. With respect to the advisory fees charged to the Intermediate Duration Portfolio, the Directors noted the independent fee consultant’s assessment that the advisory fees were within the range of peers. With respect to the advisory fees charged to the Overlay Portfolios, the Directors noted that the Portfolios are intended to have an impact on a private client’s entire account, rather than just an impact at the Portfolio level. The Board further noted that the total expense ratio for each Portfolio, other than the Overlay A Portfolio, was below the peer group median in the ISS report. The Board noted that the total expense ratio of the Overlay A Portfolio was only slightly above the median.

The Directors also considered information about the reduction in assets under management for the Overlay Portfolios, and the Adviser’s expectation that the assets under management may drop further due to changes in the Bernstein Wealth Management asset allocation models. The Board noted that a further drop in assets could affect the expenses borne by shareholders, but that the Overlay Portfolios were subject to expense caps that would limit the potential impact on expenses.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser, including information about any recent advisory fee changes with respect to other investment companies advised by the Adviser. The Board noted the differences between the services provided to the Portfolios in comparison to those provided to other types of clients, including institutional clients and other investment companies for which the Adviser acted as investment adviser or subadviser, and the differences in the entrepreneurial and other risks borne by the Adviser in serving the Portfolios compared to other types of clients.

On the basis of its review and consideration of the fees as described above and the Board’s consideration of the other factors described below, and in light of the Adviser’s implementation of certain fee waivers and/or expense caps for certain Portfolios, the Board concluded that the contractual advisory fees as proposed were reasonable.

Nature, Extent and Quality of Services Provided

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates gained from their experience as Directors of the Fund, and their overall confidence in the Adviser’s integrity and competence they have gained from that experience. The Board also considered the Adviser’s responsiveness and attention to concerns raised by the Directors from time to time, including the Adviser’s willingness to consider and implement changes to improve investment results. The Board also considered the scope and quality of the Adviser’s investment management capabilities, other resources dedicated to performing its services, the quality of its compliance, administrative and other services provided to the Portfolios and the background and experience of the Adviser’s senior management. The Board reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio and noted the Adviser’s

110	Sanford C. Bernstein Fund, Inc.

research and investment management capabilities. The Board reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Portfolios.

In considering the nature and quality of the services provided by the Adviser, the Board, including the Independent Directors, received and considered information about each Portfolio’s investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio’s peer group, for the 1-year, 3-year, 5-year and 10-year periods, as applicable, ended July 31, 2024 and versus each Portfolio’s benchmark index, for the relevant periods, as well as the most recently available Morningstar rating for those Portfolios with an available rating. The Board also received certain updated performance information as of September 30, 2024. In addition, the Directors considered information showing performance compared to peer groups and benchmarks for rolling calendar year periods and the year to date. The Directors also receive detailed comparative performance information for the Portfolios at each regular Board meeting during the year. The Board recognized that the benchmark indices do not account for fees and expenses incurred by a fund, including the Portfolios. The Directors also considered how peer groups have changed over time and how comparisons may differ depending upon the selection of the peer groups or benchmark indices.

In evaluating the performance of the Fixed Income Portfolios, the Directors considered whether those Portfolios may have incurred less credit risk or interest rate risk, or both, in relation to their peer groups and benchmark indices. The Directors also noted the Adviser’s explanation that certain Fixed Income Portfolios are designed to maintain higher credit quality and a more conservative approach versus the funds in their relevant peer groups. As a result of a lower risk profile, those Fixed Income Portfolios are generally expected to underperform the peer group during periods when riskier assets have outperformed and likewise are generally expected to outperform the peer group during periods when higher quality assets are in favor.

The Directors noted the complexity of the Overlay Portfolios, in particular the complexity of managing the globally diversified set of asset classes and derivatives in which the Overlay Portfolios can invest as well as the complexity of dynamically allocating assets through the Overlay Portfolios among various asset classes as economic and market conditions change in seeking to provide the desired risk/return trade-off for their investors in light of their overall Bernstein Wealth Management portfolios (and not just their investment in the Overlay Portfolios themselves). In considering the performance of the Overlay Portfolios, the Board reviewed the performance of the Overlay Portfolios’ dynamic asset allocation component and the impact of that component in the recent volatile market environment. The Board further acknowledged the difficulty in selecting relevant peer groups for the Overlay Portfolios because of their unique structure and noted that the Overlay A Portfolio and Tax-Aware Overlay A Portfolio held higher percentages of equities and international equities than the funds in their relevant peer groups.

The Board noted that each of the Portfolios, except the Overlay B Portfolio, had outperformed its benchmark index for the one-year period ending July 31, 2024, and that the Overlay B Portfolio had only slightly underperformed its benchmark index. Where the Portfolios had underperformed their peer groups or benchmark indices for certain periods, the Directors considered the Adviser’s explanations for performance and, as applicable, measures the Adviser had taken or proposed to take to improve performance.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

The Board, including the Independent Directors, considered the level of the Adviser’s profits in respect of its management of the respective Portfolios. The materials provided to the Independent Directors included information indicating the profitability of the Portfolios to the Adviser for calendar years 2022 and 2023. The Directors considered the assessment of an independent consultant that had reviewed the profitability statements for consistency with cost accounting theory and industry standards. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, noting that the methodology was consistent with the Adviser’s internal financial reporting. The Directors acknowledged that there are many potentially acceptable allocation methodologies for cost allocation, and that in certain cases the selected allocation methodology may not capture all costs borne by the Adviser with respect to a Portfolio. The Directors noted that they received information regarding revenues

2024 Annual Report	111

Board Consideration of Investment Management Arrangement (continued)

and expenses of the Adviser’s relationship with the Fund, including those relating to the Adviser’s subsidiaries that provide transfer agency and distribution services to the Fund, and that they had focused on profitability before taxes and distribution expenses. The Directors reviewed comparative information regarding profitability for other publicly-traded advisers, recognizing that it is difficult to make comparisons of profitability among different investment advisers because only limited comparative information is publicly available and the comparisons are affected by numerous factors including different business mixes.

After reviewing all relevant factors, the Directors, including the Independent Directors, concluded that the levels of the Adviser’s profits in respect of its management of the Portfolios were not excessive.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Directors discussed possible ways in which any such economies of scale may be shared with the Portfolios, including by investment in enhanced services.

The Directors also considered the Senior Vice President materials which they received in connection with the review of the Investment Management Agreement, which included information reflecting changes in asset levels of the Portfolios and in the profitability of the Adviser over various periods.

After reviewing the profitability and economies of scale information provided by the Adviser, the Board concluded that the benefits of any economies of scale were appropriately being shared with Portfolio investors by way of, among other things and as applicable, establishing advisory fees at levels that contemplated future achievement of scale, breakpoint arrangements, and expense caps and waivers applying to select Portfolios.

Fall-Out Benefits and Other Revenue

The Board, including the Independent Directors, also took into account so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis), Rule 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) with respect to the retail share classes of certain Portfolios, and transfer agency fees paid by the retail share classes of certain Portfolios to a wholly-owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board determined to approve the continuation of the Investment Management Agreement for an additional annual term, without change to the Portfolios’ contractual fee schedules, as set forth below.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NEW ASSETS OF EACH PORTFOLIO
New York Municipal	0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% of assets in excess of $5 billion

California Municipal

0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% of assets in excess of $5 billion

112	Sanford C. Bernstein Fund, Inc.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NEW ASSETS OF EACH PORTFOLIO
Diversified Municipal

0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% in excess of $5 billion up to, but not exceeding $7 billion; 0.225% of assets in excess of $7 billion

Intermediate Duration

0.45% on the first $2.5 billion; 0.40% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.35% in excess of $5 billion up to, but not exceeding $8 billion; 0.30% of assets in excess of $8 billion

Emerging Markets	0.95% of the first $2.5 billion; 0.90% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Overlay A	0.90% of the first $2.5 billion; 0.875% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Tax-Aware Overlay A	0.90% of the first $2.5 billion; 0.875% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Overlay B	0.65% of assets.

Tax-Aware Overlay B	0.65% of assets.

2024 Annual Report	113

Distributor

SANFORD C. BERNSTEIN FUND, INC.

66 HUDSON BOULEVARD EAST, NEW YORK, NY 10001

(212) 756-4097

SCBII-1947-0924

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Emerging Markets

At a Special Meeting held on July 18, 2024, shareholders of the Emerging Markets Portfolio (the “Fund”), a series of Sanford C. Bernstein Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Perry and Messrs. Kristol and Peterson will retire as Directors effective December 31, 2024. Shareholders of the Fund elected six individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Messrs. Gerken and Holland. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	404,609,620.504	4,612,753.246	0	N/A
Alexander Chaloff	405,113,525.500	4,108,848.250	0	N/A
R. Jay Gerken	404,619,673.810	4,602,699.940	0	N/A
Jeffrey R. Holland	404,813,383.888	4,408,989.862	0	N/A
Jeanette W. Loeb	394,085,346.277	15,137,027.473	0	N/A
Carol C. McMullen	404,739,531.853	4,482,841.897	0	N/A
Garry L. Moody	404,569,846.123	4,652,527.627	0	N/A
Emilie D. Wrapp	404,819,560.618	4,402,813.132	0	N/A

New York Municipal Portfolio

At a Special Meeting held on July 18, 2024, shareholders of the New York Municipal Portfolio (the “Fund”), a series of Sanford C. Bernstein Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Perry and Messrs. Kristol and Peterson will retire as Directors effective December 31, 2024. Shareholders of the Fund elected six individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Messrs. Gerken and Holland. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	404,609,620.504	4,612,753.246	0	N/A
Alexander Chaloff	405,113,525.500	4,108,848.250	0	N/A
R. Jay Gerken	404,619,673.810	4,602,699.940	0	N/A
Jeffrey R. Holland	404,813,383.888	4,408,989.862	0	N/A
Jeanette W. Loeb	394,085,346.277	15,137,027.473	0	N/A
Carol C. McMullen	404,739,531.853	4,482,841.897	0	N/A
Garry L. Moody	404,569,846.123	4,652,527.627	0	N/A
Emilie D. Wrapp	404,819,560.618	4,402,813.132	0	N/A

California Municipal Portfolio

At a Special Meeting held on July 18, 2024, shareholders of the California Municipal Portfolio (the “Fund”), a series of Sanford C. Bernstein Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Perry and Messrs. Kristol and Peterson will retire as Directors effective December 31, 2024. Shareholders of the Fund elected six individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Messrs. Gerken and Holland. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	404,609,620.504	4,612,753.246	0	N/A
Alexander Chaloff	405,113,525.500	4,108,848.250	0	N/A
R. Jay Gerken	404,619,673.810	4,602,699.940	0	N/A
Jeffrey R. Holland	404,813,383.888	4,408,989.862	0	N/A
Jeanette W. Loeb	394,085,346.277	15,137,027.473	0	N/A
Carol C. McMullen	404,739,531.853	4,482,841.897	0	N/A
Garry L. Moody	404,569,846.123	4,652,527.627	0	N/A
Emilie D. Wrapp	404,819,560.618	4,402,813.132	0	N/A

Diversified Municipal Portfolio

At a Special Meeting held on July 18, 2024, shareholders of Diversified Municipal Portfolio (the “Fund”), a series of Sanford C. Bernstein Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Perry and Messrs. Kristol and Peterson will retire as Directors effective December 31, 2024. Shareholders of the Fund elected six individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Messrs. Gerken and Holland. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	404,609,620.504	4,612,753.246	0	N/A
Alexander Chaloff	405,113,525.500	4,108,848.250	0	N/A
R. Jay Gerken	404,619,673.810	4,602,699.940	0	N/A
Jeffrey R. Holland	404,813,383.888	4,408,989.862	0	N/A
Jeanette W. Loeb	394,085,346.277	15,137,027.473	0	N/A
Carol C. McMullen	404,739,531.853	4,482,841.897	0	N/A
Garry L. Moody	404,569,846.123	4,652,527.627	0	N/A
Emilie D. Wrapp	404,819,560.618	4,402,813.132	0	N/A

Intermediate Duration Portfolio

At a Special Meeting held on July 18, 2024, shareholders of the Intermediate Duration Portfolio (the “Fund”), a series of Sanford C. Bernstein Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Perry and Messrs. Kristol and Peterson will retire as Directors effective December 31, 2024. Shareholders of the Fund elected six individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Messrs. Gerken and Holland. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	404,609,620.504	4,612,753.246	0	N/A
Alexander Chaloff	405,113,525.500	4,108,848.250	0	N/A
R. Jay Gerken	404,619,673.810	4,602,699.940	0	N/A
Jeffrey R. Holland	404,813,383.888	4,408,989.862	0	N/A
Jeanette W. Loeb	394,085,346.277	15,137,027.473	0	N/A
Carol C. McMullen	404,739,531.853	4,482,841.897	0	N/A
Garry L. Moody	404,569,846.123	4,652,527.627	0	N/A
Emilie D. Wrapp	404,819,560.618	4,402,813.132	0	N/A

Overlay A Portfolio

At a Special Meeting held on July 18, 2024, shareholders of the Overlay A Portfolio (the “Fund”), a series of Sanford C. Bernstein Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Perry and Messrs. Kristol and Peterson will retire as Directors effective December 31, 2024. Shareholders of the Fund elected six individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Messrs. Gerken and Holland. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	404,609,620.504	4,612,753.246	0	N/A
Alexander Chaloff	405,113,525.500	4,108,848.250	0	N/A
R. Jay Gerken	404,619,673.810	4,602,699.940	0	N/A
Jeffrey R. Holland	404,813,383.888	4,408,989.862	0	N/A
Jeanette W. Loeb	394,085,346.277	15,137,027.473	0	N/A
Carol C. McMullen	404,739,531.853	4,482,841.897	0	N/A
Garry L. Moody	404,569,846.123	4,652,527.627	0	N/A
Emilie D. Wrapp	404,819,560.618	4,402,813.132	0	N/A

Tax-Aware Overlay A Portfolio

At a Special Meeting held on July 18, 2024, shareholders of the Tax-Aware Overlay A Portfolio (the “Fund”), a series of Sanford C. Bernstein Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Perry and Messrs. Kristol and Peterson will retire as Directors effective December 31, 2024. Shareholders of the Fund elected six individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Messrs. Gerken and Holland. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	404,609,620.504	4,612,753.246	0	N/A
Alexander Chaloff	405,113,525.500	4,108,848.250	0	N/A
R. Jay Gerken	404,619,673.810	4,602,699.940	0	N/A
Jeffrey R. Holland	404,813,383.888	4,408,989.862	0	N/A
Jeanette W. Loeb	394,085,346.277	15,137,027.473	0	N/A
Carol C. McMullen	404,739,531.853	4,482,841.897	0	N/A
Garry L. Moody	404,569,846.123	4,652,527.627	0	N/A
Emilie D. Wrapp	404,819,560.618	4,402,813.132	0	N/A

Overlay B Portfolio

At a Special Meeting held on July 18, 2024, shareholders of the Overlay B Portfolio (the “Fund”), a series of Sanford C. Bernstein Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Perry and Messrs. Kristol and Peterson will retire as Directors effective December 31, 2024. Shareholders of the Fund elected six individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Messrs. Gerken and Holland. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	404,609,620.504	4,612,753.246	0	N/A
Alexander Chaloff	405,113,525.500	4,108,848.250	0	N/A
R. Jay Gerken	404,619,673.810	4,602,699.940	0	N/A
Jeffrey R. Holland	404,813,383.888	4,408,989.862	0	N/A
Jeanette W. Loeb	394,085,346.277	15,137,027.473	0	N/A
Carol C. McMullen	404,739,531.853	4,482,841.897	0	N/A
Garry L. Moody	404,569,846.123	4,652,527.627	0	N/A
Emilie D. Wrapp	404,819,560.618	4,402,813.132	0	N/A

Tax-Aware Overlay B Portfolio

At a Special Meeting held on July 18, 2024, shareholders of the Tax-Aware Overlay B Portfolio (the “Fund”), a series of Sanford C. Bernstein Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Perry and Messrs. Kristol and Peterson will retire as Directors effective December 31, 2024. Shareholders of the Fund elected six individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Messrs. Gerken and Holland. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	404,609,620.504	4,612,753.246	0	N/A
Alexander Chaloff	405,113,525.500	4,108,848.250	0	N/A
R. Jay Gerken	404,619,673.810	4,602,699.940	0	N/A
Jeffrey R. Holland	404,813,383.888	4,408,989.862	0	N/A
Jeanette W. Loeb	394,085,346.277	15,137,027.473	0	N/A
Carol C. McMullen	404,739,531.853	4,482,841.897	0	N/A
Garry L. Moody	404,569,846.123	4,652,527.627	0	N/A
Emilie D. Wrapp	404,819,560.618	4,402,813.132	0	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date: November 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date: November 29, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: November 29, 2024